                                                              File Nos. 33-47216
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 31

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 74

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)

                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                   Samuel Ramos, Vice President and Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

       / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2006 pursuant to paragraph (b) of Rule 485
       / / 60 days after filing pursuant to paragraph (a) (1) of Rule 485 / / on (date) pursuant to paragraph (a) (1) of Rule 485
       / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2005 was filed on or before March 30, 2006.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.    CAPTION IN PROSPECTUSES
-----------------    -----------------------
1                    Cover Page
2                    Special Terms
3                    Summary of Fees and Expenses; Summary of Contract Features
4                    Condensed Financial Information; Performance Information

5 Description of the Companies, the Variable Accounts, and the Underlying Investment Companies

6                    Charges and Deductions
7                    Description of the Contract
8                    Electing the Form of Annuity and the Annuity Date; Description of
                     Variable Annuity Payout Options; Annuity Benefit Payments

9                    Death Benefit
10                   Payments; Computation of Values; Distribution
11                   Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                     Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                   Federal Tax Considerations
13                   Legal Matters
14                   Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.    CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------    ----------------------------------------------
15                   Cover Page
16                   Table of Contents
17                   General Information and History
18                   Services
19                   Underwriters
20                   Performance Information
21                   Annuity Benefit Payments
22                   Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Select Resource II variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. This Prospectus also includes important information about the Allmerica Select Resource I contract. See Appendix D. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2006 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


GOLDMAN SACHS VARIABLE INSURANCE  TRUST (SERVICE SHARES)
Goldman Sachs Capital Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Equity Index Fund
Goldman Sachs Government Income Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs International Equity Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Money Market Fund
Goldman Sachs Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Blue Chip Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Dynamics Fund
AIM V.I. Global Health Care Fund


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein Global Technology Portfolio
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio


DWS SCUDDER INVESTMENT  VIT FUNDS
DWS Small Cap Index VIP

DWS VARIABLE SERIES II
DWS Dreman Financial Services VIP
DWS Technology Growth VIP


EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

               (CONTINUES ON THE NEXT PAGE)

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                DATED MAY 1, 2006

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Large Cap Growth Portfolio
Janus Aspen Mid Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts, additional investment options available in most jurisdictions, offer fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                                TABLE OF CONTENTS


SPECIAL TERMS                                                                    5
SUMMARY OF FEES AND EXPENSES                                                     7
SUMMARY OF CONTRACT FEATURES                                                    11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT AND THE UNDERLYING FUNDS      16
INVESTMENT OBJECTIVES AND POLICIES                                              17
PERFORMANCE INFORMATION                                                         22
DESCRIPTION OF THE CONTRACT                                                     24
   DISRUPTIVE TRADING                                                           24
   PAYMENTS                                                                     25
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                                26
   RIGHT TO CANCEL ALL OTHER CONTRACTS                                          26
   TELEPHONE TRANSACTIONS PRIVILEGE                                             26
   TRANSFER PRIVILEGE                                                           27
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS                27
   SURRENDER                                                                    28
   WITHDRAWALS                                                                  29
   DEATH BENEFIT                                                                30
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                       31
   OPTIONAL ENHANCED EARNINGS RIDER                                             32
   ASSIGNMENT                                                                   34
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                            34
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                               35
   ANNUITY BENEFIT PAYMENTS                                                     36
   NORRIS DECISION                                                              37
   COMPUTATION OF VALUES                                                        37
CHARGES AND DEDUCTIONS                                                          38
   VARIABLE ACCOUNT DEDUCTIONS                                                  38
   CONTRACT FEE                                                                 39
   OPTIONAL RIDER CHARGES                                                       40
   PREMIUM TAXES                                                                40
   SURRENDER CHARGE                                                             40
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED                   41
   TRANSFER CHARGE                                                              44
GUARANTEE PERIOD ACCOUNTS                                                       44
FEDERAL TAX CONSIDERATIONS                                                      46
   GENERAL                                                                      46
   QUALIFIED AND NON-QUALIFIED CONTRACTS                                        47
   TAXATION OF THE CONTRACT                                                     47
   TAX WITHHOLDING                                                              51
   PROVISIONS APPLICABLE  ONLY TO  TAX QUALIFIED PLANS                          51
STATEMENTS AND REPORTS                                                          52
LOANS (QUALIFIED CONTRACTS ONLY)                                                52
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                               53
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                       54
VOTING RIGHTS                                                                   54
DISTRIBUTION                                                                    54
LEGAL MATTERS                                                                   55
FURTHER INFORMATION                                                             55

APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                         A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT                B-1
APPENDIX C -- THE DEATH BENEFIT                                                C-1
APPENDIX D -- DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT       D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION                                  E-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                  3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                   4
SERVICES                                                                         4
UNDERWRITERS                                                                     5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                       6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                      7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER           8
PERFORMANCE INFORMATION                                                         10
FINANCIAL STATEMENTS                                                           F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.


COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of Goldman Sachs Variable Insurance Trust "GSVIT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the
"MFS(R) Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), DWS Scudder Investment VIT Funds ("DWS Scudder VIT"), DWS Variable Series II ("DVS"), T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Select Resource II Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                             MAXIMUM CHARGE
   SURRENDER CHARGE(1):
    (as a percentage of payments withdrawn)                       6.5%

   TRANSFER CHARGE(2):                                     $0 on the first 12
                                                         transfers in a Contract
                                                           year. Up to $25 for
                                                          subsequent transfers.

   (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 6.5% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                    YEARS MEASURED FROM DATE OF
                              PAYMENT                           CHARGE
                              -------                           ------
                            Less than 1                          6.5%
                            Less than 2                          6.0%
                            Less than 3                          5.0%
                            Less than 4                          4.0%
                            Less than 5                          3.0%
                            Less than 6                          2.0%
                            Less than 7                          1.0%
                            Thereafter                           0.0%

   (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

   ANNUAL CONTRACT FEE(1):                                                                            $   30

   ANNUAL  VARIABLE SUB-ACCOUNT EXPENSES:
   (on an annual basis as percentage of average daily net assets)
   Mortality and Expense Risk Charge:                                                                   1.25%
   Administrative Expense Charge:                                                                       0.15%
                                                                                                      ------
   Total Annual Expenses:                                                                               1.40%

   OPTIONAL RIDER CHARGES:
    The charge on an annual basis as a percentage of the Accumulated Value is:
     Enhanced Earnings Rider                                                                            0.25%
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period:(2)        0.25%
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period:(2)    0.15%

(1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

(2) If you elected one of the following riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


      TOTAL ANNUAL FUND OPERATING EXPENSES                MINIMUM                         MAXIMUM
      ------------------------------------                -------                         -------
   Expenses that are deducted from             Annual charge of 0.51%(1) of     Annual charge of 1.72% of
   Underlying Portfolio assets, including      average daily net assets         average daily net assets
   management fees, distribution and/or
   service (12b-1) fees and other expenses.



(1) Through May 31, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.450%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

     In addition, from June 1, 2006, through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 0.483%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

     Expenses restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information is based on expenses as a percentage of average net assets for the year ended December 31, 2005 as adjusted for any material changes. The Underlying Fund information is based on information provided by the Underlying Fund and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NOTE: SEE APPENDIX D FOR EXPENSE EXAMPLES FOR SELECT RESOURCE I CONTRACTS (FORM A3020-92).

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                         ------  -------  -------  --------
       Fund with the maximum total
       operating expenses                $  961  $ 1,589  $ 2,181  $  3,915


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                         ------  -------  -------  --------
       Fund with the maximum total
       operating expenses                $  368  $ 1,120  $ 1,892  $  3,915


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If , at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                         ------  -------  -------  --------
       Fund with the minimum total
       operating expenses                $  801  $ 1,105  $ 1,352  $  2,275


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                         ------  -------  -------  --------
       Fund with the minimum total
       operating expenses                $  198  $   612  $ 1,052  $  2,275

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT RESOURCE II VARIABLE ANNUITY?

The Allmerica Select Resource II variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -  a customized investment portfolio;

     -  experienced professional investment advisers;

     -  tax deferral on earnings;

     -  guarantees that can protect your family during the accumulation phase;
        and

     -  income payments that you can receive for life.

I HAVE THE ALLMERICA SELECT RESOURCE I CONTRACT -- ARE THERE ANY DIFFERENCES?

Yes. If your Contract is issued on Form No. A3020-92 ("Allmerica Select Resource I"), it is basically similar to the Contract described in this Prospectus ("Allmerica Select Resource II") except as specifically indicated in APPENDIX D -- DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT. The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.

WHAT HAPPENS IN THE ACCUMULATION PHASE?


The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -  periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;

     - periodic payments over a specified number of years (1 to 30) - under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.

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WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the AIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

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CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTION section.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

     - The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;


     - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, decreased proportionately to reflect withdrawals; or


     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value (increased by any positive Market Value Adjustment);
     or


(b)  gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:


(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;


(b)  gross payments compounded daily at an effective annual yield of 5%; or


(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment. If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT"

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES."

The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     -  You may change your allocation of payments.

     - You may make transfers of Accumulated Value among your current investments without any tax consequences.

     - You may cancel your Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2005, the Company had over $11 billion in assets and over $17 billion of life insurance in force. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

ALLMERICA SELECT SEPARATE ACCOUNT. The Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. The Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of the Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underling Fund") of an open-end management investment company. The Underlying Funds available through this Contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER:  GOLDMAN SACHS ASSET MANAGEMENT, L.P.
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL - GOLDMAN SACHS INTERNATIONAL EQUITY FUND

GOLDMAN SACHS CAPITAL GROWTH FUND - seeks long-term growth of capital.

GOLDMAN SACHS CORE FIXED INCOME FUND - seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

GOLDMAN SACHS EQUITY INDEX FUND - seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS GOVERNMENT INCOME FUND - seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - seeks long-term growth of capital.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND - seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

GOLDMAN SACHS MID CAP VALUE FUND - seeks long-term capital appreciation.

GOLDMAN SACHS MONEY MARKET FUND - seeks to maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND - seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy. This Fund was formerly known as Goldman Sachs CORE(SM) U.S. Equity Fund.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.


AIM V.I. CAPITAL APPRECIATION FUND -- seeks to provide growth of capital.

AIM V.I. CORE EQUITY FUND -- seeks to provide growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. This Fund was formerly known as AIM V.I. Core Stock Fund.

AIM V.I. DYNAMICS FUND -- seeks long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies.

AIM V.I. GLOBAL HEALTH CARE FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, product, or distribute products or services related to health care. This fund was formerly known as AIM V.I. Health Sciences Fund.


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks to provide long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER:  ALLIANCEBERNSTEIN CAPITAL MANAGEMENT, L.P.

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN SMALL/MID CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

DWS SCUDDER INVESTMENT VIT FUNDS

ADVISER: DEUTSCHE ASSET MANAGEMENT, INC.


DWS SMALL CAP INDEX VIP -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000(R) Index, which emphasizes stocks of small US companies. The Russell 2000(R) Index is a widely accepted benchmark of small company stock performance. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index which represents approximately 8% of the market capitalization of the Russell 3000(R) Index. Stocks in the Russell 2000(R) Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price). The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. The fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, N.A. This fund was previously known as Scudder VIT Small Cap Index Fund

DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. These may include companies of any size that commit at least half of their assets to the financial services sector, or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies. Dreman Value Management L.L.C. is the subadvisor to the portfolio. This portfolio was formerly known as SVS Dreman Financial Services Portfolio.

DWS TECHNOLOGY PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. For purposes of the portfolio's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semiconductors, software, telecom equipment, computer/hardware, IT services, the Internet and health technology. The portfolio may invest in companies of any size. In addition, the portfolio may invest up to 35% of its net assets in foreign securities. This portfolio was formerly known as Scudder Technology Growth Portfolio.


EATON VANCE VARIABLE TRUST
ADVISER: EATON VANCE MANAGEMENT -- EATON VANCE VT FLOATING-RATE INCOME FUND
ADVISER: ORBIMED ADVISORS LLC -- EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND


EATON VANCE VT FLOATING-RATE INCOME FUND - seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities.


EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND - seeks long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund invests at least 80% of net assets in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.


FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP VALUE STRATEGIES PORTFOLIO - seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                   FUND AND FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
ADVISER:  FRANKLIN ADVISORY SERVICES, LLC - FT VIP FRANKLIN SMALL CAP VALUE
                                            SECURITIES FUND
ADVISER:  FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER:  TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN
                                              SECURITIES FUND


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities. For this Fund, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO - seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase and mid cap companies are companies with market capitalization values not exceeding $8.5 billion, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities. The sub-adviser is Franklin Templeton Investment Management Limited.


JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO - seeks long-term capital growth and current income.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO - seeks long-term growth of capital.


JANUS ASPEN LARGE CAP GROWTH PORTFOLIO - seeks long-term growth of capital in a manner consistent with the preservation of capital.


JANUS ASPEN MID CAP GROWTH PORTFOLIO - seeks long-term growth of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES -seeks capital appreciation.

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MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return, (which includes growth in the value of its shares as well as current income), from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and capital growth.


PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.


T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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                             PERFORMANCE INFORMATION


The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the Statement of Additional Information.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the Goldman Sachs Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one- month period is generated each period over a 12-month period and is shown as a percentage of the investment.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                           DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

     -  the number of transfers made over a period of time;
     -  the length of time between transfers;
     - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;
     -  the dollar amount(s) requested for transfers; and
     - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and
     -  the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have beencaptured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     - Under a monthly automatic payment plan, the minimum initial payment is $50.

     -  Each subsequent payment must be at least $50.


     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs Money Market Fund of the Trust.

Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs Money Market Fund. The Owner may change allocation instructions for new payments pursuant to a written or telephone request.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office of the Company at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS


An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.


TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE


At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Goldman Sachs Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), an Automatic Account Rebalancing option or an Asset Allocation Model Reallocation option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.

SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under FEDERAL TAX CONSIDERATIONS.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492. You may also obtain a Company withdrawal form at our Company web site, http://www.allmerica.com/afs/account/forms.html.

The Owner must submit to the Principal Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to

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the Principal Office. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1
(one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACT." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to an election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;


(b) (b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals; or


(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (b) or (c), the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value: or


(b)  gross payments compounded daily at an effective annual yield of 5%.


The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;


(b)  gross payments compounded daily at an effective annual yield of 5%: or


(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than directly receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Goldman Sachs Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's

Accumulated Value also will be added to the Goldman Sachs Money Market Fund. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner's dies.


OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where(a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (a) MINUS (b) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the

Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.


If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs Money Market Fund and the Rider will terminate.


ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made.

Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs Equity Index Fund, the Goldman Sachs Structured U.S. Equity Fund, the Goldman Sachs Capital Growth Fund and the Goldman Sachs Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where:  (1)  is the dollar amount of the Accumulated  Value at  annuitization divided by the dollar amount of the first payment, and

        (2)  is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:


     - For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years and all variable period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.


     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

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The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                                      CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals:

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2) employees of the Company, its affiliates and subsidiaries officers, directors, trustees and employees of any of the Funds;

(3)  investment managers or sub-advisers;

(4) and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the following riders prior to their discontinuance on 1/31/02, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12 of the following:

     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
        ten-year waiting period:                                            0.25%
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
        fifteen-year waiting period:                                        0.15%

For a description of this Rider, see ""DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

     1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

     2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments - payments received by the Company during the seven years preceding the date of the surrender;

(2) Old Payments - accumulated payments invested in the Contract for more than seven years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If a Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                  COMPLETE           CHARGE AS PERCENTAGE OF
                 YEARS FROM               NEW PAYMENTS
               DATE OF PAYMENT              WITHDRAWN
               ---------------              ---------
                 Less than 1                  6.5%
                 Less than 2                  6.0%
                 Less than 3                  5.0%
                 Less than 4                  4.0%
                 Less than 5                  3.0%
                 Less than 6                  2.0%
                 Less than 7                  1.0%
                  Thereafter                  0.0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals, and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED


PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.


For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)  other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"):

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2)  employees of the Company, its affiliates and subsidiaries;

(3) officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers of the Underlying Funds; and

(4) the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

Finally, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

        Where (1) is:  100% of Cumulative Earnings (calculated as the
                       Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

        Where (2) is:  10% of the Accumulated Value as of the Valuation Date the
                       Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

        Where (3) is:  The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530, which is equal to the greatest of:

     (1)  Cumulative Earnings ($1,000);

     (2)  10% of Accumulated Value ($1,500); or

     (3)  LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT and see FEDERAL TAX CONSIDERATIONS.


CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.


At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                         [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

        where: i is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B --SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "WITHDRAWALS" and "SURRENDER." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "Surrender Charge" after application of the Market Value Adjustment.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount will then be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner, in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the

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Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)

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The final regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, final regulations have been issued and are effective for distributions required for calendar years 2006 and thereafter. The definition of "entire interest" will then take into account the actuarial value of other benefits.)

The final regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the final regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;


(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

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If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

(1)  within five years after the death of the Owner; and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during

                                       49
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which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -  taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
        Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age
59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

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ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may

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be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA
Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

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Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the AIT Money Market Fund.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), serves as the principal underwriter of the Contracts. VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653, is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). It is a wholly-owned subsidiary of Allmerica Financial. The Contracts offered by this Prospectus were previously sold by certain independent broker-dealers registered under the Securities and Exchange Act of 1934 and members of the NASD. The Contract was also offered through VeraVest Investments Inc.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

Owners may direct any inquiries to their financial representative or to VeraVest Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in our opinion constituted "market timing", were subject to restrictions upon such trading that we imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. We filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts equal to the surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from our alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy, they have been able to obtain returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

The Company intends to vigorously defend this matter, and regard plaintiffs claims for lost trading profits as being highly speculative and, in any case, subject to an obligation to mitigate damages. In addition, any damages for lost profits should, in our view, terminate as a result of the investment management industry's and regulators' actions to eliminate market timing, such as implementing "fair value" pricing.

While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.

                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account, which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for seven full Contract years.

STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

     If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

                                   APPENDIX B
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                      HYPOTHETICAL      WITHDRAWAL       SURRENDER
           CONTRACT   ACCUMULATED    WITHOUT SURRENDER     CHARGE      SURRENDER
             YEAR        VALUE         CHARGE AMOUNT     PERCENTAGE     CHARGE
             ----        -----         -------------     ----------     ------
               1       $ 54,000.00      $  5,400.00         6.5%      $ 3,159.00
               2         58,320.00         8,320.00         6.0%        3,000.00
               3         62,985.60        12,985.60         5.0%        2,500.00
               4         68,024.45        18,024.45         4.0%        2,000.00
               5         73,466.40        23,466.40         3.0%        1,500.00
               6         79,343.72        29,343.72         2.0%        1,000.00
               7         85,691.21        35,691.21         1.0%          500.00
               8         92,546.51        42,546.51         0.0%            0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

               HYPOTHETICAL                      WITHDRAWAL      SURRENDER
    CONTRACT   ACCUMULATED                   WITHOUT SURRENDER     CHARGE      SURRENDER
      YEAR        VALUE       WITHDRAWALS      CHARGE AMOUNT     PERCENTAGE     CHARGE
      ----        -----       -----------      -------------     ----------     ------
        1      $ 54,000.00    $      0.00       $  5,400.00         6.5%      $   0.00
        2        58,320.00           0.00          8,320.00         6.0%          0.00
        3        62,985.60           0.00         12,985.60         5.0%          0.00
        4        68,024.45      30,000.00         18,024.45         4.0%        479.02
        5        41,066.40      10,000.00          4,106.64         3.0%        176.80
        6        33,551.72       5,000.00          3,355.17         2.0%         32.90
        7        30,835.85      10,000.00          3,083.59         1.0%         69.16
        8        22,502.72      15,000.00          2,250.27         0.0%          0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is:  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

         The market value factor    =   [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                    =   [(1+.08)/(1+.11)](TO THE POWER OF 2555/365) - 1

                                    =   (.97297)(TO THE POWER OF 7) - 1

                                    =    -.17452

     The Market Value Adjustment    =   Maximum of the market value factor multiplied
                                        by the withdrawal or the negative of the
                                        excess interest earned over 3%

                                    =   Maximum (-.17452 X $62,985.60 or -$8,349.25)

                                    =   Maximum (-$10,992.38 or -$8,349.25) =  -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

     The market value factor        =   [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                    =   [(1+.08)/(1+.10)](TO THE POWER OF 2555/365) - 1

                                    =   (.98182)(TO THE POWER OF 7) - 1

                                    =   -.12054

    The Market Value Adjustment     =   the market value factor multiplied by the withdrawal

                                    =   -.12054 X $62,985.60

                                    =   -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

     The market value factor        =   [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                    =   [(1+.08)/(1+.05)](TO THE POWER OF 2555/365) - 1

                                    =   (1.02857)(TO THE POWER OF 7) - 1

                                    =   .21798

     The Market Value Adjustment    =   Minimum of the market value factor multiplied
                                        by the withdrawal or the excess interest
                                        earned over 3%

                                    =   Minimum of (.21798 X $62,985.60 or $8,349.25)

                                    =   Minimum of ($13,729.78 or $8,349.25)

                                    =   $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

         The market value factor    =   [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                    =   [(1+.08)/(1+.07)](TO THE POWER OF 2555/365) - 1

                                    =   (1.00935)(TO THE POWER OF 7) - 1

                                    =   .06728

    The Market Value Adjustment     =   the market value factor multiplied by the withdrawal

                                    =   .06728 X $62,985.60

                                    =   $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                             HYPOTHETICAL
              HYPOTHETICAL      MARKET
   CONTRACT    ACCUMULATED      VALUE         DEATH         DEATH          DEATH        HYPOTHETICAL
     YEAR        VALUE        ADJUSTMENT    BENEFIT (a)   BENEFIT (b)    BENEFIT (c)   DEATH BENEFIT
     ----        -----        ----------    -----------   -----------   ------------   -------------
        1     $  53,000.00     $   0.00     $ 53,000.00   $ 52,500.00   $ 50,000.00     $ 53,000.00
        2        53,530.00       500.00       54,030.00     55,125.00     53,000.00       55,125.00
        3        58,883.00         0.00       58,883.00     57,881.25     55,125.00       58,883.00
        4        52,994.70       500.00       53,494.70     60,775.31     58,883.00       60,775.31
        5        58,294.17         0.00       58,294.17     63,814.08     60,775.31       63,814.08
        6        64,123.59       500.00       64,623.59     67,004.78     63,814.08       67,004.78
        7        70,535.95         0.00       70,535.95     70,355.02     67,004.78       70,535.95
        8        77,589.54       500.00       78,089.54     73,872.77     70,535.95       78,089.54
        9        85,348.49         0.00       85,348.49     77,566.41     78,089.54       85,348.49
       10        93,883.34         0.00       93,883.34     81,444.73     85,348.49       93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

                                           HYPOTHETICAL
              HYPOTHETICAL                    MARKET                                                 HYPOTHETICAL
   CONTRACT   ACCUMULATED                     VALUE          DEATH         DEATH         DEATH           DEATH
     YEAR        VALUE       WITHDRAWALS    ADJUSTMENT     BENEFIT (a)   BENEFIT (b)   BENEFIT (c)      BENEFIT
     ----        -----       -----------    ----------     -----------   -----------   -----------   ------------
       1      $  53,000.00   $      0.00     $   0.00      $ 53,000.00   $ 52,500.00   $ 50,000.00   $  53,000.00
       2         53,530.00          0.00       500.00        54,030.00     55,125.00     53,000.00      55,125.00
       3          3,883.00     50,000.00         0.00         3,883.00      4,171.13      3,972.50       4,171.13
       4          3,494.70          0.00       500.00         3,994.70      4,379.68      4,171.13       4,379.68
       5          3,844.17          0.00         0.00         3,844.17      4,598.67      4,379.68       4,598.67
       6          4,228.59          0.00       500.00         4,728.59      4,828.60      4,598.67       4,828.60
       7          4,651.45          0.00         0.00         4,651.45      5,070.03      4,828.60       5,070.03
       8          5,116.59          0.00       500.00         5,616.59      5,323.53      5,070.03       5,616.59
       9          5,628.25          0.00         0.00         5,628.25      5,589.71      5,616.59       5,628.25
      10            691.07      5,000.00         0.00           691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                HYPOTHETICAL    HYPOTHETICAL
    CONTRACT     ACCUMULATED    MARKET VALUE    HYPOTHETICAL
      YEAR          VALUE        ADJUSTMENT     DEATH BENEFIT
      ----          -----        ----------     -------------
         1      $  53,000.00      $   0.00       $ 53,000.00
         2         53,530.00        500.00         54,030.00
         3         58,883.00          0.00         58,883.00
         4         52,994.70        500.00         53,494.70
         5         58,294.17          0.00         58,294.17
         6         64,123.59        500.00         64,623.59
         7         70,535.95          0.00         70,535.95
         8         77,589.54        500.00         78,089.54
         9         85,348.49          0.00         85,348.49
        10         93,883.34          0.00         93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
   DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT (FORM A3020-92)

     1. The Guarantee Period Accounts and the Enhanced Earning Rider are not available under Allmerica Select Resource I.


     2. The waiver of surrender charge offered in Allmerica Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see Elimination or Reduction of Surrender Charges) is not available under Allmerica Select Resource I. "NOTE:
          THE WAIVERS FOR TERMINAL ILLNESS AND FOR CONFINEMENT IN A NURSING HOME ARE NOT AVAILABLE IN NEW JERSEY UNDER EITHER ALLMERICA SELECT RESOURCE I OR ALLMERICA SELECT RESOURCE II."


     3. The Withdrawal Without Surrender Charge privilege under Allmerica Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

     4. The death benefit under Allmerica Select Resource I is the greatest of: 1) total payments less any withdrawals; 2) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

     5. Any payment to the Fixed Account offered under Allmerica Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Allmerica Select Resource I in Oregon. The Fixed Account offered under Allmerica Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A for discussion of Fixed Account under Allmerica Select Resource II)

     6. The $30 Contract fee under Allmerica Select Resource I is not waived under any circumstances.

     7. If you select a variable period certain annuity option, the dollar amount of the first periodic annuity benefit payment is determined by multiplying (1) the Accumulated Value applied under that option (less premium taxes, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Allmerica Select Resource I contract rather than the examples on page 10 of this prospectus:

MAXIMUM EXPENSE EXAMPLE

     The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have elected a Minimum Guaranteed Annuity (M-GAP) Rider with a ten year waiting period at an annual charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                ------  -------  -------  --------
              Fund with the maximum total
              operating expenses                $  931  $ 1,502  $ 2,052  $  3,712


     2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                ------  -------  -------  --------
              Fund with the maximum total
              operating expenses                $  346  $ 1,053  $ 1,784  $  3,712


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If , at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                ------  -------  -------  --------
              Fund with the minimum total
              operating expenses                $  785  $ 1,065  $ 1,329  $  2,296


     (2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                ------  -------  -------  --------
              Fund with the minimum total
              operating expenses                $  200  $   618  $ 1,062  $ 2,296

                                   APPENDIX E
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        ALLMERICA SELECT SEPARATE ACCOUNT
                                   APPENDIX B


At the Special Meeting of Shareholders of Allmerica Investment Trust ("AIT") that was held on December 9, 2005, the shareholders of each fund of AIT ("AIT fund") approved the reorganization and merger of each AIT Fund into a corresponding portfolio of the Goldman Sachs Variable Insurance Trust. As of the close of business on January 6, 2006, each AIT Fund reorganized into the corresponding Goldman Sachs VIT Fund, as follows:



      FUNDS OF ALLMERICA INVESTMENT TRUST                          FUNDS OF GOLDMAN SACHS VARIABLE INSURANCE TRUST
      -----------------------------------                          -----------------------------------------------
      AIT Core Equity Fund                                         Goldman Sachs Structured U.S. Equity Fund
      AIT Equity Index Fund                                        Goldman Sachs Equity Index Fund
      AIT Government Bond Fund                                     Goldman Sachs Government Income Fund
      AIT Money Market Fund                                        Goldman Sachs Money Market Fund
      AIT Select Capital Appreciation Fund                         Goldman Sachs Growth Opportunities Fund
      AIT Select Growth Fund                                       Goldman Sachs Capital Growth Fund
      AIT Select International Equity Fund                         Goldman Sachs International Equity Fund
      AIT Select Investment Grade Income Fund                      Goldman Sachs Core Fixed Income Fund
      AIT Select Value Opportunity Fund                            Goldman Sachs Mid Cap Value Fund



THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2005.



                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
AIT CORE EQUITY
Unit Value:
  Beginning of Period              1.116    1.025    0.814    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                    1.166    1.116    1.025    0.814      N/A      N/A      N/A      N/A      N/A      N/A      N/A
  Units Outstanding at End of
  Period
     (in thousands)                2,130    2,384    2,557    2,155      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period              0.855    0.786    0.623    0.813    0.937    1.000      N/A      N/A      N/A      N/A      N/A
  End of Period                    0.880    0.855    0.786    0.623    0.813    0.937      N/A      N/A      N/A      N/A      N/A
  Units Outstanding at End of
  Period
     (in thousands)              146,147  183,137  213,299   35,464   16,661    1,156      N/A      N/A      N/A      N/A      N/A

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period              1.078    1.071    1.068    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                    1.080    1.078    1.071    1.068      N/A      N/A      N/A      N/A      N/A      N/A      N/A
  Units Outstanding at End of
  Period
     (in thousands)               18,132   21,211   38,456   57,149      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period              1.360    1.367    1.375    1.372    1.334    1.272    1.227    1.179    1.133    1.091    1.045
  End of Period                    1.378    1.360    1.367    1.375    1.372    1.334    1.272    1.227    1.179    1.133    1.091
  Units Outstanding at End of
  Period
     (in thousands)               57,329   68,857   93,968  180,361  165,467  134,660  127,048   92,796   65,441   60,691   45,589

AIT SELECT CAPITAL
APPRECIATION FUND
Unit Value:
   Beginning of Period             2.968    2.537    1.842    2.383    2.444    2.321    1.878    1.672    1.484    1.383    1.000
   End of Period                   3.356    2.968    2.537    1.842    2.383    2.444    2.321    1.878    1.672    1.484    1.383
   Units Outstanding at
   End of Period
     (in thousands)               25,913   32,585   39,218   57,017   64,079   74,845   62,949   54,789   43,733   24,257    5,424

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period              2.026    1.912    1.536    2.151    2.897    3.575    2.793    2.091    1.582    1.315    1.069
  End of Period                    2.145    2.026    1.912    1.536    2.151    2.897    3.575    2.793    2.091    1.582    1.315
  Units Outstanding at End of
  Period
     (in thousands)               69,410   89,713  110,128   84,037  111,852  135,289  134,059  120,538   98,533   68,193   53,073

AIT SELECT INTERNATIONAL EQUITY
FUND
Unit Value:
  Beginning of Period              1.640    1.453    1.153    1.451    1.875    2.089    1.608    1.400    1.357    1.128    0.956
  End of Period                    1.817    1.640    1.453    1.153    1.451    1.875    2.089    1.608    1.400    1.357    1.128
  Units Outstanding at End of
  Period
     (in thousands)               48,390   62,631   79,065   87,250  107,611  123,129  109,511  103,028   93,170   60,304   35,558

AIT SELECT INVESTMENT GRADE
INCOME FUND
Unit Value:
  Beginning of Period              1.730    1.687    1.656    1.553    1.459    1.340    1.371    1.301    1.208    1.186    1.028
  End of Period                    1.737    1.730    1.687    1.656    1.553    1.459    1.340    1.371    1.301    1.208    1.186
  Units Outstanding at End of
  Period
     (in thousands)               73,642   86,702  111,942  118,921  127,566  114,184  110,437  102,171   72,394   58,751   46,845

AIT SELECT VALUE OPPORTUNITY
FUND
Unit Value:
  Beginning of Period              1.759    1.495    1.095    1.327    1.195    0.929    0.989    1.000      N/A      N/A      N/A
  End of Period                    1.859    1.759    1.495    1.095    1.327    1.195    0.929    0.989      N/A      N/A      N/A
  Units Outstanding at End of
  Period
     (in thousands)               41,697   51,760   62,506   78,287   91,948   78,804   43,839   18,240      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH
FUND*
Unit Value:
     Beginning of Period           0.686    0.622    0.622    0.653    0.896    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.715    0.686    0.622    0.622    0.653    0.896      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   11,353   14,459   17,422   17,422   13,106    2,982      N/A      N/A      N/A      N/A      N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
     Beginning of Period           0.648    0.628    0.509    0.699    0.915    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.661    0.648    0.628    0.509    0.699    0.915      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   16,926   20,414   23,608   24,811   18,589    2,625      N/A      N/A      N/A      N/A      N/A

AIM V.I. DYNAMICS FUND
Unit Value:
     Beginning of Period           0.580    0.519    0.382    0.569    0.838    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.634    0.580    0.519    0.382    0.569    0.838      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    7,974   10,597   12,607   13,272   10,159    1,664      N/A      N/A      N/A      N/A      N/A

AIM V.I. GLOBAL HEALTH CARE
FUND
Unit Value:
     Beginning of Period           0.885    0.834    0.662    0.889    1.031    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.944    0.885    0.834    0.662    0.889    1.031      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    7,366    8,979   10,760   12,323    9,811    2,059      N/A      N/A      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND**
Unit Value:
     Beginning of Period           0.714    0.685    0.555    0.808    0.937    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.744    0.714    0.685    0.555    0.808    0.937      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   15,631   18,766   23,728   27,915   25,862    2,405      N/A      N/A      N/A      N/A      N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
     Beginning of Period           1.089    0.996    0.758    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.132    1.089    0.996    0.758      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    7,824   10,386   10,164    7,356      N/A      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. CAPITAL DEVELOPMENT
FUND
Unit Value:
     Beginning of Period           1.122    0.987    0.741    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.208    1.122    0.987    0.741      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    1,073    1,483    1,329      284      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN GLOBAL
TECHNOLOGY PORTFOLIO
Unit Value:
     Beginning of Period           0.995    0.961    0.678    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.017    0.995    0.961    0.678      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    1,247    1,498    1,778      364      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND
INCOME PORTFOLIO
Unit Value:
     Beginning of Period           1.119    1.020    0.783    1.021    1.034    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.154    1.119    1.020    0.783    1.021    1.034      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   49,056   58,892   70,116   78,109   49,134    3,477      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN LARGE CAP
GROWTH PORTFOLIO
Unit Value:
     Beginning of Period           0.786    0.736    0.605    0.887    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.890    0.786    0.736    0.605    0.887      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    6,519    8,122   10,285   11,814    7,890      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN SMALL/MID CAP
VALUE PORTFOLIO
Unit Value:
     Beginning of Period           1.348    1.148    0.826    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.417    1.348    1.148    0.826      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    5,923    8,152    4,501    2,761      N/A      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN VALUE
PORTFOLIO
Unit Value:
     Beginning of Period           1.191    1.066    0.841    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.239    1.191    1.066    0.841      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    5,036    4,568    3,594    2,499      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
DWS VIT SMALL CAP INDEX VIP
Unit Value:

     Beginning of Period           1.299    1.119    0.775    0.990    0.984    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.336    1.299    1.119    0.775    0.990    0.984      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    7,795    9,675   10,849    8,991    3,904       87      N/A      N/A      N/A      N/A      N/A
                                 -------

DWS DREMAN FINANCIAL SERVICES
VIP
Unit Value:
     Beginning of Period           1.307    1.184    0.937    1.039    1.107    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.288    1.307    1.184    0.937    1.039    1.107      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    5,812    6,810    7,951    8,796    5,736      679      N/A      N/A      N/A      N/A      N/A

DWS TECHNOLOGY GROWTH VIP
Unit Value:
     Beginning of Period           0.447    0.445    0.308    0.484    0.727    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.458    0.447    0.445    0.308    0.484    0.727      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    9,811   17,110   20,389   16,554   12,020    4,507      N/A      N/A      N/A      N/A      N/A

EATON VANCE VT FLOATING
RATE-INCOME FUND
Unit Value:
     Beginning of Period           1.021    1.007    0.992    1.003    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.046    1.021    1.007    0.992    1.003      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   19,427   19,489   18,378   21,100    8,027      N/A      N/A      N/A      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
EATON VANCE VT WORLDWIDE HEALTH
SCIENCES FUND
Unit Value:
     Beginning of Period           1.067    1.019    0.795    1,149    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.126    1.067    1.019    0.795    1.149      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    9,788   11,449   12,539   11,658    5,703      N/A      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP CONTRAFUND(R)
PORTFOLIO
Unit Value:
     Beginning of Period           1.077    0.946    0.747    0.836    0.966    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.242    1.077    0.946    0.747    0.836    0.966      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   42,028   36,499   30,644   28,591   16,731    4,509      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Unit Value:
     Beginning of Period           2.269    2.063    1.605    1.961    2.092    1.957    1.867    1.696    1.342    1.191    1.000
     End of Period                 2.368    2.269    2.063    1.605    1.961    2.092    1.957    1.867    1.696    1.342    1.191
     Units Outstanding at End
       of Period (in thousands)   57,749   73,279   85,422  105,303  119,522  122,812  114,059   95,537   65,130   31,681    9,213

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
     Beginning of Period           2.079    2.040    1.557    2,260    2,783    3.171    2.340    1.701    1.397    1.235    1.000
     End of Period                 2.169    2.079    2.040    1.557    2.260    2.783    3.171    2.340    1.701    1.397    1.235
     Units Outstanding at End
       of Period (in thousands)   40,830   52,885   62,334   74,649   95,897  111,920   90,071   63,055   45,772   24,745    6,677

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME
PORTFOLIO
Unit Value:
     Beginning of Period           0.919    0.881    0.722    0.878    0.976    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.975    0.919    0.881    0.722    0.878    0.976      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   11,245   13,053   15,016   14,260   14,337    1,485      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP HIGH INCOME
PORTFOLIO
Unit Value:
     Beginning of Period           1.324    1.225    0.977    0.957    1.100    1.439    1.350    1.430    1.233    1.096    1.000
     End of Period                 1.341    1.324    1.225    0.977    1.100    1.100    1.439    1.350    1.430    1.233    1.096
     Units Outstanding at End
       of Period (in thousands)   47,686   61,378   80,700   89,461  103,705   99,327   87,413   74,986   50,470   23,051    6,714

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
     Beginning of Period           1.494    1.213    0.887    0.998    1.046    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.743    1.494    1.213    0.887    0.998    1.046      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   32,957   33,168   34,214   35,732   19,368    2,914      N/A      N/A      N/A      N/A      N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
     Beginning of Period           1.304    1.162    0.749    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.317    1.304    1.162    0.749      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    3,587    4,838    5,165      885      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP
GROWTH SECURITIES FUND
Unit Value:
     Beginning of Period           1.091    1.026    0.819    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.088    1.091    1.026    0.819      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    4,331    4,510    3,150    1,070      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Unit Value:
     Beginning of Period           1.262    1.034    0.794    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.353    1.262    1.034    0.794      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
        of Period (in thousands)   9,019    8,092    4,489    2,257      N/A      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP FRANKLIN SMALL-MID CAP
GROWTH SECURITIES FUND
Unit Value:
     Beginning of Period           0.753    0.686    0.507    0.720    0.862    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.778    0.753    0.686    0.507    0.720    0.862      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   21,392   25,011   29,881   27,115   12,372    1,055      N/A      N/A      N/A      N/A      N/A

FT VIP MUTUAL SHARES SECURITIES
FUND
Unit Value:

     Beginning of Period           1.335    1.202    0.974    1.121    1.062    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.455    1.335    1.202    0.974    1.121    1.062      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   28,576   29,084   30,941    2,257   22,617    1,151      N/A      N/A      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
FT VIP TEMPLETON FOREIGN
SECURITIES FUND
Unit Value:
     Beginning of Period           1.195    1.023    0.785    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.299    1.195    1.023    0.785      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   13,604   10,905    6,831    4,058      N/A      N/A      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
     Beginning of Period           0.805    0.731    0.600    0.778    0.914    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.890    0.805    0.731    0.600    0.778    0.914      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   14,157   15,197   18,412   19,923   14,985    2,409      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN INTERNATIONAL
GROWTH PORTFOLIO
Unit Value:
     Beginning of Period           0.751    0.641    0.484    0.484    0.875    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.977    0.751    0.641    0.484    0.641    0.875      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   15,571   13,033   15,184   18,862   15,184    3,263      N/A      N/A      N/A      N/A      N/A

JANUS ASPEN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period           0.605    0.589    0.454    0.629    0.849    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.620    0.605    0.589    0.454    0.629    0.849      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   18,834   22,842   26,135   30,199   16,948    3,332      N/A      N/A      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Unit Value:
     Beginning of Period           0.496    0.417    0.314    0.443    0.744    1.000      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.548    0.496    0.417    0.314    0.443    0.744      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    7,017    7,398    8,603   10,681   12,347    1,707      N/A      N/A      N/A      N/A      N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
     Beginning of Period           1.079    0.956    0.710    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.094    1.079    0.956    0.710      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    4,311    5,677    3,896    1,076      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:

     Beginning of Period           1.029    0.983    0.747    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.066    1.029    0.983    0.747      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    1,585    2,084    1,800      644      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
     Beginning of Period           1.149    1.050    0.918    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.163    1.149    1.050    8,179      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   19,446   16,967   13,317    8,179      N/A      N/A      N/A      N/A      N/A      N/A      N/A

MFS(R) UTILITIES SERIES
Unit Value:
     Beginning of Period           1.432    1.119    0.837    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.646    1.432    1.119    0.837      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
        of Period (in thousands)   6,230    4,031    2,152      779      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA
Unit Value:
     Beginning of Period           1.194    1.103    0.897    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.220    1.194    1.103    0.897      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    4,512    3,299    2,025      616      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER CAPITAL
APPRECIATION FUND/VA
Unit Value:
     Beginning of Period           1.064    1.012    0.785    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.100    1.064    1.012    0.785      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
        of Period (in thousands)   8,402    6,220    4,649    2,037      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
     Beginning of Period           1.271    1.084    0.770    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.430    1.271    1.084    0.770      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   15,317   11,880    7,050    3,478      N/A      N/A      N/A      N/A      N/A      N/A      N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
     Beginning of Period           1.238    1.155    0.946    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.246    1.238    1.155    0.946      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    8,044   10,199   10,871    6,429      N/A      N/A      N/A      N/A      N/A      N/A      N/A

                                                                    YEAR ENDED DECEMBER 31ST
                                 -------------------------------------------------------------------------------------------------
SUB-ACCOUNT                         2005     2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
-----------                      -------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
     Beginning of Period           1.080    1.003    0.805    1.000      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 1.126    1.080    1.003    0.805      N/A      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    4,771    5,221    4,518    3,011      N/A      N/A      N/A      N/A      N/A      N/A      N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
     Beginning of Period           0.953    0.871    0.716    0.899    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 0.995    0.953    0.871    0.716    0.899      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)    9,219    9,507    8,096    8,671    3,277      N/A      N/A      N/A      N/A      N/A      N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
     Beginning of Period           1.919    1.437    1.084    1.075    1.000      N/A      N/A      N/A      N/A      N/A      N/A
     End of Period                 2.173    1.919    1.437    1.084    3,475      N/A      N/A      N/A      N/A      N/A      N/A
     Units Outstanding at End
       of Period (in thousands)   10,741   11,633   11,433   12,231    3,475      N/A      N/A      N/A      N/A      N/A      N/A

T. ROWE PRICE INTERNATIONAL
STOCK PORTFOLIO
Unit Value:
     Beginning of Period           1.328    1.184    0.920    1.142    1.488    1.837    1.398    1.223    1.203    1.065    1.000
     End of Period                 1.519    1.328    1.184    0.920    1.142    1.488    1.837    1.398    1.223    1.203    1.065
     Units Outstanding at End
       of Period (in thousands)   37,547   47,389   55,172   67,555   65,264   62,055   49,814   41,458   33,977   16,510    4,066



*Effective May 1, 2006, AIM V.I. Aggressive Growth Fund merged into the AIM V.I. Capital Appreciation Fund.

**Effective May 1, 2006, AIM V.I. Premier Equity Fund merged into the AIM V.I. Core Equity Fund.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT RESOURCE I AND II PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 2006 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.

                                DATED MAY 1, 2006


AFLIAC Select Resource I & II

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                               3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                4

SERVICES                                                                      4

UNDERWRITERS                                                                  5

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                    6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                   7

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)RIDER         8

PERFORMANCE INFORMATION                                                      10

FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY


Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992. The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2005, the Company and its subsidiaries had over $11 billion in assets and over $17 billion of life insurance in force.


Several Sub-Accounts of the Variable Account are available under the Allmerica Select Resource I and II contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs Capital Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Equity Index Fund
Goldman Sachs Government Income Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs International Equity Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Money Market Fund
Goldman Sachs Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Blue Chip Fund

AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund

AIM V.I. Dynamics Fund

AIM V.I. Global Health Care Fund


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein Global Technology Portfolio
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio


DWS SCUDDER INVESTMENT  VIT FUNDS
DWS VIT Small Cap Index VIP

DWS VARIABLE SERIES II
DWS Dreman Financial Services VIP
DWS Technology Growth VIP


EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Large Cap Growth Portfolio
Janus Aspen Mid Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide systems, administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636. With respect to the Variable Account, it is currently anticipated that the agreements with Security Benefit go into effect on or about June 30, 2006. In addition, with respect to its variable product lines, the Company has entered into a Transition Services Agreement with First Allmerica and THG, effective December 30, 2005, under which employees of First Allmerica will provide systems, administrative, accounting, and other services to the Company, until such time as the administrative services agreements with Security Benefit are in effect.

EXPERTS. The financial statements of the Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 2005 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.


MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company. At such time as the administrative services agreements with Security Benefit Life Insurance Company and its affiliates are in effect with respect to the Variable Account (currently anticipated to be on or about June 30, 2006), the agreement with BFDS will terminate. See ADMINISTRATIVE SERVICES, above.


OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate accounts of the Company that are invested in an underlying fund. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated

Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest Investments, Inc. for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 2003, 2004 and 2005 were $422,086.20, $118,807.96 and $35229.07.

No commissions were retained by VeraVest Investments, Inc. for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 2003, 2004 and 2005.


           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period                           $    1.135000

(2) Value of Assets -- Beginning of Valuation Period                               $   5,000,000

(3) Excess of Investment Income and Net Gains Over Capital Losses                  $       1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)          0.000335

(5) Annual Charge (one-day equivalent of 1.40% per annum)                               0.000039

(6) Net Investment Rate (4) - (5)                                                       0.000296

(7) Net Investment Factor 1.000000 + (6)                                                1.000296

(8) Accumulation Unit Value -- Current Period (1) x (7)                            $    1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity

Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

 (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

 (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

 (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment if applicable and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
     ----------------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided in "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" under DESCRIPTION OF THE CONTRACT in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" (see THE VARIABLE ANNUITY POLICIES).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                   MINIMUM      MINIMUM
                   CONTRACT      GUARANTEED   GUARANTEED
                  ANNIVERSARY      BENEFIT      ANNUAL
                  AT EXERCISE       BASE       INCOME(1)
                  -----------  ------------   ----------
                      10        $  162,889     $  12,153
                      15        $  207,892     $  17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P(1 + T) (TO THE POWER OF n) =  ERV

                         Where: P =  a hypothetical initial payment to the
                                     Variable Account of $1,000

                                T =  average annual total return

                                n =  number of years

                              ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

       YEARS FROM DATE OF PAYMENT TO        CHARGE AS PERCENTAGE OF NEW
            DATE OF WITHDRAWAL              PURCHASE PAYMENTS WITHDRAWN
            ------------------              ---------------------------
                   0 - 1                               6.5%
                     2                                 6.0%
                     3                                 5.0%
                     4                                 4.0%
                     5                                 3.0%
                     6                                 2.0%
                     7                                 1.0%
                More than 7                            0.0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T)(TO THE POWER OF n) =  EV

                       Where: P  =  a hypothetical initial payment to the
                                    Variable Account of $1,000

                              T  =  average annual total return

                              n  =  number of years

                             EV  =  the ending value of the $1,000 payment at
                                    the end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.


At the Special Meeting of Shareholders of Allmerica Investment Trust ("AIT") that was held on December 9, 2005, the shareholders of each fund of AIT ("AIT fund") approved the reorganization and merger of each AIT Fund into a corresponding portfolio of the Goldman Sachs Variable Insurance Trust. As of the close of business on January 6, 2006, each AIT Fund reorganized into the corresponding Goldman Sachs VIT Fund, as follows:

     FUNDS OF ALLMERICA INVESTMENT TRUST
     AIT Core Equity Fund
     AIT Equity Index Fund
     AIT Government Bond Fund
     AIT Money Market Fund
     AIT Select Capital Appreciation Fund
     AIT Select Growth Fund
     AIT Select International Equity Fund
     AIT Select Investment Grade Income Fund
     AIT Select Value Opportunity Fund

     FUNDS OF GOLDMAN SACHS VARIABLE INSURANCE TRUST
     Goldman Sachs Structured U.S. Equity Fund
     Goldman Sachs Equity Index Fund
     Goldman Sachs Government Income Fund
     Goldman Sachs Money Market Fund
     Goldman Sachs Growth Opportunities Fund
     Goldman Sachs Capital Growth Fund
     Goldman Sachs International Equity Fund
     Goldman Sachs Core Fixed Income Fund
     Goldman Sachs Mid Cap Value Fund

Because the Goldman Sachs funds were not available under the products until January 6, 2006, no annual total return performance information is available for them.

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2005

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                           FOR YEAR                     SINCE
                                                         SUB-ACCOUNT        ENDED                   INCEPTION OF
                                                        INCEPTION DATE     12/31/05     5 YEARS      SUB-ACCOUNT
                                                        --------------     --------     -------     ------------
Goldman Sachs Capital Growth Fund                            N/A              N/A         N/A            N/A
Goldman Sachs Core Fixed Income Fund                         N/A              N/A         N/A            N/A
Goldman Sachs Equity Index Fund                              N/A              N/A         N/A            N/A
Goldman Sachs Government Income Fund                         N/A              N/A         N/A            N/A
Goldman Sachs Growth Opportunities Fund                      N/A              N/A         N/A            N/A
Goldman Sachs International Equity Fund                      N/A              N/A         N/A            N/A
Goldman Sachs Mid Cap Value Fund                             N/A              N/A         N/A            N/A
Goldman Sachs Money Market Fund                              N/A              N/A         N/A            N/A
Goldman Sachs Structured U.S. Equity Fund                    N/A              N/A         N/A            N/A
AIM V.I. Blue Chip Fund                                    10/6/00          -1.85%      -4.95%         -7.93%
AIM V.I. Capital Appreciation Fund                         10/6/00          -3.93%      -6.81%         -6.55%
AIM V.I. Core Equity Fund                                  10/6/00           0.38%      -2.31%         -5.84%
AIM V.I. Global Health Care Fund                           10/6/00          -1.94%      -5.04%         -8.68%
AIM V.I. Basic Value Fund                                  10/6/00           2.78%      -5.97%         -1.46%
AIM V.I. Capital Development Fund                           5/1/02          -2.13%        N/A           2.43%
AllianceBernstein Global Technology Portfolio               5/1/02           1.43%        N/A           4.33%
AllianceBernstein Growth and Income Portfolio               5/1/02          -3.78%        N/A          -0.53%
AllianceBernstein Large Cap Growth Portfolio               10/6/00          -2.94%       1.62%          2.38%
AllianceBernstein Small/Mid Cap Value Portfolio            2/23/01           6.71%        N/A          -2.95%
AllianceBernstein Value Portfolio                           5/1/02          -1.01%        N/A           9.11%
DWS Small Cap Index VIP                                     5/1/02          -2.08%        N/A           5.07%
DWS Dreman Financial Services VIP                          10/6/00          -3.22%       5.83%          5.37%
DWS Technology Growth VIP                                  10/6/00          -3.70%      -9.34%          4.64%
Eaton Vance VT Floating-Rate Income Fund                   10/6/00          -7.24%       2.53%        -14.18%
Eaton Vance VT Worldwide Health Sciences Fund               5/1/01          -3.59%        N/A           0.37%
Fidelity VIP Contrafund(R) Portfolio                        5/1/01          -0.65%        N/A           1.98%
Fidelity VIP Equity-Income Portfolio                       10/6/00           8.79%       4.66%          3.89%
Fidelity VIP Growth Portfolio                               5/1/95          -2.01%       1.66%          6.94%
Fidelity VIP Growth & Income Portfolio                      5/1/95          -2.08%      -5.78%          5.63%
Fidelity VIP High Income Portfolio                         10/6/00          -0.09%      -0.56%         -0.84%
Fidelity VIP Mid Cap Portfolio                              5/1/95          -4.86%       3.32%          1.85%
Fidelity VIP Value Strategies Portfolio                    10/6/00          10.12%      10.34%         10.92%
FT VIP Franklin Large Cap Growth Securities Fund            5/1/02          -4.92%        N/A           6.88%
FT VIP Franklin Small Cap Value Securities Fund             5/1/02          -6.19%        N/A           1.30%
FT VIP Franklin Small-Mid Cap Growth Securities Fund        5/1/02           0.97%        N/A           7.71%
FT VIP Mutual Shares Securities Fund                       10/6/00          -2.74%      -2.57%         -5.02%
FT VIP Templeton Foreign Securities Fund                   10/6/00           2.60%       6.02%          7.12%
Janus Aspen Growth and Income Portfolio                     5/1/02           2.27%        N/A           6.47%
Janus Aspen International Growth Portfolio                 10/6/00           4.07%      -1.07%         -2.55%
Janus Aspen Large Cap Growth Portfolio                     10/6/00          23.58%       1.65%         -0.81%
Janus Aspen Mid Cap Growth Portfolio                       10/6/00          -3.45%      -6.60%         -9.05%
MFS(R) Mid Cap Growth Series                               10/6/00           3.99%      -6.46%        -11.18%

                                                                           FOR YEAR                     SINCE
                                                         SUB-ACCOUNT        ENDED                   INCEPTION OF
                                                        INCEPTION DATE     12/31/05     5 YEARS     SUB-ACCOUNT
                                                        --------------     --------     -------     ------------
MFS(R) New Discovery Series                                 5/1/02          -4.52%        N/A           1.46%
MFS(R) Total Return Series                                  5/1/02          -2.50%        N/A           0.75%
MFS(R) Utilities Series                                     5/1/02          -4.76%        N/A           3.20%
Oppenheimer Balanced Fund/VA                                5/1/02           8.44%        N/A          13.79%
Oppenheimer Capital Appreciation Fund/VA                    5/1/02          -3.76%        N/A           4.63%
Oppenheimer Global Securities Fund/VA                       5/1/02          -2.66%        N/A           1.60%
Oppenheimer High Income Fund/VA                             5/1/02           5.96%        N/A           9.38%
Oppenheimer Main Street Fund/VA                             5/1/02          -5.31%        N/A           5.22%
Pioneer Fund VCT Portfolio                                  5/1/02          -1.84%        N/A           2.27%
Pioneer Real Estate Shares VCT Portfolio                    5/1/01          -1.66%        N/A          -0.69%
T. Rowe Price International Stock Portfolio                 5/1/01           6.74%        N/A          17.73%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2005

                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                           FOR YEAR                    SINCE
                                                          SUB-ACCOUNT        ENDED                  INCEPTION OF
                                                        INCEPTION DATE     12/31/05     5 YEARS     SUB-ACCOUNT
                                                        --------------     --------     -------     ------------
Goldman Sachs Capital Growth Fund                              N/A             N/A          N/A           N/A
Goldman Sachs Core Fixed Income Fund                           N/A             N/A          N/A           N/A
Goldman Sachs Equity Index Fund                                N/A             N/A          N/A           N/A
Goldman Sachs Government Income Fund                           N/A             N/A          N/A           N/A
Goldman Sachs Growth Opportunities Fund                        N/A             N/A          N/A           N/A
Goldman Sachs International Equity Fund                        N/A             N/A          N/A           N/A
Goldman Sachs Mid Cap Value Fund                               N/A             N/A          N/A           N/A
Goldman Sachs Money Market Fund                                N/A             N/A          N/A           N/A
Goldman Sachs Structured U.S. Equity Fund                      N/A             N/A          N/A           N/A
AIM V.I. Blue Chip Fund                                      10/6/00          4.26%       -4.41%        -7.59%
AIM V.I. Capital Appreciation Fund                           10/6/00          2.05%       -6.29%        -6.21%
AIM V.I. Core Equity Fund                                    10/6/00          6.63%       -1.76%        -5.49%
AIM V.I. Global Health Care Fund                             10/6/00          4.18%       -4.50%        -8.34%
AIM V.I. Basic Value Fund                                    10/6/00          9.17%       -5.44%        -1.10%
AIM V.I. Capital Development Fund                             5/1/02          3.95%         N/A          3.44%
AllianceBernstein Global Technology Portfolio                 5/1/02          7.74%         N/A          5.30%
AllianceBernstein Growth and Income Portfolio                 5/1/02          2.20%         N/A          0.47%
AllianceBernstein Large Cap Growth Portfolio                 10/6/00          3.13%        2.21%         2.77%
AllianceBernstein Small/Mid Cap Value Portfolio              2/23/01         13.24%         N/A         -2.37%
AllianceBernstein Value Portfolio                             5/1/02          5.14%         N/A          9.97%
DWS Small Cap Index VIP                                       5/1/02          4.00%         N/A          6.02%
DWS Dreman Financial Services VIP                            10/6/00          2.80%        6.31%         5.68%
DWS Technology Growth VIP                                    10/6/00          2.29%       -8.83%         4.96%
Eaton Vance VT Floating-Rate Income Fund                     10/6/00         -1.47%        3.07%       -13.87%
Eaton Vance VT Worldwide Health Sciences Fund                 5/1/01          2.41%         N/A          0.97%
Fidelity VIP Contrafund(R) Portfolio                          5/1/01          5.53%         N/A          2.58%
Fidelity VIP Equity-Income Portfolio                         10/6/00         15.30%       5.16%          4.23%
Fidelity VIP Growth Portfolio                                 5/1/95          4.38%        2.51%         7.12%
Fidelity VIP Growth & Income Portfolio                        5/1/95          4.32%       -4.86%         5.79%
Fidelity VIP High Income Portfolio                           10/6/00          6.13%       -0.01%        -0.48%
Fidelity VIP Mid Cap Portfolio                                5/1/95          1.26%        4.04%         2.03%
Fidelity VIP Value Strategies Portfolio                      10/6/00         16.65%       10.76%        11.19%
FT VIP Franklin Large Cap Growth Securities Fund              5/1/02          0.99%         N/A          7.79%
FT VIP Franklin Small Cap Value Securities Fund               5/1/02         -0.36%         N/A          2.31%
FT VIP Franklin Small-Mid Cap Growth Securities Fund          5/1/02          7.24%         N/A          8.60%
FT VIP Mutual Shares Securities Fund                         10/6/00          3.32%       -2.02%        -4.67%
FT VIP Templeton Foreign Securities Fund                     10/6/00          9.01%        6.51%         7.43%
Janus Aspen Growth and Income Portfolio                       5/1/02          8.63%         N/A          7.38%
Janus Aspen International Growth Portfolio                   10/6/00         10.54%      -0.52%         -2.20%
Janus Aspen Large Cap Growth Portfolio                       10/6/00         30.09%       2.22%         -0.45%
Janus Aspen Mid Cap Growth Portfolio                         10/6/00          2.56%       -6.08%        -8.71%
MFS(R) Mid Cap Growth Series                                 10/6/00         10.46%       -5.95%       -10.86%
MFS(R) New Discovery Series                                   5/1/02          1.42%         N/A          2.48%
MFS(R) Total Return Series                                    5/1/02          3.56%         N/A          1.76%
MFS(R) Utilities Series                                       5/1/02          1.16%         N/A          4.20%

                                                                           FOR YEAR                   SINCE
                                                          SUB-ACCOUNT        ENDED                  INCEPTION OF
                                                        INCEPTION DATE     12/31/05      5 YEARS    SUB-ACCOUNT
                                                        --------------     --------     -------     ------------
Oppenheimer Balanced Fund/VA                                  5/1/02        14.94%         N/A         14.55%
Oppenheimer Capital Appreciation Fund/VA                      5/1/02         2.22%         N/A          5.58%
Oppenheimer Global Securities Fund/VA                         5/1/02         3.39%         N/A          2.62%
Oppenheimer High Income Fund/VA                               5/1/02        12.46%         N/A         10.23%
Oppenheimer Main Street Fund/VA                               5/1/02         0.58%         N/A          6.17%
Pioneer Fund VCT Portfolio                                    5/1/02         4.26%         N/A          3.29%
Pioneer Real Estate Shares VCT Portfolio                      5/1/01         4.45%         N/A         -0.11%
T. Rowe Price International Stock Portfolio                   5/1/01        13.25%         N/A         18.09%



YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Goldman Sachs Money Market Sub-Account for the seven-day period ended December 31, 2005



                  Yield                              2.23%
                  Effective Yield                    2.25%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.


The Goldman Sachs Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:


     Effective Yield = [(base period return + 1) (TO THE POWER OF (365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
April 27, 2006

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF INCOME

                                                                     PREDECESSOR     PREDECESSOR     PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                        2005            2004            2003
----------------------------------------------------------------------------------------------------------------
(In millions)
REVENUES
   Premiums                                                         $       36.9    $       39.5    $       41.9
   Universal life and investment product policy fees                       244.6           280.0           319.3
   Net investment income                                                   192.6           217.5           270.9
   Net realized investment gains                                            22.9             8.6            16.4
   Other income                                                             33.0            40.2           121.1
                                                                    --------------------------------------------
     Total revenues                                                        530.0           585.8           769.6
                                                                    --------------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses            239.4           231.1           265.2
   Policy acquisition expenses                                             111.8           120.8           145.1
   Interest on trust instruments supported by funding obligations           19.6            51.8            53.4
   Losses on derivative instruments                                          2.3             0.6            10.3
   Other operating expenses                                                148.6           170.3           296.7
                                                                    --------------------------------------------
     Total benefits, losses and expenses                                   521.7           574.6           770.7
                                                                    --------------------------------------------
   Income (loss) before federal income taxes                                 8.3            11.2            (1.1)
                                                                    --------------------------------------------
FEDERAL INCOME TAX (BENEFIT) EXPENSE
   Current                                                                 (34.1)          (80.5)            2.5
   Deferred                                                                  1.1            44.7           (19.9)
                                                                    --------------------------------------------
     Total federal income tax benefit                                      (33.0)          (35.8)          (17.4)
                                                                    --------------------------------------------

Income before cumulative effect of change in accounting principle           41.3            47.0            16.3

Cumulative effect of change in accounting principle                            -           (57.2)              -
                                                                    --------------------------------------------

Net income (loss)                                                   $       41.3    $      (10.2)   $       16.3
                                                                    ============================================

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
               SEE NOTE 5 FOR PROFORMA SUCCESSOR INCOME STATEMENT.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED BALANCE SHEETS

                                                                                     SUCCESSOR      PREDECESSOR
DECEMBER 31,                                                                            2005            2004
---------------------------------------------------------------------------------------------------------------
(In millions)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $1,275.6 and $3,826.6)     $    1,275.6    $    3,976.1
      Equity securities at fair value (cost of $3.4)                                          -             5.6
      Mortgage loans                                                                          -            64.1
      Policy loans                                                                        115.6           256.4
      Other long-term investments                                                           0.6            54.7
                                                                                   ------------    ------------
         Total investments                                                              1,391.8         4,356.9
                                                                                   ------------    ------------

   Cash and cash equivalents                                                              123.2           280.9
   Accrued investment income                                                               20.8            67.4
   Premiums, accounts and notes receivable, net                                               -             4.2
   Reinsurance receivable on paid and unpaid losses, benefits and
      unearned premiums                                                                   806.7           986.6
   Value of business acquired (intangible)                                                318.5               -
   Deferred policy acquisition costs                                                          -           694.1
   Deferred federal income taxes                                                          172.3           207.9
   Other assets                                                                             8.6           248.5
   Separate account assets                                                              8,578.3        10,455.0
                                                                                   ------------    ------------
         Total assets                                                              $   11,420.2    $   17,301.5
                                                                                   ============    ============

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                                       $    2,351.2    $    3,462.3
      Outstanding claims and losses                                                        13.1           110.3
      Unearned premiums                                                                     1.7             3.4
      Contractholder deposit funds and other policy liabilities                            70.3           374.7
                                                                                   ------------    ------------
         Total policy liabilities and accruals                                          2,436.3         3,950.7
                                                                                   ------------    ------------
   Expenses and taxes payable                                                              66.8           645.4
   Reinsurance premiums payable                                                             7.1            12.3
   Trust instruments supported by funding obligations                                         -         1,126.0
   Separate account liabilities                                                         8,578.3        10,455.0
                                                                                   ------------    ------------
         Total liabilities                                                         $   11,088.5    $   16,189.4
                                                                                   ------------    ------------

Commitments and contingencies (Notes 18 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526
      shares issued and outstanding                                                         2.5             2.5
   Additional paid-in capital                                                             329.9         1,000.0
   Accumulated other comprehensive loss                                                       -           (21.1)
   Retained earnings                                                                       (0.7)          130.7
                                                                                   ------------    ------------
         Total shareholder's equity                                                       331.7         1,112.1
                                                                                   ------------    ------------
         Total liabilities and shareholder's equity                                $   11,420.2    $   17,301.5
                                                                                   ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                                                  TOTAL
                                            COMMON       ADDITIONAL       RETAINED      ACCUMULATED OTHER      SHAREHOLDER'S
(IN MILLIONS)                               STOCK     PAID-IN CAPITAL     EARNINGS      COMPREHENSIVE LOSS        EQUITY
----------------------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2003                $     2.5      $ 1,075.0       $   149.6         $   (29.2)           $ 1,197.9

Dividend                                                                     (25.0)                                 (25.0)
Net income                                                                    16.3                                   16.3

Other comprehensive income, net of tax:
Net unrealized losses                                                                          (11.7)               (11.7)
Minimum pension liability                                                                       17.4                 17.4

                                        ------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2003              $     2.5      $ 1,075.0       $   140.9         $   (23.5)           $ 1,194.9
                                        ====================================================================================

Return of capital                                            (75.0)                                                 (75.0)

Net loss                                                                     (10.2)                                 (10.2)

Other comprehensive income, net of tax:
Net unrealized gains                                                                             7.0                  7.0
Minimum pension liability                                                                       (4.6)                (4.6)

                                        ------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2004              $     2.5      $ 1,000.0       $   130.7         $   (21.1)           $ 1,112.1
                                        ====================================================================================

Net income                                                                    41.3                                   41.3

Other comprehensive income net of tax:
Net unrealized losses                                                                          (24.1)               (24.1)
Minimum pension liability                                    (38.3)                             24.9                (13.4)

Distribution of subsidiaries                                (385.8)          (72.8)             26.4               (432.2)

                                        ------------------------------------------------------------------------------------
BALANCE AT DECEMBER 30, 2005              $     2.5      $   575.9       $    99.2         $     6.1            $   683.7

Purchase accounting adjustments                             (246.0)          (99.9)             (6.1)              (352.0)
                                        ------------------------------------------------------------------------------------

BALANCE AT DECEMBER 31, 2005              $     2.5      $   329.9       $    (0.7)          $     -            $   331.7
                                        ====================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31,                                        2005            2004            2003
----------------------------------------------------------------------------------------------------------------
(In millions)
                                                                    --------------------------------------------
Net income (loss)                                                   $       41.3    $      (10.2)   $       16.3
                                                                    --------------------------------------------

Other comprehensive income (loss):

     Available-for-sale securities:
          Net (depreciation) appreciation during the period                (84.0)          (19.9)          (10.7)
          Benefit (provision) for deferred federal income taxes             29.4             6.9             3.7
                                                                    --------------------------------------------
     Total available-for-sales securities                                  (54.6)          (13.0)           (7.0)
                                                                    --------------------------------------------

     Derivative instruments:
          Net appreciation (depreciation) during the period                 77.8            30.7            (7.2)
          (Provision) benefit for deferred federal income taxes            (27.2)          (10.7)            2.5
                                                                    --------------------------------------------
     Total derivative instruments                                           50.6            20.0            (4.7)
                                                                    --------------------------------------------
                                                                            (4.0)            7.0           (11.7)
                                                                    --------------------------------------------

     Minimum pension liability:
          Decrease (increase) in minimum pension liability                  48.0            (7.1)           26.8
          (Provision) benefit for deferred federal income taxes            (16.8)            2.5            (9.4)
                                                                    --------------------------------------------
                                                                            31.2            (4.6)           17.4
                                                                    --------------------------------------------
Other comprehensive income                                                  27.2             2.4             5.7
                                                                    --------------------------------------------

Purchase accounting adjustments                                             (6.1)              -               -

                                                                    --------------------------------------------
Comprehensive income (loss)                                         $       62.4    $       (7.8)   $       22.0
                                                                    ============================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                    PREDECESSOR     PREDECESSOR     PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                                       2005             2004            2003
-------------------------------------------------------------------------------------------------------------------------------
(In millions)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net income (loss)                                                               $       41.3    $      (10.2)   $       16.3
   Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
      Net realized investment (gains) losses                                              (22.9)           (8.6)          (16.4)
      Losses (gains) on derivative instruments                                              0.3            (1.2)            6.9
      Losses on futures contracts                                                             -            25.1            10.2
      Net amortization and depreciation                                                    20.9            27.9            29.2
      Interest credited to contractholder deposit funds and trust instruments
        supported by funding obligations                                                   21.1            46.1            57.4
      Deferred federal income taxes                                                         1.1            44.7           (19.9)
      Change in deferred acquisition costs                                                163.9           128.3           135.3
      Change in premiums and notes receivable, net of reinsurance premiums
        payable                                                                             1.6            (0.3)         (500.4)
      Change in accrued investment income                                                  19.7             8.9            13.4
      Change in policy liabilities and accruals, net                                     (330.3)         (322.0)         (412.4)
      Change in reinsurance receivable                                                    (84.4)           56.3            21.8
      Change in expenses and taxes payable                                                 16.2           (85.9)         (223.1)
      Other, net                                                                           15.3            24.6            37.7
                                                                                   ------------    ------------    ------------
      Net cash used in by operating activities                                           (136.2)          (66.3)         (844.0)
                                                                                   ------------    ------------    ------------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of available-for-sale fixed
        maturities                                                                      1,561.0           967.9         1,907.7
      Proceeds from disposals of equity securities                                          1.7             8.8            70.5
      Proceeds from disposals of other investments                                         25.7            43.0            64.3
      Proceeds from mortgages sold, matured or collected                                    9.6            58.7            53.7
      Purchase of available-for-sale fixed maturities                                    (686.0)         (762.1)       (1,236.6)
      Purchase of equity securities                                                        (0.1)           (2.7)          (40.2)
      Purchase of other investments                                                        (8.8)           (5.0)          (21.9)
      Capital expenditures                                                                 (7.7)           (5.8)           (5.0)
      Net (payments) receipts related to margin deposits on derivative
        instruments                                                                       (39.7)           (4.9)           56.6
      Proceeds from disposal company owned life insurance                                     -               -            64.9
      Other investing activities, net                                                       0.3             0.2            94.8
                                                                                   ------------    ------------    ------------
      Net cash provided by investing activities                                           856.0           298.1         1,008.8
                                                                                   ------------    ------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
       Withdrawals from contractholder deposit funds                                       (1.7)         (183.4)          (32.7)
       Withdrawals from trust instruments supported by funding obligations               (651.5)         (182.7)         (156.9)
       Change in collateral related to securities lending program                        (109.6)         (138.4)          263.5
       (Dividend) capital contribution                                                   (114.7)              -            (0.6)
                                                                                   ------------    ------------    ------------
       Net cash (used in) provided by financing activities                               (877.5)         (504.5)           73.3
                                                                                   ------------    ------------    ------------
       Net change in cash and cash equivalents                                           (157.7)         (272.7)          238.1
       Cash and cash equivalents, beginning of period                                     280.9           553.6           315.5
                                                                                   ------------    ------------    ------------
       Cash and cash equivalents, end of period                                    $      123.2    $      280.9    $      553.6
                                                                                   ============    ============    ============
   SUPPLEMENTAL CASH FLOW INFORMATION
         Income tax refunds                                                        $       42.5    $       52.0    $       29.8

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

On December 30, 2005, The Goldman Sachs Group, Inc. ("Goldman Sachs") acquired all outstanding common shares of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") from The Hanover Group ("THG") (the "Transaction"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. Immediately preceding the Transaction, the Company distributed its ownership in certain wholly-owned subsidiaries, First Allmerica Financial Life Insurance Company ("FAFLIC"), VeraVest Investments, Inc. ("VeraVest"), and Allmerica Financial Investment Management Services, Inc ("AFIMS") directly to THG as a dividend to shareholders. The Company's remaining non-insurance subsidiaries were distributed to FAFLIC as a capital contribution prior to the Transaction.

AFLIAC is a stock life insurance company organized under the laws of Massachusetts. At December 31, 2005, the Company manages blocks of variable annuity, variable universal life and certain minor blocks of group retirement products. During 2003, the Company managed this existing life insurance business and also operated VeraVest, an independent broker-dealer. VeraVest distributed third party investment and insurance products. In 2003, the Company ceased its retail sales activity through VeraVest (see Note 6 - Significant Transactions).

Concurrent with the Transaction, AFLIAC entered into several servicing agreements to provide certain support of its business. Transitional service agreements with THG continues operational support, system and policy conversion support, accounting and other services for the earlier of eighteen months from the December 30, 2005 closing or transfer of the operations to Goldman Sachs. This transitional arrangement is currently expected to be completed by the end of 2006. A prospective operational servicing agreement was executed with Security Benefit Life Insurance Company ("Se2") to provide customer and agent support and perform other key policy administration and operational functions.

The Company has a management services agreement with its affiliate, Goldman Sachs & Co ("GSCO"). Under this services agreement, GSCO will provide support to AFLIAC in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas. The Company has engaged its affiliate, Goldman Sachs Asset Management, L.P. ("GSAM") to provide investment management services.

2. BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141") and Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142") and pushed down to the Company. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase. Consequently, the Company will experience decreased amortization of acquisition expenses as compared to historical experience when owned by the THG. See Note 5 - Proforma, for a proforma income statement demonstrating the changes expected.

Prior to December 30, 2005 the consolidated accounts of AFLIAC included the accounts of FAFLIC and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In the accompanying financial statements, "predecessor" information includes these subsidiaries, while the "successor" information contains stand-alone AFLIAC and includes purchase accounting adjustments as indicated in Note 3 - Purchase Accounting.

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could be materially different from those estimates.

3. PURCHASE ACCOUNTING

Goldman Sachs' acquisition of AFLIAC is accounted for by applying the Statement No. 141 through "push down" accounting. Included in the following table is Value of Business Acquired ("VOBA"), which represents the present value of future profits embedded in the acquired contracts. See Note 16 - Value of Business Acquired, for further explanation of VOBA. The assessment of fair value in accordance with Statement No. 141 included the establishment of intangible assets for VOBA and state licenses. No goodwill was recognized as a result of this assessment. See Note 4 - Summary of Significant Accounting Policies, for a further discussion of Goodwill. The following table also summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 30, 2005.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                                          DECEMBER 30,
       FAIR VALUE                                             2005
       ---------------------------------------------------------------
       (In millions)
       Assets:
       Total investments at market value                   $   1,391.8
       Cash and cash equivalents                                 123.2
       VOBA                                                      318.5
       Goodwill                                                      -
       Other assets at fair value                              1,007.5
       Separate account assets                                 8,578.3
                                                           -----------
                Total assets acquired                         11,419.3

       Liabilities:
       Policyholder account balances                           2,436.3
       Other liabilities at fair value                            72.3
       Separate account liabilities                            8,578.3
                                                           -----------
                Total liabilities assumed                     11,086.9

       Total purchase price                                $     332.4
                                                           ===========

In accordance with Statement No. 141 and APB Opinion 16, the purchase allocation period to identify and record fair value for all assets acquired and liabilities assumed should usually not exceed one year from the transaction date. As such, the final allocation of purchase price may result in different amounts. In the Company's judgment, the final allocation is not expected to be material to the Company's Consolidated Balance Sheet or Consolidated Statements of Income.

       PURCHASE PRICE:
       ---------------------------------------------------------------
       (In millions)
       Initial payment of purchase price                   $     262.0
       FAFLIC ceding commission                                    8.6
       Direct transaction expenses                                 6.9
       Additional deferred purchase price                         54.9
                                                           -----------

       Total purchase price                                $     332.4
                                                           ===========

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NON-TRADITIONAL LONG-DURATION CONTRACT AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-01 accrue to the contract holder.

   B. CLOSED BLOCK

The predecessor Consolidated Statements of Income include the activity of the FAFLIC Closed Block of participating policies. The FAFLIC Closed Block consists of certain individual life insurance participating policies, individual deferred annuities and supplemental contracts not involving life contingencies, which were in force as of the October 16, 1995 demutualization.

The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a US GAAP basis at December 31, 2004 represented the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

During 2005, 2004 and 2003, when actual income from the Closed Block in any given period equaled or exceeded the expected income for such period as determined at the inception of the Closed Block, the expected income was recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income did not inure to the shareholders and was recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limited the actual Closed Block income currently recognized in the Company's results to the income expected to emerge from operation of the Closed Block as determined at inception.

Also, during those periods, when actual income from the Closed Block was less than the expected income, only such actual income (which could reflect a loss) was recognized in income. If the actual income from the Closed Block in any given period was less than the expected income for that period and changes in dividend scales were inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company was reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability was reduced first by this reduction in income (but not below zero). The Closed Block is not included in any successor financial statements.

   C. FINANCIAL INSTRUMENTS

Financial instruments are reflected in the balance sheet on a trade-date basis and consist of financial instruments carried at fair value or amounts that approximate fair value. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, other sovereign government obligations, liquid mortgage products, investment-grade corporate bonds, listed equities, money market securities, state, municipal and provincial obligations, swap contracts, option contracts and futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

   D. DERIVATIVES AND HEDGING ACTIVITIES

As of the Transaction, AFLIAC entered into certain over-the-counter ("OTC") derivatives, primarily equity put options and interest rate swaptions, to hedge these risks. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Fair values of the Company's exchange-traded derivatives are generally determined from quoted market prices. OTC derivatives are valued using a variety of valuation models. The valuation models used to derive the fair values of AFLIAC's OTC derivatives require inputs including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. The selection of a model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by pricing models to market transactions.

Prior to December 30, 2005, AFLIAC held foreign currency exchange swaps, futures and options to hedge its trust instruments supported by funding obligations and investments denominated in foreign currencies, as well as exchange-traded equity futures to hedge GMDB and interest rate risk. All of these derivatives were recognized on the balance sheet at their fair value. On the date the derivative contract was entered into, the Company designated the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge);
(3) a foreign-currency fair value or cash flow hedge related to a recognized asset or liability ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that was highly effective and that was designated and qualified as a fair value hedge, along with the gain or loss on the hedged asset or liability that was attributable to the hedged risk, were recorded in current period earnings. Changes in the fair value of a derivative that was highly effective and that was designated and qualified as a cash flow hedge were recorded in other comprehensive income, until earnings were affected by the variability of cash flows (i.e., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that were highly effective and that were designated and qualified as foreign currency hedges were recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction was a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments were reported in current period earnings.

The Company formally documented all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process included linking all derivatives that were designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assessed, both at the hedge's inception and on an ongoing basis, whether the derivatives that were used in hedging transactions were highly effective in offsetting changes in fair values or cash flows of hedged items. When it was determined that a derivative was not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinued hedge accounting prospectively, as discussed below.

The Company discontinued hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedge item, including forecasted transactions;
(2) the derivative expires or is sold, terminated, or exercised; (3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting was discontinued it was determined that the derivative no longer qualifies as an effective fair value hedge, the derivative was carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting was discontinued the derivative used in a cash flow hedge expired was sold, terminated, or exercised, the gain or loss on the derivative was deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affected earnings. When hedge accounting was discontinued it was probable that a forecasted transaction would not occur, the derivative was carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income was recognized immediately in earnings. In all other situations in which hedge accounting was discontinued, the derivative was carried at its fair value on the balance sheet, with changes in fair value recognized in the current period earnings.

   E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments held in the normal course of business.

   F. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Deferred sales inducements were generated by annuities that offer enhanced crediting rates or bonus payments. Acquisition costs and sales inducements related to variable annuities and contract holder deposits that were deferred in 2002 and prior were amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization was reviewed periodically and adjusted retrospectively

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

when the Company revised its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to fixed annuities and other life insurance products were amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. As part of the recording of fair value purchase accounting due to the acquisition of the Company, the deferred acquisition costs ("DAC") and deferred sales inducements were revalued to zero as of the Transaction date.

   G. REINSURANCE RECEIVABLES

The Company cedes certain insurance risks it has underwritten, through the use of reinsurance contracts, with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement No. 113"), have been met. As a result, when the Company experiences claims events, or unfavorable mortality or morbidity experiences that are subject to a reinsurance contract, reinsurance recoverables are recorded. Effective December 30, 2005 AFLIAC has assumed risk related to FAFLIC's variable annuity and variable life products. Reinsurance recoverables are recorded for policy fees and changes in reserves as applicable for these reinsured contracts. The FAFLIC actual Separate Account assets and liabilities remain with FAFLIC in accordance with SOP 03-1 and are not included in reinsurance recoverables or payables.
See Note 17 - Reinsurance, for a further discussion on coinsurance agreements.

The valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

   H. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated cost recovery method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. The estimated useful life for capitalized software generally ranges from 3 to 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with Statement of Financial Accounting Standards No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. The Company reduces the carrying value of the asset to fair value when the carrying amount exceeds its fair value. Fair values are estimated using discounted cash flow analysis. As part of the recording of purchase accounting due to the acquisition of the Company, $3.0 million of capitalized assets were written off.

    I. GOODWILL

Goodwill is the cost of acquired companies in excess of the fair value of identifiable net assets at acquisition date. In accordance with the provisions of Statement No. 142, an analysis was done to assign purchase price to the assets and liabilities of the business. The Company has recorded the purchase price of $332.4 million as part of the transaction, including the fair value allocation of other net assets and establishment of VOBA. As part of the purchase accounting and the fair value analysis described above, no separate and additional value related to goodwill was recognized.

    J. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed on fund values of these contracts. Prior to the adoption of SOP 03-1, appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, was reflected in shareholder's equity

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

or net investment income. See Note 8 - Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

    K. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2% to 9 1/2% for annuities and 2 1/2% to 6% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liability and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

   L. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 18 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

   M. FEDERAL INCOME TAXES

AFLIAC will file a consolidated return with THG and THG affiliates for the period January 1, 2005 through December 30, 2005. Any tax liability related to activity for that period will be a liability of THG. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income. The income tax liability is calculated on a separate return basis and benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Deferred federal income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from insurance reserves, net operating loss carryforwards, policy acquisition expenses, tax credit carryforwards, employee benefit plans, and deferred sales inducements.

Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized. Contingent liabilities related to income taxes are recorded when the criteria for loss recognition under FASB issued Statement of Financial Accounting Standards No 5, ACCOUNTING FOR CONTINGENCIES, as amended, have been met.

   N. NEW ACCOUNTING PRONOUNCEMENTS

In February 2006, the Financial Accounting Standards Board ("FASB"), issued Statement of Financial Accounting Standards No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140. Statement No. 155 permits an entity to measure at fair value any financial instrument that contains an embedded derivative that otherwise would require bifurcation. The Company is currently assessing the effect of adopting Statement No. 155 at the Company level.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance companies for deferred acquisition costs on internal replacements of insurance and investment contracts other than those described in Statement of Financial Accounting Standards No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, ("Statement No. 97"). This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. SOP 05-1 is not expected to have a material effect on the Company's results of operations or financial position as the Company primarily has products that are accounted for in accordance with Statement No. 97.

In May, 2005, the FASB issued Statement of Financial Accounting Standards No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS-A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("Statement No. 154"). Statement No. 154 replaces Accounting Principles Board Opinion No. 20, ACCOUNTING CHANGES ("APB Opinion No. 20") and Statement of Financial Accounting Standards No. 3, REPORTING ACCOUNTING CHANGES IN INTERIM FINANCIAL STATEMENTS. This statement establishes, unless impracticable, retrospective application as the required method for all voluntary changes in accounting principle in the absence of specific transition provisions for the newly adopted accounting principle. Statement No. 154 requires companies to retrospectively apply the effect of the change to all prior periods practicable, and the financial statements for all periods presented shall be adjusted to reflect the change. Similarly, an error in the financial statements of a prior period that is discovered subsequent to their issuance shall be reported as a prior-period adjustment, and the financial statements for each period presented shall be adjusted to reflect the correction. This statement also provides guidance for determining whether retrospective application of a change in accounting principle is impracticable and the necessary disclosures once that determination has been made. Additionally, changes in methods of depreciation, amortization or depletion of long-lived, non-financial assets must be accounted for as a change in accounting estimate. The statement also requires certain disclosures in the period in which a change in accounting principle or correction of an error is made. Statement No. 154 is effective for accounting changes and correction of errors made in fiscal years beginning after December 15, 2005. Adoption of this Statement is not expected to have a material effect on the Company's financial position or results of operations.

In December 2004, the FASB issued a revision to Statement of Financial Accounting Standards No. 123, SHARE-BASED PAYMENT ("Statement No. 123-R"). Statement No. 123-R establishes standards of accounting for transactions in which an entity exchanges its equity instruments for goods and services. Statement No. 123-R focuses primarily on accounting for transactions in which an entity obtains employee services in share-based payment transactions. Two key differences between Statement No. 123 and Statement No. 123-R relate to attribution of compensation costs to reporting periods and accounting for award forfeitures. Statement No. 123-R generally requires the immediate expensing of equity-based awards granted to retirement-eligible employees. However, awards granted subject to a substantive non-compete agreement are generally expensed over the non-compete period. Statement No. 123-R also requires expected forfeitures to be included in determining stock-based employee compensation expense. As of December 31, 2005, the Company had not adopted Statement No. 123-R therefore no compensation expense was recognized for 2005. The Company will adopt Statement No. 123-R in the first quarter of fiscal 2006. Goldman Sachs will issue restricted stock units ("RSU's") to certain employees of the Company under a stock incentive plan as part of their overall compensation for 2006. All of the RSU's require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

as outlined in the award agreement. Management is currently evaluating the effect of adoption of Statement No. 123-R on the Company's results of operations with respect to awards granted to retirement-eligible employees that are subject to a non-compete agreement.

In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached several consensuses regarding the application of guidance related to the evaluation of whether an investment is other than temporarily impaired in accordance with EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF No. 03-1"). However, on September 30, 2004, the FASB delayed indefinitely the effective date for the measurement and recognition guidance of EITF No. 03-1. The disclosure requirements were not deferred. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable fixed maturities and equity securities covered by Statement No. 115, including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as additional information supporting the conclusion that the impairments are not-other-than temporary, such as the nature of the investment(s), cause of impairment and severity and duration of the impairment. The disclosures required by EITF No. 03-1 were effective for fiscal years ending after December 15, 2003. The additional disclosures for cost method investments were effective for fiscal years ending after June 15, 2004. The Company implemented the disclosure requirements of this EITF for the year ending December 31, 2003.

In December 2003, the FASB issued Statement of Financial Accounting Standards No. 132, (revised 2003) EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, AND 106 ("Statement No. 132-R"). This statement revises employers' disclosures about pension plans and other postretirement benefit plans. Statement No. 132-R requires additional disclosures related to plan assets, benefit obligations, contributions, and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans, including information regarding the Company's selection of certain assumptions, as well as expected benefit payments. This statement also requires disclosures in interim financial statements related to net periodic pension costs and contributions. Most provisions of this statement were effective for fiscal years ending after December 15, 2003. Disclosures regarding expected benefit payments were effective for fiscal years ending after June 15, 2004. The adoption of Statement No. 132-R did not have a material effect on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1, which is applicable to all insurance enterprises as defined by Statement of Financial Accounting Standards No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES. This statement provides guidance regarding accounting and disclosures of separate account assets and liabilities and an insurance company's interest in such separate accounts. It further provides for the accounting and disclosures related to contractholder transfers to separate accounts from a company's general account and the determination of the balance that accrues to the benefit of the contractholder. In addition, SOP 03-1 provides guidance for determining any additional liabilities for guaranteed minimum death benefits or other insurance benefit features, potential benefits available only on annuitization and liabilities related to sales inducements, such as immediate bonus payments, persistency bonuses, and enhanced crediting rates or "bonus interest" rates, as well as the required disclosures related to these items. This statement was effective for fiscal years beginning after December 15, 2003. The determination of the GMDB reserve under SOP 03-1 is complex and requires various assumptions, including, among other items, estimates of future market returns and expected contract persistency. Upon adoption of this statement in the first quarter of 2004, the Company recorded a $57.2 million charge, net of taxes. This charge was reported as a cumulative effect of a change in accounting principle in the Consolidated Statements of Income. See also Note 8, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

   O. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

5. PROFORMA

On December 30, 2005 two material transactions occurred that are not reflected in the predecessor income statement presented for 2005. The divestiture of all subsidiaries of the Company will cause future financial statements to be based upon unconsolidated activity. In addition, the establishment of new fair value balance sheet in accordance with Statement No. 141, as part of the purchase accounting, will generate certain differences in accretion and amortization levels in future years.

The following unaudited pro forma condensed information presents the results of operations for the Company assuming the divestiture of all subsidiaries occurred at December 31, 2004 and that the implications of the push down accounting was contained in the 2005 income statement. This unaudited proforma information does not necessarily represent what the results would be for future periods.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                                                               (UNAUDITED)
FOR THE YEAR ENDED DECEMBER 31,                                                    2005
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                                     INCOME
                                                                                 REINSURANCE     STATEMENT
                                                 PREDECESSOR     DIVESTITURE     OF FAFLIC'S     EFFECT OF        SUCCESSOR
                                                   INCOME            OF            VARIABLE       PURCHASE         INCOME
                                                  STATEMENT     SUBSIDIARIES       BUSINESS      ACCOUNTING       STATEMENT
----------------------------------------------------------------------------------------------------------------------------
Premiums                                        $       36.9    $      (36.9)   $          -    $          -    $          -
Universal life and investment product policy
   fees                                                244.6           (16.9)           15.9               -           243.6
Net investment income                                  192.6          (113.3)            1.6           (20.0)           60.9
Realized gains/(losses)                                 22.9           (16.0)           (0.3)              -             6.6
Other income                                            33.0           (22.7)            1.4               -            11.7
                                                ----------------------------------------------------------------------------
Total revenues                                         530.0          (205.8)           18.6           (20.0)          322.8

Policy benefits, claims, losses and LAE                239.4          (106.2)            6.3            13.8           153.3
VOBA and DAC amortization                              111.8            (6.7)              -           (63.5)           41.6
Other expenses                                         170.5           (63.1)            1.8           (35.2)           74.0
                                                ----------------------------------------------------------------------------
Total benefits, losses and expenses                    521.7          (176.0)            8.1           (84.9)          268.9

Total federal income tax benefit (expense)              33.0            (8.6)           (3.7)          (22.7)           (2.0)
                                                ----------------------------------------------------------------------------
Net income (loss)                               $       41.3    $      (38.4)   $        6.8    $       42.2    $       51.9
                                                =============================================================================

6. SIGNIFICANT TRANSACTIONS

Effective December 30, 2005 the Company entered into a coinsurance agreement with FAFLIC, a subsidiary of THG. The Company assumed 100% of the FAFLIC variable annuity and variable life book of business. The Company assumed $124.6 million of reserves and paid $8.6 million as a ceding allowance to FAFLIC. As part of this transaction, separate account liabilities were assumed under modified coinsurance terms.

In 2003, the Company ceased operations of its retail broker-dealer operations. These operations had distributed third-party investment and insurance products through VeraVest. Results in 2003 included a pre-tax charge of $11.5 million for asset impairments in connection with this action. The Company also recognized pre-tax restructuring charges of $2.0 million, $3.6 million and $21.9 million in 2005, 2004 and 2003, respectively, in accordance with Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES. These charges included $14.8 million related to one-time termination benefits associated with the termination of 552 employees, and $12.6 million related to contract termination fees and other costs. As of December 31, 2005, the Company has made payments of approximately $25.7 million related to this restructuring plan, of which $14.5 million related to one-time termination benefits and $11.2 million related to contract termination fees and other costs. As a result of the Transaction, the Company no longer carries any liability balance at December 31, 2005.

7. DISCONTINUED OPERATIONS

During 1999, the Company exited its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters business and its accident and health assumed reinsurance pool business. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $20.8 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business and net proceeds of $12.5 million were received from the sale of the EBS business.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

As permitted by APB Opinion No. 30, the Balance Sheet have not been segregated between continuing and discontinued operations. At December 31, 2004, the discontinued segment had assets of approximately $365.9 million, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $435.8 million consisting primarily of policy liabilities.

8. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

Effective January 1, 2004, the Company adopted SOP 03-1 (see Note 1N - New Accounting Pronouncements). Upon adoption, the Company recorded a cumulative effect of change in accounting principle of $57.2 million, after-tax.

The following illustrates the components of that charge (in millions):

     Increase in guaranteed minimum death benefit liability                   $   80.6
     Establishment of guaranteed minimum income benefit liability                  4.1
     Change in deferred acquisition costs                                          3.3
                                                                              --------
                                                                                  88.0
     Provision for federal income taxes                                          (30.8)
                                                                              --------
       Cumulative effect of change in accounting principle                    $   57.2
                                                                              ========

GUARANTEED MINIMUM DEATH BENEFITS

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The following summarizes the liability for GMDB contracts reflected in the general account:

       FOR THE YEARS ENDED DECEMBER 31,                            2005        2004
       -------------------------------------------------------------------------------
       (In millions)

       Beginning balance                                         $   74.6    $  106.8

       Provision for GMDB:
                GMDB expense incurred                                43.3        48.6
                Volatility (1)                                       (5.4)      (12.9)
                                                                 --------------------
                                                                     37.9        35.7
       Claims, net of reinsurance:
                Claims from policyholders                           (57.6)      (71.2)
                Claims ceded to reinsurers                           55.4        67.3
                                                                 --------------------
                                                                     (2.2)       (3.9)

       GMDB reinsurance premium                                     (58.2)      (64.0)
       Purchase accounting adjustment, at December 31, 2005         229.2           -
                                                                 --------------------
       Ending balance                                            $  281.3    $   74.6
                                                                 ====================

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

GMDB reserves were adjusted by $229.2 million in 2005 as a result of revaluation based upon purchase accounting assumptions. The fair value reserve for the GMDB feature was computed using a risk neutral approach. The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2005.

- The projection model used 500 stochastically generated risk neutral return scenarios as of 12/31/2005.

- Implied volatilities by duration were based on a combination of OTC quotes (when available) and historical volatilities. Volatility assumptions range from 15% to 27%, varying by equity fund type; 3.5% for bond funds; and 1% for money market funds.

- Projected cash flows were discounted using the LIBOR curve as of 12/31/2005.

-   The mortality assumption is 70% of the 1994 MGDB table.

- The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2006 and 2007 are approximately 15% and 14%, respectively (full surrender rates include annuitzations, but they do not reflect partial withdrawals or deaths).

- The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are in the 6% to 7% range for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2005 and 2004. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

DECEMBER 31
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2005 (1)       2004
---------------------------------------------------------------------------------
Net deposits paid
   Account value                                          $    1,089   $    1,228
   Net amount at risk                                     $       31   $       57
   Average attained age of contractholders                        66           66
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                          $    1,651   $    2,024
   Net amount at risk                                     $      109   $      185
   Average attained age of contractholders                        64           64
Roll-up (net deposits accumulated at a specified rate)
   Account value                                          $       97   $      104
   Net amount at risk                                     $       21   $       20
   Average attained age of contractholders                        76           76
Higher of ratchet or roll-up
   Account value                                          $    6,158   $    7,049
   Net amount at risk                                     $    1,449   $    1,676
   Average attained age of contractholders                        72           71
                                                          ----------   ----------
Total of guaranteed benefits categorized above
   Account value                                          $    8,995   $   10,405
   Net amount at risk                                     $    1,610   $    1,938
   Average attained age of contractholders
     (weighted by account value)                                  70           69
Number of contractholders                                    162,100      188,897

(1) Includes business coinsured from FAFLIC

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 30, 2005 was $7.2 million with no benefits paid out. The GMIB liability at December 31, 2004 was $5.6 million with no benefits paid out. In conjunction with the Transaction and the application of Statement No. 141, the GMIB liability was revalued to $16.5 million at December 31, 2005. Similarly to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets was required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

In accordance with Statement No. 141, this asset was revalued effective December 30, 2005. Accordingly, there was no balance of deferred sales inducements at December 31, 2005. The balance at December 31, 2004 was $72.9 million.

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Prior to the adoption of SOP 03-1, the Company had recorded certain market value adjustments ("MVA") to the fixed annuity products as separate account assets and separate account liabilities in the Consolidated Balance Sheets. Changes in the fair value of MVA assets were reflected in other comprehensive income in the Consolidated Balance Sheets. In addition, the Company reflected policy fees, interest spreads, realized gains and losses on investments and changes in the liability for minimum guarantees in net income. Notwithstanding the market value adjustment feature of this product, all of the investment performance of the separate account assets related to this product does not accrue to the contractholder, and it therefore, does not meet the conditions for separate account reporting under SOP 03-1.

Upon adoption of SOP 03-1, assets related to the MVA product, primarily fixed maturities, which are carried at fair value, were reclassified to the general account as available-for-sale securities. Reserves related to contract account values included in separate account liabilities were also reclassified to the Company's general account. Changes in the fair value of these assets continue to be reflected in other comprehensive income in the Consolidated Balance Sheets. Additionally, amounts assessed against the contractholders for mortality, administrative, and other services have continued to be included in universal life and investment product policy fees and changes in liabilities for minimum guarantees have continued to be included in policy benefits and claims in the Consolidated Statements of Income. Components of the interest spreads related to this product continue to be recorded in net investment income and policy benefits and claims in the Consolidated Statements of Income. Realized investment gains and losses are recognized as incurred, consistent with prior years.

The Company had the following variable annuities with guaranteed minimum returns:

       DECEMBER 31                                            2005              2004
       --------------------------------------------------------------------------------
       (In millions)
       Account value                                         $ 68.1            $ 90.3
       Range of guaranteed minimum return rates            3.0 - 6.5%        3.0 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested in variable separate accounts as follows:

     DECEMBER 31                                              2005              2004
     ----------------------------------------------------------------------------------
     (In millions)
     Asset Type:
        Fixed maturities                                      $ 67.7          $ 104.7
        Cash and cash equivalents                                2.4              4.5
                                                           --------------------------
     Total                                                    $ 70.1          $ 109.2
                                                           ==========================

9. INVESTMENTS

   A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

In accordance with Statement No. 141, the amortized cost of the assets were re-established at December 31, 2005 market values, as a result of the Transaction. The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

DECEMBER 31,                                                                           2005
--------------------------------------------------------------------------------------------------------------------------------
                                                                       GROSS           GROSS          PURCHASE
                                                       AMORTIZED     UNREALIZED      UNREALIZED      ACCOUNTING         FAIR
                                                        COST (1)       GAINS           LOSSES        ADJUSTMENT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government and
  agency securities                                  $      134.9   $        1.2    $       (1.9)   $        0.7    $      134.9
States and political subdivisions                            16.0            0.1            (0.5)            0.4            16.0
Corporate fixed maturities                                  787.3           17.8            (6.5)          (11.3)          787.3
Mortgage-backed securities                                  337.4            2.5            (3.3)            0.8           337.4
                                                     ---------------------------------------------------------------------------
Total fixed maturities                               $    1,275.6   $       21.6    $      (12.2)   $       (9.4)   $    1,275.6
                                                     ===========================================================================
Equity securities                                    $          -   $          -    $          -    $          -    $           -
                                                     ===========================================================================

(1) Amortized cost for fixed maturities securities after acquisition purchase accounting.

DECEMBER 31,                                                                    2004
----------------------------------------------------------------------------------------------------------------
                                                                        GROSS          GROSS
                                                       AMORTIZED     UNREALIZED      UNREALIZED         FAIR
                                                        COST (1)        GAINS          LOSSES          VALUE
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                             $      324.4   $        4.4    $       (1.7)   $      327.1
States and political subdivisions                            20.2            0.4            (0.4)           20.2
Foreign governments                                           6.8              -               -             6.8
Corporate fixed maturities                                2,710.9          135.7            (9.4)        2,837.2
Mortgage-backed securities                                  764.3           22.3            (1.8)          784.8
                                                     -----------------------------------------------------------
Total fixed maturities                               $    3,826.6   $      162.8    $      (13.3)   $    3,976.1
                                                     ===========================================================
Equity securities                                    $        3.4   $        2.2    $          -    $        5.6
                                                     ===========================================================

(1)  Amortized cost for fixed maturities and cost for equity securities.

Until December 28, 2005, the Company participated in a security lending program for the purpose of enhancing income. At December 31, 2004, securities on loan to various counterparties were fully collateralized by cash and had a fair value of $161.3 million. The fair value of the loaned securities was monitored on a daily basis, and the collateral was maintained at a level of at least 102% of the fair value of the loaned securities. Securities lending collateral was recorded by the Company in cash and cash equivalents with an offsetting liability included in expenses and taxes payable.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. During 2003, the New York Department of Insurance allowed AFLIAC to release assets on deposit due to the decrease in outstanding liabilities relating to the sale of the universal life insurance business in December 2002. At December 31, 2005, the amortized cost and fair value of assets on deposit in New York were $42.4 million and $43.1 million, respectively. At December 31, 2004, the amortized cost and fair value of the assets on deposit were $42.4 million and $45.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $5.0 million and $37.1 million were on deposit with various state and governmental authorities at December 31, 2005 and 2004, respectively. Fair values related to these securities were $5.8 million and $39.0 million at December 31, 2005 and 2004, respectively.

The Company entered into various derivative and other arrangements that required fixed maturities to be held as collateral. At December 31, 2005, the Company had no arrangements that would require fixed maturities to be held as collateral. At December 31, 2004, fixed maturities held as collateral had a fair value of $122.8 million. Corresponding liabilities for these items have also been recorded by the Company.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

There were no contractual investment commitments at December 31, 2005.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity. In accordance with Statement No. 141, the amortized cost of the investments below is shown both before and after the transaction.

                                                                            DECEMBER 30,  DECEMBER 31,
                                                                                2005          2005       DECEMBER 31,
                                                                             AMORTIZED     AMORTIZED         2005
DECEMBER                                                                        COST          COST        FAIR VALUE
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                                                     $      84.4   $       84.8   $       84.8
Due after one year through five years                                             391.5          393.5          393.5
Due after five years through ten years                                            417.2          421.9          421.9
Due after ten years                                                               373.2          375.4          375.4
                                                                            -----------------------------------------
Total                                                                       $   1,266.3   $    1,275.6   $    1,275.6
                                                                            =========================================

   B. MORTGAGE LOANS AND REAL ESTATE

The Company held no mortgage loans at December 31, 2005. For 2004, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally did not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2004. The carrying values of mortgage loans, net of applicable reserves, were $64.1 million at December 31, 2004. Reserves for mortgage loans were $0.8 million at December 31, 2004.

At December 31, 2005 and 2004, respectively, no real estate was held in the Company's investment portfolio.

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,                                          2004
-------------------------------------------------------------
(IN MILLIONS)
Property Type:
        Office building                           $     26.7
        Retail                                          17.0
        Industrial/Warehouse                            14.8
        Residential                                      6.4
        Valuation Allowances                            (0.8)
                                                  ----------
Total                                             $     64.1
                                                  ==========
Geographic region:
        East North Central                        $     19.5
        Pacific                                         19.0
        South Atlantic                                  12.0
        New England                                      8.2
        West South Central                               0.9
        Middle Atlantic                                  0.9
        Other                                            4.4
        Valuation Allowances                            (0.8)
                                                  ----------
Total                                             $     64.1
                                                  ==========

There were no impaired loans or related reserves as of December 31, 2004. There was no interest income received in 2004 related to impaired loans.

C. DERIVATIVE INSTRUMENTS

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by foreign currency, equity market and interest rate volatility. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, and the British Pound. The Company uses foreign currency exchange swaps and futures to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Until August 22, 2005, the Company was also exposed to changes in the equity market due to increases in GMDB reserves that resulted from declines in the equity market. The Company used exchange-traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements. Finally, for the period between August 22, 2005 and December 30, 2005, the closing date of the Transaction, the Company was exposed to changes in its surplus value which was driven by a combination of equity market and interest rate movements. To economically hedge against fluctuations in the purchase price of the variable life insurance and annuity business, the Company used exchange-traded futures contracts and interest rate swap contracts.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of the counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. The Company's counterparties did not hold collateral at December 31, 2005. The Company's counterparties held collateral, in the form of cash, bonds and U.S. Treasury notes, of $94.8 million at December 31, 2004.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and with Company policies and procedures.

D. FAIR VALUE HEDGES

In 2005, the Company entered into exchange-traded equity futures contracts to hedge the embedded gains on certain bonds identified to be liquidated to settle the maturity of a particular long-term funding agreement. The Company also entered into cross-currency swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. The Company recognized gains of $2.2 million for the year ended December 31, 2005, reported in net realized investment gains in the Consolidated Statements of Income. These derivative instruments were determined to be effective hedges in accordance with FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. The Company recognized no gains or losses in 2004 related to fair value hedges. However, the Company recognized net losses of $0.2 million for the year ended December 31, 2003, reported within losses on derivative instruments in the Consolidated Statements of Income. These losses represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E. CASH FLOW HEDGES

The Company entered into cross-currency swaps to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agreed to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also entered into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company recognized no gains or losses in 2005 and 2004 related to ineffective cash flow hedges. However, the Company recognized a net loss of $9.0 million in 2003, representing the ineffectiveness of all cash flow hedges, related to ineffective futures and options contracts, which are reported in other income in the Consolidated Statements of Income. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

F. TRADING ACTIVITIES

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

On August 23, 2005, the Company implemented a new derivative program designed to economically hedge against fluctuations in the purchase price of the variable life insurance and annuity businesses. The purchase price was determined on December 30, 2005 and was subject to changes in interest rate, equity market, implied equity market volatility and surrender activity. The derivatives were terminated concurrent with the sale closing on December 30, 2005. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under Statement No. 133.

During the fourth quarter of 2003, the Company began using exchange-traded equity futures contracts to economically hedge increased GMDB reserves which could arise from declines in the equity market. In response to entering into the Transaction, the Company discontinued this program on August 22, 2005. The GMDB hedges did not qualify for hedge accounting under Statement No. 133. Additionally, in 2003, the Company entered into equity-linked swap contracts which are economic hedges but do not qualify for hedge accounting under Statement No. 133. These products are linked to specific equity-linked liabilities on the balance sheet. Under the equity-linked swap contracts, the Company agrees to exchange, at specific intervals, the difference between fixed and floating rate interest amounts calculated on an agreed upon notional amount. The final payment at maturity will include the appreciation, if any, of a basket of specific equity indices.

During 2005 and 2004, the Company recognized net losses of $36.1 million and $18.3 million, respectively, on all trading derivatives. In 2003, the Company recognized net gains of $3.9 million on all trading derivatives. The net loss recognized in 2005 included $13.3 million in losses related to the derivatives used to economically hedge the purchase price and were reflected within other operating expenses in the Consolidated Statements of Income. Additionally, the net loss in 2005 included $19.6 million of net losses representing the ineffectiveness on equity-linked swap contracts, which were recorded within other income in the Consolidated Statements of Income. Further, the 2005 net loss also included a $2.3 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses on derivative instruments in the Consolidated Statements of Income. Finally, the 2005 net loss included $0.9 million in losses recorded within other operating expenses in the Consolidated Statements of Income related to the GMDB hedges. The net loss recognized in 2004 included $25.1 million in losses recorded within other operating expenses in the Consolidated Statements of Income related to the GMDB hedges. Additionally, the net loss in 2004 included $7.4 million of net gains representing the ineffectiveness on equity-linked swap contracts, which were recorded in other income in the Consolidated Statements of Income. Further, the 2004 net loss also included a $0.6 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses on derivative instruments in the Consolidated Statements of Income. The net gain recognized in 2003 included $14.0 million of net gains representing the ineffectiveness on equity-linked swap contracts, which was recorded in other income in the Consolidated Statements of Income. Additionally, the net gain in 2003 included $8.4 million in losses recorded within losses on derivative instruments in the Consolidated Statements of Income related to the GMDB hedges. Further, the 2003 net gain also included a $1.7 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which is reported within losses on derivative instruments in the Consolidated Statements of Income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   G. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                            EQUITY
                                                                                          SECURITIES
                                                                             FIXED            AND
FOR THE YEARS ENDED DECEMBER 31,                                          MATURITIES     OTHER (1),(2)       TOTAL
---------------------------------------------------------------------------------------------------------------------
(In millions)
2005
Net appreciation, beginning of year                                      $        5.7    $         4.4    $       10.1
                                                                         ---------------------------------------------
       Net depreciation on available-for-sale
          securities and derivative instruments                                 (60.2)            (6.8)          (67.0)
       Net appreciation from the effect on deferred
          policy acquisition costs and on policy liabilities                     60.8                -            60.8
       (Provision) benefit for deferred federal income taxes                     (0.2)             2.4             2.2
                                                                         ---------------------------------------------
                                                                                  0.4             (4.4)           (4.0)
                                                                         ---------------------------------------------
       Purchase accounting adjustment                                            (6.1)               -            (6.1)
                                                                         ---------------------------------------------
Net depreciation, end of year                                            $          -    $           -    $          -
                                                                         =============================================
2004
Net (depreciation) appreciation, beginning of year                       $       (2.6)   $         5.7    $        3.1
                                                                         ---------------------------------------------
       Net appreciation (depreciation) on available-for-sale
          securities and derivative instruments                                   6.8             (1.9)            4.9
       Net appreciation from the effect on deferred
          policy acquisition costs and on policy liabilities                      5.9                -             5.9
       (Provision) benefit for deferred federal income taxes                     (4.4)             0.6            (3.8)
                                                                         ---------------------------------------------
                                                                                  8.3             (1.3)            7.0
                                                                         ---------------------------------------------
Net appreciation, end of year                                            $        5.7    $         4.4    $       10.1
                                                                         =============================================
2003
Net appreciation, beginning of year                                      $        8.6    $         6.2    $       14.8
                                                                         ---------------------------------------------
       Net depreciation on available-for-sale
          securities and derivative instruments                                 (21.0)            (0.7)          (21.7)
       Net appreciation from the effect on deferred
          policy acquisition costs and on policy liabilities                      3.8                -             3.8
       Benefit for deferred federal income taxes                                  6.0              0.2             6.2
                                                                         ---------------------------------------------
                                                                                (11.2)            (0.5)          (11.7)
                                                                         ---------------------------------------------
Net (depreciation) appreciation, end of year                             $       (2.6)   $         5.7    $        3.1
                                                                         =============================================

(1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $50.5 MILLION, $20.0 MILLION AND $(4.7) MILLION IN 2005, 2004 AND 2003, RESPECTIVELY. BALANCES AT DECEMBER 31, 2004 AND 2003 INCLUDE AFTER-TAX NET DEPRECIATION FROM DERIVATIVE INSTRUMENTS OF $50.5 MILLION, AND $70.5 MILLION, RESPECTIVELY. AS A RESULT OF PURCHASE ACCOUNTING, THERE WAS NO UNREALIZED APPRECIATION OR DEPRECIATION OF AVAILABLE-FOR-SALE SECURITIES AT DECEMBER 31, 2005.

(2) EQUITY SECURITIES AND OTHER AT DECEMBER 31, 2004 AND 2003 INCLUDE AFTER-TAX NET (DEPRECIATION) APPRECIATION ON OTHER INVESTED ASSETS OF $1.1 MILLION AND $(2.9) MILLION, RESPECTIVELY.

   H. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position. Due to purchase accounting treatment, amortized costs of all positions at December 31, 2005 equals fair value:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

DECEMBER 31,                                                     2005                                2004
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                           GROSS                              GROSS
                                                      UNREALIZED           FAIR          UNREALIZED          FAIR
                                                      LOSSES (3)         VALUE(3)          LOSSES            VALUE
---------------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-6 months                                          $       -        $        -        $      2.3       $     367.3
  7-12 months                                                 -                 -               3.1             175.5
  Greater than 12 months                                      -                 -               7.4             196.0
                                                      ---------------------------------------------------------------
Total investment grade fixed maturities                       -                 -              12.8             738.8

Below investment grade fixed maturities (2):
  0-6 months                                                  -                 -               0.1               5.3
  7-12 months                                                 -                 -               0.5               3.4
  Greater than 12 months                                      -                 -                 -               1.0
                                                      ---------------------------------------------------------------
Total below investment grade fixed maturities                 -                 -               0.6               9.7
Equity securities                                             -                 -                 -                 -
                                                      ---------------------------------------------------------------
Total fixed maturities and equity securities          $       -        $        -        $     13.4       $     748.5
                                                      ===============================================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $2.2 million at December 31, 2004.

(2) Substantially all below investment grade securities with an unrealized loss had been rated by the NAIC, Standard & Poor's, or Moody's at December 31, 2004.

(3)  Reflects adjustment for purchase accounting.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the issuer's overall financial condition; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; a weakening of the general market conditions in the industry or geographic region in which the issuer operates; the length of time in which the fair value of an issuer's securities remains below cost; and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities as necessary. As a result of this review, the Company has concluded that the gross unrealized losses of fixed maturities and equity securities at December 31, 2004 are temporary and did not directly warrant a write-down to a new fair value. Separately, due to the application of purchase acquisition accounting, amortized cost of these assets was re-established at fair value at that date.

   I. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

          DECEMBER 31,                                                      2005         2004
          ------------------------------------------------------------------------------------
          (IN MILLIONS)
          Issuer Name
          Federal National Mortgage Association                            127.5         234.3
          Federal Home Loan Mortgage Corporation                            96.1         272.7
          First Union National Bank Commercial Mortgage                     36.8             -
          CS First Boston Mortgage Securities Corp.                         36.5             -
          Morgan Stanley Dean Witter Capital I                              33.4         155.5

   J.  VARIABLE INTEREST ENTITY

Due to the restructuring of AFLIAC's subsidiaries, the Company does not hold any interest in limited partnerships at December 31, 2005. At December 31, 2004, the Company, through its subsidiary FAFLIC held a significant variable interest in a limited partnership, McDonald's Corporate Tax Credit Fund - 1996 Limited Partnership, which was organized to invest in low income housing projects which qualified for tax credits under the Internal Revenue Code. The Company's investment in this limited partnership, which represented approximately 36% of the partnership, was not a controlling interest.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

10. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                        2005          2004          2003
-------------------------------------------------------------------------------------------
(IN MILLIONS)

Fixed maturities                                     $    179.5    $    217.0    $    235.1
Equity securities                                           0.1           0.1           0.5
Mortgage loans                                              5.5           8.0          12.5
Policy loans                                               17.2          17.7          18.8
Derivatives                                               (10.8)        (21.3)         (5.9)
Other long-term investments                                 1.9           1.9          13.5
Short-term investments and miscellaneous income             5.0           1.3           1.8
                                                     --------------------------------------
   Gross investment income                                198.4         224.7         276.3
Less investment expenses                                   (5.8)         (7.2)         (5.4)
                                                     --------------------------------------
Net investment income                                $    192.6    $    217.5    $    270.9
                                                     ======================================

The Company had no fixed maturities on non-accrual status at December 31, 2005. The Company had fixed maturities with a carrying value of $24.3 million on non-accrual status at December 31, 2004. The Company had no mortgage loans on non-accrual status at December 31, 2005 or 2004. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $4.2 million and $5.7 million in 2004 and 2003, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2005 and 2004.

There were no mortgage loans which were non-income producing at December 31, 2005 and 2004. The Company had no fixed maturities which were non-income producing at December 31, 2005. However, the Company had non-income producing fixed maturities with a carrying value of $10.4 million at December 31, 2004.

Included in other long-term investments is income from limited partnerships of $1.5 million in 2005, losses of $0.3 million in 2004 and income of $4.2 million in 2003.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                        2005          2004          2003
-------------------------------------------------------------------------------------------
(IN MILLIONS)

Fixed maturities                                     $     20.8    $     13.8    $     18.1
Equity securities                                             -           3.0           2.7
Mortgage Loans                                              0.3           0.4           0.8
Derivatives                                                 2.2          (8.0)         (4.3)
Other long-term investments                                (0.4)         (0.6)         (0.9)
                                                     --------------------------------------
Net realized investment gains                        $     22.9    $      8.6    $     16.4
                                                     ======================================

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                   PROCEEDS FROM
                                                      VOLUNTARY       GROSS        GROSS
FOR THE YEARS ENDED DECEMBER 31,                        SALES         GAINS        LOSSES
-------------------------------------------------------------------------------------------
(IN MILLIONS)

2005
Fixed maturities                                     $    933.7    $     22.6    $      9.0
Equity securities                                           1.7             -             -

2004
Fixed maturities                                     $    506.9    $     13.3    $      4.8
Equity securities                                           7.9           3.5           0.3

2003
Fixed maturities                                     $  1,074.6    $     69.8    $      9.0
Equity securities                                          36.9           1.4             -

The Company recognized losses of $5.3 million, $5 1 million and $43.9 million in 2005, 2004 and 2003, respectively, related to other-than-temporary impairments of fixed maturities.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                                2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
(In millions)
Unrealized (depreciation) appreciation on available-for-sale securities:

Unrealized holding (losses) gains arising during period, (net of income tax
   (benefit) expense of $(22.4), $(1.2) and $3.2 in 2005, 2004 and 2003)                     $   (41.7)   $    (2.5)   $     5.9

Less: reclassification adjustment for gains included in net income (net of income tax
   expense of $7.0, $5.7 and $7.0 million in 2005, 2004 and 2003)                                 12.9         10.5         12.9
                                                                                             -----------------------------------
Total available-for-sale securities                                                              (54.6)       (13.0)        (7.0)
                                                                                             -----------------------------------
Unrealized appreciation (depreciation) on derivative instruments:

Unrealized holding (losses) gains arising during period, (net of income tax (benefit)
   expense of $(20.9), $11.7 and $10.7 million in 2005, 2004 and 2003)                           (38.8)        21.9         19.9

Less: reclassification adjustment for (losses) gains included in net income (net of income tax (benefit) expense of $(48.1), $1.0 and $13.2 million in 2005, 2004 and
   2003)                                                                                         (89.4)         1.9         24.6
                                                                                             -----------------------------------
Total derivative instruments                                                                      50.6         20.0         (4.7)
                                                                                             -----------------------------------
Net unrealized (depreciation) appreciation on available-for-sale securities and
   derivative instruments                                                                    $    (4.0)   $     7.0    $   (11.7)
                                                                                             ===================================

11. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

   CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

   FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit

   EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

   MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

   DERIVATIVE INSTRUMENTS

Fair values are estimated using independent pricing sources.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

   TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                    2005                      2004
                                                          -------------------------------------------------
DECEMBER 31,                                               CARRYING       FAIR       CARRYING        FAIR
(IN MILLIONS)                                               VALUE        VALUE         VALUE        VALUE
-----------------------------------------------------------------------------------------------------------
Financial Assets
      Cash and cash equivalents                           $    123.2   $    123.2   $    280.9   $    280.9
      Fixed maturities                                       1,275.6      1,275.6      3,976.1      3,976.1
      Equity securities                                            -            -          5.6          5.6
      Mortgage loans                                               -            -         64.1         77.0
      Policy loans                                             115.6        115.6        256.4        256.4
      Derivative instruments                                       -            -         72.9         72.9
                                                          -------------------------------------------------
                                                          $  1,514.4   $  1,514.4   $  4,656.0   $  4,668.9
                                                          =================================================
Financial Liabilities
      Guaranteed investment contracts                     $        -   $        -   $     30.0   $     31.2
      Derivative instruments                                     0.4          0.4         12.3         12.3
      Supplemental contracts without life
        contingencies                                           46.2         46.2         75.4         75.4
      Dividend accumulations                                       -            -         86.1         86.1
      Other individual contract deposit funds                   29.8         29.8         44.1         44.1
      Other group contract deposit funds                           -            -         38.6         38.3
      Individual annuity contracts - general account           991.2        965.2      1,156.1      1,121.3
      Trust Instruments supported by funding
        obligations                                                -            -      1,126.0      1,128.2
                                                          -------------------------------------------------
                                                          $  1,067.6   $  1,041.6   $  2,568.6   $  2,536.9
                                                          =================================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

12. CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2004 and for the years ended December 31, 2005, 2004 and 2003 is as follows:

   DECEMBER 31                                                           2004
   -----------------------------------------------------------------------------
   (In millions)
   Assets

       Fixed maturities, at fair value (amortized cost of $505.3)      $  535.1
       Mortgage loans                                                      31.4
       Policy loans                                                       144.4
       Cash and cash equivalents                                           20.1
       Accrued investment income                                           11.4
       Other assets                                                        15.0
                                                                       --------
   Total assets                                                        $  757.4
                                                                       --------
   Liabilities
       Policy liabilities and accruals                                 $  726.1
       Policyholder dividends                                              64.9
       Other liabilities                                                   10.6
                                                                       --------
   Total liabilities                                                   $  801.6
                                                                       --------

   Excess of Closed Block liabilities over assets designated to the
       Closed Block                                                    $   44.2
   Amounts included in accumulated other comprehensive income:
   Net unrealized investment losses, (net of deferred federal income
       tax benefits of $5.9 million)                                      (11.0)
                                                                       --------
   Maximum future earnings to be recognized from Closed Block assets
       and liabilities                                                 $   33.2
                                                                       ========

FOR THE YEARS ENDED DECEMBER 31          2005       2004         2003
-----------------------------------------------------------------------
(In millions)
Revenues
     Premiums and other income        $    36.4   $    38.7   $    40.8
     Net investment income                 41.5        43.0        46.4
     Net realized investment gains          5.2           -         2.3
                                      ---------------------------------
Total revenues                             83.1        81.7        89.5
                                      ---------------------------------
Benefits and expenses
     Policy benefits                       73.1        68.8        80.7
     Policy acquisition expenses            1.1         1.7         2.2
     Other operating expenses               0.4         0.1         0.2
                                      ---------------------------------
Total benefits and expenses                74.6        70.6        83.1
                                      ---------------------------------
Contribution from the Closed Block    $     8.5   $    11.1   $     6.4
                                      ---------------------------------

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

FOR THE YEARS ENDED DECEMBER 31                                   2005         2004        2003
-------------------------------------------------------------------------------------------------
(In millions)
Cash Flows
     Cash flows from operating activities:
     Contribution from the Closed Block                        $     8.5    $    11.1   $     6.4
     Adjustment for net realized investment gains                   (5.2)           -        (2.3)
     Change in:
            Deferred policy acquisition costs                        1.0          1.7         2.1
            Policy liabilities and accruals                        (14.5)       (25.6)      (15.0)
            Expenses and taxes payable                              (8.3)        (0.3)      (21.2)
            Other, net                                               0.9          4.3        (0.8)
                                                               ----------------------------------
     Net cash used in operating activities                         (17.6)        (8.8)      (30.8)
                                                               ----------------------------------
     Cash flows from investing activities:
         Sales, maturities and repayments of investments            65.8         67.9       136.2
         Purchases of investments                                  (72.5)       (60.1)     (107.6)
         Policy loans                                                8.6         11.7        11.3
                                                               ----------------------------------
     Net cash provided by investing activities                       1.9         19.5        39.9
                                                               ----------------------------------
Net (decrease) increase in cash and cash equivalents               (15.7)        10.7         9.1
Cash and cash equivalents, beginning of year                        20.1          9.4         0.3
                                                               ----------------------------------
Cash and cash equivalents, end of year                         $     4.4    $    20.1   $     9.4
                                                               ==================================

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

For the years ended December 31, 2005, 2004 and 2003, premiums related to participating individual and group life policies and participating individual and group accident and health policies were $36.4 million, $38.7 million and $40.8 million, respectively. This represents 98.6%, 98.2% and 97.8%, respectively, of total premiums and deposits. For the year ended December 31, 2004, participating insurance in force was $1.5 billion. This represents 27.2% of total life insurance in force.

13. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax benefit in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,                                  2005         2004        2003
-------------------------------------------------------------------------------------------------
(In millions)
Federal income tax benefit
       Current                                                 $   (34.1)   $   (80.5)  $     2.5
       Deferred                                                      1.1         44.7       (19.9)
                                                               ----------------------------------
Total                                                          $   (33.0)   $   (35.8)  $   (17.4)
                                                               ==================================

The federal income tax benefit attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

FOR THE YEARS ENDED DECEMBER 31,                                             2005         2004         2003
--------------------------------------------------------------------------------------------------------------
(In millions)
Expected federal income tax expense(benefit)                               $     2.9    $     3.9    $    (0.4)
       Prior years' federal income tax settlement                               (9.4)       (30.4)           -
       Change in estimates for prior years dividend received deduction         (12.9)           -            -
       Dividend received deduction                                             (10.0)        (9.8)       (11.2)
       Tax credits                                                              (6.2)        (5.5)        (4.5)
       Restricted stock                                                            -            -          2.1
       Deferred tax adjustment                                                     -          6.4            -
       Sale of subsidiary                                                          -            -          1.5
       Changes in other tax estimates                                            5.6          0.6         (4.1)
       Other, net                                                               (3.0)        (1.0)        (0.8)
                                                                           -----------------------------------
Federal income tax benefit                                                 $   (33.0)   $   (35.8)   $   (17.4)
                                                                           ===================================

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                 2005         2004
--------------------------------------------------------------------------------
(In millions)
Deferred tax (asset) liabilities
        Insurance reserves                                $  (200.7)   $  (217.4)
        VOBA                                                  111.0            -
        Deferred acquisition costs                            (41.0)       185.9
        Tax credit carryforwards                               (6.6)       (67.3)
        Employee benefit plans                                    -        (64.0)
        Loss carryforwards                                    (57.1)       (34.6)
        Deferred sales inducement                                 -         25.5
        Investments, net                                      (12.0)       (16.8)
        Discontinued group life and health business               -        (16.6)
        Software capitalization                                   -          3.2
        Restructuring reserve                                     -         (1.6)
        Other, net                                             (2.6)        (4.2)
                                                          ----------------------
          Subtotal deferred tax, net                         (209.0)      (207.9)
             Valuation allowance                               36.7            -
                                                          ----------------------
Total deferred tax asset, net                             $  (172.3)   $  (207.9)

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Gross deferred income tax assets totaled approximately $320 million and $634 million at December 31, 2005 and 2004, respectively. Gross deferred income tax liabilities totaled approximately $111 million and $426 million at December 31, 2005 and 2004, respectively.

The Company has recorded a valuation allowance against tax benefits from capital losses, tax credits, and operating loss carryforwards. The establishment of the valuation allowance against the December 31, 2005 deferred tax asset is due to changes in circumstances related to the Transaction. If the tax benefits of $36.7 represented by the valuation allowance were to be subsequently realized, the entire benefit would reduce intangible assets. In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily upon on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2005, there are available foreign tax credit carryforwards of $6.6 million which will expire beginning in 2013. At December 31, 2005, the Company has net operating loss carryforwards of $135.2 million and capital loss carryforwards of $28.0 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards are subject to annual limitations on utilization.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1997. In the fourth quarter of 2005, the Company reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1992 to 1994 that resulted in a tax benefit of approximately $9 million. The 2005 provision also reflects a $12.9 million benefit resulting from a reduction in federal income tax reserves for prior years from ongoing Internal Revenue Service ("IRS") audits. In the first quarter of 2004, the Company reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1982 and 1983 that resulted in a tax benefit of approximately $30 million. In the Company's opinion, adequate tax liabilities have been established for all years. THG has agreed to indemnify AFLIAC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Stock Purchase Agreement.

14. PENSION AND OTHER POST RETIREMENT BENEFITS

DEFINED BENEFIT PLANS

Goldman Sachs maintains a defined benefit pension plan for substantially all US employees hired prior to November 1, 2003. As of November 2004, this plan has been closed to new participants and no further benefits will be accrued to existing participants. AFLIAC and its employees are not members of a Goldman Sachs sponsored pension program and the December 31, 2005 balance sheet contains no pension liabilities and no postretirement benefit liabilities.

Prior to the Transaction and prior to 2005, FAFLIC, a subsidiary of AFLIAC through December 30, 2005, provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans was to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As of January 1, 2005, the defined benefit pension plans were frozen and the Company enhanced its defined contribution 401(k) plan. No further cash balance allocations have been credited for plan years beginning on or after January 1, 2005. In addition, grandfathered benefits were frozen at January 1, 2005 levels with an annual transition pension adjustment calculated at an interest rate equal to 5% per year, up to 35 years of completed service, and 3% thereafter. As a result of these actions, the Company recognized a curtailment gain of $1.0 million in 2004. The changes to the 401(k) plan are discussed in detail below.

         ASSUMPTIONS

In order to measure the expense associated with these plans, management must make various estimates and assumptions, such as discount rates used to value liabilities, assumed rates of return on plan assets, employee turnover rates and anticipated mortality rates. The estimates used by management were based on the Company's historical experience, as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company utilized a measurement date of December 31st to determine its pension benefit obligations. Weighted-average assumptions used to determine pension benefit obligations were as follows:

  DECEMBER 31                                            2004
  --------------------------------------------------------------
  Discount rate                                          5.63%
  Rate of compensation increase (1)                        NA
  Cash balance allocation (1)                              NA
  Cash balance interest crediting rate                   5.00%

(1) As a result of the aforementioned decision to freeze the defined benefit plans, pension benefit obligations will not be affected by future compensation increases and there will be no further cash balance allocations.

The Company utilized a measurement date of January 1st to determine its periodic pension costs. Weighted-average assumptions used to determine net periodic pension costs are as follows:

     FOR THE YEARS ENDED DECEMBER 31                         2005      2004    2003
     --------------------------------------------------------------------------------
     Discount rate                                           5.63%     5.87%   6.25%
     Expected return on plan assets                          8.25%     8.50%   8.50%
     Rate of compensation increase (1)                         NA      4.00%   4.00%
     Cash balance allocation (1)                               NA      5.50%   5.00%
     Cash balance interest crediting rate                    5.00%     5.00%   6.00%

(1) As a result of the aforementioned decision to freeze the defined benefit plans, pension benefit obligations will not be affected by future compensation increases and there will be no further cash balance allocations.

The expected rate of return was determined by using historical mean returns, adjusted for certain factors believed to have an impact on future returns. Specifically, the Company expects the equity market returns will be in the high single digit range and has adjusted the historical mean return for actively managed stocks downward to reflect this expectation. Also, the Company decreased its fixed income mean return based on its expectation of modest increases in interest rates slightly offsetting the coupon return. The adjusted mean returns were weighted to the plan's actual asset allocation at December 31, 2004, resulting in an expected rate of return on plan assets for 2005 of 8.25%.

     PLAN ASSETS

The Company utilized a target allocation strategy, focusing on creating a mix of assets to generate growth in equity, as well as managing expenses and contributions. Various factors were taken into consideration in determining the appropriate asset mix, such as census data, actuarial valuation information and capital market assumptions. The Company determined that the optimal investment strategy is to have a target mix of 72% of its plan assets in equity securities and 28% in fixed income securities and money market funds.

The target allocations and actual invested asset allocations for 2004 for the Company's plan assets are as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                                                TARGET
    DECEMBER 31                                                 LEVELS        2004
    --------------------------------------------------------------------------------
    Equity securities:
      Domestic                                                       47%       41.91%
      International                                                  20%       20.42%
      THG Common Stock                                                5%        7.88%
                                                              ----------------------
    Total equity securities                                          72%       70.21%
                                                              ----------------------
      Fixed maturities                                               26%       29.38%
      Money market funds                                              2%        0.41%
                                                              ----------------------
    Total fixed maturities and money market funds                    28%       29.79%
                                                              ----------------------
      Total assets                                                  100%      100.00%
                                                              ======================

At December 31, 2004, approximately 67% of plan assets were invested in non-affiliated commingled funds. Equity securities included 796,462 shares of THG common stock at December 31, 2004 with a market value of $26.1 million.

     OBLIGATIONS AND FUNDED STATUS

The following table is a reconciliation of the beginning and ending balances of the benefit obligations and the fair value of plan assets. At December 31, 2004, the projected benefit obligations exceeded the plans' assets, the difference of which is reflected as an additional minimum pension liability. Changes in the minimum pension liability are reflected as an adjustment to accumulated other comprehensive income and are primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. This difference is allocated amongst the affiliated companies of THG. At December 31, 2004, the Company had an additional minimum pension liability of $129.4 million, of which $38.3 million was allocated to AFLIAC and reflected in accumulated other comprehensive income. As such, during 2005 and as a result of the Transaction, the Company recorded a decrease in AFLIAC's minimum pension liability of this $38.3 million.

  DECEMBER 31                                           2004
  ------------------------------------------------------------
  (IN MILLIONS)
  ACCUMULATED BENEFIT OBLIGATION                     $   559.7
                                                     =========
  CHANGE IN BENEFIT OBLIGATION:
  Projected benefit obligation, beginning of year    $   522.5
  Service cost - benefits earned during the year          11.1
  Interest cost                                           31.2
  Actuarial (gains) losses                                28.4
  Benefits paid                                          (33.5)
                                                     ---------
  PROJECTED BENEFIT OBLIGATION, END OF YEAR              559.7

  CHANGE IN PLAN ASSETS:
  Fair value of plan assets, beginning of year           330.7
  Actual return on plan assets                            28.9
  Company contribution                                     5.8
  Benefits paid                                          (33.5)
                                                     ---------
  Fair value of plan assets, end of year                 331.9
                                                     ---------
  FUNDED STATUS OF THE PLAN                             (227.8)
  Unrecognized transition obligation                      (9.4)
  Unamortized prior service cost                           1.2
  Unrecognized net actuarial losses                      140.1
  Additional minimum pension liability                  (129.4)
                                                     ---------
  NET PENSION LIABILITY                              $  (225.3)
                                                     =========

Components of net periodic pension cost were as follows:

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

            FOR THE YEARS ENDED DECEMBER 31,                                  2005         2004         2003
            --------------------------------------------------------------------------------------------------
            (IN MILLIONS)
            Service cost - benefits earned during the year                 $     0.1    $    11.1    $    11.8
            Interest cost                                                       30.6         31.2         30.4
            Expected return on plan assets                                     (26.1)       (27.0)       (22.4)
            Recognized net actuarial loss                                       17.4         22.4         29.8
            Amortization of transition asset                                    (1.3)        (1.4)        (1.4)
            Amortization of prior service cost                                   0.5         (1.8)        (1.9)
            Curtailment (gain) loss and special termination benefits               -         (1.0)         0.7
                                                                           -----------------------------------
            Net periodic pension cost                                      $    21.2    $    33.5    $    47.0
                                                                           ===================================

The Company allocated approximately $9.2 million, $16.9 million and $28.9 million of its net periodic pension cost to its affiliated companies in 2005, 2004 and 2003, respectively.

The unrecognized net actuarial gains (losses) which exceed 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized as a component of net periodic pension cost over five years.

     CONTRIBUTIONS AND BENEFIT PAYMENTS

As a result of the Transaction, the Company is no longer required to contribute any funds to the benefit plans, nor is it required to make any benefit payments.

DEFINED CONTRIBUTION PLANS

Goldman Sachs contributes to employee-sponsored defined contribution plans for the employees of AFLIAC. Goldman Sachs matches a portion of employees' annual contributions. Matching contributions vest after three years of service.

FAFLIC, a subsidiary of AFLIAC, also provided a defined contribution 401(k) plan for its employees, whereby the Company matched employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. Effective January 1, 2005, coincident with the aforementioned decision to freeze the defined benefit plans, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. During 2005, the expense for this matching provision was $11.5 million, of which $10.2 million was allocated to its affiliates. In addition to this matching provision, the Company made an annual contribution to employees' accounts equal to 3% of the employee's eligible compensation. This annual contribution was made regardless of whether the employee contributed to the plan, as long as the employee was employed on the last day of the year. The cost for this additional contribution was $8.3 million for 2005, of which $7.3 million was allocated to affiliated companies. During 2004 and 2003, the 401(k) plan provided for a company match equal to 50% of the employees' contribution up to 6% of eligible compensation and resulted in a cost of $5.2 million and $5.4 million, respectively. Of these amounts, $4.5 million and $4.1 million, respectively, in 2004 and 2003, was allocated to its affiliates.

OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company, prior to the Transaction, provided postretirement medical and death benefits to certain full-time employees, former agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC. Generally, active employees become eligible with at least 15 years of service after the age of 40. Former agents of the Company became eligible at age 55 with at least 15 years of service. The population of agents receiving postretirement benefits was frozen as of December 31, 2002, when the Company ceased its distribution of proprietary life and annuity products and terminated all life insurance and annuity agent contracts. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("The Act") was enacted. The Act provides for a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the benefit provided under Medicare. The Company adopted the provisions of the Act effective July 1, 2004. The Company determined that its benefits were at least actuarially

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

equivalent to those provided by Medicare, and therefore recognized a reduction in its accumulated postretirement benefit obligation for the transition cost of $2.9 million in 2004.

   OBLIGATION AND FUNDED STATUS

The plans funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were:

   DECEMBER 31                                                        2004
   -------------------------------------------------------------------------
   (IN MILLIONS)
   Change in benefit obligation:
   Accumulated postretirement benefit obligation,
       beginning of year                                            $   78.9
   Service cost                                                          1.3
   Interest cost                                                         4.2
   Net actuarial losses                                                  1.0
   Plan amendments                                                     (12.3)
   Benefits paid                                                        (4.1)
                                                                    --------
   Accumulated postretirement benefit obligation, end of year           69.0
                                                                    --------
   Fair value of plan assets,  end of year                                 -
                                                                    --------
   Funded status of plan                                               (69.0)
   Unamortized prior service cost                                      (19.6)
   Unrecognized net actuarial losses                                     5.1
                                                                    --------
   Accumulated postretirement benefit costs                         $  (83.5)
                                                                    --------

Plan amendments in 2004 resulted in a benefit of $12.3 million. The amendments reflect net increases in certain home office and agent retiree contributions, deductibles and co-payments, thereby lowering plan costs. In addition, the plan amendments include the implementation of a cap on future medical and drug claims for plan participants under the age of 65.

As a result of the Transaction, the Company is no longer required to fund any benefit payments.

    COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS

The components of net periodic postretirement benefit cost were as follows:

         FOR THE YEARS ENDED DECEMBER 31,                      2005         2004         2003
         --------------------------------------------------------------------------------------
         (IN MILLIONS)
         Service cost                                       $     0.4    $     1.3    $     1.4
         Interest cost                                            3.2          4.2          4.9
         Recognized net actuarial loss                            0.4          0.4          0.2
         Amortization of prior service cost                      (5.5)        (3.2)        (1.9)
         Net periodic postretirement (benefit) cost         $    (1.5)   $     2.7    $     4.6

The Company allocated approximately $(0.7) million, $2.4 million and $3.6 million of the net periodic postretirement (benefit) cost to its affiliated companies in 2005, 2004 and 2003, respectively.

    ASSUMPTIONS

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

The Company utilized a December 31st measurement date for its postretirement benefit plans. Weighted-average discount rate assumptions used to determine postretirement benefit obligations and periodic postretirement costs were as follows:

   FOR THE YEARS ENDED DECEMBER 31                              2005       2004
   -----------------------------------------------------------------------------
   Postretirement benefit obligations discount rate             5.50%      5.63%
   Postretirement benefit cost discount rate                    5.63%     5.875%

Assumed health care cost trend rates were as follows:

   DECEMBER 31                                                                     2005        2004
   ---------------------------------------------------------------------------------------------------
   Health care cost trend rate assumed for next year                                    10%         10%
   Rate to which the cost trend is assumed to decline (ultimate trend rate)              5%          5%
   Year the rate reaches the ultimate trend rate                                      2012        2012

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                                 1-PERCENTAGE POINT      1-PERCENTAGE POINT
                                                                      INCREASE                DECREASE
   ----------------------------------------------------------------------------------------------------------
    (IN MILLIONS)
    Effect on total of service and interest cost during 2005            $ 0.1                  $ (0.1)

15. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers. Massachusetts laws affect the dividend paying ability of AFLIAC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance (the "Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution.

Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $55.2 million at December 31, 2005. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $374.2 million at December 31, 2005 for AFLIAC. The Company Action Level is the first level in which the Commissioner could mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from Goldman Sachs.

There were no dividends declared by the Company to Goldman Sachs in 2005. In 2005, in connection with the Transaction and with permission from the Commissioner, the Company distributed FAFLIC and its other non-insurance subsidiaries to THG. In 2004, also with permission from the Commissioner, AFLIAC declared a return of capital of $75.0 million to its then parent THG, which was paid in the first quarter of 2005.

16. VALUE OF BUSINESS ACQUIRED

VOBA represents the present value of future profits embedded in the acquired contracts. The VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the transaction. Future positive cash flows include fees and other charges assessed to the contracts for as long as they remain in force as well as fees collected upon surrender, while future negative cash flows include costs to administer the contracts, and benefit payments including payments under the GMDB provisions of the contracts. VOBA will be amortized over the expected life of the contracts in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based upon historical and estimated future experience, which is updated periodically.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

Estimated future amortization of VOBA as of December 31, 2005 is as follows:

(in millions)
      2006                                                 $     41.6
      2007                                                       45.2
      2008                                                       37.9
      2009                                                       31.4
      2010                                                       25.2
      2011 and thereafter                                       137.2
                                                           ----------
      Total                                                $    318.5
                                                           ==========

17. REINSURANCE

In the normal course of business, the Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

On December 30, 2005, subsequent to the Transaction, the Company assumed on a coinsurance basis 100% of the General Account liabilities of FAFLIC. The "General Account liabilities" include all of FAFLIC's gross liabilities and obligations for certain types of existing variable annuity and variable life insurance policies. In consideration of the Company's assumption of these liabilities, FAFLIC transferred to the Company the statutory assets related to this block of business and received from AFLIAC an $8.6 million ceding commission. AFLIAC also assumed on a modified coinsurance basis, essentially all of the Separate Account liabilities of FAFLIC. The "Separate Account liabilities" are all liabilities that were reflected in FAFLIC's separate accounts and that relate to the reinsured policies. Pursuant to the modified coinsurance framework under which Separate Account liabilities are reinsured, ownership of the underlying separate account was not transferred. The Company has evaluated the applicability of Derivatives Implementation Group issue B36 to its modified coinsurance arrangement with FAFLIC and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

As part of the Coinsurance Agreement, the Company is responsible for providing certain administrative services with respect to the reinsured business. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information, and certain aspects of legal compliance.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of its universal life insurance business. Reinsurance recoverables related to this agreement were $543.8 million and $571.0 million at December 31, 2005 and 2004, respectively.

   The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31
   (IN MILLIONS)                                                2005         2004         2003
   ---------------------------------------------------------------------------------------------
   Life and accident and health insurance premiums:
            Direct                                           $    72.8    $    80.2    $    81.2
            Assumed                                                0.3          0.5          0.5
            Ceded                                                (36.2)       (41.2)       (39.8)
                                                             -----------------------------------
   Net premiums                                              $    36.9    $    39.5    $    41.9
                                                            -----------------------------------

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

   Life and accident and health insurance and other
     individual policy benefits, claims, losses and loss
     adjustment expenses:
            Direct                                           $   289.1    $   294.3    $   347.5
            Assumed                                               (1.7)        (1.2)        (1.5)
            Ceded                                                (48.0)       (62.0)       (80.8)
                                                             -----------------------------------
   Net policy benefits, claims, losses and loss adjustment
     expenses                                                $   239.4    $   231.1    $   265.2
                                                             -----------------------------------

18. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

   FOR THE YEARS ENDED DECEMBER 31
   (IN MILLIONS)                                                2005         2004         2003
   ---------------------------------------------------------------------------------------------
   Balance at beginning of year                              $   694.1    $   894.6    $ 1,030.1
   Subsidiary adjustment                                         (35.0)           -            -
   Acquisition expenses deferred                                   0.7          2.8         10.3
   Amortized to expense during the year                         (112.4)       (94.8)      (140.6)
   Adoption of SOP 03-1                                              -        (93.0)           -
   Impairment of DAC asset related to annuity business               -         (7.1)        (4.5)
   Adjustment to equity during the year                            9.3         (8.4)        (0.7)
   Purchase accounting adjustment                               (556.7)           -            -
                                                             -----------------------------------
   Balance at end of year                                    $       -    $   694.1    $   894.6
                                                             ===================================

The Company adopted SOP 03-1 effective January 1, 2004. Upon adoption, the Company reclassified the balance of capitalized sales inducements that were previously included in DAC to other assets. The balance of capitalized sales inducements at January 1, 2004 was $89.7 million. SOP 03-1 also required that estimated gross profits used to calculate the amortization of DAC be adjusted to reflect increases in the guaranteed minimum benefit reserves. This resulted in a $3.3 million reduction in the DAC asset in 2004. For further discussion of the adoption of SOP 03-1, see Note 8, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

In accordance with Statement No. 141, the Company revalued its DAC asset to zero as of December 30, 2005 in accordance with fair value purchase accounting. During 2004 and 2003, the Company determined that the DAC asset related to certain distribution channels for the annuity business exceeded the present value of total expected gross profits. Therefore, the Company recognized permanent impairments of the DAC asset of $7.1 million and $4.5 million, respectively, related to these items.

19. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSE

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $235.2 million and $531.8 million at December 31, 2005 and 2004, respectively. This business consisted of the Company's exited individual health business and in 2004, it also included its discontinued group accident and health business. Reinsurance recoverables related to this business were $235.2 million, $416.0 million at December 31, 2005 and 2004 respectively.

20. COMMITMENTS

As of the Transaction date, AFLIAC does not have any lease commitments. However, prior to the Transaction date, the Company was allocated certain rental expenses, primarily for building and equipment leases. Rental expenses for these operating leases amounted to $0.6 million, $0.5 million and $9.7 million in 2005, 2004 and 2003, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

In 2003, the Company ceased operations of its retail broker-dealer operations (see Note 6 - Significant Transactions). As a result, the Company recognized certain additional rental expenses as restructuring costs. Such amounts were $13.8 million in 2003, which reflects the present value of the future minimum lease payments, as well as $7.4 million of estimated sublease rental income. In 2005 and 2004, the Company recognized an additional $0.7 million and $0.4 million of these lease expenses as restructuring costs.

Concurrent to the closing of the Transaction, the Company entered into an agreement with Se2, whereby Se2, as third party administrator, will provide all contract/policy administration for a period of not less than ten years. As such, the Company had purchase commitments of $15.0 million as of December 31, 2005 pertaining to this relationship.


21. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION

On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who AFLIAC subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing", were subject to restrictions upon such trading that AFLIAC imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts totaling $150,000 for surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from AFLIAC's alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy of transferring money from money market accounts to international equity accounts and back again to money market accounts, they have been able to consistently obtain relatively risk free returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001. On February 1, 2006, the Court issued a ruling which, as confirmed by the Court at a status conference on April 12, 2006, precludes plaintiffs from claiming any damages accruing beyond July 31, 2004.

THG, on behalf of the Company, continues to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. Further, in the Company's view, these purported lost profits would not have been earned because of various actions taken by the investment management industry and regulators, to deter or eliminate market timing, including the implementation of "fair value" pricing.

The outcome of this matter is not expected to be material to the Company's annual results of operations or financial position. In addition, THG has agreed to indemnify AFLIAC and Goldman Sachs with respect to this litigation. The trial date for the damage phase of the litigation has not been set.

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify AFLIAC and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition, but may be material to the Company's operating results for any particular period, depending, in part, upon the operating results for such period. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

In addition, the Company is involved in investigations and proceedings by governmental and self-regulatory agencies, which currently include inquiries relating to tax reporting calculations to policyholders and others in connection with distributions under a subset of variable annuity contracts in this business. The Company believes that the result of these inquiries will not have a material effect on its financial position or results of operations.

22. RELATED PARTY TRANSACTIONS

Prior to the Transaction, AFLIAC provided management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. These entities ceased to be affiliates as of December 30, 2005 and AFLIAC ceased to be the provider of these services. As of December 31, 2005, the service agreements entered into with GSAM for investment management services and GSCO did not generate expense. The Company did enter into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in a $0.4 million expense, which was accounted for as other operating expenses.

Amounts charged by AFLIAC to its affiliates in periods prior to the Transaction for services were based on full cost including all direct and indirect overhead costs that amounted to $165.7 million, $167.5 million, and $160.0 million in 2005, 2004, and 2003 respectively. There were no amounts due from affiliates at December 31, 2005 while the net amount due from its affiliates for accrued expenses and various other liabilities and receivables was $32.0 million at December 31, 2004.

In 2004, AFLIAC allocated $9.5 million of the increase in its minimum pension liability as of December 31, 2004 to affiliated companies. In 2005, AFLIAC is no longer an affiliated company of THG, and, therefore no longer holds any of these benefit obligations.

In December 2004, the Company declared a return of capital of $75.0 million to its parent, THG. In January 2005 the Company distributed the return of capital, consisting of $74.9 million of securities and $0.1 million of cash.

In December 2003, the Company paid a dividend of $25.0 million to its parent, consisting of $24.8 million of securities and $0.2 million of cash.

23. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net (loss) income and surplus are as follows:

                                                               UNAUDITED
                                                                  2005        2004        2003
-------------------------------------------------------------------------------------------------
(In millions)

Statutory Net (Loss) Income - Combined
  Life and Health Companies (1)                                $    (2.3)   $   204.6   $     9.0
Statutory Shareholders' Surplus - Combined
  Life and Health Companies (1)                                $   374.1    $   555.6   $   495.6

(1) The 2005 net loss and surplus excludes subsidiaries divested prior to the Transaction. These subsidiaries represent $124.8 million and $194.3 million of net income and surplus, respectively, in 2004 and a loss of $96.1 million and $143.2 million of surplus in 2003.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

24. SUBSEQUENT EVENTS

Allmerica Investment Trust ("AIT") agreed to transfer certain assets and liabilities of its funds to certain Goldman Sachs Variable Insurance Trust ("GSVIT") managed funds through a fund reorganization transaction. Separate account investments in nine AIT funds were moved to GSVIT funds. In addition, THG agreed to sell to Goldman Sachs all of the outstanding shares of capital stock of Allmerica Financial Investment Management Service, Inc. ("AFIMS"), an investment advisory subsidiary, concurrently with the consummation of the fund reorganization transaction. AFIMS is no longer providing investment advisory services to the separate account investments of AIT or GSVIT. The investment manager of GSVIT is Goldman Sachs Asset Management, an affiliate of AFLIAC. The fund reorganization transaction was consummated on January 9, 2006.

On February 7, 2006 the Company signed a letter of intent with Protective Life Insurance Company ("Protective") of Birmingham, Alabama to assume, on a coinsurance basis, 100% of the variable annuity business of Chase Insurance Life and Annuity Company ("CILAC") as part of Protective's pending acquisition of CILAC from JP Morgan Chase & Co. The resulting modified coinsurance treaty is pending regulatory approval and includes approximately $91 million in ceding commission, subject to final calculation at close.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contract Owners of Allmerica
Select Separate Account of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 7, 2006

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                                                                         AIT             AIT             AIT
                                                                         CORE           EQUITY        GOVERNMENT
                                                                        EQUITY          INDEX            BOND
                                                                       SERVICE         SERVICE         SERVICE
                                                                      SHARES (a)      SHARES (a)      SHARES (a)
                                                                    --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $    2,878,860  $  138,244,975  $   22,891,194
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               4               -             114
                                                                    --------------  --------------  --------------
    Total assets .................................................       2,878,864     138,244,975      22,891,308

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -           6,554               -
                                                                    --------------  --------------  --------------
    Net assets ...................................................  $    2,878,864  $  138,238,421  $   22,891,308
                                                                    ==============  ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $    2,483,788  $  128,546,568  $   19,574,960
  Allmerica Select Acclaim .......................................         391,855       9,653,546       3,289,933
  Allmerica Optim-L ..............................................           3,221          38,307          26,415
                                                                    --------------  --------------  --------------
                                                                    $    2,878,864  $  138,238,421  $   22,891,308
                                                                    ==============  ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $    2,447,134  $  108,235,814  $   24,016,406
Underlying Fund shares held ......................................       1,597,591      50,417,570      21,575,113

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................       2,129,586     146,147,224      18,131,712
  Net asset value per unit, December 31, 2005 ....................  $     1.166324  $     0.879569  $     1.079598

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................         335,383      10,428,633       3,041,686
  Net asset value per unit, December 31, 2005 ....................  $     1.168380  $     0.925677  $     1.081615

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................           2,268          27,346          26,037
  Net asset value per unit, December 31, 2005 ....................  $     1.420149  $     1.400824  $     1.014534

                                                                                         AIT
                                                                         AIT            SELECT
                                                                        MONEY          CAPITAL
                                                                        MARKET       APPRECIATION
                                                                       SERVICE         SERVICE
                                                                      SHARES (a)      SHARES (a)
                                                                    --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   97,250,489  $   91,186,117
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -
                                                                    --------------  --------------
    Total assets .................................................      97,250,489      91,186,117

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................           4,169               -
                                                                    --------------  --------------
    Net assets ...................................................  $   97,246,320  $   91,186,117
                                                                    ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $   78,995,151  $   86,964,369
  Allmerica Select Acclaim .......................................      18,240,066       4,221,748
  Allmerica Optim-L ..............................................          11,103               -
                                                                    --------------  --------------
                                                                    $   97,246,320  $   91,186,117
                                                                    ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $   97,250,489  $   86,306,982
Underlying Fund shares held ......................................      97,250,489      44,897,153

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................      57,329,396      25,913,410
  Net asset value per unit, December 31, 2005 ....................  $     1.377917  $     3.355960

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................      17,520,869       2,967,378
  Net asset value per unit, December 31, 2005 ....................  $     1.041048  $     1.422720

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................          11,217               -
  Net asset value per unit, December 31, 2005 ....................  $     0.989877  $            -

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                                                         AIT
                                                                                         AIT            SELECT
                                                                         AIT            SELECT        INVESTMENT
                                                                        SELECT      INTERNATIONAL       GRADE
                                                                        GROWTH          EQUITY          INCOME
                                                                       SERVICE         SERVICE         SERVICE
                                                                      SHARES (a)      SHARES (a)      SHARES (a)
                                                                    --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $  155,477,425  $   95,551,911  $  151,149,724
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -          11,726
                                                                    --------------  --------------  --------------
    Total assets .................................................     155,477,425      95,551,911     151,161,450

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................          13,319           1,527               -
                                                                    --------------  --------------  --------------
    Net assets ...................................................  $  155,464,106  $   95,550,384  $  151,161,450
                                                                    ==============  ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $  148,863,254  $   87,947,804  $  127,899,192
  Allmerica Select Acclaim .......................................       6,598,272       7,598,707      23,256,750
  Allmerica Optim-L ..............................................           2,580           3,873           5,508
                                                                    --------------  --------------  --------------
                                                                    $  155,464,106  $   95,550,384  $  151,161,450
                                                                    ==============  ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $  153,309,408  $   71,172,832  $  158,764,174
Underlying Fund shares held ......................................      93,944,064      68,940,773     143,134,209

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................      69,410,474      48,389,784      73,641,689
  Net asset value per unit, December 31, 2005 ....................  $     2.144680  $     1.817487  $     1.736777

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       9,166,163       7,548,479      18,987,861
  Net asset value per unit, December 31, 2005 ....................  $     0.719851  $     1.006654  $     1.224822

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................           1,909           2,564           5,230
  Net asset value per unit, December 31, 2005 ....................  $     1.351503  $     1.510543  $     1.053198

                                                                         AIT
                                                                        SELECT
                                                                        VALUE          AIM V.I.
                                                                     OPPORTUNITY      AGGRESSIVE
                                                                       SERVICE          GROWTH
                                                                      SHARES (a)       SERIES I
                                                                    --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   82,702,814  $   10,906,560
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................           2,025             166
                                                                    --------------  --------------
    Total assets .................................................      82,704,839      10,906,726

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -
                                                                    --------------  --------------
    Net assets ...................................................  $   82,704,839  $   10,906,726
                                                                    ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $   77,510,812  $    8,114,815
  Allmerica Select Acclaim .......................................       5,189,579       2,791,911
  Allmerica Optim-L ..............................................           4,448               -
                                                                    --------------  --------------
                                                                    $   82,704,839  $   10,906,726
                                                                    ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $   77,801,705  $    8,983,257

Underlying Fund shares held ......................................      43,804,457         871,131

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................      41,696,555      11,353,361
  Net asset value per unit, December 31, 2005 ....................  $     1.858926  $     0.714750

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       3,064,070       3,595,409
  Net asset value per unit, December 31, 2005 ....................  $     1.693688  $     0.776521

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................           2,639               -
  Net asset value per unit, December 31, 2005 ....................  $     1.685671  $            -

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                       AIM V.I.                        AIM V.I.
                                                                        BASIC          AIM V.I.        CAPITAL
                                                                        VALUE         BLUE CHIP      DEVELOPMENT
                                                                      SERIES II        SERIES I       SERIES II
                                                                    --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   11,001,555  $   14,476,159  $    1,691,024
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -              10              12
                                                                    --------------  --------------  --------------
    Total assets .................................................      11,001,555      14,476,169       1,691,036

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -               -
                                                                    --------------  --------------  --------------
    Net assets ...................................................  $   11,001,555  $   14,476,169  $    1,691,036
                                                                    ==============  ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $    8,857,967  $   11,193,341  $    1,296,287
  Allmerica Select Acclaim .......................................       2,138,163       3,282,828         375,480
  Allmerica Optim-L ..............................................           5,425               -          19,269
                                                                    --------------  --------------  --------------
                                                                    $   11,001,555  $   14,476,169  $    1,691,036
                                                                    ==============  ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $    8,375,937  $   13,877,246  $    1,391,589
Underlying Fund shares held ......................................         897,354       2,047,548         106,220

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................       7,824,410      16,925,858       1,072,700
  Net asset value per unit, December 31, 2005 ....................  $     1.132094  $     0.661316  $     1.208435

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       1,885,209       4,631,301         310,145
  Net asset value per unit, December 31, 2005 ....................  $     1.134178  $     0.708835  $     1.210659

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................           3,754               -          12,245
  Net asset value per unit, December 31, 2005 ....................  $     1.445178  $            -  $     1.573595

                                                                                       AIM V.I.
                                                                                        GLOBAL
                                                                       AIM V.I.         HEALTH
                                                                       DYNAMICS          CARE
                                                                       SERIES I      SERIES I (b)
                                                                    --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $    5,907,921  $    8,952,072
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               5
                                                                    --------------  --------------
    Total assets .................................................       5,907,921       8,952,077

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -
                                                                    --------------  --------------
    Net assets ...................................................  $    5,907,921  $    8,952,077
                                                                    ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $    5,053,501  $    6,950,287
  Allmerica Select Acclaim .......................................         854,420       2,001,790
  Allmerica Optim-L ..............................................               -               -
                                                                    --------------  --------------
                                                                    $    5,907,921  $    8,952,077
                                                                    ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $    4,462,623  $    7,511,276
Underlying Fund shares held ......................................         399,994         437,969

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................       7,974,206       7,366,182
  Net asset value per unit, December 31, 2005 ....................  $     0.633731  $     0.943540

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       1,149,274       2,016,267
  Net asset value per unit, December 31, 2005 ....................  $     0.743443  $     0.992820

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................               -               -
  Net asset value per unit, December 31, 2005 ....................  $            -  $            -

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                                       ALLIANCE-       ALLIANCE-
                                                                       AIM V.I.       BERNSTEIN       BERNSTEIN
                                                                       PREMIER          GLOBAL          GROWTH
                                                                        EQUITY        TECHNOLOGY      AND INCOME
                                                                       SERIES I      CLASS B (b)       CLASS B
                                                                    --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   15,057,214  $    1,499,142  $   74,113,692
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -              49             457
                                                                    --------------  --------------  --------------
    Total assets .................................................      15,057,214       1,499,191      74,114,149

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -               -
                                                                    --------------  --------------  --------------
    Net assets ...................................................  $   15,057,214  $    1,499,191  $   74,114,149
                                                                    ==============  ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $   11,632,407  $    1,268,698  $   56,588,132
  Allmerica Select Acclaim .......................................       3,424,807         212,136      17,526,017
  Allmerica Optim-L ..............................................               -          18,357               -
                                                                    --------------  --------------  --------------
                                                                    $   15,057,214  $    1,499,191  $   74,114,149
                                                                    ==============  ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $   14,896,938  $    1,316,842  $   63,681,921
Underlying Fund shares held ......................................         674,606          95,915       3,006,640

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................      15,631,238       1,247,190      49,055,638
  Net asset value per unit, December 31, 2005 ....................  $     0.744177  $     1.017246  $     1.153550

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       4,318,700         208,179      14,881,968
  Net asset value per unit, December 31, 2005 ....................  $     0.793018  $     1.019007  $     1.177668

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................               -          12,355               -
  Net asset value per unit, December 31, 2005 ....................  $            -  $     1.485758  $            -

                                                                       ALLIANCE-       ALLIANCE-
                                                                      BERNSTEIN       BERNSTEIN
                                                                      LARGE CAP       LARGE CAP
                                                                        GROWTH          GROWTH
                                                                     CLASS A (b)     CLASS B (b)
                                                                    --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   32,600,056  $   13,755,899
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -              50
                                                                    --------------  --------------
    Total assets .................................................      32,600,056      13,755,949

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................           1,234               -
                                                                    --------------  --------------
    Net assets ...................................................  $   32,598,822  $   13,755,949
                                                                    ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $   32,598,822  $    5,803,902
  Allmerica Select Acclaim .......................................               -       7,950,039
  Allmerica Optim-L ..............................................               -           2,008
                                                                    --------------  --------------
                                                                    $   32,598,822  $   13,755,949
                                                                    ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $   37,301,817  $   11,807,449
Underlying Fund shares held ......................................       1,207,857         518,308

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................      38,719,390       6,519,290
  Net asset value per unit, December 31, 2005 ....................  $     0.841925  $     0.890266

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................               -       9,986,909
  Net asset value per unit, December 31, 2005 ....................  $            -  $     0.796046

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................               -           1,428
  Net asset value per unit, December 31, 2005 ....................  $            -  $     1.406010

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                       ALLIANCE-
                                                                       BERNSTEIN                         EATON
                                                                        SMALL/         ALLIANCE-       VANCE VT
                                                                        MID-CAP        BERNSTEIN       FLOATING-
                                                                        VALUE           VALUE            RATE
                                                                     CLASS B (b)       CLASS B          INCOME
                                                                    --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds,  at market value ..  $    9,931,825  $    7,447,764  $   25,434,194
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................              10               -               -
                                                                    --------------  --------------  --------------
    Total assets .................................................       9,931,835       7,447,764      25,434,194

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -               -
                                                                    --------------  --------------  --------------
    Net assets ...................................................  $    9,931,835  $    7,447,764  $   25,434,194
                                                                    ==============  ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $    8,393,623  $    6,240,735  $   20,322,495
  Allmerica Select Acclaim .......................................       1,528,983       1,207,029       5,111,699
  Allmerica Optim-L ..............................................           9,229               -               -
                                                                    --------------  --------------  --------------
                                                                    $    9,931,835  $    7,447,764  $   25,434,194
                                                                    ==============  ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $    8,633,153  $    6,487,571  $   25,345,352
Underlying Fund shares held ......................................         584,569         580,044       2,523,233

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................       5,922,938       5,036,474      19,427,100
  Net asset value per unit, December 31, 2005 ....................  $     1.417138  $     1.239108  $     1.046090

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       1,076,941         972,285       4,874,250
  Net asset value per unit, December 31, 2005 ....................  $     1.419746  $     1.241435  $     1.048715

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................           5,377               -               -
  Net asset value per unit, December 31, 2005 ....................  $     1.716456  $            -  $            -

                                                                         EATON
                                                                       VANCE VT
                                                                       WORLDWIDE       FIDELITY
                                                                        HEALTH           VIP
                                                                       SCIENCES       CONTRAFUND
                                                                    --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   14,345,464  $   52,202,128
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               4               -
                                                                    --------------  --------------
    Total assets .................................................      14,345,468      52,202,128

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -
                                                                    --------------  --------------
    Net assets ...................................................  $   14,345,468  $   52,202,128
                                                                    ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $   11,025,076  $   52,202,128
  Allmerica Select Acclaim .......................................       3,320,392               -
  Allmerica Optim-L ..............................................               -               -
                                                                    --------------  --------------
                                                                    $   14,345,468  $   52,202,128
                                                                    ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $   11,989,141  $   37,071,070
Underlying Fund shares held ......................................       1,192,474       1,682,312

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................       9,788,373      42,028,431
  Net asset value per unit, December 31, 2005 ....................  $     1.126344  $     1.242067

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       2,940,831               -
  Net asset value per unit, December 31, 2005 ....................  $     1.129066  $            -

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................               -               -
  Net asset value per unit, December 31, 2005 ....................  $            -  $            -

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                                                       FIDELITY
                                                                       FIDELITY                          VIP
                                                                         VIP           FIDELITY         EQUITY-
                                                                      CONTRAFUND         VIP            INCOME
                                                                       SERVICE         EQUITY-         SERVICE
                                                                       CLASS 2          INCOME         CLASS 2
                                                                    --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   13,626,823  $  136,767,519  $   14,400,642
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               7              18             616
                                                                    --------------  --------------  --------------
    Total assets .................................................      13,626,830     136,767,537      14,401,258

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -               -
                                                                    --------------  --------------  --------------
    Net assets ...................................................  $   13,626,830  $  136,767,537  $   14,401,258
                                                                    ==============  ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $            -  $  136,767,537  $            -
  Allmerica Select Acclaim .......................................      13,622,638               -      14,399,104
  Allmerica Optim-L ..............................................           4,192               -           2,154
                                                                    --------------  --------------  --------------
                                                                    $   13,626,830  $  136,767,537  $   14,401,258
                                                                    ==============  ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $   10,196,666  $  122,817,251  $   12,392,054
Underlying Fund shares held ......................................         444,015       5,365,536         572,135

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................               -      57,749,489               -
  Net asset value per unit, December 31, 2005 ....................  $            -  $     2.368290  $            -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................      10,544,817               -      12,316,992
  Net asset value per unit, December 31, 2005 ....................  $     1.291880  $            -  $     1.169044

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................           2,593               -           1,486
  Net asset value per unit, December 31, 2005 ....................  $     1.616658  $            -  $     1.449520

                                                                                       FIDELITY
                                                                                         VIP
                                                                       FIDELITY         GROWTH
                                                                         VIP           SERVICE
                                                                        GROWTH         CLASS 2
                                                                    --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   88,562,384  $    5,816,946
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -             187
                                                                    --------------  --------------
    Total assets .................................................      88,562,384       5,817,133

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ...............................................           1,338               -
                                                                    --------------  --------------
    Net assets ...................................................  $   88,561,046  $    5,817,133
                                                                    ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $   88,561,046  $           (3)
  Allmerica Select Acclaim .......................................               -       5,815,557
  Allmerica Optim-L ..............................................               -           1,579
                                                                    --------------  --------------
                                                                    $   88,561,046  $    5,817,133
                                                                    ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $  107,428,542  $    5,239,183
Underlying Fund shares held ......................................       2,627,964         174,736

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................      40,829,962               -
  Net asset value per unit, December 31, 2005 ....................  $     2.169021  $            -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................               -       7,810,457
  Net asset value per unit, December 31, 2005 ....................  $            -  $     0.744586

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................               -           1,167
  Net asset value per unit, December 31, 2005 ....................  $            -  $     1.353359

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                                       FIDELITY
                                                                                         VIP
                                                                       FIDELITY         GROWTH         FIDELITY
                                                                         VIP           & INCOME          VIP
                                                                        GROWTH         SERVICE           HIGH
                                                                       & INCOME        CLASS 2          INCOME
                                                                    --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   10,965,258  $    2,335,641  $   63,946,047
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -             149               -
                                                                    --------------  --------------  --------------
    Total assets .................................................      10,965,258       2,335,790      63,946,047

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -               -
                                                                    --------------  --------------  --------------
    Net assets ...................................................  $   10,965,258  $    2,335,790  $   63,946,047
                                                                    ==============  ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $   10,965,258  $            1  $   63,946,047
  Allmerica Select Acclaim .......................................               -       2,335,789               -
  Allmerica Optim-L ..............................................               -               -               -
                                                                    --------------  --------------  --------------
                                                                    $   10,965,258  $    2,335,790  $   63,946,047
                                                                    ==============  ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $    9,402,373  $    2,005,569  $   69,511,824
Underlying Fund shares held ......................................         743,407         160,746      10,364,027

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................      11,245,106               -      47,686,482
  Net asset value per unit, December 31, 2005 ....................  $     0.975114  $            -  $     1.340968

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................               -       2,373,236               -
  Net asset value per unit, December 31, 2005 ....................  $            -  $     0.984221  $            -

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................               -               -               -
  Net asset value per unit, December 31, 2005 ....................  $            -  $            -  $            -

                                                                       FIDELITY
                                                                         VIP
                                                                         HIGH
                                                                        INCOME         FIDELITY
                                                                       SERVICE           VIP
                                                                       CLASS 2         MID CAP
                                                                    --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $    8,240,531  $   57,426,894
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................             365              23
                                                                    --------------  --------------
    Total assets .................................................       8,240,896      57,426,917

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -
                                                                    --------------  --------------
    Net assets ...................................................  $    8,240,896  $   57,426,917
                                                                    ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $            -  $   57,426,917
  Allmerica Select Acclaim .......................................       8,240,896               -
  Allmerica Optim-L ..............................................               -               -
                                                                    --------------  --------------
                                                                    $    8,240,896  $   57,426,917
                                                                    ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $    8,596,897  $   36,975,418
Underlying Fund shares held ......................................       1,355,350       1,635,628

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................               -      32,956,623
  Net asset value per unit, December 31, 2005 ....................  $            -  $     1.742500

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       7,097,796               -
  Net asset value per unit, December 31, 2005 ....................  $     1.161050  $            -

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................               -               -
  Net asset value per unit, December 31, 2005 ....................  $            -  $            -

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                                                        FT VIP
                                                                                       FIDELITY        FRANKLIN
                                                                       FIDELITY          VIP            LARGE
                                                                         VIP            VALUE            CAP
                                                                       MID CAP        STRATEGIES        GROWTH
                                                                       SERVICE         SERVICE        SECURITIES
                                                                       CLASS 2         CLASS 2         CLASS 2
                                                                    --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   12,646,815  $    5,253,475  $    5,343,910
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................             418               -             331
                                                                    --------------  --------------  --------------
    Total assets .................................................      12,647,233       5,253,475       5,344,241

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -               -
                                                                    --------------  --------------  --------------
    Net assets ...................................................  $   12,647,233  $    5,253,475  $    5,344,241
                                                                    ==============  ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $            -  $    4,723,582  $    4,709,919
  Allmerica Select Acclaim .......................................      12,644,650         529,893         634,322
  Allmerica Optim-L ..............................................           2,583               -               -
                                                                    --------------  --------------  --------------
                                                                    $   12,647,233  $    5,253,475  $    5,344,241
                                                                    ==============  ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $    8,728,174  $    4,530,426  $    4,824,662
Underlying Fund shares held ......................................         364,777         374,712         356,975

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................               -       3,587,459       4,330,758
  Net asset value per unit, December 31, 2005 ....................  $            -  $     1.316693  $     1.087551

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       7,153,363         401,712         582,166
  Net asset value per unit, December 31, 2005 ....................  $     1.767651  $     1.319087  $     1.089589

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................           1,363               -               -
  Net asset value per unit, December 31, 2005 ....................  $     1.895105  $            -  $            -

                                                                        FT VIP          FT VIP
                                                                       FRANKLIN        FRANKLIN
                                                                        SMALL           SMALL-
                                                                         CAP           MID CAP
                                                                        VALUE           GROWTH
                                                                      SECURITIES      SECURITIES
                                                                       CLASS 2       CLASS 2 (b)
                                                                    --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   15,667,909  $   20,451,056
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -
                                                                    --------------  --------------
    Total assets .................................................      15,667,909      20,451,056

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -
                                                                    --------------  --------------
    Net assets ...................................................  $   15,667,909  $   20,451,056
                                                                    ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $   12,205,697  $   16,652,983
  Allmerica Select Acclaim .......................................       3,452,123       3,798,073
  Allmerica Optim-L ..............................................          10,089               -
                                                                    --------------  --------------
                                                                    $   15,667,909  $   20,451,056
                                                                    ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $   13,252,808  $   16,093,319
Underlying Fund shares held ......................................         933,169       1,004,472

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................       9,019,079      21,391,526
  Net asset value per unit, December 31, 2005 ....................  $     1.353320  $     0.778485

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       2,546,148       4,315,105
  Net asset value per unit, December 31, 2005 ....................  $     1.355822  $     0.880181

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................           5,910               -
  Net asset value per unit, December 31, 2005 ....................  $     1.707152  $            -

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                                                         JANUS
                                                                        FT VIP          FT VIP          ASPEN
                                                                        MUTUAL        TEMPLETON       GROWTH AND
                                                                        SHARES         FOREIGN          INCOME
                                                                      SECURITIES      SECURITIES       SERVICE
                                                                       CLASS 2         CLASS 2          SHARES
                                                                    --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   50,337,943  $   20,720,287  $   14,913,236
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               9           2,073               -
                                                                    --------------  --------------  --------------
    Total assets .................................................      50,337,952      20,722,360      14,913,236

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -               -               -
                                                                    --------------  --------------  --------------
    Net assets ...................................................  $   50,337,952  $   20,722,360  $   14,913,236
                                                                    ==============  ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $   41,591,891  $   17,666,109  $   12,602,614
  Allmerica Select Acclaim .......................................       8,745,561       3,053,368       2,310,622
  Allmerica Optim-L ..............................................             500           2,883               -
                                                                    --------------  --------------  --------------
                                                                    $   50,337,952  $   20,722,360  $   14,913,236
                                                                    ==============  ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $   39,997,502  $   16,591,867  $   12,244,379
Underlying Fund shares held ......................................       2,770,387       1,326,523         844,464

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................      28,576,024      13,603,861      14,157,059
  Net asset value per unit, December 31, 2005 ....................  $     1.455482  $     1.298610  $     0.890200

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       6,018,397       2,346,916       2,403,220
  Net asset value per unit, December 31, 2005 ....................  $     1.453138  $     1.301013  $     0.961469

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................             345           1,867               -
  Net asset value per unit, December 31, 2005 ....................  $     1.450197  $     1.544410  $            -

                                                                         JANUS           JANUS
                                                                        ASPEN           ASPEN
                                                                    INTERNATIONAL     LARGE CAP
                                                                        GROWTH          GROWTH
                                                                       SERVICE         SERVICE
                                                                        SHARES        SHARES (b)
                                                                    --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ...  $   19,047,791  $   17,523,068
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................               -             371
                                                                    --------------  --------------
    Total assets .................................................      19,047,791      17,523,439

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ..............................................              --               -
                                                                    --------------  --------------
    Net assets ...................................................  $   19,047,791  $   17,523,439
                                                                    ==============  ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
    Allmerica Select Charter and Allmerica Select Reward .........  $   15,206,367  $   11,684,923
  Allmerica Select Acclaim .......................................       3,841,424       5,838,516
  Allmerica Optim-L ..............................................               -               -
                                                                    --------------  --------------
                                                                    $   19,047,791  $   17,523,439
                                                                    ==============  ==============

Investments in shares of the Underlying Funds, at cost ...........  $   13,009,902  $   16,274,263
Underlying Fund shares held ......................................         541,592         850,222

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 ...........................      15,571,423      18,833,834
  Net asset value per unit, December 31, 2005 ....................  $     0.976556  $     0.620422

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 ...........................       3,562,713       8,491,708
  Net asset value per unit, December 31, 2005 ....................  $     1.078230  $     0.687555

Allmerica Optim-L:
  Units outstanding, December 31, 2005 ...........................               -               -
  Net asset value per unit, December 31, 2005 ....................  $            -  $            -

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                                   JANUS
                                                                                   ASPEN             MFS              MFS
                                                                                  MID CAP          MID CAP            NEW
                                                                                   GROWTH           GROWTH         DISCOVERY
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                   SHARES           CLASS            CLASS
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value .............   $    5,697,568   $    5,734,856   $    2,111,229
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................                -                -                -
                                                                               --------------   --------------   --------------
    Total assets                                                                    5,697,568        5,734,856        2,111,229

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................                -                -                -
                                                                               --------------   --------------   --------------
    Net assets .............................................................   $    5,697,568   $    5,734,856   $    2,111,229
                                                                               ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward .................   $    3,843,424   $    4,715,962   $    1,690,303
  Allmerica Select Acclaim .................................................        1,854,144        1,018,894          420,926
  Allmerica Optim-L ........................................................                -                -                -
                                                                               --------------   --------------   --------------
                                                                               $    5,697,568   $    5,734,856   $    2,111,229
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .....................   $    4,386,294   $    4,838,080   $    1,835,833
Underlying Fund shares held ................................................          200,548          796,508          136,649

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 .....................................        7,016,657        4,311,319        1,585,474
  Net asset value per unit, December 31, 2005 ..............................   $     0.547757   $     1.093856   $     1.066118

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 .....................................        2,688,315          929,775          394,082
  Net asset value per unit, December 31, 2005 ..............................   $     0.689705   $     1.095850   $     1.068119

Allmerica Optim-L:
  Units outstanding, December 31, 2005 .....................................                -                -                -
  Net asset value per unit, December 31, 2005 ..............................   $            -   $            -   $            -

                                                                                    MFS
                                                                                   TOTAL             MFS
                                                                                   RETURN         UTILITIES
                                                                                  SERVICE          SERVICE
                                                                                   CLASS            CLASS
                                                                               --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value .............   $   25,873,400   $   10,836,230
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................                -                -
                                                                               --------------   --------------
    Total assets                                                                   25,873,400       10,836,230

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................                -                -
                                                                               --------------   --------------
    Net assets .............................................................   $   25,873,400   $   10,836,230
                                                                               ==============   ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward .................   $   22,611,090   $   10,256,451
  Allmerica Select Acclaim .................................................        3,231,273          579,779
  Allmerica Optim-L ........................................................           31,037                -
                                                                               --------------   --------------
                                                                               $   25,873,400   $   10,836,230
                                                                               ==============   ==============

Investments in shares of the Underlying Funds, at cost .....................   $   23,779,242   $    8,869,694
Underlying Fund shares held ................................................        1,262,117          459,942

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 .....................................       19,446,452        6,230,364
  Net asset value per unit, December 31, 2005 ..............................   $     1.162736   $     1.646204

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 .....................................        2,773,861          351,512
  Net asset value per unit, December 31, 2005 ..............................   $     1.164901   $     1.649386

Allmerica Optim-L:
  Units outstanding, December 31, 2005 .....................................           24,455                -
  Net asset value per unit, December 31, 2005 ..............................   $     1.269135   $            -

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                                                 OPPENHEIMER      OPPENHEIMER
                                                                                OPPENHEIMER        CAPITAL           GLOBAL
                                                                                  BALANCED       APPRECIATION      SECURITIES
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                   SHARES           SHARES           SHARES
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value .............   $    5,676,582   $   10,826,354   $   25,985,251
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................                -              179                -
                                                                               --------------   --------------   --------------
    Total assets ...........................................................        5,676,582       10,826,533       25,985,251

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................                4                -                -
                                                                               --------------   --------------   --------------
    Net assets .............................................................   $    5,676,578   $   10,826,533   $   25,985,251
                                                                               ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward .................   $    5,506,797   $    9,239,086   $   21,896,126
  Allmerica Select Acclaim .................................................          161,187        1,582,270        4,082,592
  Allmerica Optim-L ........................................................            8,594            5,177            6,533
                                                                               --------------   --------------   --------------
                                                                               $    5,676,578   $   10,826,533   $   25,985,251
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .....................   $    5,279,026   $    9,463,699   $   19,986,594
Underlying Fund shares held ................................................          334,507          283,190          783,632

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 .....................................        4,512,089        8,401,513       15,317,225
  Net asset value per unit, December 31, 2005 ..............................   $     1.220454   $     1.099693   $     1.429510

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 .....................................          131,833        1,436,149        2,850,723
  Net asset value per unit, December 31, 2005 ..............................   $     1.222664   $     1.101745   $     1.432125

Allmerica Optim-L:
  Units outstanding, December 31, 2005 .....................................            6,285            3,688            3,688
  Net asset value per unit, December 31, 2005 ..............................   $     1.367462   $     1.403709   $     1.771332

                                                                                OPPENHEIMER
                                                                                    HIGH         OPPENHEIMER
                                                                                   INCOME        MAIN STREET
                                                                                  SERVICE          SERVICE
                                                                                   SHARES           SHARES
                                                                               --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value .............   $   11,736,736   $    6,059,672
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................              125              186
                                                                               --------------   --------------
    Total assets ...........................................................       11,736,861        6,059,858

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................                -                -
                                                                               --------------   --------------
    Net assets .............................................................   $   11,736,861   $    6,059,858
                                                                               ==============   ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward .................   $   10,019,615   $    5,372,022
  Allmerica Select Acclaim .................................................        1,691,324          679,053
  Allmerica Optim-L ........................................................           25,922            8,783
                                                                               --------------   --------------
                                                                               $   11,736,861   $    6,059,858
                                                                               ==============   ==============

Investments in shares of the Underlying Funds, at cost .....................   $   11,349,770   $    4,966,784
Underlying Fund shares held ................................................        1,398,896          280,151

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 .....................................        8,044,109        4,771,229
  Net asset value per unit, December 31, 2005 ..............................   $     1.245584   $     1.125920

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 .....................................        1,355,355          601,971
  Net asset value per unit, December 31, 2005 ..............................   $     1.247883   $     1.128050

Allmerica Optim-L:
  Units outstanding, December 31, 2005 .....................................           19,353            6,546
  Net asset value per unit, December 31, 2005 ..............................   $     1.339445   $     1.341730

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT RESOURCE SEPARATE ACCOUNT

DECEMBER 31, 2005

                                                                                                   PIONEER          SCUDDER
                                                                                                 REAL ESTATE       TECHNOLOGY
                                                                                  PIONEER           SHARES           GROWTH
                                                                                  FUND VCT           VCT           SERIES II
                                                                                  CLASS II         CLASS II         CLASS A
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value .............   $   12,584,444   $   28,979,440   $    5,946,390
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................                -                -                -
                                                                               --------------   --------------   --------------
    Total assets ...........................................................       12,584,444       28,979,440        5,946,390

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................                -                -                -
                                                                               --------------   --------------   --------------
    Net assets .............................................................   $   12,584,444   $   28,979,440   $    5,946,390
                                                                               ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward .................   $    9,174,012   $   23,343,773   $    4,489,966
  Allmerica Select Acclaim .................................................        3,410,432        5,635,667        1,456,424
  Allmerica Optim-L ........................................................                -                -                -
                                                                               --------------   --------------   --------------
                                                                               $   12,584,444   $   28,979,440   $    5,946,390
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .....................   $   10,894,233   $   20,918,639   $    5,359,801
Underlying Fund shares held ................................................          585,596        1,110,749          639,397

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 .....................................        9,219,212       10,741,293        9,811,153
  Net asset value per unit, December 31, 2005 ..............................   $     0.995097   $     2.173274   $     0.457639

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 .....................................        3,419,237        2,587,004        2,653,902
  Net asset value per unit, December 31, 2005 ..............................   $     0.997425   $     2.178453   $     0.548786

Allmerica Optim-L:
  Units outstanding, December 31, 2005 .....................................                -                -                -
  Net asset value per unit, December 31, 2005 ..............................   $            -   $            -   $            -

                                                                                                     SVS
                                                                                                    DREMAN
                                                                                  SCUDDER         FINANCIAL         T. ROWE
                                                                                    VIT            SERVICES          PRICE
                                                                                 SMALL CAP        SERIES II      INTERNATIONAL
                                                                                   INDEX           CLASS A           STOCK
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value .............   $   13,908,525   $    9,240,394   $   70,267,148
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................               22                -                -
                                                                               --------------   --------------   --------------
    Total assets ...........................................................
                                                                                   13,908,547        9,240,394       70,267,148

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ........................................................                -                -            1,649
                                                                               --------------   --------------   --------------
    Net assets .............................................................   $   13,908,547   $    9,240,394   $   70,265,499
                                                                               ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Select Resource, Allmerica Select Resource II,
      Allmerica Select Charter and Allmerica Select Reward .................   $   10,411,923   $    7,486,912   $   57,037,546
  Allmerica Select Acclaim .................................................        3,496,624        1,753,482       13,227,953
  Allmerica Optim-L ........................................................                -                -                -
                                                                               --------------   --------------   --------------
                                                                               $   13,908,547   $    9,240,394   $   70,265,499
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost .....................   $   12,511,751   $    7,821,706   $   51,066,900
Underlying Fund shares held ................................................          965,870          693,203        4,589,625

Units outstanding and net asset value per unit:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2005 .....................................        7,795,200        5,811,687       37,547,057
  Net asset value per unit, December 31, 2005 ..............................   $     1.335684   $     1.288251   $     1.519095

Allmerica Select Acclaim:
  Units outstanding, December 31, 2005 .....................................        2,498,270        1,335,852       12,770,612
  Net asset value per unit, December 31, 2005 ..............................   $     1.399618   $     1.312632   $     1.035812

Allmerica Optim-L:
  Units outstanding, December 31, 2005 .....................................                -                -                -
  Net asset value per unit, December 31, 2005 ..............................   $            -   $            -   $            -

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

For the Year Ended December 31, 2005

                                                                                    AIT              AIT              AIT
                                                                                    CORE            EQUITY         GOVERNMENT
                                                                                   EQUITY           INDEX             BOND
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                 SHARES (a)       SHARES (a)       SHARES (a)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $       22,424   $    2,029,456   $      878,911
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................           30,464        1,738,534          268,600
  Administrative expense fees ..............................................            3,655          208,624           32,232
                                                                               --------------   --------------   --------------
    Total expenses .........................................................           34,119        1,947,158          300,832
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................            5,743          129,135           43,499
  Administrative expense fees ..............................................              717           16,142            5,437
                                                                               --------------   --------------   --------------
    Total expenses .........................................................            6,460          145,277           48,936
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................              128              573              656
  Administrative expense fees ..............................................               12               54               62
                                                                               --------------   --------------   --------------
    Total expenses .........................................................              140              627              718
                                                                               --------------   --------------   --------------

           Total expenses ..................................................           40,719        2,093,062          350,486
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................          (18,295)         (63,606)         528,425
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -                -                -
  Net realized gain (loss) from sales of investments .......................          321,376        9,555,551         (295,353)
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................          321,376        9,555,551         (295,353)
  Change in unrealized gain (loss) .........................................         (185,775)      (5,586,227)        (205,287)
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................          135,601        3,969,324         (500,640)
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $      117,306   $    3,905,718   $       27,785
                                                                               ==============   ==============   ==============

                                                                                                     AIT
                                                                                    AIT             SELECT            AIT
                                                                                   MONEY           CAPITAL           SELECT
                                                                                   MARKET        APPRECIATION        GROWTH
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                 SHARES (a)       SHARES (a)       SHARES (a)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $    2,881,379   $            -   $      397,066
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................        1,124,161        1,103,565        1,999,755
  Administrative expense fees ..............................................          134,899          132,428          239,970
                                                                               --------------   --------------   --------------
    Total expenses .........................................................        1,259,060        1,235,993        2,239,725
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................          237,470           49,391           78,804
  Administrative expense fees ..............................................           29,683            6,174            9,851
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          267,153           55,565           88,655
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................              613                -              116
  Administrative expense fees ..............................................               57                -               11
                                                                               --------------   --------------   --------------
    Total expenses .........................................................              670                -              127
                                                                               --------------   --------------   --------------

           Total expenses ..................................................        1,526,883        1,291,558        2,328,507
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................        1,354,496       (1,291,558)      (1,931,441)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................           33,749       21,935,913                -
  Net realized gain (loss) from sales of investments .......................                -        3,755,092       (2,663,222)
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................           33,749       25,691,005       (2,663,222)
  Change in unrealized gain (loss) .........................................                -      (13,535,602)      12,932,126
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................           33,749       12,155,403       10,268,904
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $    1,388,245   $   10,863,845   $    8,337,463
                                                                               ==============   ==============   ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

For the Year Ended December 31, 2005

                                                                                                     AIT
                                                                                    AIT             SELECT            AIT
                                                                                   SELECT         INVESTMENT         SELECT
                                                                               INTERNATIONAL        GRADE            VALUE
                                                                                   EQUITY           INCOME        OPPORTUNITY
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                 SHARES (a)       SHARES (a)       SHARES (a)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $    1,408,891   $    7,661,340   $          853
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................        1,154,061        1,744,579        1,030,385
  Administrative expense fees ..............................................          138,487          209,350          123,646
                                                                               --------------   --------------   --------------
    Total expenses .........................................................        1,292,548        1,953,929        1,154,031
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           93,543          302,171           65,383
  Administrative expense fees ..............................................           11,692           37,772            8,172
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          105,235          339,943           73,555
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................              213              333              115
  Administrative expense fees ..............................................               20               31               11
                                                                               --------------   --------------   --------------
    Total expenses .........................................................              233              364              126
                                                                               --------------   --------------   --------------

           Total expenses ..................................................        1,398,016        2,294,236        1,227,712
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................           10,875        5,367,104       (1,226,859)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -                -       19,367,888
  Net realized gain (loss) from sales of investments .......................        5,322,417       (1,454,723)       3,456,449
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................        5,322,417       (1,454,723)      22,824,337
  Change in unrealized gain (loss) .........................................        4,473,565       (3,230,597)     (17,127,942)
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................        9,795,982       (4,685,320)       5,696,395
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $    9,806,857   $      681,784   $    4,469,536
                                                                               ==============   ==============   ==============

                                                                                  AIM V.I.         AIM V.I.
                                                                                 AGGRESSIVE         BASIC           AIM V.I.
                                                                                   GROWTH           VALUE          BLUE CHIP
                                                                                  SERIES I        SERIES II         SERIES I
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $            -   $            -   $       84,898
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          107,505          119,491          152,897
  Administrative expense fees ..............................................           12,900           14,339           18,347
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          120,405          133,830          171,244
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           35,531           27,526           40,804
  Administrative expense fees ..............................................            4,441            3,441            5,101
                                                                               --------------   --------------   --------------
    Total expenses .........................................................           39,972           30,967           45,905
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -              207                -
  Administrative expense fees ..............................................                -               19                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -              226                -
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          160,377          165,023          217,149
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................         (160,377)        (165,023)        (132,251)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -          125,886                -
  Net realized gain (loss) from sales of investments .......................          396,100          867,770           32,198
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................          396,100          993,656           32,198
  Change in unrealized gain (loss) .........................................          180,440         (442,719)         358,133
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................          576,540          550,937          390,331
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $      416,163   $      385,914   $      258,080
                                                                               ==============   ==============   ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

For the Year Ended December 31, 2005

                                                                                                                    AIM V.I.
                                                                                  AIM V.I.                           GLOBAL
                                                                                  CAPITAL          AIM V.I.          HEALTH
                                                                                DEVELOPMENT        DYNAMICS           CARE
                                                                                 SERIES II         SERIES I       SERIES I (b)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $            -   $            -   $            -
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................           17,844           67,916           89,089
  Administrative expense fees ..............................................            2,142            8,150           10,690
                                                                               --------------   --------------   --------------
    Total expenses .........................................................           19,986           76,066           99,779
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................            5,109           12,683           24,828
  Administrative expense fees ..............................................              639            1,585            3,103
                                                                               --------------   --------------   --------------
    Total expenses .........................................................            5,748           14,268           27,931
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................              292                -                -
  Administrative expense fees ..............................................               28                -                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................              320                -                -
                                                                               --------------   --------------   --------------

           Total expenses ..................................................           26,054           90,334          127,710
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................          (26,054)         (90,334)        (127,710)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -                -                -
  Net realized gain (loss) from sales of investments .......................          115,831          454,895          268,992
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................          115,831          454,895          268,992
  Change in unrealized gain (loss) .........................................           33,996          150,850          405,420
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................          149,827          605,745          674,412
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $      123,773   $      515,411   $      546,702
                                                                               ==============   ==============   ==============

                                                                                                  ALLIANCE-        ALLIANCE-
                                                                                  AIM V.I.        BERNSTEIN        BERNSTEIN
                                                                                  PREMIER           GLOBAL           GROWTH
                                                                                   EQUITY         TECHNOLOGY       AND INCOME
                                                                                  SERIES I       CLASS B (b)        CLASS B
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $      125,875   $            -   $    1,035,702
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          156,747           18,017          761,295
  Administrative expense fees ..............................................           18,810            2,162           91,355
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          175,557           20,179          852,650
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           43,336            2,713          230,340
  Administrative expense fees ..............................................            5,417              339           28,792
                                                                               --------------   --------------   --------------
    Total expenses .........................................................           48,753            3,052          259,132
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -              278                -
  Administrative expense fees ..............................................                -               26                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -              304                -
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          224,310           23,535        1,111,782
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................          (98,435)         (23,535)         (76,080)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -                -                -
  Net realized gain (loss) from sales of investments .......................         (188,022)          69,687        2,495,273
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................         (188,022)          69,687        2,495,273
  Change in unrealized gain (loss) .........................................          911,709          (16,613)        (114,288)
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................          723,687           53,074        2,380,985
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $      625,252   $       29,539   $    2,304,905
                                                                               ==============   ==============   ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

For the Year Ended December 31, 2005

                                                                                                                   ALLIANCE-
                                                                                 ALLIANCE-        ALLIANCE-        BERNSTEIN
                                                                                 BERNSTEIN        BERNSTEIN          SMALL/
                                                                                 LARGE CAP        LARGE CAP         MID-CAP
                                                                                   GROWTH           GROWTH           VALUE
                                                                                CLASS A (b)      CLASS B (b)      CLASS B (b)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $            -   $            -   $       62,161
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          398,535           69,744          121,267
  Administrative expense fees ..............................................           47,824            8,369           14,553
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          446,359           78,113          135,820
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................                -           88,665           17,697
  Administrative expense fees ..............................................                -           11,083            2,212
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -           99,748           19,909
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -              108              143
  Administrative expense fees ..............................................                -               10               13
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -              118              156
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          446,359          177,979          155,885
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................         (446,359)        (177,979)         (93,724)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -                -          483,845
  Net realized gain (loss) from sales of investments .......................       (2,380,603)         126,253          804,266
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................       (2,380,603)         126,253        1,288,111
  Change in unrealized gain (loss) .........................................        6,750,447        1,493,622         (691,068)
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................        4,369,844        1,619,875          597,043
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $    3,923,485   $    1,441,896   $      503,319
                                                                               ==============   ==============   ==============

                                                                                                    EATON            EATON
                                                                                 ALLIANCE-         VANCE VT         VANCE VT
                                                                                 BERNSTEIN        FLOATING-        WORLDWIDE
                                                                                   VALUE             RATE            HEALTH
                                                                                  CLASS B           INCOME          SCIENCES
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $       89,263   $    1,020,646   $            -
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................           74,379          255,640          139,438
  Administrative expense fees ..............................................            8,925           30,676           16,733
                                                                               --------------   --------------   --------------
    Total expenses .........................................................           83,304          286,316          156,171
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           16,227           63,606           38,040
  Administrative expense fees ..............................................            2,028            7,951            4,755
                                                                               --------------   --------------   --------------
    Total expenses .........................................................           18,255           71,557           42,795
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -                -                -
  Administrative expense fees ..............................................                -                -                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -                -                -
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          101,559          357,873          198,966
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................          (12,296)         662,773         (198,966)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................          125,426                -                -
  Net realized gain (loss) from sales of investments .......................          337,384           31,194          307,236
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................          462,810           31,194          307,236
  Change in unrealized gain (loss) .........................................         (108,922)         (83,318)         616,468
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................          353,888          (52,124)         923,704
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $      341,592   $      610,649   $      724,738
                                                                               ==============   ==============   ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

For the Year Ended December 31, 2005

                                                                                                   FIDELITY
                                                                                                     VIP            FIDELITY
                                                                                  FIDELITY        CONTRAFUND          VIP
                                                                                    VIP            SERVICE          EQUITY-
                                                                                 CONTRAFUND        CLASS 2           INCOME
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $      122,401   $       14,198   $    2,555,010
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          559,285                -        1,850,057
  Administrative expense fees ..............................................           67,114                -          222,007
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          626,399                -        2,072,064
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................                -          136,576                -
  Administrative expense fees ..............................................                -           17,072                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -          153,648                -
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -               62                -
  Administrative expense fees ..............................................                -                6                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -               68                -
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          626,399          153,716        2,072,064
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................         (503,998)        (139,518)         482,946
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................            7,650            2,028        5,614,714
  Net realized gain (loss) from sales of investments .......................        1,307,266          509,978        2,277,266
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................        1,314,916          512,006        7,891,980
  Change in unrealized gain (loss) .........................................        5,872,908        1,255,222       (2,790,372)
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................        7,187,824        1,767,228        5,101,608
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $    6,683,826   $    1,627,710   $    5,584,554
                                                                               ==============   ==============   ==============

                                                                                  FIDELITY
                                                                                    VIP                             FIDELITY
                                                                                  EQUITY-                             VIP
                                                                                   INCOME          FIDELITY          GROWTH
                                                                                  SERVICE            VIP            SERVICE
                                                                                  CLASS 2           GROWTH          CLASS 2
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $      231,018   $      514,804   $       19,500
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................                -        1,196,690                -
  Administrative expense fees ..............................................                -          143,602                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -        1,340,292                -
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................          182,351                -           74,570
  Administrative expense fees ..............................................           22,794                -            9,322
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          205,145                -           83,892
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................               95                -               26
  Administrative expense fees ..............................................                9                -                2
                                                                               --------------   --------------   --------------
    Total expenses .........................................................              104                -               28
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          205,249        1,340,292           83,920
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................           25,769         (825,488)         (64,420)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................          571,128                -                -
  Net realized gain (loss) from sales of investments .......................          529,656       (7,894,342)         106,173
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................        1,100,784       (7,894,342)         106,173
  Change in unrealized gain (loss) .........................................         (562,872)      11,990,819          121,634
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................          537,912        4,096,477          227,807
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $      563,681   $    3,270,989   $      163,387
                                                                               ==============   ==============   ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

For the Year Ended December 31, 2005

                                                                                                   FIDELITY
                                                                                                     VIP
                                                                                  FIDELITY          GROWTH          FIDELITY
                                                                                    VIP            & INCOME           VIP
                                                                                   GROWTH          SERVICE            HIGH
                                                                                  & INCOME         CLASS 2           INCOME
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $      176,491   $       37,047   $   10,567,165
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          140,563                -          888,432
  Administrative expense fees ..............................................           16,868                -          106,612
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          157,431                -          995,044
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................                -           31,151                -
  Administrative expense fees ..............................................                -            3,894                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -           35,045                -
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -                -                -
  Administrative expense fees ..............................................                -                -                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -                -                -
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          157,431           35,045          995,044
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................           19,060            2,002        9,572,121
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -                -                -
  Net realized gain (loss) from sales of investments .......................          347,194          105,645       (1,001,752)
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................          347,194          105,645       (1,001,752)
  Change in unrealized gain (loss) .........................................          293,210           30,837       (7,854,271)
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................          640,404          136,482       (8,856,023)
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $      659,464   $      138,484   $      716,098
                                                                               ==============   ==============   ==============

                                                                                  FIDELITY
                                                                                    VIP                             FIDELITY
                                                                                    HIGH                              VIP
                                                                                   INCOME          FIDELITY         MID CAP
                                                                                  SERVICE            VIP            SERVICE
                                                                                  CLASS 2          MID CAP          CLASS 2
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $    1,338,474   $            -   $            -
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................                -          647,182                1
  Administrative expense fees ..............................................                -           77,662                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -          724,844                1
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................          104,950                -          132,204
  Administrative expense fees ..............................................           13,119                -           16,525
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          118,069                -          148,729
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -                -               38
  Administrative expense fees ..............................................                -                -                3
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -                -               41
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          118,069          724,844          148,771
                                                                               --------------   --------------   --------------
    NET INVESTMENT INCOME (LOSS) ...........................................        1,220,405         (724,844)        (148,771)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -          831,534          181,614
  Net realized gain (loss) from sales of investments .......................          190,192        3,150,223          986,279
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................          190,192        3,981,757        1,167,893
  Change in unrealized gain (loss) .........................................       (1,277,232)       4,855,144          651,628
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................       (1,087,040)       8,836,901        1,819,521
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $      133,365   $    8,112,057   $    1,670,750
                                                                               ==============   ==============   ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

For the Year Ended December 31, 2005

                                                                                                     FT VIP            FT VIP
                                                                                  FIDELITY          FRANKLIN          FRANKLIN
                                                                                    VIP              LARGE             SMALL
                                                                                   VALUE              CAP               CAP
                                                                                 STRATEGIES          GROWTH            VALUE
                                                                                  SERVICE          SECURITIES        SECURITIES
                                                                                  CLASS 2           CLASS 2           CLASS 2
                                                                               --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends ................................................................   $            -    $       30,422    $      109,614
                                                                               --------------    --------------    --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................           64,589            57,880           143,894
  Administrative expense fees ..............................................            7,750             6,946            17,267
                                                                               --------------    --------------    --------------
    Total expenses .........................................................           72,339            64,826           161,161
                                                                               --------------    --------------    --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................            8,168             8,670            34,933
  Administrative expense fees ..............................................            1,021             1,084             4,366
                                                                               --------------    --------------    --------------
    Total expenses .........................................................            9,189             9,754            39,299
                                                                               --------------    --------------    --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -                 -               156
  Administrative expense fees ..............................................                -                 -                14
                                                                               --------------    --------------    --------------
    Total expenses .........................................................                -                 -               170
                                                                               --------------    --------------    --------------

           Total expenses ..................................................           81,528            74,580           200,630
                                                                               --------------    --------------    --------------
    NET INVESTMENT INCOME (LOSS) ...........................................          (81,528)          (44,158)          (91,016)
                                                                               --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................          203,975                 -            88,667
  Net realized gain (loss) from sales of investments .......................          258,529           150,803           900,374
                                                                               --------------    --------------    --------------
    Net realized gain (loss) ...............................................          462,504           150,803           989,041
  Change in unrealized gain (loss) .........................................         (409,389)         (131,816)          108,776
                                                                               --------------    --------------    --------------
    Net realized and unrealized gain (loss) ................................           53,115            18,987         1,097,817
                                                                               --------------    --------------    --------------
    Net increase (decrease) in net assets from operations ..................   $      (28,413)   $      (25,171)   $    1,006,801
                                                                               ==============    ==============    ==============

                                                                                   FT VIP
                                                                                  FRANKLIN
                                                                                   SMALL-            FT VIP            FT VIP
                                                                                  MID CAP            MUTUAL          TEMPLETON
                                                                                   GROWTH            SHARES           FOREIGN
                                                                                 SECURITIES        SECURITIES        SECURITIES
                                                                                CLASS 2 (b)         CLASS 2           CLASS 2
                                                                               --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends ................................................................   $            -    $      418,872    $      219,167
                                                                               --------------    --------------    --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          222,947           494,537           196,225
  Administrative expense fees ..............................................           26,753            59,344            23,547
                                                                               --------------    --------------    --------------
    Total expenses .........................................................          249,700           553,881           219,772
                                                                               --------------    --------------    --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           49,490            97,425            30,696
  Administrative expense fees ..............................................            6,187            12,179             3,837
                                                                               --------------    --------------    --------------
    Total expenses .........................................................           55,677           109,604            34,533
                                                                               --------------    --------------    --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -                 7                44
  Administrative expense fees ..............................................                -                 1                 4
                                                                               --------------    --------------    --------------
    Total expenses .........................................................                -                 8                48
                                                                               --------------    --------------    --------------

           Total expenses ..................................................          305,377           663,493           254,353
                                                                               --------------    --------------    --------------
    NET INVESTMENT INCOME (LOSS) ...........................................         (305,377)         (244,621)          (35,186)
                                                                               --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -           156,905                 -
  Net realized gain (loss) from sales of investments .......................        1,511,380         1,834,822           599,852
                                                                               --------------    --------------    --------------
    Net realized gain (loss) ...............................................        1,511,380         1,991,727           599,852
  Change in unrealized gain (loss) .........................................         (616,605)        2,439,246         1,137,351
                                                                               --------------    --------------    --------------
    Net realized and unrealized gain (loss) ................................          894,775         4,430,973         1,737,203
                                                                               --------------    --------------    --------------
    Net increase (decrease) in net assets from operations ..................   $      589,398    $    4,186,352    $    1,702,017
                                                                               ==============    ==============    ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

For the Year Ended December 31, 2005

                                                                                   JANUS             JANUS             JANUS
                                                                                   ASPEN             ASPEN             ASPEN
                                                                                 GROWTH AND      INTERNATIONAL       LARGE CAP
                                                                                   INCOME            GROWTH            GROWTH
                                                                                  SERVICE           SERVICE           SERVICE
                                                                                   SHARES            SHARES          SHARES (b)
                                                                               --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends ................................................................   $       52,655    $      149,185    $       23,272
                                                                               --------------    --------------    --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          148,712           135,128           156,551
  Administrative expense fees ..............................................           17,846            16,216            18,786
                                                                               --------------    --------------    --------------
    Total expenses .........................................................          166,558           151,344           175,337
                                                                               --------------    --------------    --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           28,841            36,223            70,386
  Administrative expense fees ..............................................            3,606             4,528             8,798
                                                                               --------------    --------------    --------------
    Total expenses .........................................................           32,447            40,751            79,184
                                                                               --------------    --------------    --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -                 -                 -
  Administrative expense fees ..............................................                -                 -                 -
                                                                               --------------    --------------    --------------
    Total expenses .........................................................                -                 -                 -
                                                                               --------------    --------------    --------------

           Total expenses ..................................................          199,005           192,095           254,521
                                                                               --------------    --------------    --------------
    Net investment income (loss) ...........................................         (146,350)          (42,910)         (231,249)
                                                                               --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -                 -                 -
  Net realized gain (loss) from sales of investments .......................          477,199         1,346,464           152,147
                                                                               --------------    --------------    --------------
    Net realized gain (loss) ...............................................          477,199         1,346,464           152,147
  Change in unrealized gain (loss) .........................................        1,151,096         2,707,259           470,291
                                                                               --------------    --------------    --------------
    Net realized and unrealized gain (loss) ................................        1,628,295         4,053,723           622,438
                                                                               --------------    --------------    --------------
    Net increase (decrease) in net assets from operations ..................   $    1,481,945    $    4,010,813    $      391,189
                                                                               ==============    ==============    ==============

                                                                                    JANUS
                                                                                    ASPEN             MFS               MFS
                                                                                   MID CAP          MID CAP             NEW
                                                                                    GROWTH           GROWTH          DISCOVERY
                                                                                   SERVICE          SERVICE           SERVICE
                                                                                    SHARES           CLASS             CLASS
                                                                               --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends ................................................................   $            -    $            -    $            -
                                                                               --------------    --------------    --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................           44,687            64,348            22,459
  Administrative expense fees ..............................................            5,363             7,722             2,695
                                                                               --------------    --------------    --------------
    Total expenses .........................................................           50,050            72,070            25,154
                                                                               --------------    --------------    --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           20,890            12,705             5,638
  Administrative expense fees ..............................................            2,611             1,588               704
                                                                               --------------    --------------    --------------
    Total expenses .........................................................           23,501            14,293             6,342
                                                                               --------------    --------------    --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -                 -                 -
  Administrative expense fees ..............................................                -                 -                 -
                                                                               --------------    --------------    --------------
    Total expenses .........................................................                -                 -                 -
                                                                               --------------    --------------    --------------

           Total expenses ..................................................           73,551            86,363            31,496
                                                                               --------------    --------------    --------------
    Net investment income (loss) ...........................................          (73,551)          (86,363)          (31,496)
                                                                               --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -                 -                 -
  Net realized gain (loss) from sales of investments .......................          510,784           265,040            81,442
                                                                               --------------    --------------    --------------
    Net realized gain (loss) ...............................................          510,784           265,040            81,442
  Change in unrealized gain (loss) .........................................           85,469          (148,296)           (6,364)
                                                                               --------------    --------------    --------------
    Net realized and unrealized gain (loss) ................................          596,253           116,744            75,078
                                                                               --------------    --------------    --------------
    Net increase (decrease) in net assets from operations ..................   $      522,702    $       30,381    $       43,582
                                                                               ==============    ==============    ==============

                                                                                    MFS
                                                                                   TOTAL
                                                                                   RETURN
                                                                                  SERVICE
                                                                                   CLASS
                                                                               --------------
INVESTMENT INCOME:
  Dividends ................................................................   $      462,196
                                                                               --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          268,866
  Administrative expense fees ..............................................           32,264
                                                                               --------------
    Total expenses .........................................................          301,130
                                                                               --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           39,572
  Administrative expense fees ..............................................            4,947
                                                                               --------------
    Total expenses .........................................................           44,519
                                                                               --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................              483
  Administrative expense fees ..............................................               46
                                                                               --------------
    Total expenses .........................................................              529
                                                                               --------------

           Total expenses ..................................................          346,178
                                                                               --------------
    Net investment income (loss) ...........................................          116,018
                                                                               --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................          993,935
  Net realized gain (loss) from sales of investments .......................          411,673
                                                                               --------------
    Net realized gain (loss) ...............................................        1,405,608
  Change in unrealized gain (loss) .........................................       (1,174,631)
                                                                               --------------
    Net realized and unrealized gain (loss) ................................          230,977
                                                                               --------------
    Net increase (decrease) in net assets from operations ..................   $      346,995
                                                                               ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

For the Year Ended December 31, 2005

                                                                                                                  OPPENHEIMER
                                                                                     MFS         OPPENHEIMER        CAPITAL
                                                                                  UTILITIES        BALANCED       APPRECIATION
                                                                                   SERVICE         SERVICE          SERVICE
                                                                                    CLASS           SHARES           SHARES
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $       35,236   $       75,162   $       62,709
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................           99,593           58,378          105,620
  Administrative expense fees ..............................................           11,951            7,005           12,675
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          111,544           65,383          118,295
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................            8,435            2,944           17,410
  Administrative expense fees ..............................................            1,054              368            2,177
                                                                               --------------   --------------   --------------
    Total expenses .........................................................            9,489            3,312           19,587
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -              137               67
  Administrative expense fees ..............................................                -               13                6
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -              150               73
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          121,033           68,845          137,955
                                                                               --------------   --------------   --------------
    Net investment income (loss) ...........................................          (85,797)           6,317          (75,246)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -          169,406                -
  Net realized gain (loss) from sales of investments .......................          570,663           83,246          165,554
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................          570,663          252,652          165,554
  Change in unrealized gain (loss) .........................................          717,185         (155,257)         354,456
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................        1,287,848           97,395          520,010
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $    1,202,051   $      103,712   $      444,764
                                                                               ==============   ==============   ==============

                                                                                OPPENHEIMER      OPPENHEIMER
                                                                                   GLOBAL            HIGH         OPPENHEIMER
                                                                                 SECURITIES         INCOME        MAIN STREET
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                   SHARES           SHARES           SHARES
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $      160,799   $      834,159   $       73,204
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          224,948          134,442           67,667
  Administrative expense fees ..............................................           26,994           16,133            8,120
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          251,942          150,575           75,787
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           37,461           21,976            8,533
  Administrative expense fees ..............................................            4,683            2,747            1,067
                                                                               --------------   --------------   --------------
    Total expenses .........................................................           42,144           24,723            9,600
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................               82              492              137
  Administrative expense fees ..............................................                8               46               13
                                                                               --------------   --------------   --------------
    Total expenses .........................................................               90              538              150
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          294,176          175,836           85,537
                                                                               --------------   --------------   --------------
    Net investment income (loss) ...........................................         (133,377)         658,323          (12,333)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -                -                -
  Net realized gain (loss) from sales of investments .......................          545,085          244,976          238,190
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................          545,085          244,976          238,190
  Change in unrealized gain (loss) .........................................        2,438,624         (847,904)          28,688
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................        2,983,709         (602,928)         266,878
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $    2,850,332   $       55,395   $      254,545
                                                                               ==============   ==============   ==============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

For the Year Ended December 31, 2005

                                                                                                   PIONEER          SCUDDER
                                                                                                 REAL ESTATE       TECHNOLOGY
                                                                                  PIONEER           SHARES           GROWTH
                                                                                  FUND VCT           VCT           SERIES II
                                                                                  CLASS II         CLASS II         CLASS A
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $      133,646   $      871,183   $       36,617
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          109,713          286,649           67,882
  Administrative expense fees ..............................................           13,165           34,398            8,146
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          122,878          321,047           76,028
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           41,225           68,248           22,056
  Administrative expense fees ..............................................            5,153            8,531            2,757
                                                                               --------------   --------------   --------------
    Total expenses .........................................................           46,378           76,779           24,813
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -                -                -
  Administrative expense fees ..............................................                -                -                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -                -                -
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          169,256          397,826          100,841
                                                                               --------------   --------------   --------------
    Net investment income (loss) ...........................................          (35,610)         473,357          (64,224)
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................                -        1,032,652                -
  Net realized gain (loss) from sales of investments .......................          351,861        2,192,096          213,306
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................          351,861        3,224,748          213,306
  Change in unrealized gain (loss) .........................................          178,818         (104,609)        (144,172)
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................          530,679        3,120,139           69,134
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $      495,069   $    3,593,496   $        4,910
                                                                               ==============   ==============   ==============

                                                                                                     SVS
                                                                                                    DREMAN
                                                                                  SCUDDER         FINANCIAL         T. ROWE
                                                                                    VIT            SERVICES          PRICE
                                                                                 SMALL CAP        SERIES II      INTERNATIONAL
                                                                                   INDEX           CLASS A           STOCK
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ................................................................   $       92,930   $      194,044   $    1,047,097
                                                                               --------------   --------------   --------------

EXPENSES:
Allmerica Select Resource, Allmerica Select Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Mortality and expense risk fees ..........................................          126,108           99,803          708,938
  Administrative expense fees ..............................................           15,133           11,977           85,073
                                                                               --------------   --------------   --------------
    Total expenses .........................................................          141,241          111,780          794,011
                                                                               --------------   --------------   --------------

Allmerica Select Acclaim:
  Mortality and expense risk fees ..........................................           45,891           23,114          156,908
  Administrative expense fees ..............................................            5,736            2,890           19,614
                                                                               --------------   --------------   --------------
    Total expenses .........................................................           51,627           26,004          176,522
                                                                               --------------   --------------   --------------

Allmerica Optim-L:
  Mortality and expense risk fees ..........................................                -                -                -
  Administrative expense fees ..............................................                -                -                -
                                                                               --------------   --------------   --------------
    Total expenses .........................................................                -                -                -
                                                                               --------------   --------------   --------------

           Total expenses ..................................................          192,868          137,784          970,533
                                                                               --------------   --------------   --------------
    Net investment income (loss) ...........................................          (99,938)          56,260           76,564
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor .......................          398,564                -          227,630
  Net realized gain (loss) from sales of investments .......................        1,322,085          394,543        3,678,652
                                                                               --------------   --------------   --------------
    Net realized gain (loss) ...............................................        1,720,649          394,543        3,906,282
  Change in unrealized gain (loss) .........................................       (1,216,960)        (673,048)       5,120,663
                                                                               --------------   --------------   --------------
    Net realized and unrealized gain (loss) ................................          503,689         (278,505)       9,026,945
                                                                               --------------   --------------   --------------
    Net increase (decrease) in net assets from operations ..................   $      403,751   $     (222,245)  $    9,103,509
                                                                               ==============   ==============   ==============

(a)  Subsequent event. See Notes 1 and 7.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    AIT                          AIT
                                                                                   CORE                         EQUITY
                                                                                  EQUITY                        INDEX
                                                                            SERVICE SHARES (a)            SERVICE SHARES (a)
                                                                                YEAR ENDED                    YEAR ENDED
                                                                               DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005           2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (18,295) $     (10,878) $     (63,606) $     272,149
  Net realized gain (loss) ..........................................        321,376        210,660      9,555,551      7,034,231
  Change in unrealized gain (loss) ..................................       (185,775)        80,944     (5,586,227)     6,679,359
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        117,306        280,726      3,905,718     13,985,739
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          3,673          7,417        224,792        401,256
  Withdrawals .......................................................       (550,666)      (354,663)   (20,793,875)   (20,044,978)
  Contract benefits .................................................        (44,828)       (19,703)    (4,677,254)    (4,479,203)
  Contract charges ..................................................         (7,085)        (6,633)      (175,868)      (194,620)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................        184,852        146,773     (7,400,047)      (832,228)
  Other transfers from (to) the General Account .....................        (15,701)        12,999       (473,896)          (954)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..       (429,755)      (213,810)   (33,296,148)   (25,150,727)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................       (312,449)        66,916    (29,390,430)   (11,164,988)

NET ASSETS:
 Beginning of year ..................................................      3,191,313      3,124,397    167,628,851    178,793,839
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $   2,878,864  $   3,191,313  $ 138,238,421  $ 167,628,851
                                                                       =============  =============  =============  =============

                                                                                   AIT
                                                                                GOVERNMENT
                                                                                  BOND
                                                                            SERVICE SHARES (a)
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                            2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     528,425  $     699,912
  Net realized gain (loss) ..........................................       (295,353)      (312,718)
  Change in unrealized gain (loss) ..................................       (205,287)      (130,070)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............         27,785        257,124
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         28,868         75,225
  Withdrawals .......................................................     (3,699,227)    (4,373,398)
  Contract benefits .................................................       (616,910)      (721,405)
  Contract charges ..................................................        (45,599)       (54,688)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................        684,905    (12,335,377)
  Other transfers from (to) the General Account .....................          6,326     (2,620,011)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (3,641,637)   (20,029,654)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................     (3,613,852)   (19,772,530)

NET ASSETS:
 Beginning of year ..................................................     26,505,160     46,277,690
                                                                       -------------  -------------
 End of year ........................................................  $  22,891,308  $  26,505,160
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                                AIT
                                                                                                               SELECT
                                                                                   AIT                        CAPITAL
                                                                               MONEY MARKET                 APPRECIATION
                                                                            SERVICE SHARES (a)            SERVICE SHARES (a)
                                                                                YEAR ENDED                   YEAR ENDED
                                                                               DECEMBER 31,                 DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005          2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $   1,354,496  $    (692,053) $  (1,291,558) $  (1,389,785)
  Net realized gain (loss) ..........................................         33,749              -     25,691,005     11,563,441
  Change in unrealized gain (loss) ..................................              -              -    (13,535,602)     5,260,688
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............      1,388,245       (692,053)    10,863,845     15,434,344
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................        456,243        605,934        157,303        248,813
  Withdrawals .......................................................    (31,637,516)   (34,084,248)   (14,541,704)   (13,082,130)
  Contract benefits .................................................     (5,165,016)    (5,265,757)    (2,235,422)    (2,358,058)
  Contract charges ..................................................       (186,869)      (220,856)       (98,726)      (103,484)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     16,603,071      1,329,815     (3,281,746)    (1,944,125)
  Other transfers from (to) the General Account .....................      2,238,076     (1,895,332)      (876,534)      (497,583)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..    (17,692,011)   (39,530,444)   (20,876,829)   (17,736,567)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................    (16,303,766)   (40,222,497)   (10,012,984)    (2,302,223)

NET ASSETS:
 Beginning of year ..................................................    113,550,086    153,772,583    101,199,101    103,501,324
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  97,246,320  $ 113,550,086  $  91,186,117  $ 101,199,101
                                                                       =============  =============  =============  =============

                                                                                   AIT
                                                                                  SELECT
                                                                                  GROWTH
                                                                             SERVICE SHARES (a)
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $  (1,931,441) $  (2,780,181)
  Net realized gain (loss) ..........................................     (2,663,222)    (5,760,329)
  Change in unrealized gain (loss) ..................................     12,932,126     18,940,015
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............      8,337,463     10,399,505
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................        386,932        688,934
  Withdrawals .......................................................    (26,280,624)   (26,603,091)
  Contract benefits .................................................     (5,259,762)    (5,015,172)
  Contract charges ..................................................       (172,771)      (203,875)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (9,319,000)    (8,282,998)
  Other transfers from (to) the General Account .....................       (935,506)      (961,099)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..    (41,580,731)   (40,377,301)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................    (33,243,268)   (29,977,796)

NET ASSETS:
 Beginning of year ..................................................    188,707,374    218,685,170
                                                                       -------------  -------------
 End of year ........................................................  $ 155,464,106  $ 188,707,374
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                 AIT                             AIT
                                                                                SELECT                    SELECT INVESTMENT
                                                                             INTERNATIONAL                      GRADE
                                                                                EQUITY                         INCOME
                                                                           SERVICE SHARES (a)             SERVICE SHARES (a)
                                                                               YEAR ENDED                     YEAR ENDED
                                                                              DECEMBER 31,                   DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2005           2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $      10,875  $    (177,889) $   5,367,104  $   7,506,728
  Net realized gain (loss) ..........................................      5,322,417      2,826,812     (1,454,723)     2,062,558
   Change in unrealized gain (loss) .................................      4,473,565     10,600,692     (3,230,597)    (4,833,149)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............      9,806,857     13,249,615        681,784      4,736,137
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................        218,848        322,681        179,062        396,275
  Withdrawals .......................................................    (14,930,194)   (15,194,751)   (21,835,652)   (25,287,533)
  Contract benefits .................................................     (1,945,308)    (2,425,138)    (4,308,074)    (5,965,389)
  Contract charges ..................................................       (131,130)      (147,058)      (248,319)      (298,354)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (8,031,365)    (8,820,016)      (241,088)   (13,205,287)
  Other transfers from (to) the General Account .....................       (722,307)      (812,908)      (684,479)    (4,159,952)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..    (25,541,456)   (27,077,190)   (27,138,550)   (48,520,240)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................    (15,734,599)   (13,827,575)   (26,456,766)   (43,784,103)

NET ASSETS:
 Beginning of year ..................................................    111,284,983    125,112,558    177,618,216    221,402,319
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  95,550,384  $ 111,284,983  $ 151,161,450  $ 177,618,216
                                                                       =============  =============  =============  =============

                                                                                   AIT
                                                                                  SELECT
                                                                                  VALUE
                                                                               OPPORTUNITY
                                                                           SERVICE SHARES (a)
                                                                               YEAR ENDED
                                                                              DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $  (1,226,859) $  (1,281,326)
  Net realized gain (loss) ..........................................     22,824,337     10,427,569
   Change in unrealized gain (loss) .................................    (17,127,942)     6,020,946
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............      4,469,536     15,167,189
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................        124,280        202,995
  Withdrawals .......................................................    (10,597,260)   (10,643,969)
  Contract benefits .................................................     (2,447,937)    (2,415,666)
  Contract charges ..................................................       (113,558)      (125,009)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (4,828,959)    (5,664,063)
  Other transfers from (to) the General Account .....................     (1,016,260)      (561,467)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..    (18,879,694)   (19,207,179)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................    (14,410,158)    (4,039,990)

NET ASSETS:
 Beginning of year ..................................................     97,114,997    101,154,987
                                                                       -------------  -------------
 End of year ........................................................  $  82,704,839  $  97,114,997
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                AIM V.I.
                                                                               AGGRESSIVE                    AIM V.I. BASIC
                                                                             GROWTH SERIES I                 VALUE SERIES II
                                                                               YEAR ENDED                       YEAR ENDED
                                                                               DECEMBER 31,                    DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005          2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $    (160,377) $    (184,868) $    (165,023) $    (189,446)
  Net realized gain (loss) ..........................................        396,100        230,762        993,656        681,883
  Change in unrealized gain (loss)  .................................        180,440      1,243,063       (442,719)       656,394
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        416,163      1,288,957        385,914      1,148,831
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         23,628         43,157         16,015         26,324
  Withdrawals .......................................................     (1,358,660)    (1,761,625)    (1,466,759)    (1,464,864)
  Contract benefits .................................................       (161,783)      (724,479)      (296,879)      (117,442)
  Contract charges ..................................................        (25,065)       (28,381)       (26,660)       (28,980)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (1,081,081)      (498,802)    (1,474,233)     1,533,085
  Other transfers from (to) the General Account .....................        (75,125)       (36,191)       (26,230)       238,914
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (2,678,086)    (3,006,321)    (3,274,746)       187,037
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................     (2,261,923)    (1,717,364)    (2,888,832)     1,335,868

NET ASSETS:
 Beginning of year ..................................................     13,168,649     14,886,013     13,890,387     12,554,519
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  10,906,726  $  13,168,649  $  11,001,555  $  13,890,387
                                                                       =============  =============  =============  =============

                                                                                 AIM V.I.
                                                                            BLUE CHIP SERIES I
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $    (132,251) $    (230,549)
  Net realized gain (loss) ..........................................         32,198       (255,386)
  Change in unrealized gain (loss)  .................................        358,133        929,517
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............        258,080        443,582
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         18,265         38,220
  Withdrawals .......................................................     (1,989,745)    (1,580,526)
  Contract benefits .................................................       (375,625)      (548,320)
  Contract charges ..................................................        (31,116)       (36,076)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................         18,574       (137,102)
  Other transfers from (to) the General Account .....................       (273,266)        53,227
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (2,632,913)    (2,210,577)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................     (2,374,833)    (1,766,995)

NET ASSETS:
 Beginning of year ..................................................     16,851,002     18,617,997
                                                                       -------------  -------------
 End of year ........................................................  $  14,476,169  $  16,851,002
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                AIM V.I.                       AIM V.I.
                                                                                CAPITAL                        DYNAMICS
                                                                          DEVELOPMENT SERIES II                SERIES I
                                                                               YEAR ENDED                     YEAR ENDED
                                                                               DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005          2004           2005            2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (26,054) $     (28,465) $     (90,334) $     (98,459)
  Net realized gain (loss) ..........................................        115,831        139,822        454,895        193,989
  Change in unrealized gain (loss)  .................................         33,996         96,873        150,850        714,291
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        123,773        208,230        515,411        809,821
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          1,893          2,376          8,945         12,236
  Withdrawals .......................................................       (354,361)      (149,828)      (650,273)      (601,750)
  Contract benefits .................................................        (27,637)       (11,643)      (175,625)       (95,798)
  Contract charges ..................................................         (4,076)        (4,141)       (13,566)       (14,335)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................       (237,363)       (87,871)    (1,232,522)      (277,389)
  Other transfers from (to) the General Account .....................          8,757        269,392        (40,863)         1,670
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..       (612,787)        18,285     (2,103,904)      (975,366)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................       (489,014)       226,515     (1,588,493)      (165,545)

NET ASSETS:
 Beginning of year ..................................................      2,180,050      1,953,535      7,496,414      7,661,959
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $   1,691,036  $   2,180,050  $   5,907,921  $   7,496,414
                                                                       =============  =============  =============  =============

                                                                                 AIM V.I.
                                                                                  GLOBAL
                                                                                  HEALTH
                                                                             CARE SERIES I (b)
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $    (127,710) $    (147,313)
  Net realized gain (loss) ..........................................        268,992        175,986
  Change in unrealized gain (loss)  .................................        405,420        579,762
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............        546,702        608,435
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         18,500         29,696
  Withdrawals .......................................................     (1,040,534)    (1,057,884)
  Contract benefits .................................................       (264,664)      (222,518)
  Contract charges ..................................................        (19,874)       (22,108)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................       (418,159)      (502,308)
  Other transfers from (to) the General Account .....................          2,147         16,700
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (1,722,584)    (1,758,422)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................     (1,175,882)    (1,149,987)

NET ASSETS:
 Beginning of year ..................................................     10,127,959     11,277,946
                                                                       -------------  -------------
 End of year ........................................................  $   8,952,077  $  10,127,959
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                             ALLIANCE-
                                                                                AIM V.I.                     BERNSTEIN
                                                                                PREMIER                        GLOBAL
                                                                             EQUITY SERIES I            TECHNOLOGY CLASS B (b)
                                                                                YEAR ENDED                    YEAR ENDED
                                                                               DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005          2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (98,435) $    (179,613) $     (23,535) $     (33,693)
  Net realized gain (loss) ..........................................       (188,022)      (494,410)        69,687        121,321
  Change in unrealized gain (loss)  .................................        911,709      1,353,421        (16,613)       (80,029)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        625,252        679,398         29,539          7,599
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         22,668         33,029          6,839          5,723
  Withdrawals .......................................................     (1,767,780)    (2,089,802)      (267,951)      (316,291)
  Contract benefits .................................................       (426,447)      (457,471)       (31,339)       (20,295)
  Contract charges ..................................................        (33,955)       (39,550)        (3,653)        (5,618)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................       (481,372)    (1,592,948)       (74,721)      (474,505)
  Other transfers from (to) the General Account .....................       (128,696)       (43,200)        70,329        187,443
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (2,815,582)    (4,189,942)      (300,496)      (623,543)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................     (2,190,330)    (3,510,544)      (270,957)      (615,944)

NET ASSETS:
 Beginning of year ..................................................     17,247,544     20,758,088      1,770,148      2,386,092
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  15,057,214  $  17,247,544  $   1,499,191  $   1,770,148
                                                                       =============  =============  =============  =============

                                                                                ALLIANCE-
                                                                                BERNSTEIN
                                                                                 GROWTH
                                                                                AND INCOME
                                                                                 CLASS B
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (76,080) $    (583,437)
  Net realized gain (loss) ..........................................      2,495,273        899,558
  Change in unrealized gain (loss)  .................................       (114,288)     7,651,736
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............      2,304,905      7,967,857
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................        114,687        188,689
  Withdrawals .......................................................     (8,941,954)    (8,528,062)
  Contract benefits .................................................     (2,507,352)    (2,147,181)
  Contract charges ..................................................       (166,648)      (183,778)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (4,650,350)    (3,670,680)
  Other transfers from (to) the General Account .....................         60,005        (71,612)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..    (16,091,612)   (14,412,624)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................    (13,786,707)    (6,444,767)

NET ASSETS:
 Beginning of year ..................................................     87,900,856     94,345,623
                                                                       -------------  -------------
 End of year ........................................................  $  74,114,149  $  87,900,856
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                               ALLIANCE-                    ALLIANCE-
                                                                               BERNSTEIN                    BERNSTEIN
                                                                            LARGE CAP GROWTH              LARGE CAP GROWTH
                                                                              CLASS A (b)                   CLASS B (b)
                                                                               YEAR ENDED                   YEAR ENDED
                                                                              DECEMBER 31,                 DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005          2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $    (446,359) $    (472,631) $    (177,979) $    (206,935)
  Net realized gain (loss) ..........................................     (2,380,603)    (2,298,675)       126,253       (180,677)
  Change in unrealized gain (loss)  .................................      6,750,447      5,028,990      1,493,622      1,355,067
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............      3,923,485      2,257,684      1,441,896        967,455
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         37,308         61,742         10,532         49,617
  Withdrawals .......................................................     (3,154,813)    (2,528,005)    (2,228,226)    (2,074,553)
  Contract benefits .................................................       (761,107)      (755,842)      (186,258)      (402,935)
  Contract charges ..................................................        (81,378)       (86,593)       (25,104)       (29,483)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (1,159,824)      (548,583)       (62,581)      (101,466)
  Other transfers from (to) the General Account .....................       (215,968)       (42,446)        12,544         58,924
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (5,335,782)    (3,899,727)    (2,479,093)    (2,499,896)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................     (1,412,297)    (1,642,043)    (1,037,197)    (1,532,441)

NET ASSETS:
 Beginning of year ..................................................     34,011,119     35,653,162     14,793,146     16,325,587
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  32,598,822  $  34,011,119  $  13,755,949  $  14,793,146
                                                                       =============  =============  =============  =============

                                                                               ALLIANCE-
                                                                               BERNSTEIN
                                                                                 SMALL/
                                                                              MID-CAP VALUE
                                                                               CLASS B (b)
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (93,724) $    (116,891)
  Net realized gain (loss) ..........................................      1,288,111        611,105
  Change in unrealized gain (loss)  .................................       (691,068)     1,007,325
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............        503,319      1,501,539
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         55,299          6,567
  Withdrawals .......................................................     (1,801,403)      (597,812)
  Contract benefits .................................................        (83,905)       (84,715)
  Contract charges ..................................................        (21,932)       (16,372)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (1,316,698)     5,062,456
  Other transfers from (to) the General Account .....................        222,878        324,261
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (2,945,761)     4,694,385
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................     (2,442,442)     6,195,924

NET ASSETS:
 Beginning of year ..................................................     12,374,277      6,178,353
                                                                       -------------  -------------
 End of year ........................................................  $   9,931,835  $  12,374,277
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  ALLIANCE-                     EATON
                                                                                  BERNSTEIN                    VANCE VT
                                                                                    VALUE                      FLOATING-
                                                                                   CLASS B                    RATE INCOME
                                                                                  YEAR ENDED                  YEAR ENDED
                                                                                 DECEMBER 31,                 DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005          2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (12,296) $     (32,191) $     662,773  $     273,092
  Net realized gain (loss) ..........................................        462,810        333,368         31,194         55,722
  Change in unrealized gain (loss)  .................................       (108,922)       304,641        (83,318)        16,800
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        341,592        605,818        610,649        345,614
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          1,866          7,369         21,207         25,045
  Withdrawals .......................................................       (746,974)      (384,525)    (2,761,064)    (3,899,498)
  Contract benefits .................................................       (265,823)      (117,642)      (515,042)      (479,594)
  Contract charges ..................................................        (13,458)       (10,141)       (40,930)       (39,393)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................      1,401,939      1,805,529      3,133,645      5,821,804
  Other transfers from (to) the General Account .....................        177,245        (89,791)       (69,428)      (107,777)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..        554,795      1,210,799       (231,612)     1,320,587
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................        896,387      1,816,617        379,037      1,666,201

NET ASSETS:
 Beginning of year ..................................................      6,551,377      4,734,760     25,055,157     23,388,956
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $   7,447,764  $   6,551,377  $  25,434,194  $  25,055,157
                                                                       =============  =============  =============  =============

                                                                              EATON VANCE VT
                                                                                WORLDWIDE
                                                                              HEALTH SCIENCES
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $    (198,966) $    (220,531)
  Net realized gain (loss) ..........................................        307,236        200,783
  Change in unrealized gain (loss)  .................................        616,468        710,845
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............        724,738        691,097
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         24,485         35,740
  Withdrawals .......................................................     (1,131,229)    (1,171,327)
  Contract benefits .................................................       (386,238)      (318,664)
  Contract charges ..................................................        (30,651)       (35,490)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................       (372,883)       281,576
  Other transfers from (to) the General Account .....................         18,336         51,126
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (1,878,180)    (1,157,039)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................     (1,153,442)      (465,942)

NET ASSETS:
 Beginning of year ..................................................     15,498,910     15,964,852
                                                                       -------------  -------------
 End of year ........................................................  $  14,345,468  $  15,498,910
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                             FIDELITY VIP
                                                                                FIDELITY                      CONTRAFUND
                                                                             VIP CONTRAFUND                 SERVICE CLASS 2
                                                                                YEAR ENDED                     YEAR ENDED
                                                                               DECEMBER 31,                   DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2005           2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $    (503,998) $    (357,335) $    (139,518) $    (108,727)
  Net realized gain (loss) ..........................................      1,314,916        678,650        512,006        462,295
  Change in unrealized gain (loss)  .................................      5,872,908      4,211,186      1,255,222        924,279
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............      6,683,826      4,532,501      1,627,710      1,277,847
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         69,139         84,822         18,726         53,003
  Withdrawals .......................................................     (4,408,960)    (2,531,494)    (1,139,221)      (801,239)
  Contract benefits .................................................       (548,999)      (706,154)      (190,397)      (150,300)
  Contract charges ..................................................        (76,508)       (55,963)       (29,070)       (25,147)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     10,737,897      8,274,519      2,641,079      1,585,178
  Other transfers from (to) the General Account .....................        427,647        727,797         53,842        202,354
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..      6,200,216      5,793,527      1,354,959        863,849
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................     12,884,042     10,326,028      2,982,669      2,141,696

NET ASSETS:
 Beginning of year ..................................................     39,318,086     28,992,058     10,644,161      8,502,465
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  52,202,128  $  39,318,086  $  13,626,830  $  10,644,161
                                                                       =============  =============  =============  =============

                                                                                 FIDELITY
                                                                                    VIP
                                                                               EQUITY- INCOME
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                       ----------------------------
                                                                           2005            2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     482,946  $     364,580
  Net realized gain (loss) ..........................................      7,891,980      1,416,982
  Change in unrealized gain (loss)  .................................     (2,790,372)    13,699,407
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............      5,584,554     15,480,969
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................        202,570        349,147
  Withdrawals .......................................................    (21,324,047)   (18,677,127)
  Contract benefits .................................................     (5,853,002)    (4,484,310)
  Contract charges ..................................................       (165,561)      (182,558)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (6,131,115)    (2,057,957)
  Other transfers from (to) the General Account .....................     (1,804,835)      (409,920)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..    (35,075,990)   (25,462,725)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................    (29,491,436)    (9,981,756)

NET ASSETS:
 Beginning of year ..................................................    166,258,973    176,240,729
                                                                       -------------  -------------
 End of year ........................................................  $ 136,767,537  $ 166,258,973
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                              FIDELITY VIP
                                                                                 EQUITY-
                                                                              INCOME SERVICE                   FIDELITY
                                                                                 CLASS 2                      VIP GROWTH
                                                                                YEAR ENDED                    YEAR ENDED
                                                                                DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005           2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $      25,769  $      28,808  $    (825,488) $  (1,333,670)
  Net realized gain (loss) ..........................................      1,100,784        526,559     (7,894,342)    (7,803,476)
  Change in unrealized gain (loss)  .................................       (562,872)     1,038,817     11,990,819     10,719,827
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        563,681      1,594,184      3,270,989      1,582,681
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          7,805         49,141        173,348        381,036
  Withdrawals .......................................................     (1,649,731)    (1,782,375)   (13,195,590)   (12,896,920)
  Contract benefits .................................................       (173,168)      (437,531)    (4,495,951)    (3,034,475)
  Contract charges ..................................................        (44,850)       (52,480)      (112,063)      (136,123)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (1,716,082)      (491,261)    (6,076,237)    (2,293,365)
  Other transfers from (to) the General Account .....................          3,019        129,946       (963,864)      (795,267)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (3,573,007)    (2,584,560)   (24,670,357)   (18,775,114)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................     (3,009,326)      (990,376)   (21,399,368)   (17,192,433)

NET ASSETS:
 Beginning of year ..................................................     17,410,584     18,400,960    109,960,414    127,152,847
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  14,401,258  $  17,410,584  $  88,561,046  $ 109,960,414
                                                                       =============  =============  =============  =============

                                                                                FIDELITY
                                                                               VIP GROWTH
                                                                             SERVICE CLASS 2
                                                                               YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (64,420) $     (98,867)
  Net realized gain (loss) ..........................................        106,173         62,389
  Change in unrealized gain (loss)  .................................        121,634        117,585
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............        163,387         81,107
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          5,868         64,695
  Withdrawals .......................................................       (849,166)      (822,552)
  Contract benefits .................................................        (39,962)      (212,993)
  Contract charges ..................................................        (18,331)       (21,605)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (1,318,264)       121,208
  Other transfers from (to) the General Account .....................         (2,215)       600,556
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (2,222,070)      (270,691)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................     (2,058,683)      (189,584)

NET ASSETS:
 Beginning of year ..................................................      7,875,816      8,065,400
                                                                       -------------  -------------
 End of year ........................................................  $   5,817,133  $   7,875,816
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                             FIDELITY VIP
                                                                                 FIDELITY                  GROWTH & INCOME
                                                                                   VIP                         SERVICE
                                                                             GROWTH & INCOME                   CLASS 2
                                                                               YEAR ENDED                    YEAR ENDED
                                                                               DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2005           2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $      19,060  $     (64,427) $       2,002  $     (18,081)
  Net realized gain (loss) ..........................................        347,194        235,119        105,645         71,195
  Change in unrealized gain (loss)  .................................        293,210        343,036         30,837         75,380
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        659,464        513,728        138,484        128,494
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         22,726         33,204          6,615          2,390
  Withdrawals .......................................................     (1,324,341)    (1,284,970)      (306,258)      (266,145)
  Contract benefits .................................................       (302,273)      (480,347)      (302,328)       (70,892)
  Contract charges ..................................................        (20,394)       (23,206)        (6,283)        (8,430)
  Transfers between sub-accounts (including Separate Account GPA),
   net                                                                      (135,754)      (296,609)      (283,229)       123,347
  Other transfers from (to) the General Account .....................         73,008        304,706         18,743          1,079
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (1,687,028)    (1,747,222)      (872,740)      (218,651)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................     (1,027,564)    (1,233,494)      (734,256)       (90,157)

NET ASSETS:
 Beginning of year ..................................................     11,992,822     13,226,316      3,070,046      3,160,203
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  10,965,258  $  11,992,822  $   2,335,790  $   3,070,046
                                                                       =============  =============  =============  =============

                                                                                FIDELITY
                                                                                   VIP
                                                                                  HIGH
                                                                                 INCOME
                                                                               YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $   9,572,121  $   6,652,589
  Net realized gain (loss) ..........................................     (1,001,752)    (1,303,694)
  Change in unrealized gain (loss)  .................................     (7,854,271)       720,618
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............        716,098      6,069,513
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................        101,530        158,027
  Withdrawals .......................................................    (10,072,352)   (10,368,896)
  Contract benefits .................................................     (1,985,368)    (2,025,548)
  Contract charges ..................................................        (85,775)      (103,000)
  Transfers between sub-accounts (including Separate Account GPA),
   net                                                                    (4,685,388)    (8,637,004)
  Other transfers from (to) the General Account .....................     (1,321,598)    (2,710,537)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..    (18,048,951)   (23,686,958)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................    (17,332,853)   (17,617,445)

NET ASSETS:
 Beginning of year ..................................................     81,278,900     98,896,345
                                                                       -------------  -------------
 End of year ........................................................  $  63,946,047  $  81,278,900
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                FIDELITY VIP
                                                                                    HIGH
                                                                               INCOME SERVICE                FIDELITY VIP
                                                                                   CLASS 2                      MID CAP
                                                                                 YEAR ENDED                   YEAR ENDED
                                                                                 DECEMBER 31,                 DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005           2004           2005          2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $   1,220,405  $     787,613  $    (724,844) $    (605,618)
  Net realized gain (loss) ..........................................        190,192        387,874      3,981,757      2,941,230
  Change in unrealized gain (loss) ..................................     (1,277,232)      (548,659)     4,855,144      6,734,160
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        133,365        626,828      8,112,057      9,069,772
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          4,456         18,322         64,303         91,270
  Withdrawals .......................................................       (615,347)    (1,055,623)    (5,289,133)    (3,962,287)
  Contract benefits .................................................       (230,432)      (428,661)      (915,573)    (1,380,991)
  Contract charges ..................................................        (21,470)       (24,582)       (88,210)       (73,745)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (1,159,602)      (380,801)     6,162,753      3,615,687
  Other transfers from (to) the General Account .....................        (22,953)      (978,534)      (165,019)       691,050
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (2,045,348)    (2,849,879)      (230,879)    (1,019,016)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................     (1,911,983)    (2,223,051)     7,881,178      8,050,756

NET ASSETS:
 Beginning of year ..................................................     10,152,879     12,375,930     49,545,739     41,494,983
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $   8,240,896  $  10,152,879  $  57,426,917  $  49,545,739
                                                                       =============  =============  =============  =============

                                                                                FIDELITY
                                                                               VIP MID CAP
                                                                             SERVICE CLASS 2
                                                                               YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ---------------------------
                                                                           2005            2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $    (148,771) $    (135,459)
  Net realized gain (loss) ..........................................      1,167,893        840,083
  Change in unrealized gain (loss) ..................................        651,628      1,281,117
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............      1,670,750      1,985,741
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         20,864         14,189
  Withdrawals .......................................................       (938,414)      (899,239)
  Contract benefits .................................................        (71,704)      (243,101)
  Contract charges ..................................................        (28,991)       (26,506)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................      1,251,814       (157,376)
  Other transfers from (to) the General Account .....................        (22,528)       194,833
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..        211,041     (1,117,200)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................      1,881,791        868,541

NET ASSETS:
 Beginning of year ..................................................     10,765,442      9,896,901
                                                                       -------------  -------------
 End of year ........................................................  $  12,647,233  $  10,765,442
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                                FT VIP
                                                                                  FIDELITY                     FRANKLIN
                                                                                    VIP                        LARGE CAP
                                                                             VALUE STRATEGIES              GROWTH SECURITIES
                                                                              SERVICE CLASS 2                  CLASS 2
                                                                                YEAR ENDED                   YEAR ENDED
                                                                                DECEMBER 31,                 DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005           2004          2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (81,528) $    (111,255) $     (44,158) $     (46,018)
  Net realized gain (loss) ..........................................        462,504        422,622        150,803        161,541
  Change in unrealized gain (loss)  .................................       (409,389)       249,611       (131,816)       140,951
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        (28,413)       560,978        (25,171)       256,474
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         17,450         11,168            758          4,842
  Withdrawals .......................................................       (906,204)    (1,411,894)      (579,198)      (436,016)
  Contract benefits .................................................        (22,386)      (102,038)       (46,078)      (107,818)
  Contract charges ..................................................        (10,167)       (14,578)        (7,874)        (7,468)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................       (751,895)       698,946        207,839      1,987,800
  Other transfers from (to) the General Account .....................        (89,047)       186,004          9,002        160,800
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (1,762,249)      (632,392)      (415,551)     1,602,140
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................     (1,790,662)       (71,414)      (440,722)     1,858,614

NET ASSETS:
 Beginning of year ..................................................      7,044,137      7,115,551      5,784,963      3,926,349
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $   5,253,475  $   7,044,137  $   5,344,241  $   5,784,963
                                                                       =============  =============  =============  =============

                                                                                  FT VIP
                                                                                 FRANKLIN
                                                                                 SMALL CAP
                                                                                  VALUE
                                                                            SECURITIES CLASS 2
                                                                               YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (91,016) $    (106,298)
  Net realized gain (loss) ..........................................        989,041        445,015
  Change in unrealized gain (loss)  .................................        108,776      1,463,181
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............      1,006,801      1,801,898
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         26,390         14,640
  Withdrawals .......................................................     (1,540,725)    (1,136,804)
  Contract benefits .................................................       (224,698)      (131,075)
  Contract charges ..................................................        (28,464)       (16,782)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................      3,621,289      5,819,286
  Other transfers from (to) the General Account .....................        272,921        338,594
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..      2,126,713      4,887,859
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................      3,133,514      6,689,757

NET ASSETS:
 Beginning of year ..................................................     12,534,395      5,844,638
                                                                       -------------  -------------
 End of year ........................................................  $  15,667,909  $  12,534,395
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  FT VIP
                                                                              FRANKLIN SMALL-
                                                                                 MID CAP                        FT VIP
                                                                                  GROWTH                     MUTUAL SHARES
                                                                          SECURITIES CLASS 2 (b)          SECURITIES CLASS 2
                                                                                YEAR ENDED                    YEAR ENDED
                                                                               DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2005           2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $    (305,377) $    (342,229) $    (244,621) $    (284,685)
  Net realized gain (loss) ..........................................      1,511,380      1,186,345      1,991,727      1,149,092
  Change in unrealized gain (loss) ..................................       (616,605)     1,267,247      2,439,246      3,885,724
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        589,398      2,111,363      4,186,352      4,750,131
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         16,292         86,652         44,085        103,267
  Withdrawals .......................................................     (2,298,735)    (2,255,162)    (4,429,436)    (5,025,499)
  Contract benefits .................................................       (387,671)      (380,946)    (1,241,007)    (1,040,289)
  Contract charges ..................................................        (43,751)       (50,658)       (80,111)       (77,951)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (1,472,189)    (1,671,347)     4,131,575      1,844,971
  Other transfers from (to) the General Account .....................          5,674        203,355        238,577      1,095,205
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (4,180,380)    (4,068,106)    (1,336,317)    (3,100,296)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................     (3,590,982)    (1,956,743)     2,850,035      1,649,835

NET ASSETS:
 Beginning of year ..................................................     24,042,038     25,998,781     47,487,917     45,838,082
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  20,451,056  $  24,042,038  $  50,337,952  $  47,487,917
                                                                       =============  =============  =============  =============

                                                                                  FT VIP
                                                                                TEMPLETON
                                                                                 FOREIGN
                                                                                SECURITIES
                                                                                  CLASS 2
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (35,186) $     (48,758)
  Net realized gain (loss) ..........................................        599,852        394,755
  Change in unrealized gain (loss) ..................................      1,137,351      1,574,318
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............      1,702,017      1,920,315
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         15,155         20,387
  Withdrawals .......................................................     (1,708,655)      (659,110)
  Contract benefits .................................................       (136,963)      (232,582)
  Contract charges ..................................................        (30,693)       (17,688)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................      5,623,113      5,378,861
  Other transfers from (to) the General Account .....................        352,557        206,328
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..      4,114,514      4,696,196
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................      5,816,531      6,616,511

NET ASSETS:
 Beginning of year ..................................................     14,905,829      8,289,318
                                                                       -------------  -------------
 End of year ........................................................  $  20,722,360  $  14,905,829
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  JANUS
                                                                                  ASPEN                      JANUS ASPEN
                                                                                GROWTH AND                  INTERNATIONAL
                                                                                  INCOME                        GROWTH
                                                                              SERVICE SHARES                SERVICE SHARES
                                                                                YEAR ENDED                    YEAR ENDED
                                                                               DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2005           2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $    (146,350) $    (149,997) $     (42,910) $     (66,597)
  Net realized gain (loss) ..........................................        477,199         60,748      1,346,464        988,387
  Change in unrealized gain (loss)  .................................      1,151,096      1,445,585      2,707,259        976,286
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............      1,481,945      1,356,336      4,010,813      1,898,076
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          9,126         15,220         17,845         22,008
  Withdrawals .......................................................     (1,592,967)    (2,098,466)    (1,596,097)    (1,553,067)
  Contract benefits .................................................       (510,941)      (384,996)      (394,223)      (160,774)
  Contract charges ..................................................        (26,672)       (28,138)       (26,931)       (23,589)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................        908,136       (539,036)     3,620,610       (154,310)
  Other transfers from (to) the General Account .....................         83,592         54,058        196,864         96,294
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (1,129,726)    (2,981,358)     1,818,068     (1,773,438)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................        352,219     (1,625,022)     5,828,881        124,638

NET ASSETS:
 Beginning of year ..................................................     14,561,017     16,186,039     13,218,910     13,094,272
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  14,913,236  $  14,561,017  $  19,047,791  $  13,218,910
                                                                       =============  =============  =============  =============

                                                                                  JANUS
                                                                                  ASPEN
                                                                                LARGE CAP
                                                                                  GROWTH
                                                                            SERVICE SHARES (b)
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $    (231,249) $    (287,558)
  Net realized gain (loss) ..........................................        152,147        (32,316)
  Change in unrealized gain (loss)  .................................        470,291        782,816
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............        391,189        462,942
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         46,223         59,744
  Withdrawals .......................................................     (2,056,680)    (1,984,639)
  Contract benefits .................................................       (469,900)      (740,273)
  Contract charges ..................................................        (42,412)       (48,114)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................       (421,461)      (735,493)
  Other transfers from (to) the General Account .....................        (19,220)        10,128
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (2,963,450)    (3,438,647)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................     (2,572,261)    (2,975,705)

NET ASSETS:
 Beginning of year ..................................................     20,095,700     23,071,405
                                                                       -------------  -------------
 End of year ........................................................  $  17,523,439  $  20,095,700
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  JANUS
                                                                                  ASPEN                          MFS
                                                                                 MID CAP                       MID CAP
                                                                                  GROWTH                        GROWTH
                                                                              SERVICE SHARES                SERVICE CLASS
                                                                                YEAR ENDED                    YEAR ENDED
                                                                               DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2005           2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (73,551) $     (72,211) $     (86,363) $     (99,117)
  Net realized gain (loss) ..........................................        510,784        316,226        265,040        356,240
  Change in unrealized gain (loss)  .................................         85,469        662,744       (148,296)       379,084
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        522,702        906,759         30,381        636,207
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          9,113         24,594          9,621         10,412
  Withdrawals .......................................................       (740,999)      (560,449)      (978,128)    (1,440,256)
  Contract benefits .................................................        (43,589)      (232,553)      (156,388)      (564,182)
  Contract charges ..................................................        (10,931)       (10,247)       (11,825)       (14,630)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................        378,822        154,474       (347,101)     3,508,081
  Other transfers from (to) the General Account .....................          9,789        107,629       (131,288)       258,481
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..       (397,795)      (516,552)    (1,615,109)     1,757,906
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................        124,907        390,207     (1,584,728)     2,394,113

NET ASSETS:
 Beginning of year ..................................................      5,572,661      5,182,454      7,319,584      4,925,471
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $   5,697,568  $   5,572,661  $   5,734,856  $   7,319,584
                                                                       =============  =============  =============  =============

                                                                                    MFS
                                                                                    NEW
                                                                                 DISCOVERY
                                                                              SERVICE CLASS
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (31,496) $     (34,764)
  Net realized gain (loss) ..........................................         81,442         28,818
  Change in unrealized gain (loss)  .................................         (6,364)        94,796
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............         43,582         88,850
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................            689          1,085
  Withdrawals .......................................................       (243,246)      (257,380)
  Contract benefits .................................................         (5,350)       (13,019)
  Contract charges ..................................................         (4,654)        (4,800)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................       (317,469)       647,354
  Other transfers from (to) the General Account .....................        (38,497)        82,582
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..       (608,527)       455,822
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................       (564,945)       544,672

NET ASSETS:
 Beginning of year ..................................................      2,676,174      2,131,502
                                                                       -------------  -------------
 End of year ........................................................  $   2,111,229  $   2,676,174
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                   MFS
                                                                                  TOTAL                          MFS
                                                                                  RETURN                      UTILITIES
                                                                              SERVICE CLASS                 SERVICE CLASS
                                                                                YEAR ENDED                    YEAR ENDED
                                                                               DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2005           2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     116,018  $      18,503  $     (85,797) $     (11,724)
  Net realized gain (loss) ..........................................      1,405,608        426,775        570,663        309,392
  Change in unrealized gain (loss)  .................................     (1,174,631)     1,421,856        717,185        846,446
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        346,995      1,867,134      1,202,051      1,144,114
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         10,288         12,594         16,522          2,157
  Withdrawals .......................................................     (2,479,656)    (1,728,767)      (835,284)      (357,222)
  Contract benefits .................................................       (430,534)      (295,629)      (113,090)       (53,268)
  Contract charges ..................................................        (39,613)       (33,122)       (15,642)        (6,324)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................      5,838,811      5,574,189      3,780,481      2,703,858
  Other transfers from (to) the General Account .....................        145,930        540,273        322,875        326,193
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..      3,045,226      4,069,538      3,155,862      2,615,394
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................      3,392,221      5,936,672      4,357,913      3,759,508

NET ASSETS:
 Beginning of year ..................................................     22,481,179     16,544,507      6,478,317      2,718,809
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  25,873,400  $  22,481,179  $  10,836,230  $   6,478,317
                                                                       =============  =============  =============  =============

                                                                               OPPENHEIMER
                                                                                 BALANCED
                                                                              SERVICE SHARES
                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                       ----------------------------
                                                                           2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $       6,317  $     (17,037)
  Net realized gain (loss) ..........................................        252,652         91,986
  Change in unrealized gain (loss)  .................................       (155,257)       239,168
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............        103,712        314,117
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          1,602          2,525
  Withdrawals .......................................................       (507,203)      (276,222)
  Contract benefits .................................................        (63,753)        (1,141)
  Contract charges ..................................................         (6,429)        (3,682)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................      1,548,472      1,719,360
  Other transfers from (to) the General Account .....................        221,412        151,207
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..      1,194,101      1,592,047
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................      1,297,813      1,906,164

NET ASSETS:
 Beginning of year ..................................................      4,378,765      2,472,601
                                                                       -------------  -------------
 End of year ........................................................  $   5,676,578  $   4,378,765
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                               OPPENHEIMER
                                                                                 CAPITAL                     OPPENHEIMER
                                                                               APPRECIATION                GLOBAL SECURITIES
                                                                              SERVICE SHARES                SERVICE SHARES
                                                                                YEAR ENDED                    YEAR ENDED
                                                                                DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005           2004           2005           2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (75,246) $     (90,414) $    (133,377) $     (39,277)
  Net realized gain (loss) ..........................................        165,554        322,491        545,085        350,826
  Change in unrealized gain (loss)  .................................        354,456        159,535      2,438,624      1,935,524
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        444,764        391,612      2,850,332      2,247,073
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         14,648         19,937         31,379         69,006
  Withdrawals .......................................................     (1,152,203)      (706,920)    (2,353,359)    (1,400,742)
  Contract benefits .................................................       (142,017)      (174,478)      (576,268)      (184,603)
  Contract charges ..................................................        (13,986)       (12,170)       (32,027)       (23,902)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................      3,445,897      2,056,618      8,029,678      7,897,811
  Other transfers from (to) the General Account .....................        295,840        535,962        335,441        623,090
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..      2,448,179      1,718,949      5,434,844      6,980,660
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................      2,892,943      2,110,561      8,285,176      9,227,733

NET ASSETS:
 Beginning of year ..................................................      7,933,590      5,823,029     17,700,075      8,472,342
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $  10,826,533  $   7,933,590  $  25,985,251  $  17,700,075
                                                                       =============  =============  =============  =============

                                                                               OPPENHEIMER
                                                                               HIGH INCOME
                                                                              SERVICE SHARES
                                                                                YEAR ENDED
                                                                                DECEMBER 31,
                                                                       ----------------------------
                                                                            2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     658,323  $     683,179
  Net realized gain (loss) ..........................................        244,976        354,316
  Change in unrealized gain (loss)  .................................       (847,904)      (112,284)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............         55,395        925,211
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         11,957         40,346
  Withdrawals .......................................................     (1,457,772)    (2,511,248)
  Contract benefits .................................................       (300,682)       (98,809)
  Contract charges ..................................................        (21,891)       (22,737)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................       (979,994)     2,100,736
  Other transfers from (to) the General Account .....................       (174,470)      (110,915)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (2,922,852)      (602,627)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................     (2,867,457)       322,584

NET ASSETS:
 Beginning of year ..................................................     14,604,318     14,281,734
                                                                       -------------  -------------
 End of year ........................................................  $  11,736,861  $  14,604,318
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                OPPENHEIMER                    PIONEER
                                                                                MAIN STREET                    FUND VCT
                                                                              SERVICE SHARES                   CLASS II
                                                                                YEAR ENDED                    YEAR ENDED
                                                                                DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005           2004           2005            2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (12,333) $     (42,563) $     (35,610) $     (54,161)
  Net realized gain (loss) ..........................................        238,190        160,581        351,861        102,397
  Change in unrealized gain (loss)  .................................         28,688        302,586        178,818      1,064,206
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............        254,545        420,604        495,069      1,112,442
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          1,616          4,862         10,002         15,250
  Withdrawals .......................................................       (696,936)      (552,603)    (1,018,273)      (851,413)
  Contract benefits .................................................        (82,555)      (134,777)      (296,725)      (331,490)
  Contract charges ..................................................        (11,177)       (12,051)       (22,632)       (23,422)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................         84,826        947,602        510,208      2,082,999
  Other transfers from (to) the General Account .....................         21,475        424,666        (55,836)        55,989
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..       (682,751)       677,699       (873,256)       947,913
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................       (428,206)     1,098,303       (378,187)     2,060,355

NET ASSETS:
 Beginning of year ..................................................      6,488,064      5,389,761     12,962,631     10,902,276
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $   6,059,858  $   6,488,064  $  12,584,444  $  12,962,631
                                                                       =============  =============  =============  =============

                                                                                PIONEER
                                                                               REAL ESTATE
                                                                                 SHARES
                                                                                   VCT
                                                                                CLASS II
                                                                                YEAR ENDED
                                                                                DECEMBER 31,
                                                                       ----------------------------
                                                                            2005          2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     473,357  $     493,181
  Net realized gain (loss) ..........................................      3,224,748      1,191,975
  Change in unrealized gain (loss)  .................................       (104,609)     4,992,687
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............      3,593,496      6,677,843
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................         44,744         34,756
  Withdrawals .......................................................     (3,203,945)    (2,704,444)
  Contract benefits .................................................       (169,713)      (669,234)
  Contract charges ..................................................        (51,583)       (41,923)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................      1,263,520      3,534,910
  Other transfers from (to) the General Account .....................         (3,774)       411,086
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (2,120,751)       565,151
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................      1,472,745      7,242,994

NET ASSETS:
 Beginning of year ..................................................     27,506,695     20,263,701
                                                                       -------------  -------------
 End of year ........................................................  $  28,979,440  $  27,506,695
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                 SCUDDER                       SCUDDER
                                                                                TECHNOLOGY                       VIT
                                                                                  GROWTH                      SMALL CAP
                                                                             SERIES II CLASS A                  INDEX
                                                                                YEAR ENDED                    YEAR ENDED
                                                                                DECEMBER 31,                  DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2005           2004           2005            2004
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $     (64,224) $    (131,957) $     (99,938) $    (132,442)
  Net realized gain (loss) ..........................................        213,306        370,520      1,720,649      2,141,822
  Change in unrealized gain (loss)  .................................       (144,172)      (329,677)    (1,216,960)           643
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations .............          4,910        (91,114)       403,751      2,010,023
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          8,124         17,449         27,773         35,195
  Withdrawals .......................................................       (957,661)      (886,155)    (1,564,594)    (1,745,241)
  Contract benefits .................................................       (112,097)      (201,634)      (206,061)      (193,944)
  Contract charges ..................................................        (15,364)       (20,106)       (27,756)       (32,002)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................     (2,469,988)      (656,639)    (1,236,989)       628,532
  Other transfers from (to) the General Account .....................        (24,481)        (2,741)        62,702        114,202
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (3,571,467)    (1,749,826)    (2,944,925)    (1,193,258)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets .............................     (3,566,557)    (1,840,940)    (2,541,174)       816,765

NET ASSETS:
 Beginning of year ..................................................      9,512,947     11,353,887     16,449,721     15,632,956
                                                                       -------------  -------------  -------------  -------------
 End of year ........................................................  $   5,946,390  $   9,512,947  $  13,908,547  $  16,449,721
                                                                       =============  =============  =============  =============

                                                                               SVS DREMAN
                                                                                FINANCIAL
                                                                                SERVICES
                                                                             SERIES II CLASS A
                                                                                YEAR ENDED
                                                                                DECEMBER 31,
                                                                       ----------------------------
                                                                            2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ......................................  $      56,260  $      21,689
  Net realized gain (loss) ..........................................        394,543        598,347
  Change in unrealized gain (loss)  .................................       (673,048)       503,223
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations .............       (222,245)     1,123,259
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments .............................................          9,103         25,526
  Withdrawals .......................................................     (1,174,494)    (1,148,889)
  Contract benefits .................................................       (389,295)      (260,901)
  Contract charges ..................................................        (19,162)       (21,127)
  Transfers between sub-accounts (including Separate Account GPA),
   net ..............................................................        (91,073)      (145,195)
  Other transfers from (to) the General Account .....................         (9,596)       (77,455)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ..     (1,674,517)    (1,628,041)
                                                                       -------------  -------------
  Net increase (decrease) in net assets .............................     (1,896,762)      (504,782)

NET ASSETS:
 Beginning of year ..................................................     11,137,156     11,641,938
                                                                       -------------  -------------
 End of year ........................................................  $   9,240,394  $  11,137,156
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                 T. ROWE
                                                                                   PRICE
                                                                               INTERNATIONAL
                                                                                  STOCK
                                                                                YEAR ENDED
                                                                                DECEMBER 31,
                                                                       -------------  -------------
                                                                            2005           2004
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)......................................   $      76,564  $    (254,301)
  Net realized gain (loss)..........................................       3,906,282      1,667,402
  Change in unrealized gain (loss)..................................       5,120,663      7,062,729
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations.............       9,103,509      8,475,830
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments.............................................         145,028        249,133
  Withdrawals.......................................................      (8,701,305)    (7,535,612)
  Contract benefits.................................................      (1,921,866)    (1,665,887)
  Contract charges..................................................        (121,240)      (131,045)
  Transfers between sub-accounts (including Separate Account GPA),
   net..............................................................      (5,305,598)    (1,689,369)
  Other transfers from (to) the General Account.....................        (497,740)      (228,172)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions..     (16,402,721)   (11,000,952)
                                                                       -------------  -------------
  Net increase (decrease) in net assets.............................      (7,299,212)    (2,525,122)

NET ASSETS:
 Beginning of year..................................................      77,564,711     80,089,833
                                                                       -------------  -------------
 End of year........................................................   $  70,265,499  $  77,564,711
                                                                       =============  =============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     The Allmerica Select Separate Account (the "Separate Account"), which funds the Allmerica Select Acclaim, Allmerica Select Charter, Allmerica Select Resource, Allmerica Select Resource II, Allmerica Select Reward and the Allmerica Optim-L annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on March 5, 1992 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by AFLIAC.

     Prior to December 30, 2005 ("the Closing Date") AFLIAC was a wholly owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. On the Closing Date THG sold AFLIAC and its closed block of variable annuity and variable life business ("the Transaction") to The Goldman Sachs Group, Inc. ("Goldman Sachs"). As part of the Transaction, Goldman Sachs purchased Allmerica Financial Investment Management Services, Inc. ("AFIMS"), which has served as the investment manager of the nine investment funds of Allmerica Investment Trust ("AIT Funds"). The sale of AFIMS to Goldman Sachs was completed on January 11, 2006. A reorganization of the AIT funds ("the AIT Reorganization") into corresponding funds of the Goldman Sachs Variable Insurance Trust was consummated on January 9, 2006. Note 7, Subsequent Event, provides additional information about the AIT Reorganization.

     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC. AFLIAC's General Account is subject to the claims of creditors.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Sixty-four Sub-Accounts are currently offered by the Separate Account. Three Sub-Accounts had no Contract Owner activity during the year, and no balances as of December 31, 2005. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

Allmerica Investment Trust (Service Shares) ("AIT")
AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I")
AIM Variable Insurance Funds (Series II Shares) ("AIM V.I. Series II") AllianceBernstien Variable Products Series Fund, Inc. (Class A)
("AllianceBernstein Class A")
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
("AllianceBernstein Class B")
Eaton Vance Variable Trust ("Eaton Vance VT")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Fidelity Variable Insurance Products Fund (Service Class 2) ("Fidelity VIP Service Class 2")
Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP")
Janus Aspen Series (Service Shares)
MFS Variable Insurance Trust (Service Class)
Oppenheimer Variable Account Funds (Service Shares)
Pioneer Variable Contracts Trust (Class II) ("Pioneer VCT Class II")
Scudder Investment VIT Funds
Scudder Variable Series II (Class A) ("Scudder Series II Class A" or "SVS Series II Class A")
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 1 - ORGANIZATION (Continued)

     The following Underlying Funds were renamed as indicated:

DATE            OLD NAME                                          NEW NAME
----            --------                                          --------
May 1, 2005     FT VIP Franklin Small Cap Securities Class 2      FT VIP Franklin Small-Mid Cap Growth Securities Class 2
May 1, 2005     Janus Aspen Growth Service Shares                 Janus Aspen Large Cap Growth Service Shares
May 2, 2005     AllianceBernstein Premier Growth Class A          AllianceBernstein Large Cap Growth Class A
May 2, 2005     AllianceBernstein Premier Growth Class B          AllianceBernstein Large Cap Growth Class B
May 2, 2005     AllianceBernstein Small Cap Value Class B         AllianceBernstein Small/Mid-Cap Value Class B
May 2, 2005     AllianceBernstein Technology Class B              AllianceBernstein Global Technology Class B
July 1, 2005    AIM V.I. Health Sciences Series I                 AIM V.I. Global Health Care Series I

     On July 25, 2005 ("the Liquidation Date"), upon the recommendation of the advisor and as approved by its Board, the Scudder VIT EAFE Equity Index Fund ("the Fund") was terminated and liquidated. Accordingly, the Fund redeemed involuntarily the shares of shareholders (i.e. the participating insurance companies offering the Fund) outstanding on the Liquidation date. AFLIAC transferred Contract Owner balances previously allocated to the Fund to AIT Money Market Service Shares.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     RECEIVABLE FROM AND PAYABLE TO ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (SPONSOR) - These represent adjustments for contract guarantees, which are primarily attributable to annuitized contracts.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of AFLIAC's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by AFLIAC, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FINANCIAL HIGHLIGHTS - Statement of Position (SOP) 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: An Amendment to the Audit and Accounting Guide AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. This resulted in additional disclosures as detailed in Note 6, Financial Highlights.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). AFLIAC will file a consolidated return with THG and THG affiliates for the period January 1, 2005 through December 30, 2005. Any tax liability related to activity for that period will be a liability of THG. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract fee for the year ended are displayed in the table below.

                                                                              ALLMERICA SELECT
                                            ALLMERICA                             RESOURCE &         ALLMERICA
                                              SELECT     ALLMERICA SELECT     ALLMERICA SELECT        SELECT        ALLMERICA
                                             ACCLAIM         CHARTER             RESOURCE II          REWARD         OPTIM-L
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)      1.20%           1.25%                1.25%               1.25%           1.60%
Administrative Expense (Annual Rate)          0.15%           0.15%                0.15%               0.15%           0.15%

Contract Deductions:
Rider Fees (Annual Rate)                   0.15%-0.50%     0.15%-0.25%          0.15%-0.25%         0.20%-0.50%     0.25%-0.50%
Annual Contract Fee (Maximum)                 $ 35            $ 35                 $ 30                $ 35            $ 35

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8.5% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of AFLIAC, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     During the year ended December 31, 2005, management fees of the Underlying AIT Funds were paid directly by the funds to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provided for fees ranging from 0.20% to 1.00% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each AIT Fund paid a fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

     VeraVest Investments, Inc, a wholly owned subsidiary of THG, is/ principal underwriter of the Contracts funded by the Separate Account. Based on a registered representative's vesting schedule, AFLIAC may pay commissions for certain types of transactions.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS

     Transactions from Contract Owners and Sponsor were as follows:

                                                                 ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                                   ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
AIT Core Equity Service Shares (a)
  Issuance of Units ...................................         1,399,437   $     1,578,327           899,168   $       925,724
  Redemption of Units .................................        (1,654,260)       (1,852,068)       (1,071,921)       (1,114,854)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (254,823)  $      (273,741)         (172,753)  $      (189,130)
                                                          ===============   ===============   ===============   ===============

AIT Equity Index Service Shares (a)
  Issuance of Units ...................................        21,374,531   $    17,441,269        28,479,665   $    22,228,383
  Redemption of Units .................................       (58,363,835)      (48,961,863)      (58,641,740)      (46,287,134)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................       (36,989,304)  $   (31,520,594)      (30,162,075)  $   (24,058,751)
                                                          ===============   ===============   ===============   ===============

AIT Government Bond Service Shares (a)
  Issuance of Units ...................................         3,653,401   $     3,937,278         3,263,579   $     3,420,574
  Redemption of Units .................................        (6,732,367)       (7,251,916)      (20,508,625)      (21,962,419)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (3,078,966)  $    (3,314,638)      (17,245,046)  $   (18,541,845)
                                                          ===============   ===============   ===============   ===============

AIT Money Market Service Shares (a)
  Issuance of Units ...................................        71,888,898   $    97,970,702        77,379,418   $   105,617,762
  Redemption of Units .................................       (83,416,096)     (113,763,512)     (102,490,659)     (139,829,764)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................       (11,527,198)  $   (15,792,810)      (25,111,241)  $   (34,212,002)
                                                          ===============   ===============   ===============   ===============

AIT Select Capital Appreciation Service Shares (a)
  Issuance of Units ...................................         1,625,527   $     4,482,238         2,912,561   $     7,316,871
  Redemption of Units .................................        (8,297,610)      (24,596,523)       (9,544,622)      (24,878,759)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (6,672,083)  $   (20,114,285)       (6,632,061)  $   (17,561,888)
                                                          ===============   ===============   ===============   ===============

AIT Select Growth Service Shares (a)
  Issuance of Units ...................................         2,156,635   $     4,052,434         2,592,237   $     4,808,664
  Redemption of Units .................................       (22,459,428)      (44,886,171)      (23,007,327)      (43,647,227)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................       (20,302,793)  $   (40,833,737)      (20,415,090)  $   (38,838,563)
                                                          ===============   ===============   ===============   ===============

AIT Select International Equity Service Shares (a)
  Issuance of Units ...................................         1,758,922   $     2,849,344         2,828,321   $     3,915,356
  Redemption of Units .................................       (16,000,612)      (26,619,967)      (19,261,682)      (28,273,886)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................       (14,241,690)  $   (23,770,623)      (16,433,361)  $   (24,358,530)
                                                          ===============   ===============   ===============   ===============

AIT Select Investment Grade Income
    Service Shares (a)
  Issuance of Units ...................................        14,780,253   $    25,233,388        17,834,169   $    29,639,224
  Redemption of Units .................................       (27,840,873)      (47,860,060)      (43,073,512)      (72,508,419)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................       (13,060,620)  $   (22,626,672)      (25,239,343)  $   (42,869,195)
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                 ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                             ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                        2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
AIT Select Value Opportunity Service Shares (a)
  Issuance of Units ...................................         4,079,373   $     6,787,985         6,192,746   $     9,490,769
  Redemption of Units .................................       (14,143,022)      (24,534,961)      (16,938,245)      (26,116,676)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................       (10,063,649)  $   (17,746,976)      (10,745,499)  $   (16,625,907)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Aggressive Growth Series I
  Issuance of Units ...................................           436,151   $       298,547         1,228,629   $       763,200
  Redemption of Units .................................        (3,542,184)       (2,395,587)       (4,191,731)       (2,653,871)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (3,106,033)  $    (2,097,040)       (2,963,102)  $    (1,890,671)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Basic Value Series II
  Issuance of Units ...................................           925,376   $     1,005,897         4,911,986   $     4,999,767
  Redemption of Units .................................        (3,487,207)       (3,760,691)       (4,689,605)       (4,740,293)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (2,561,831)  $    (2,754,794)          222,381   $       259,474
                                                          ===============   ===============   ===============   ===============

AIM V.I. Blue Chip Series I
  Issuance of Units ...................................         3,204,201   $     1,930,842         5,468,921   $     3,400,674
  Redemption of Units .................................        (6,692,491)       (4,155,011)       (8,662,790)       (5,328,284)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (3,488,290)  $    (2,224,169)       (3,193,869)  $    (1,927,610)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Capital Development Series II
  Issuance of Units ...................................           508,439   $       574,329         1,762,693   $     1,807,432
  Redemption of Units .................................          (918,986)       (1,034,298)       (1,608,025)       (1,601,452)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (410,547)  $      (459,969)          154,668   $       205,980
                                                          ===============   ===============   ===============   ===============

AIM V.I. Dynamics Series I
  Issuance of Units ...................................           597,493   $       360,154         1,472,652   $       788,743
  Redemption of Units .................................        (3,220,353)       (1,903,797)       (3,482,869)       (1,852,040)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (2,622,860)  $    (1,543,643)       (2,010,217)  $    (1,063,297)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Global Health Care Series I (b)
  Issuance of Units ...................................         1,210,086   $     1,073,299         1,666,543   $     1,386,964
  Redemption of Units .................................        (2,823,194)       (2,485,117)       (3,447,168)       (2,902,198)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,613,108)  $    (1,411,818)       (1,780,625)  $    (1,515,234)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Premier Equity Series I
  Issuance of Units ...................................         2,205,316   $     1,502,354         1,319,765   $       867,691
  Redemption of Units .................................        (5,340,092)       (3,747,760)       (6,281,251)       (4,235,223)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (3,134,776)  $    (2,245,406)       (4,961,486)  $    (3,367,532)
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Global Technology Class B (b)
  Issuance of Units ...................................           842,887   $       795,291         1,556,046   $     1,462,620
  Redemption of Units .................................        (1,093,268)       (1,044,101)       (1,836,466)       (1,688,923)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (250,381)  $      (248,810)         (280,420)  $      (226,303)
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                 ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                             ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
AllianceBernstein Growth and Income Class B
  Issuance of Units ...................................         4,941,041   $     5,422,049         5,225,608   $     5,265,251
  Redemption of Units .................................       (14,777,234)      (16,447,229)      (16,449,284)      (16,871,583)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (9,836,193)  $   (11,025,180)      (11,223,676)  $   (11,606,332)
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Large Cap Growth Class A (b)
  Issuance of Units ...................................         4,010,349   $     2,964,942         3,144,859   $     2,177,845
  Redemption of Units .................................       (11,155,244)       (8,300,724)       (8,771,456)       (6,077,572)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (7,144,895)  $    (5,335,782)       (5,626,597)  $    (3,899,727)
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Large Cap Growth Class B (b)
  Issuance of Units ...................................         1,558,839   $     1,220,557         1,562,144   $     1,127,534
  Redemption of Units .................................        (3,161,630)       (2,413,958)       (3,725,002)       (2,725,721)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,602,791)  $    (1,193,401)       (2,162,858)  $    (1,598,187)
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Small/Mid-Cap Value Class B (b)
  Issuance of Units ...................................         2,711,031   $     3,683,430         7,314,826   $     8,770,470
  Redemption of Units .................................        (4,940,148)       (6,707,685)       (3,663,834)       (4,284,410)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (2,229,117)  $    (3,024,255)        3,650,992   $     4,486,060
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Value Class B
  Issuance of Units ...................................         2,171,072   $     2,531,022         3,197,547   $     3,453,258
  Redemption of Units .................................        (1,702,909)       (1,994,989)       (2,222,904)       (2,353,637)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           468,163   $       536,033           974,643   $     1,099,621
                                                          ===============   ===============   ===============   ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units ...................................         5,968,617   $     6,135,828         9,420,153   $     9,545,823
  Redemption of Units .................................        (6,030,551)       (6,203,424)       (8,309,206)       (8,422,252)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           (61,934)  $       (67,596)        1,110,947   $     1,123,571
                                                          ===============   ===============   ===============   ===============

Eaton Vance VT Worldwide Health Sciences
  Issuance of Units ...................................         1,337,554   $     1,356,362         1,909,651   $     1,942,134
  Redemption of Units .................................        (2,997,936)       (3,101,679)       (2,999,630)       (3,036,665)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,660,382)  $    (1,745,317)       (1,089,979)  $    (1,094,531)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Contrafund
  Issuance of Units ...................................        16,542,048   $    18,358,402        14,110,004   $    13,799,461
  Redemption of Units .................................       (11,012,831)      (12,158,186)       (8,254,806)       (8,005,935)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................         5,529,217   $     6,200,216         5,855,198   $     5,793,526
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Equity-Income
  Issuance of Units ...................................         3,328,652   $     7,222,431         8,162,439   $    16,567,228
  Redemption of Units .................................       (18,858,416)      (42,298,421)      (20,305,114)      (42,029,951)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................       (15,529,764)  $   (35,075,990)      (12,142,675)  $   (25,462,723)
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                 ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                             ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
Fidelity VIP Growth
  Issuance of Units ...................................         1,968,681   $     3,800,756         4,550,156   $     8,843,412
  Redemption of Units .................................       (14,023,575)      (28,471,113)      (13,999,405)      (27,618,526)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................       (12,054,894)  $   (24,670,357)       (9,449,249)  $   (18,775,114)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Growth & Income
  Issuance of Units ...................................         2,850,341   $     2,587,177         2,930,330   $     2,545,512
  Redemption of Units .................................        (4,657,867)       (4,274,205)       (4,894,124)       (4,292,734)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,807,526)  $    (1,687,028)       (1,963,794)  $    (1,747,222)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP High Income
  Issuance of Units ...................................        10,164,461   $    13,188,093         9,879,422   $    12,165,349
  Redemption of Units .................................       (23,855,981)      (31,237,044)      (29,201,376)      (35,852,307)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................       (13,691,520)  $   (18,048,951)      (19,321,954)  $   (23,686,958)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Mid Cap
  Issuance of Units ...................................        10,346,562   $    16,080,643        14,214,118   $    18,223,698
  Redemption of Units .................................       (10,557,657)      (16,311,522)      (15,260,460)      (19,242,715)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (211,095)  $      (230,879)       (1,046,342)  $    (1,019,017)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units ...................................           665,678   $       824,938         5,127,110   $     6,155,351
  Redemption of Units .................................        (1,915,772)       (2,382,327)       (5,454,762)       (6,325,992)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,250,094)  $    (1,557,389)         (327,652)  $      (170,641)
                                                          ===============   ===============   ===============   ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units ...................................         1,251,259   $     1,331,567         3,337,067   $     3,503,008
  Redemption of Units .................................        (1,430,122)       (1,523,039)       (1,977,900)       (2,025,733)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (178,863)  $      (191,472)        1,359,167   $     1,477,275
                                                          ===============   ===============   ===============   ===============

FT VIP Franklin Small Cap Value Securitites Class 2
  Issuance of Units ...................................         5,982,891   $     7,560,935         7,734,256   $     8,533,832
  Redemption of Units .................................        (5,055,627)       (6,360,059)       (4,130,954)       (4,473,871)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           927,264   $     1,200,876         3,603,302   $     4,059,961
                                                          ===============   ===============   ===============   ===============

FT VIP Franklin Small-Mid Cap Growth
   Securities Class 2 (b)
  Issuance of Units ...................................         6,880,605   $     4,993,276         7,732,511   $     5,413,251
  Redemption of Units .................................       (10,500,243)       (7,713,650)      (12,602,219)       (8,687,548)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (3,619,638)  $    (2,720,374)       (4,869,708)  $    (3,274,297)
                                                          ===============   ===============   ===============   ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ...................................         8,075,677   $    10,782,943         8,499,643   $    10,369,594
  Redemption of Units .................................        (8,583,822)      (11,507,052)      (10,356,215)      (12,609,478)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (508,145)  $      (724,109)       (1,856,572)  $    (2,239,884)
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                 ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                             ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ...................................         6,553,300   $     7,712,025         7,007,134   $     7,498,264
  Redemption of Units .................................        (3,854,920)       (4,543,143)       (2,932,550)       (3,103,973)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................         2,698,380   $     3,168,882         4,074,584   $     4,394,291
                                                          ===============   ===============   ===============   ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units ...................................         2,835,801   $     2,304,622         1,384,883   $     1,022,290
  Redemption of Units .................................        (3,875,318)       (3,155,359)       (4,600,111)       (3,396,496)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,039,517)  $      (850,737)       (3,215,228)  $    (2,374,206)
                                                          ===============   ===============   ===============   ===============

Janus Aspen International Growth Service Shares
  Issuance of Units ...................................         9,394,734   $     7,660,265         5,026,114   $     3,393,108
  Redemption of Units .................................        (6,855,851)       (5,433,696)       (7,178,013)       (4,716,956)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................         2,538,883   $     2,226,569        (2,151,899)  $    (1,323,848)
                                                          ===============   ===============   ===============   ===============

Janus Aspen Large Cap Growth Service Shares (b)
  Issuance of Units ...................................         2,254,598   $     1,289,522         2,141,366   $     1,216,756
  Redemption of Units .................................        (6,263,155)       (3,670,943)       (5,433,629)       (3,110,530)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (4,008,557)  $    (2,381,421)       (3,292,263)  $    (1,893,774)
                                                          ===============   ===============   ===============   ===============

Janus Aspen Mid Cap Growth Service Shares
  Issuance of Units ...................................         4,051,201   $     2,037,540         3,140,164   $     1,372,121
  Redemption of Units .................................        (4,432,095)       (2,226,591)       (4,346,040)       (1,902,173)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (380,894)  $      (189,051)       (1,205,876)  $      (530,052)
                                                          ===============   ===============   ===============   ===============

MFS Mid Cap Growth Service Class
  Issuance of Units ...................................           709,473   $       718,006         5,360,288   $     5,369,129
  Redemption of Units .................................        (2,075,287)       (2,146,629)       (3,579,611)       (3,508,693)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,365,814)  $    (1,428,623)        1,780,677   $     1,860,436
                                                          ===============   ===============   ===============   ===============

MFS New Discovery Service Class
  Issuance of Units ...................................           528,287   $       537,525         1,347,304   $     1,337,403
  Redemption of Units .................................        (1,026,365)       (1,023,135)       (1,063,319)       (1,013,975)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (498,078)  $      (485,610)          283,985   $       323,428
                                                          ===============   ===============   ===============   ===============

MFS Total Return Service Class
  Issuance of Units ...................................         7,264,281   $     8,279,977         7,972,297   $     8,538,625
  Redemption of Units .................................        (4,784,726)       (5,477,852)       (4,322,066)       (4,635,168)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................         2,479,555   $     2,802,125         3,650,231   $     3,903,457
                                                          ===============   ===============   ===============   ===============

MFS Utilities Service Class
  Issuance of Units ...................................         4,653,375   $     7,142,568         3,559,947   $     4,395,369
  Redemption of Units .................................        (2,454,423)       (3,765,487)       (1,680,977)       (2,020,842)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................         2,198,952   $     3,377,081         1,878,970   $     2,374,527
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                 ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                             ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
Oppenheimer Balanced Service Shares
  Issuance of Units ...................................         2,431,313   $     2,901,524         2,035,158   $     2,259,348
  Redemption of Units .................................        (1,217,986)       (1,438,476)         (761,782)         (837,252)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................         1,213,327   $     1,463,048         1,273,376   $     1,422,096
                                                          ===============   ===============   ===============   ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units ...................................         3,885,998   $     4,012,680         5,474,123   $     5,511,188
  Redemption of Units .................................        (1,704,509)       (1,778,004)       (3,902,721)       (3,931,121)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................         2,181,489   $     2,234,676         1,571,402   $     1,580,067
                                                          ===============   ===============   ===============   ===============

 Oppenheimer Global Securities Service Shares
  Issuance of Units ...................................         7,071,787   $     8,865,769         9,452,829   $    10,657,095
  Redemption of Units .................................        (3,634,621)       (4,491,414)       (4,622,469)       (5,113,955)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................         3,437,166   $     4,374,355         4,830,360   $     5,543,140
                                                          ===============   ===============   ===============   ===============

Oppenheimer High Income Service Shares
  Issuance of Units ...................................         3,875,954   $     4,769,502         6,794,409   $     8,074,696
  Redemption of Units .................................        (6,030,666)       (7,429,698)       (7,466,270)       (8,809,991)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (2,154,712)  $    (2,660,196)         (671,861)  $      (735,295)
                                                          ===============   ===============   ===============   ===============

Oppenheimer Main Street Service Shares
  Issuance of Units ...................................           963,188   $     1,029,078         2,180,846   $     2,222,700
  Redemption of Units .................................        (1,412,490)       (1,523,656)       (1,478,268)       (1,474,887)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (449,302)  $      (494,578)          702,578   $       747,813
                                                          ===============   ===============   ===============   ===============

Pioneer Fund VCT Class II
  Issuance of Units ...................................         1,752,788   $     1,681,719         3,114,390   $     2,737,863
  Redemption of Units .................................        (2,040,252)       (1,938,901)       (1,703,372)       (1,495,104)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (287,464)  $      (257,182)        1,411,018   $     1,242,759
                                                          ===============   ===============   ===============   ===============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units ...................................         3,406,632   $     6,719,329         5,203,373   $     8,314,524
  Redemption of Units .................................        (4,298,628)       (8,541,821)       (5,002,721)       (7,790,613)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (891,996)  $    (1,822,492)          200,652   $       523,911
                                                          ===============   ===============   ===============   ===============

Scudder Technology Growth Series II Class A
  Issuance of Units ...................................         5,405,258   $     2,290,441        17,543,629   $     7,592,051
  Redemption of Units .................................       (12,704,477)       (5,402,515)      (20,822,378)       (8,937,417)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (7,299,219)  $    (3,112,074)       (3,278,749)  $    (1,345,366)
                                                          ===============   ===============   ===============   ===============

Scudder VIT Small Cap Index
  Issuance of Units ...................................         6,687,904   $     8,417,753        14,683,956   $    17,271,677
  Redemption of Units .................................        (8,567,734)      (10,828,611)      (15,858,397)      (18,379,011)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,879,830)  $    (2,410,858)       (1,174,441)  $    (1,107,334)
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                 ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                             ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
SVS Dreman Financial Services Series II Class A
  Issuance of Units ...................................         1,330,526   $     1,641,552         2,001,732   $     2,411,027
  Redemption of Units .................................        (2,329,047)       (2,883,645)       (3,142,749)       (3,820,773)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (998,521)  $    (1,242,093)       (1,141,017)  $    (1,409,746)
                                                          ===============   ===============   ===============   ===============

T. Rowe Price International Stock
  Issuance of Units ...................................         2,336,217   $     3,005,965         5,254,629   $     6,137,291
  Redemption of Units .................................       (12,178,647)      (16,247,481)      (13,036,671)      (15,398,985)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (9,842,430)  $   (13,241,516)       (7,782,042)  $    (9,261,694)
                                                          ===============   ===============   ===============   ===============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

                                                                                 ALLMERICA SELECT ACCLAIM
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
AIT Core Equity Service Shares (a)
  Issuance of Units ...................................            61,645   $        69,000           454,352   $       461,891
  Redemption of Units .................................          (193,613)         (219,090)         (469,829)         (486,185)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (131,968)  $      (150,090)          (15,477)  $       (24,294)
                                                          ===============   ===============   ===============   ===============

AIT Equity Index Service Shares (a)
  Issuance of Units ...................................         4,814,593   $     4,302,054         6,879,487   $     5,707,089
  Redemption of Units .................................        (6,724,414)       (6,087,466)       (8,095,440)       (6,799,737)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,909,821)  $    (1,785,412)       (1,215,953)  $    (1,092,648)
                                                          ===============   ===============   ===============   ===============

AIT Government Bond Service Shares (a)
  Issuance of Units ...................................         1,050,300   $     1,133,128           517,828   $       560,666
  Redemption of Units .................................        (1,335,366)       (1,443,055)       (1,906,382)       (2,049,016)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (285,066)  $      (309,927)       (1,388,554)  $    (1,488,350)
                                                          ===============   ===============   ===============   ===============

AIT Money Market Service Shares (a)
  Issuance of Units ...................................        24,218,691   $    24,883,926        18,072,548   $    18,586,980
  Redemption of Units .................................       (25,999,626)      (26,730,624)      (23,242,187)      (23,905,510)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,780,935)  $    (1,846,698)       (5,169,639)  $    (5,318,530)
                                                          ===============   ===============   ===============   ===============

AIT Select Capital Appreciation Service Shares (a)
  Issuance of Units ...................................           908,323   $     1,141,366         2,049,472   $     2,274,241
  Redemption of Units .................................        (1,511,244)       (1,903,911)       (2,192,654)       (2,448,919)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (602,921)  $      (762,545)         (143,182)  $      (174,678)
                                                          ===============   ===============   ===============   ===============

AIT Select Growth Service Shares (a)
  Issuance of Units ...................................         1,229,430   $       841,177           324,047   $       204,652
  Redemption of Units .................................        (2,330,960)       (1,582,456)       (2,695,626)       (1,742,405)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,101,530)  $      (741,279)       (2,371,579)  $    (1,537,753)
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                           ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
AIT Select International Equity Service Shares (a)
  Issuance of Units ...................................           679,875   $       631,620           617,085   $       507,793
  Redemption of Units .................................        (2,568,411)       (2,389,967)       (3,900,052)       (3,224,031)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,888,536)  $    (1,758,347)       (3,282,967)  $    (2,716,238)
                                                          ===============   ===============   ===============   ===============

AIT Select Investment Grade Income Service Shares (a)
  Issuance of Units ...................................         1,792,045   $     2,189,164         3,104,491   $     3,721,460
  Redemption of Units .................................        (5,474,375)       (6,682,958)       (7,805,452)       (9,371,975)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (3,682,330)  $    (4,493,794)       (4,700,961)  $    (5,650,515)
                                                          ===============   ===============   ===============   ===============

AIT Select Value Opportunity Service Shares (a)
  Issuance of Units ...................................           790,144   $     1,255,076         2,372,726   $     3,325,643
  Redemption of Units .................................        (1,510,729)       (2,384,184)       (4,262,110)       (5,906,827)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (720,585)  $    (1,129,108)       (1,889,384)  $    (2,581,184)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Aggressive Growth Series I
  Issuance of Units ...................................           327,193   $       240,200           375,218   $       258,776
  Redemption of Units .................................        (1,106,447)         (821,245)       (2,004,218)       (1,374,425)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (779,254)  $      (581,045)       (1,629,000)  $    (1,115,649)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Basic Value Series II
  Issuance of Units ...................................           139,360   $       151,477           402,670   $       407,190
  Redemption of Units .................................          (605,886)         (662,261)         (470,451)         (479,849)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (466,526)  $      (510,784)          (67,781)  $       (72,659)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Blue Chip Series I
  Issuance of Units ...................................           746,718   $       507,321           558,757   $       369,106
  Redemption of Units .................................        (1,332,706)         (916,065)         (986,354)         (652,074)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (585,988)  $      (408,744)         (427,597)  $      (282,968)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Capital Development Series II
  Issuance of Units ...................................                 -   $             -           812,939   $       834,552
  Redemption of Units .................................          (133,552)         (152,740)       (1,003,105)       (1,021,478)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (133,552)  $      (152,740)         (190,166)  $      (186,926)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Dynamics Series I
  Issuance of Units ...................................            40,597   $        27,729           694,173   $       425,694
  Redemption of Units .................................          (867,133)         (587,989)         (546,742)         (337,763)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (826,536)  $      (560,260)          147,431   $        87,931
                                                          ===============   ===============   ===============   ===============

AIM V.I. Global Health Care Series I (b)
  Issuance of Units ...................................           138,201   $       127,137           370,474   $       333,433
  Redemption of Units .................................          (467,486)         (437,903)         (649,286)         (576,619)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (329,285)  $      (310,766)         (278,812)  $      (243,186)
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                           ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
AIM V.I. Premier Equity Series I
  Issuance of Units ...................................         1,585,708   $     1,174,189           132,961   $        96,058
  Redemption of Units .................................        (2,316,712)       (1,744,366)       (1,262,938)         (918,470)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (731,004)  $      (570,177)       (1,129,977)  $      (822,412)
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Global Technology Class B (b)
  Issuance of Units ...................................                 -   $             -           253,211   $       242,935
  Redemption of Units .................................           (54,098)          (51,649)         (680,190)         (641,001)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           (54,098)  $       (51,649)         (426,979)  $      (398,066)
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Growth and Income Class B
  Issuance of Units ...................................         1,978,818   $     2,248,756         1,812,392   $     1,933,875
  Redemption of Units .................................        (6,398,449)       (7,315,188)       (4,461,319)       (4,740,167)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (4,419,631)  $    (5,066,432)       (2,648,927)  $    (2,806,292)
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Large Cap Growth Class B (b)
  Issuance of Units ...................................         2,037,713   $     1,534,831         1,229,370   $       806,858
  Redemption of Units .................................        (4,005,290)       (2,814,315)       (2,582,846)       (1,707,858)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,967,577)  $    (1,279,484)       (1,353,476)  $      (901,000)
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Small/Mid-Cap Value Class B (b)
  Issuance of Units ...................................           269,423   $       367,893         1,224,768   $     1,466,627
  Redemption of Units .................................          (213,059)         (289,364)       (1,076,842)       (1,257,284)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            56,364   $        78,529           147,926   $       209,343
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Value Class B
  Issuance of Units ...................................           820,831   $       956,549         1,162,379   $     1,277,417
  Redemption of Units .................................          (777,873)         (937,787)       (1,081,216)       (1,166,239)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            42,958   $        18,762            81,163   $       111,178
                                                          ===============   ===============   ===============   ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units ...................................         1,169,896   $     1,207,100         1,728,143   $     1,752,686
  Redemption of Units .................................        (1,324,533)       (1,371,116)       (1,529,986)       (1,555,671)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (154,637)  $      (164,016)          198,157   $       197,015
                                                          ===============   ===============   ===============   ===============

Eaton Vance VT Worldwide Health Sciences
  Issuance of Units ...................................           403,978   $       416,383           659,970   $       670,366
  Redemption of Units .................................          (529,751)         (549,246)         (718,845)         (732,875)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (125,773)  $      (132,863)          (58,875)  $       (62,509)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ...................................         3,716,297   $     4,439,302         4,330,233   $     4,402,857
  Redemption of Units .................................        (2,649,410)       (3,084,332)       (3,455,684)       (3,541,883)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................         1,066,887   $     1,354,970           874,549   $       860,974
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                           ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
Fidelity VIP Equity-Income Service Class 2
  Issuance of Units ...................................         1,532,947   $     1,688,931         3,232,364   $     3,366,866
  Redemption of Units .................................        (4,720,179)       (5,257,314)       (5,709,627)       (5,951,258)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (3,187,232)  $    (3,568,383)       (2,477,263)  $    (2,584,392)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Growth Service Class 2
  Issuance of Units ...................................         1,603,852   $     1,127,429         4,547,086   $     3,192,275
  Redemption of Units .................................        (4,800,053)       (3,349,393)       (5,006,836)       (3,462,780)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (3,196,201)  $    (2,221,964)         (459,750)  $      (270,505)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Growth & Income Service Class 2
  Issuance of Units ...................................           250,828   $       231,096         1,255,502   $     1,105,212
  Redemption of Units .................................        (1,182,427)       (1,103,837)       (1,492,011)       (1,323,863)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (931,599)  $      (872,741)         (236,509)  $      (218,651)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP High Income Service Class 2
  Issuance of Units ...................................         6,622,061   $     7,540,292         4,615,417   $     5,065,014
  Redemption of Units .................................        (8,350,246)       (9,585,641)       (7,398,636)       (7,914,893)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,728,185)  $    (2,045,349)       (2,783,219)  $    (2,849,879)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ...................................         2,429,199   $     3,942,761         2,871,945   $     3,736,770
  Redemption of Units .................................        (2,364,901)       (3,731,713)       (3,798,462)       (4,855,119)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            64,298   $       211,048          (926,517)  $    (1,118,349)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units ...................................           195,022   $       249,381           327,411   $       385,415
  Redemption of Units .................................          (358,027)         (454,242)         (722,841)         (847,165)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (163,005)  $      (204,861)         (395,430)  $      (461,750)
                                                          ===============   ===============   ===============   ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units ...................................                 -   $             -           481,715   $       502,407
  Redemption of Units .................................          (207,422)         (224,079)         (369,532)         (377,543)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (207,422)  $      (224,079)          112,183   $       124,864
                                                          ===============   ===============   ===============   ===============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units ...................................         2,108,209   $     2,723,639         1,551,601   $     1,769,179
  Redemption of Units .................................        (1,393,149)       (1,797,756)         (874,142)         (940,552)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           715,060   $       925,883           677,459   $       828,627
                                                          ===============   ===============   ===============   ===============

FT VIP Franklin Small-Mid Cap Growth
   Securities Class 2 (b)
  Issuance of Units ...................................         1,260,731   $     1,043,161         1,264,606   $       988,008
  Redemption of Units .................................        (3,049,143)       (2,503,167)       (2,284,384)       (1,781,818)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (1,788,412)  $    (1,460,006)       (1,019,778)  $      (793,810)
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                           ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
FT VIP Mutual Shares Securities Class 2
  Issuance of Units ...................................         1,792,787   $     2,440,407         1,786,719   $     2,191,919
  Redemption of Units .................................        (2,269,047)       (3,052,612)       (2,495,235)       (3,052,762)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (476,260)  $      (612,205)         (708,516)  $      (860,843)
                                                          ===============   ===============   ===============   ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ...................................         1,470,137   $     1,766,231           849,819   $       909,381
  Redemption of Units .................................          (681,813)         (820,548)         (562,253)         (609,221)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           788,324   $       945,683           287,566   $       300,160
                                                          ===============   ===============   ===============   ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units ...................................         1,245,690   $     1,084,231           152,479   $       119,710
  Redemption of Units .................................        (1,515,048)       (1,363,220)         (928,922)         (726,862)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (269,358)  $      (278,989)         (776,443)  $      (607,152)
                                                          ===============   ===============   ===============   ===============

Janus Aspen International Growth Service Shares
  Issuance of Units ...................................         1,210,196   $     1,114,173           581,791   $       429,116
  Redemption of Units .................................        (1,795,354)       (1,522,674)       (1,174,989)         (878,706)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (585,158)  $      (408,501)         (593,198)  $      (449,590)
                                                          ===============   ===============   ===============   ===============

Janus Aspen Large Cap Growth Service Shares (b)
  Issuance of Units ...................................         2,057,237   $     1,362,194           942,260   $       607,768
  Redemption of Units .................................        (2,933,318)       (1,944,223)       (3,361,111)       (2,152,641)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (876,081)  $      (582,029)       (2,418,851)  $    (1,544,873)
                                                          ===============   ===============   ===============   ===============

Janus Aspen Mid Cap Growth Service Shares
  Issuance of Units ...................................         1,112,009   $       697,905           698,835   $       383,866
  Redemption of Units .................................        (1,474,987)         (906,649)         (677,088)         (370,366)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (362,978)  $      (208,744)           21,747   $        13,500
                                                          ===============   ===============   ===============   ===============

MFS Mid Cap Growth Service Class
  Issuance of Units ...................................           120,949   $       124,905         1,206,027   $     1,231,073
  Redemption of Units .................................          (298,942)         (311,391)       (1,350,913)       (1,333,603)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (177,993)  $      (186,486)         (144,886)  $      (102,530)
                                                          ===============   ===============   ===============   ===============

MFS New Discovery Service Class
  Issuance of Units ...................................                 -   $             -           230,059   $       213,765
  Redemption of Units .................................          (121,241)         (122,917)          (83,118)          (81,372)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (121,241)  $      (122,917)          146,941   $       132,393
                                                          ===============   ===============   ===============   ===============

MFS Total Return Service Class
  Issuance of Units ...................................           980,518   $     1,127,213           891,994   $       965,926
  Redemption of Units .................................          (772,813)         (888,980)         (741,690)         (799,372)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           207,705   $       238,233           150,304   $       166,554
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                           ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
MFS Utilities Service Class
  Issuance of Units ...................................            45,944   $        64,523         1,108,998   $     1,329,794
  Redemption of Units .................................          (185,572)         (285,742)         (895,552)       (1,088,926)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (139,628)  $      (221,219)          213,446   $       240,868
                                                          ===============   ===============   ===============   ===============

Oppenheimer Balanced Service Shares
  Issuance of Units ...................................                 -   $             -           296,361   $       331,982
  Redemption of Units .................................          (229,320)         (268,907)         (144,380)         (161,808)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (229,320)  $      (268,907)          151,981   $       170,174
                                                          ===============   ===============   ===============   ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units ...................................           466,779   $       490,745           621,860   $       628,888
  Redemption of Units .................................          (268,179)         (282,237)         (490,068)         (490,007)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           198,600   $       208,508           131,792   $       138,881
                                                          ===============   ===============   ===============   ===============

Oppenheimer Global Securities Service Shares
  Issuance of Units ...................................         1,381,837   $     1,787,073         1,814,415   $     2,031,989
  Redemption of Units .................................          (572,904)         (731,577)         (534,537)         (594,466)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           808,933   $     1,055,496         1,279,878   $     1,437,523
                                                          ===============   ===============   ===============   ===============

Oppenheimer High Income Service Shares
  Issuance of Units ...................................           445,524   $       553,000           763,444   $       903,493
  Redemption of Units .................................          (656,184)         (809,835)         (662,272)         (769,342)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (210,660)  $      (256,835)          101,172   $       134,151
                                                          ===============   ===============   ===============   ===============

Oppenheimer Main Street Service Shares
  Issuance of Units ...................................                 -   $             -           172,725   $       174,600
  Redemption of Units .................................          (176,509)         (188,135)         (238,605)         (244,424)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (176,509)  $      (188,135)          (65,880)  $       (69,824)
                                                          ===============   ===============   ===============   ===============

Pioneer Fund VCT Class II
  Issuance of Units ...................................           725,591   $       713,515           522,894   $       457,486
  Redemption of Units .................................        (1,398,651)       (1,329,589)         (845,587)         (752,333)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (673,060)  $      (616,074)         (322,693)  $      (294,847)
                                                          ===============   ===============   ===============   ===============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units ...................................         1,223,287   $     2,367,824         1,043,844   $     1,628,577
  Redemption of Units .................................        (1,331,643)       (2,666,083)       (1,008,752)       (1,587,337)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (108,356)  $      (298,259)           35,092   $        41,240
                                                          ===============   ===============   ===============   ===============

Scudder Technology Growth Series II Class A
  Issuance of Units ...................................         1,345,062   $       679,936         1,995,921   $     1,030,866
  Redemption of Units .................................        (2,155,765)       (1,139,329)       (2,800,396)       (1,435,325)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (810,703)  $      (459,393)         (804,475)  $      (404,459)
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                           ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
Scudder VIT Small Cap Index
  Issuance of Units ...................................         2,108,144   $     2,806,030         3,232,646   $     3,963,583
  Redemption of Units .................................        (2,460,376)       (3,340,097)       (3,363,224)       (4,049,507)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (352,232)  $      (534,067)         (130,578)  $       (85,924)
                                                          ===============   ===============   ===============   ===============

SVS Dreman Financial Services Series II Class A
  Issuance of Units ...................................           146,587   $       186,935           588,870   $       729,137
  Redemption of Units .................................          (487,811)         (619,359)         (761,070)         (947,433)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................          (341,224)  $      (432,424)         (172,200)  $      (218,296)
                                                          ===============   ===============   ===============   ===============

T. Rowe Price International Stock
  Issuance of Units ...................................           947,149   $       878,888         3,297,875   $     2,697,044
  Redemption of Units .................................        (4,359,144)       (4,040,093)       (5,460,260)       (4,436,303)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................        (3,411,995)  $    (3,161,205)       (2,162,385)  $    (1,739,259)
                                                          ===============   ===============   ===============   ===============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

                                                                                     ALLMERICA OPTIM-L
                                                                                  YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
AIT Core Equity Service Shares (a)
  Issuance of Units ...................................                62   $            81               474   $           593
  Redemption of Units .................................            (4,493)           (6,005)             (619)             (979)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            (4,431)  $        (5,924)             (145)  $          (386)
                                                          ===============   ===============   ===============   ===============

AIT Equity Index Service Shares (a)
  Issuance of Units ...................................             7,264   $        10,000               848   $         1,080
  Redemption of Units .................................              (104)             (141)             (322)             (408)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................             7,160   $         9,859               526   $           672
                                                          ===============   ===============   ===============   ===============

AIT Government Bond Service Shares (a)
  Issuance of Units ...................................               547   $           555             2,573   $         2,629
  Redemption of Units .................................           (17,454)          (17,627)           (2,053)           (2,088)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           (16,907)  $       (17,072)              520   $           541
                                                          ===============   ===============   ===============   ===============

AIT Money Market Service Shares (a)
  Issuance of Units ...................................               828   $           815             1,959   $         1,927
  Redemption of Units .................................           (54,201)          (53,318)           (1,876)           (1,840)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           (53,373)  $       (52,503)               83   $            87
                                                          ===============   ===============   ===============   ===============

AIT Select Growth Service Shares (a)
  Issuance of Units ...................................               155   $           188               210   $           248
  Redemption of Units .................................            (4,841)           (5,903)             (595)           (1,233)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            (4,686)  $        (5,715)             (385)  $          (985)
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                              ALLMERICA OPTIM-L (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
AIT Select International Equity Service Shares (a)
  Issuance of Units ...................................               360   $           486               187   $           225
  Redemption of Units .................................            (9,206)          (12,972)           (1,721)           (2,647)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            (8,846)  $       (12,486)           (1,534)  $        (2,422)
                                                          ===============   ===============   ===============   ===============

AIT Select Investment Grade Income
  Service Shares (a)
  Issuance of Units ...................................               516   $           542             1,087   $         1,126
  Redemption of Units .................................           (17,863)          (18,626)           (1,582)           (1,655)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................           (17,347)  $       (18,084)             (495)  $          (529)
                                                          ===============   ===============   ===============   ===============

AIT Select Value Opportunity Service Shares (a)
  Issuance of Units ...................................                19   $            30               551   $           778
  Redemption of Units .................................            (2,357)           (3,641)             (587)             (867)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            (2,338)  $        (3,611)              (36)  $           (89)
                                                          ===============   ===============   ===============   ===============

AIM V.I. Basic Value Series II
  Issuance of Units ...................................                87   $           123             1,416   $         1,829
  Redemption of Units .................................            (6,947)           (9,290)           (1,207)           (1,607)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            (6,860)  $        (9,167)              209   $           222
                                                          ===============   ===============   ===============   ===============

AIM V.I. Capital Development Series II
  Issuance of Units ...................................                 -   $             -               347   $           448
  Redemption of Units .................................               (61)              (78)             (643)           (1,217)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................               (61)  $           (78)             (296)  $          (769)
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Global Technology Class B (b)
  Issuance of Units ...................................                 -   $             -             1,520   $         2,005
  Redemption of Units .................................               (62)              (37)              (59)           (1,179)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................               (62)  $           (37)            1,461   $           826
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Large Cap Growth Class B (b)
  Issuance of Units ...................................               248   $           289               208   $           238
  Redemption of Units .................................            (5,052)           (6,497)             (608)             (949)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            (4,804)  $        (6,208)             (400)  $          (711)
                                                          ===============   ===============   ===============   ===============

AllianceBernstein Small/Mid-Cap Value Class B (b)
  Issuance of Units ...................................                 -   $             -                 -   $             -
  Redemption of Units .................................               (27)              (34)             (548)           (1,017)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................               (27)  $           (34)             (548)  $        (1,017)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ...................................                 -   $             -             2,256   $         2,885
  Redemption of Units .................................                (8)              (12)               (8)              (10)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................                (8)  $           (12)            2,248   $         2,875
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                              ALLMERICA OPTIM-L (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ------------------------------------  -------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
Fidelity VIP Equity-Income Service Class 2
  Issuance of Units ...................................                18   $            25               456   $           596
  Redemption of Units .................................            (3,419)           (4,650)             (492)             (764)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            (3,401)  $        (4,625)              (36)  $          (168)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Growth Service Class 2
  Issuance of Units ...................................                 -   $             -                 -   $             -
  Redemption of Units .................................               (82)             (105)              (93)             (186)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................               (82)  $          (105)              (93)  $          (186)
                                                          ===============   ===============   ===============   ===============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ...................................                 -   $             -               833   $         1,155
  Redemption of Units .................................                (4)               (7)               (5)               (6)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................                (4)  $            (7)              828   $         1,149
                                                          ===============   ===============   ===============   ===============

FT VIP Franklin Small Cap Value Securities Class 2
  Issuance of Units ...................................                 -   $             -               364   $           483
  Redemption of Units .................................               (30)              (46)             (823)           (1,210)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................               (30)  $           (46)             (459)  $          (727)
                                                          ===============   ===============   ===============   ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ...................................                 -   $             -               350   $           435
  Redemption of Units .................................                (3)               (3)               (2)               (3)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................                (3)  $            (3)              348   $           432
                                                          ===============   ===============   ===============   ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ...................................                 -   $             -             1,412   $         1,805
  Redemption of Units .................................               (34)              (51)              (38)              (60)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................               (34)  $           (51)            1,374   $         1,745
                                                          ===============   ===============   ===============   ===============

MFS Total Return Service Class
  Issuance of Units ...................................             3,932   $         5,000                34   $            39
  Redemption of Units .................................              (104)             (131)             (431)             (511)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................             3,828   $         4,869              (397)  $          (472)
                                                          ===============   ===============   ===============   ===============

Oppenheimer Balanced Service Shares
  Issuance of Units ...................................                 -   $             -                 -   $             2
  Redemption of Units .................................               (32)              (40)              (91)             (223)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................               (32)  $           (40)              (91)  $          (221)
                                                          ===============   ===============   ===============   ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units ...................................             3,692   $         5,000                 -   $             -
  Redemption of Units .................................                (4)               (5)                -                 -
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................             3,688   $         4,995                 -   $             -
                                                          ===============   ===============   ===============   ===============

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS (Continued)

                                                                              ALLMERICA OPTIM-L (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                         2005                                2004
                                                          ---------------------------------   ---------------------------------
                                                               UNITS            AMOUNT             UNITS            AMOUNT
                                                          ---------------   ---------------   ---------------   ---------------
Oppenheimer Global Securities Service Shares
  Issuance of Units ...................................             3,183   $         5,000                 -   $             -
  Redemption of Units .................................                (5)               (7)               (1)               (2)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................             3,178   $         4,993                (1)  $            (2)
                                                          ===============   ===============   ===============   ===============

Oppenheimer High Income Service Shares
  Issuance of Units ...................................               108   $           143               165   $           209
  Redemption of Units .................................            (4,513)           (5,964)           (1,010)           (1,690)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................            (4,405)  $        (5,821)             (845)  $        (1,481)
                                                          ===============   ===============   ===============   ===============

Oppenheimer Main Street Service Shares
  Issuance of Units ...................................                 -   $             -                20   $            25
  Redemption of Units .................................               (32)              (38)             (147)             (316)
                                                          ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ...........................               (32)  $           (38)             (127)  $          (291)
                                                          ===============   ===============   ===============   ===============

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2005 were as follows:

INVESTMENT PORTFOLIO                                           PURCHASES         SALES
--------------------                                           ---------------   ---------------
AIT Core Equity Service Shares (a)                             $     1,505,154   $     1,953,382
AIT Equity Index Service Shares (a)                                 15,112,053        48,433,802
AIT Government Bond Service Shares (a)                               4,458,590         7,573,895
AIT Money Market Service Shares (a)                                 66,940,508        83,205,303
AIT Select Capital Appreciation Service Shares (a)                  23,783,200        24,015,679
AIT Select Growth Service Shares (a)                                 1,508,197        45,031,167
AIT Select International Equity Service Shares (a)                   1,903,645        27,429,778
AIT Select Investment Grade Income Service Shares (a)               24,212,854        45,996,435
AIT Select Value Opportunity Service Shares (a)                     22,509,194        23,249,889
AIM V.I. Aggressive Growth Series I                                    287,986         3,125,374
AIM V.I. Basic Value Series II                                         760,806         4,074,689
AIM V.I. Blue Chip Series I                                          1,937,236         4,702,696
AIM V.I. Capital Development Series II                                 247,291           886,510
AIM V.I. Dynamics Series I                                             294,967         2,489,205
AIM V.I. Global Health Care Series I (b)                               842,453         2,692,757
AIM V.I. Premier Equity Series I                                     2,414,993         5,329,010
AllianceBernstein Global Technology Class B (b)                        751,226         1,076,405
AllianceBernstein Growth and Income Class B                          4,981,733        21,146,903
AllianceBernstein Large Cap Growth Class A  (b)                      1,923,578         7,662,832
AllianceBernstein Large Cap Growth Class B  (b)                      2,074,769         4,731,836
AllianceBernstein Small/Mid-Cap Value Class B (b)                    3,777,427         6,333,306
AllianceBernstein Value Class B                                      3,464,512         2,796,587
Eaton Vance VT Floating-Rate Income                                  6,152,581         5,721,701

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (Continued)

INVESTMENT PORTFOLIO                                           PURCHASES         SALES
--------------------                                           ---------------   ---------------
Eaton Vance VT Worldwide Health Sciences                       $     1,243,533   $     3,320,836
Fidelity VIP Contrafund                                             11,206,689         5,502,821
Fidelity VIP Contrafund Service Class 2                              3,593,410         2,375,954
Fidelity VIP Equity-Income                                           9,121,454        38,100,436
Fidelity VIP Equity-Income Service Class 2                           1,916,218         4,892,490
Fidelity VIP Growth                                                  1,257,497        26,709,060
Fidelity VIP Growth Service Class 2                                    858,125         3,146,967
Fidelity VIP Growth & Income                                         2,140,867         3,808,835
Fidelity VIP Growth & Income Service Class 2                           232,133         1,105,163
Fidelity VIP High Income                                            18,108,090        26,585,668
Fidelity VIP High Income Service Class 2                             8,543,542         9,369,547
Fidelity VIP Mid Cap                                                10,046,914        10,171,518
Fidelity VIP Mid Cap Service Class 2                                 3,721,679         3,475,035
Fidelity VIP Value Strategies Service Class 2                        1,017,464         2,657,266
FT VIP Franklin Large Cap Growth Securities Class 2                  1,184,881         1,649,333
FT VIP Franklin Small Cap Value Securities Class 2                   8,416,073         6,291,786
FT VIP Franklin Small-Mid Cap Growth Securities Class 2 (b)          4,616,399         9,102,156
FT VIP Mutual Shares Securities Class 2                              9,771,688        11,196,053
FT VIP Templeton Foreign Securities Class 2                          7,638,720         3,561,477
Janus Aspen Growth and Income Service Shares                         2,662,630         3,938,706
Janus Aspen International Growth Service Shares                      7,427,521         5,652,363
Janus Aspen Large Cap Growth Service Shares (b)                      2,104,477         5,296,858
Janus Aspen Mid Cap Growth Service Shares                            2,259,053         2,730,399
MFS Mid Cap Growth Service Class                                       704,177         2,405,649
MFS New Discovery Service Class                                        495,465         1,135,488
MFS Total Return Service Class                                       8,649,901         4,494,722
MFS Utilities Service Class                                          6,196,974         3,126,909
Oppenheimer Balanced Service Shares                                  2,721,348         1,351,627
Oppenheimer Capital Appreciation Service Shares                      4,145,771         1,775,215
Oppenheimer Global Securities Service Shares                         8,456,262         3,154,795
Oppenheimer High Income Service Shares                               4,771,030         7,038,233
Oppenheimer Main Street Service Shares                                 909,748         1,607,392
Pioneer Fund VCT Class II                                            2,226,032         3,134,898
Pioneer Real Estate Shares VCT Class II                              7,897,841         8,512,583
Scudder Technology Growth Series II Class A                          2,624,577         6,260,268
Scudder VIT Small Cap Index                                         10,416,874        13,063,533
SVS Dreman Financial Services Series II Class A                      1,544,922         3,163,179
T. Rowe Price International Stock                                    2,572,378        18,666,246

(a)  Subsequent event. See Notes 1 and 7.
(b)  Name changed. See Note 1.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2005 is as follows:

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
AIT CORE EQUITY SERVICE SHARES (e)
2005                                                                2,467     1.420149     1.168380        2,879
2004                                                                2,858     1.363266     1.117042        3,191
2003                                                                3,047     1.256751     1.025587        3,124
2002                                                                2,586     0.814066     1.001865        2,107
2001                                                                  N/A          N/A          N/A          N/A
AIT EQUITY INDEX SERVICE SHARES (e)
2005                                                              156,603     1.400824     0.925677      138,238
2004                                                              195,495     1.365923     0.898954      167,629
2003                                                              226,873     1.260148     0.825983      178,794
2002                                                               47,370     0.623322     1.003365       29,911
2001                                                               19,550     0.812753     0.853641       16,007
AIT GOVERNMENT BOND SERVICE SHARES (e)
2005                                                               21,199     1.014534     1.081615       22,891
2004                                                               24,580     1.016833     1.079672       26,505
2003                                                               43,213     1.013493     1.071763       46,278
2002                                                               65,028     1.014614     1.068596       69,466
2001                                                                  N/A          N/A          N/A          N/A
AIT MONEY MARKET SERVICE SHARES (e)
2005                                                               74,861     0.989877     1.041048       97,246
2004                                                               88,223     0.980656     1.027169      113,550
2003                                                              118,504     0.989107     1.031817      153,773
2002                                                              220,218     0.998714     1.375480      289,440
2001                                                              175,608     1.034668     1.372160      237,539

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                 (%) (1)      (%) (2)      (%) (2)    (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
AIT CORE EQUITY SERVICE SHARES (e)
2005                                                                 0.77         1.35         1.75         4.17         4.60
2004                                                                 1.06         1.35         1.75         8.48         8.92
2003                                                                 0.88         1.35         1.75        25.44        25.95
2002                                                                 1.28         1.35         1.75       -18.59         0.19(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
AIT EQUITY INDEX SERVICE SHARES (e)
2005                                                                 1.37         1.35         1.75         2.56         2.97
2004                                                                 1.57         1.35         1.75         8.39         8.83
2003                                                                 1.35         1.35         1.75        25.59        26.10
2002                                                                 1.34         1.35         1.75       -23.31         0.34
2001                                                                 1.21         1.35         1.40       -13.25       -13.21
AIT GOVERNMENT BOND SERVICE SHARES (e)
2005                                                                 3.52         1.35         1.75        -0.23         0.18
2004                                                                 3.63         1.35         1.75         0.33         0.74
2003                                                                 3.76         1.35         1.75        -0.11         0.30
2002                                                                 4.64         1.35         1.75         1.46         6.86(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
AIT MONEY MARKET SERVICE SHARES (e)
2005                                                                 2.64         1.35         1.75         0.94         1.35
2004                                                                 0.89         1.35         1.75        -0.85        -0.45
2003                                                                 0.82         1.35         1.75        -0.96        -0.57
2002                                                                 1.62         1.35         1.75        -0.13         0.29
2001                                                                 4.10         1.35         1.40         2.82         2.88

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES (e)
2005                                                               28,881     3.355960     1.422720       91,186
2004                                                               36,156     2.967862     1.257557      101,199
2003                                                               42,931     2.537403     1.074620      103,501
2002                                                               54,167     0.779686     1.841931       95,746
2001                                                               65,605     1.008102     2.382763      154,224
AIT SELECT GROWTH SERVICE SHARES (e)
2005                                                               78,579     1.351503     0.719851      155,464
2004                                                               99,988     1.281000     0.679535      188,707
2003                                                              122,775     1.213513     0.641125      218,685
2002                                                               95,688     0.514576     1.535543      135,038
2001                                                              114,227     0.720470     2.151038      242,308
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES (e)
2005                                                               55,941     1.510543     1.006654       95,550
2004                                                               72,080     1.367710     0.907772      111,285
2003                                                               91,798     1.216117     0.803892      125,113
2002                                                               98,575     0.637781     1.153253      107,850
2001                                                              110,326     0.801813     1.450602      158,277
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES (e)
2005                                                               92,635     1.053198     1.224822      151,161
2004                                                              109,395     1.052554     1.219109      177,618
2003                                                              139,336     1.030313     1.188517      221,402
2002                                                              141,742     1.015094     1.656197      223,568
2001                                                              135,688     1.093240     1.553336      207,032
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES (e)
2005                                                               44,763     1.685671     1.693688       82,705
2004                                                               55,550     1.600723     1.601805       97,115
2003                                                               68,185     1.365087     1.360472      101,155
2002                                                               83,894     0.996252     1.095115       91,319
2001                                                               93,520     1.206814     1.327242      123,935

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES (e)
2005                                                                  N/A         1.35         1.40        13.08        13.13
2004                                                                  N/A         1.35         1.40        16.96        17.02
2003                                                                  N/A         1.35         1.40        37.76        37.83
2002                                                                  N/A         1.35         1.75       -22.70         2.32
2001                                                                  N/A         1.35         1.40        -2.52        -2.46
AIT SELECT GROWTH SERVICE SHARES (e)
2005                                                                 0.24         1.35         1.75         5.50         5.93
2004                                                                  N/A         1.35         1.75         5.56         5.99
2003                                                                 0.05         1.35         1.75        24.09        24.59
2002                                                                 0.17         1.35         1.75       -28.61        -2.21
2001                                                                  N/A         1.35         1.40       -25.76       -25.72
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES (e)
2005                                                                 1.42         1.35         1.75        10.44        10.89
2004                                                                 1.25         1.35         1.75        12.47        12.92
2003                                                                 0.82         1.35         1.75        25.53        26.05
2002                                                                 1.61         1.35         1.75       -20.50        -3.12
2001                                                                 1.52         1.35         1.40       -22.62       -22.58
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES (e)
2005                                                                 4.69         1.35         1.75         0.06         0.47
2004                                                                 5.22         1.35         1.75         2.16         2.57
2003                                                                 4.47         1.35         1.75         1.50         1.91
2002                                                                 5.33         1.35         1.75         1.51         6.68
2001                                                                 5.91         1.35         1.40         6.43         6.49
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES (e)
2005                                                                 0.00         1.35         1.75         5.31         5.74
2004                                                                 0.06         1.35         1.75        17.26        17.74
2003                                                                 0.12         1.35         1.75        36.01        36.56
2002                                                                 0.64         1.35         1.75       -17.49         0.37
2001                                                                 0.63         1.35         1.40        11.11        11.17

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
AIM V.I. AGGRESSIVE GROWTH SERIES I
2005                                                               14,949     0.714750     0.776521       10,907
2004                                                               18,834     0.685519     0.744391       13,169
2003                                                               23,426     0.621845     0.674908       14,886
2002                                                               26,920     0.497858     0.540077       13,702
2001                                                               14,406     0.652924     0.707931        9,478
AIM V.I. BASIC VALUE SERIES II
2005                                                                9,713     1.445178     1.134178       11,002
2004                                                               12,749     1.395181     1.090496       13,890
2003                                                               12,594     1.281172     0.997317       12,555
2002                                                                9,560     0.758204     0.978285        7,252
2001                                                                  N/A          N/A          N/A          N/A
AIM V.I. BLUE CHIP SERIES I
2005                                                               21,557     0.661316     0.708835       14,476
2004                                                               25,631     0.648025     0.694254       16,851
2003                                                               29,253     0.627871     0.672327       18,618
2002                                                               30,652     0.508845     0.544586       15,806
2001                                                               20,662     0.698932     0.747637       14,542
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2005                                                                1,395     1.573595     1.210659        1,691
2004                                                                1,939     1.465790     1.123138        2,180
2003                                                                1,975     1.294284     0.987695        1,954
2002                                                                  505     0.741151     0.975481          378
2001                                                                  N/A          N/A          N/A          N/A
AIM V.I. DYNAMICS SERIES I
2005                                                                9,123     0.633731     0.743443        5,908
2004                                                               12,573     0.580497     0.680657        7,496
2003                                                               14,436     0.519453     0.608773        7,662
2002                                                               15,341     0.382240     0.447737        5,999
2001                                                               11,441     0.569259     0.666480        6,637

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
AIM V.I. AGGRESSIVE GROWTH SERIES I
2005                                                                  N/A         1.35         1.40         4.26         4.32
2004                                                                  N/A         1.35         1.40        10.24        10.30
2003                                                                  N/A         1.35         1.40        24.90        24.97
2002                                                                  N/A         1.35         1.40       -23.75       -23.71
2001                                                                  N/A         1.35         1.40       -27.10       -27.06
AIM V.I. BASIC VALUE SERIES II
2005                                                                  N/A         1.35         1.75         3.58         4.01
2004                                                                  N/A         1.35         1.75         8.90         9.34
2003                                                                  N/A         1.35         1.75        30.96        31.49
2002                                                                 0.00         1.35         1.75       -24.18        -2.17(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
AIM V.I. BLUE CHIP SERIES I
2005                                                                 0.55         1.35         1.40         2.05         2.10
2004                                                                 0.10         1.35         1.40         3.21         3.26
2003                                                                  N/A         1.35         1.40        23.39        23.46
2002                                                                  N/A         1.35         1.40       -27.20       -27.16
2001                                                                 0.02         1.35         1.40       -23.62       -23.59
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2005                                                                  N/A         1.35         1.75         7.35         7.79
2004                                                                  N/A         1.35         1.75        13.25        13.71
2003                                                                  N/A         1.35         1.75        32.68        33.22
2002                                                                  N/A         1.35         1.75       -25.88        -2.45(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
AIM V.I. DYNAMICS SERIES I
2005                                                                  N/A         1.35         1.40         9.17         9.22
2004                                                                  N/A         1.35         1.40        11.75        11.81
2003                                                                  N/A         1.35         1.40        35.90        35.97
2002                                                                  N/A         1.35         1.40       -32.85       -32.82
2001                                                                  N/A         1.35         1.40       -32.10       -32.07

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT        UNIT
                                                                               VALUE       VALUE          NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
AIM V.I. GLOBAL HEALTH CARE SERIES I (a)
2005                                                                9,382     0.943540     0.992820        8,952
2004                                                               11,325     0.884839     0.930584       10,128
2003                                                               13,384     0.834255     0.876949       11,278
2002                                                               15,550     0.662142     0.695675       10,404
2001                                                               11,347     0.888914     0.933449       10,155
AIM V.I. PREMIER EQUITY SERIES I
2005                                                               19,950     0.744177     0.793018       15,057
2004                                                               23,816     0.714350     0.760845       17,248
2003                                                               29,907     0.684946     0.729169       20,758
2002                                                               35,089     0.555378     0.590933       19,743
2001                                                               29,366     0.807661     0.858939       23,898
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY CLASS B (a)(d)
2005                                                                1,468     1.485758     1.019007        1,499
2004                                                                1,772     1.459001     0.996585        1,770
2003                                                                2,478     1.413106     0.961320        2,386
2002                                                                  496     0.677577     1.000258          341
2001                                                                  N/A          N/A          N/A          N/A
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2005                                                               63,938     1.153550     1.177668       74,114
2004                                                               78,193     1.118519     1.141316       87,901
2003                                                               92,066     1.019929     1.040193       94,346
2002                                                              102,586     0.782540     0.996069       80,649
2001                                                               56,269     1.020980     1.040222       57,587
ALLIANCEBERNSTEIN LARGE CAP GROWTH CLASS A (a)
2005                                                               38,719     0.841925     0.841925       32,599
2004                                                               45,864     0.741560     0.741560       34,011
2003                                                               51,491     0.692417     0.692417       35,653
2002                                                               59,366     0.567850     0.567850       33,711
2001                                                               58,048     0.830394     0.830394       48,203

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
AIM V.I. GLOBAL HEALTH CARE SERIES I (a)
2005                                                                  N/A         1.35         1.40         6.63         6.69
2004                                                                  N/A         1.35         1.40         6.06         6.12
2003                                                                  N/A         1.35         1.40        25.99        26.06
2002                                                                  N/A         1.35         1.40       -25.51       -25.47
2001                                                                 0.53         1.35         1.40       -13.81       -13.77
AIM V.I. PREMIER EQUITY SERIES I
2005                                                                 0.79         1.35         1.40         4.18         4.23
2004                                                                 0.43         1.35         1.40         4.29         4.34
2003                                                                 0.30         1.35         1.40        23.33        23.39
2002                                                                 0.34         1.35         1.40       -31.24       -31.20
2001                                                                 0.25         1.35         1.40       -13.79       -13.74
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY CLASS B (a)(d)
2005                                                                  N/A         1.35         1.75         1.83         2.25
2004                                                                  N/A         1.35         1.75         3.25         3.67
2003                                                                  N/A         1.35         1.75        41.27        41.85
2002                                                                  N/A         1.35         1.75       -32.24         0.03(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2005                                                                 1.30         1.35         1.40         3.13         3.19
2004                                                                 0.74         1.35         1.40         9.67         9.72
2003                                                                 0.85         1.35         1.40        30.34        30.40
2002                                                                 0.57         1.35         1.75       -23.35        -0.39
2001                                                                 0.44         1.35         1.40        -1.25        -1.20
ALLIANCEBERNSTEIN LARGE CAP GROWTH CLASS A (a)
2005                                                                  N/A         1.40         1.40        13.53        13.53
2004                                                                  N/A         1.40         1.40         7.10         7.10
2003                                                                  N/A         1.40         1.40          N/A        21.94
2002                                                                  N/A         1.35         1.40       -31.62       -31.62
2001                                                                  N/A         1.35         1.40       -18.37       -18.37

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
ALLIANCEBERNSTEIN LARGE CAP GROWTH CLASS B (a)
2005                                                               16,508     1.406010     0.796046       13,756
2004                                                               20,083     1.246088     0.702645       14,793
2003                                                               23,600     1.170604     0.657400       16,326
2002                                                               26,889     0.540166     0.965764       15,295
2001                                                               12,750     0.791745     0.887245       10,848
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE CLASS B (a)
2005                                                                7,005     1.716456     1.419746        9,932
2004                                                                9,178     1.638376     1.349667       12,374
2003                                                                5,380     1.400431     1.148980        6,178
2002                                                                3,431     0.826391     1.011666        2,837
2001                                                                  N/A          N/A          N/A          N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2005                                                                6,009     1.239108     1.241435        7,448
2004                                                                5,498     1.191397     1.193019        6,551
2003                                                                4,442     1.065775     1.066679        4,735
2002                                                                3,064     0.841414     1.006911        2,579
2001                                                                  N/A          N/A          N/A          N/A
EATON VANCE VT FLOATING-RATE INCOME
2005                                                               24,301     1.046090     1.048715       25,434
2004                                                               24,518     1.021494     1.023532       25,055
2003                                                               23,209     1.007442     1.008978       23,389
2002                                                               25,965     0.992469     0.993415       25,774
2001                                                                9,110     1.003461     1.003839        9,142
EATON VANCE VT WORLDWIDE HEALTH SCIENCES
2005                                                               12,729     1.126344     1.129066       14,345
2004                                                               14,515     1.067328     1.069369       15,499
2003                                                               15,664     1.018908     1.020335       15,965
2002                                                               15,038     0.795044     0.795759       11,959
2001                                                                6,211     1.149105     1.149567        7,137

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
ALLIANCEBERNSTEIN LARGE CAP GROWTH CLASS B (a)
2005                                                                  N/A         1.35         1.75        12.83        13.29
2004                                                                  N/A         1.35         1.75         6.45         6.88
2003                                                                  N/A         1.35         1.75        21.21        21.70
2002                                                                  N/A         1.35         1.75       -31.81        -3.42
2001                                                                  N/A         1.35         1.40       -18.52       -11.28
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE CLASS B (a)
2005                                                                 0.56         1.35         1.75         4.77         5.19
2004                                                                 0.06         1.35         1.75        16.99        17.47
2003                                                                 0.71         1.35         1.75        38.43        38.99
2002                                                                 0.04         1.35         1.75       -17.36         1.17(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2005                                                                 1.23         1.35         1.40         4.00         4.06
2004                                                                 0.84         1.35         1.40        11.79        11.84
2003                                                                 0.77         1.35         1.40        26.66        26.73
2002                                                                 0.03         1.35         1.75       -15.86         0.69(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
EATON VANCE VT FLOATING-RATE INCOME
2005                                                                 3.99         1.35         1.40         2.41         2.46
2004                                                                 2.50         1.35         1.40         1.39         1.44
2003                                                                 2.21         1.35         1.40         1.51         1.57
2002                                                                 0.28         1.35         1.40        -1.10        -1.04
2001                                                                 1.39         1.35         1.40         0.35         0.38(c)
EATON VANCE VT WORLDWIDE HEALTH SCIENCES
2005                                                                  N/A         1.35         1.40         5.53         5.58
2004                                                                  N/A         1.35         1.40         4.75         4.81
2003                                                                  N/A         1.35         1.40        28.16        28.22
2002                                                                  N/A         1.35         1.40       -30.81       -30.78
2001                                                                  N/A         1.35         1.40        14.91        14.96(c)

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
FIDELITY VIP CONTRAFUND
2005                                                               42,028     1.242067     1.242067       52,202
2004                                                               36,499     1.077231     1.077231       39,318
2003                                                               30,644     0.946092     0.946092       28,992
2002                                                               28,591     0.746917     0.746917       21,355
2001                                                               16,731     0.835649     0.835649       13,981
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
2005                                                               10,547     1.616658     1.291880       13,627
2004                                                                9,481     1.410620     1.122660       10,644
2003                                                                8,604     1.246745     0.988219        8,502
2002                                                                9,553     0.781410     0.989839        7,465
2001                                                                2,235     0.876272     0.876272        1,959
FIDELITY VIP EQUITY-INCOME
2005                                                               57,749     2.368290     2.368290      136,768
2004                                                               73,279     2.268841     2.268841      166,259
2003                                                               85,422     2.063179     2.063179      176,241
2002                                                              105,303     1.605492     1.605492      169,063
2001                                                              119,522     1.960551     1.960551      234,330
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
2005                                                               12,318     1.449520     1.169044       14,401
2004                                                               15,509     1.397481     1.122517       17,411
2003                                                               17,986     1.278737     1.022978       18,401
2002                                                               20,608     0.797494     1.000935       16,436
2001                                                                5,068     0.975787     0.975787        4,945
FIDELITY VIP GROWTH
2005                                                               40,830     2.169021     2.169021       88,561
2004                                                               52,885     2.079242     2.079242      109,960
2003                                                               62,334     2.039860     2.039860      127,153
2002                                                               74,649     1.557255     1.557255      116,248
2001                                                               95,897     2.259670     2.259670      216,696

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
FIDELITY VIP CONTRAFUND
2005                                                                 0.27         1.40         1.40        15.30        15.30
2004                                                                 0.31         1.40         1.40        13.86        13.86
2003                                                                 0.43         1.40         1.40          N/A        26.67
2002                                                                 0.66         1.35         1.40       -10.62       -10.62
2001                                                                 0.35         1.35         1.40       -13.47       -13.47
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
2005                                                                 0.13         1.35         1.75        14.61        15.07
2004                                                                 0.20         1.35         1.75        13.14        13.60
2003                                                                 0.31         1.35         1.75        25.95        26.47
2002                                                                 0.32         1.35         1.75       -10.83        -1.02
2001                                                                 0.08         1.35         1.40       -13.65       -13.65
FIDELITY VIP EQUITY-INCOME
2005                                                                 1.74         1.40         1.40         4.38         4.38
2004                                                                 1.63         1.40         1.40         9.97         9.97
2003                                                                 1.94         1.40         1.40          N/A        28.51
2002                                                                 1.77         1.35         1.40       -18.11       -18.11
2001                                                                 1.75         1.35         1.40        -6.29        -6.29
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
2005                                                                 1.53         1.35         1.75         3.72         4.14
2004                                                                 1.53         1.35         1.75         9.29         9.73
2003                                                                 1.73         1.35         1.75        27.75        28.27
2002                                                                 0.74         1.35         1.75       -18.27         0.09
2001                                                                 0.18         1.35         1.40        -6.51        -6.51
FIDELITY VIP GROWTH
2005                                                                 0.54         1.40         1.40         4.32         4.32
2004                                                                 0.28         1.40         1.40         1.93         1.93
2003                                                                 0.29         1.40         1.40          N/A        30.99
2002                                                                 0.27         1.35         1.40       -31.08       -31.08
2001                                                                 0.09         1.35         1.40       -18.80       -18.80

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
FIDELITY VIP GROWTH SERVICE CLASS 2
2005                                                                7,812     1.353359     0.744586        5,817
2004                                                               11,008     1.305615     0.715402        7,876
2003                                                               11,468     1.288651     0.703243        8,065
2002                                                               10,189     0.537840     0.989564        5,481
2001                                                                4,508     0.782177     0.782177        3,526
FIDELITY VIP GROWTH & INCOME
2005                                                               11,245     0.975114     0.975114       10,965
2004                                                               13,053     0.918805     0.918805       11,993
2003                                                               15,016     0.880790     0.880790       13,226
2002                                                               14,260     0.721704     0.721704       10,292
2001                                                               14,337     0.877785     0.877785       12,585
FIDELITY VIP GROWTH & INCOME SERVICE CLASS 2
2005                                                                2,373     0.984221     0.984221        2,336
2004                                                                3,305     0.928956     0.928956        3,070
2003                                                                3,541     0.892374     0.892374        3,160
2002                                                                4,366     0.732791     0.732791        3,199
2001                                                                1,629     0.893297     0.893297        1,456
FIDELITY VIP HIGH INCOME
2005                                                               47,686     1.340968     1.340968       63,946
2004                                                               61,378     1.324235     1.324235       81,279
2003                                                               80,700     1.225482     1.225482       98,896
2002                                                               89,461     0.976605     0.976605       87,368
2001                                                              103,705     0.957497     0.957497       99,298
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
2005                                                                7,098     1.161050     1.161050        8,241
2004                                                                8,826     1.150340     1.150340       10,153
2003                                                               11,609     1.066045     1.066045       12,376
2002                                                               11,464     0.852532     0.852532        9,773
2001                                                                3,024     0.836606     0.836606        2,530

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
FIDELITY VIP GROWTH SERVICE CLASS 2
2005                                                                 0.32         1.35         1.75         3.66         4.08
2004                                                                 0.13         1.35         1.75         1.32         1.73
2003                                                                 0.11         1.35         1.75        30.22        30.75
2002                                                                 0.10         1.35         1.75       -31.24        -1.04
2001                                                                  N/A         1.35         1.40       -18.98       -18.98
FIDELITY VIP GROWTH & INCOME
2005                                                                 1.58         1.40         1.40         6.13         6.13
2004                                                                 0.89         1.40         1.40         4.32         4.32
2003                                                                 1.14         1.40         1.40          N/A        22.04
2002                                                                 1.11         1.35         1.40       -17.78       -17.78
2001                                                                 0.83         1.35         1.40       -10.03       -10.03
FIDELITY VIP GROWTH & INCOME SERVICE CLASS 2
2005                                                                 1.44         1.35         1.35         5.95         5.95
2004                                                                 0.78         1.35         1.35         4.10         4.10
2003                                                                 1.12         1.35         1.35          N/A        21.78
2002                                                                 0.80         1.35         1.40       -17.97       -17.97
2001                                                                 0.10         1.35         1.40       -10.24       -10.24
FIDELITY VIP HIGH INCOME
2005                                                                14.99         1.40         1.40         1.26         1.26
2004                                                                 9.22         1.40         1.40         8.06         8.06
2003                                                                 7.30         1.40         1.40          N/A        25.48
2002                                                                10.99         1.35         1.40         2.00         2.00
2001                                                                12.94         1.35         1.40       -12.97       -12.97
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
2005                                                                15.45         1.35         1.35         0.93         0.93
2004                                                                 9.49         1.35         1.35         7.91         7.91
2003                                                                 6.09         1.35         1.35          N/A        25.04
2002                                                                 5.46         1.35         1.40         1.90         1.90
2001                                                                 1.52         1.35         1.40       -13.12       -13.12

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
FIDELITY VIP MID CAP
2005                                                               32,957     1.742500     1.742500       57,427
2004                                                               33,168     1.493794     1.493794       49,546
2003                                                               34,214     1.212805     1.212805       41,495
2002                                                               35,732     0.887219     0.887219       31,702
2001                                                               19,368     0.997823     0.997823       19,326
FIDELITY VIP MID CAP SERVICE CLASS 2
2005                                                                7,155     1.895105     1.767651       12,647
2004                                                                7,090     1.634377     1.518283       10,765
2003                                                                8,016     1.334437     1.234618        9,897
2002                                                                8,280     0.905238     0.982403        7,496
2001                                                                2,272     1.019877     1.019877        2,317
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2
2005                                                                3,989     1.316693     1.319087        5,253
2004                                                                5,402     1.303743     1.305452        7,044
2003                                                                6,125     1.161511     1.162435        7,116
2002                                                                1,234     0.748572     0.979446          925
2001                                                                  N/A          N/A          N/A          N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2 (d)
2005                                                                4,913     1.087551     1.089589        5,344
2004                                                                5,299     1.091442     1.092941        5,785
2003                                                                3,828     1.025572     1.026464        3,926
2002                                                                1,244     0.819349     0.992447        1,020
2001                                                                  N/A          N/A          N/A          N/A
FT VIP FRANKLIN SMALL CAP VALUE SECURITITES CLASS 2
2005                                                               11,571     1.707152     1.355822       15,668
2004                                                                9,929     1.597516     1.263601       12,534
2003                                                                5,649     1.313944     1.035087        5,845
2002                                                                3,172     0.793867     1.012168        2,520
2001                                                                  N/A          N/A          N/A          N/A

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
FIDELITY VIP MID CAP
2005                                                                  N/A         1.40         1.40        16.65        16.65
2004                                                                  N/A         1.40         1.40        23.17        23.17
2003                                                                 0.42         1.40         1.40          N/A        36.70
2002                                                                 0.65         1.35         1.40       -11.08       -11.08
2001                                                                  N/A         1.35         1.40        -4.57        -4.57
FIDELITY VIP MID CAP SERVICE CLASS 2
2005                                                                  N/A         1.35         1.75        15.95        16.42
2004                                                                  N/A         1.35         1.75        22.48        22.98
2003                                                                 0.27         1.35         1.75        35.83        36.39
2002                                                                 0.41         1.35         1.75       -11.24        -1.76
2001                                                                  N/A         1.35         1.40        -4.82        -4.82
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2
2005                                                                  N/A         1.35         1.40         0.99         1.04
2004                                                                  N/A         1.35         1.40        12.25        12.30
2003                                                                  N/A         1.35         1.40        55.16        55.24
2002                                                                  N/A         1.35         1.75       -25.14        -2.06(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2 (d)
2005                                                                 0.57         1.35         1.40        -0.36        -0.31
2004                                                                 0.46         1.35         1.40         6.42         6.48
2003                                                                 0.81         1.35         1.40        25.17        25.23
2002                                                                 0.11         1.35         1.75       -18.07        -0.76(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
FT VIP FRANKLIN SMALL CAP VALUE SECURITITES CLASS 2
2005                                                                 0.76         1.35         1.75         6.86         7.30
2004                                                                 0.15         1.35         1.75        21.58        22.08
2003                                                                 0.16         1.35         1.75        29.81        30.34
2002                                                                 0.48         1.35         1.75       -20.61         1.22(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2 (a)
2005                                                               25,707     0.778485     0.880181       20,451
2004                                                               31,115     0.753469     0.851460       24,042
2003                                                               37,004     0.685504     0.774266       25,999
2002                                                               34,312     0.506560     1.042702       17,852
2001                                                               14,258     0.720394     0.812863       10,446
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2005                                                               34,595     1.450197     1.453138       50,338
2004                                                               35,579     1.335110     1.332405       47,488
2003                                                               38,144     1.202310     1.199155       45,838
2002                                                               39,047     0.971292     0.981192       38,023
2001                                                               24,642     1.116467     1.120527       27,604
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2005                                                               15,953     1.544410     1.301013       20,722
2004                                                               12,466     1.426828     1.197091       14,906
2003                                                                8,102     1.225217     1.023775        8,289
2002                                                                5,008     0.784668     0.943189        3,931
2001                                                                  N/A          N/A          N/A          N/A
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2005                                                               16,560     0.890200     0.961469       14,913
2004                                                               17,869     0.805292     0.869324       14,561
2003                                                               21,861     0.731302     0.789050       16,186
2002                                                               23,786     0.600482     0.647581       14,465
2001                                                               16,684     0.778493     0.839133       13,092
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES
2005                                                               19,134     0.976556     1.078230       19,048
2004                                                               17,180     0.750650     0.828385       13,219
2003                                                               19,926     0.641442     0.707506       13,094
2002                                                               23,860     0.483555     0.533082       11,785
2001                                                               16,328     0.660584     0.727871       10,977

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2 (a)
2005                                                                  N/A         1.35         1.40         3.32         3.37
2004                                                                  N/A         1.35         1.40         9.91         9.97
2003                                                                  N/A         1.35         1.40        35.33        35.39
2002                                                                 0.26         1.35         1.75       -29.68         4.27(b)
2001                                                                 0.33         1.35         1.40       -16.44       -16.39
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2005                                                                 0.89         1.35         1.75         8.62         9.06
2004                                                                 0.78         1.35         1.75        10.66        11.11
2003                                                                 1.00         1.35         1.40        23.40        23.46
2002                                                                 0.95         1.35         1.75       -13.05        -1.88(b)
2001                                                                 1.20         1.35         1.40         5.54         5.60
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2005                                                                 1.21         1.35         1.75         8.24         8.68
2004                                                                 0.94         1.35         1.75        16.46        16.93
2003                                                                 1.57         1.35         1.75        29.90        30.43
2002                                                                 0.27         1.35         1.75       -21.53        -5.68(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2005                                                                 0.37         1.35         1.40        10.54        10.60
2004                                                                 0.38         1.35         1.40        10.12        10.17
2003                                                                 0.48         1.35         1.40        21.79        21.85
2002                                                                 0.61         1.35         1.40       -22.87       -22.83
2001                                                                 1.24         1.35         1.40       -14.79       -14.75
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES
2005                                                                 1.09         1.35         1.40        30.09        30.16
2004                                                                 0.85         1.35         1.40        17.03        17.09
2003                                                                 0.96         1.35         1.40        32.65        32.72
2002                                                                 0.65         1.35         1.40       -26.80       -26.76
2001                                                                 0.79         1.35         1.40       -24.50       -24.46

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
JANUS ASPEN LARGE CAP GROWTH SERVICE SHARES (a)
2005                                                               27,326     0.620422     0.687555       17,523
2004                                                               32,210     0.604952     0.670078       20,096
2003                                                               37,921     0.588805     0.651856       23,071
2002                                                               44,226     0.454140     0.502519       20,763
2001                                                               20,657     0.628567     0.695164       13,231
JANUS ASPEN MID CAP GROWTH SERVICE SHARES
2005                                                                9,705     0.547757     0.689705        5,698
2004                                                               10,449     0.495894     0.624083        5,573
2003                                                               11,633     0.417464     0.525106        5,182
2002                                                               14,136     0.314175     0.394977        4,720
2001                                                               14,974     0.443288     0.557013        6,936
MFS MID CAP GROWTH SERVICE CLASS
2005                                                                5,241     1.093856     1.095850        5,735
2004                                                                6,785     1.078574     1.079989        7,320
2003                                                                5,149     0.956380     0.957150        4,925
2002                                                                2,203     0.710023     1.003214        1,565
2001                                                                  N/A          N/A          N/A          N/A
MFS NEW DISCOVERY SERVICE CLASS (d)
2005                                                                1,980     1.066118     1.068119        2,111
2004                                                                2,599     1.029464     1.030872        2,676
2003                                                                2,168     0.983045     0.983889        2,132
2002                                                                  896     0.747204     0.974514          670
2001                                                                  N/A          N/A          N/A          N/A
MFS TOTAL RETURN SERVICE CLASS
2005                                                               22,245     1.269135     1.164901       25,873
2004                                                               19,554     1.259052     1.150953       22,481
2003                                                               15,754     1.154193     1.050818       16,545
2002                                                               10,740     0.917926     1.012670        9,862
2001                                                                  N/A          N/A          N/A          N/A

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
JANUS ASPEN LARGE CAP GROWTH SERVICE SHARES (a)
2005                                                                 0.13         1.35         1.40         2.56         2.61
2004                                                                  N/A         1.35         1.40         2.74         2.80
2003                                                                  N/A         1.35         1.40        29.65        29.72
2002                                                                  N/A         1.35         1.40       -27.75       -27.71
2001                                                                  N/A         1.35         1.40       -25.95       -25.91
JANUS ASPEN MID CAP GROWTH SERVICE SHARES
2005                                                                  N/A         1.35         1.40        10.46        10.51
2004                                                                  N/A         1.35         1.40        18.79        18.85
2003                                                                  N/A         1.35         1.40        32.88        32.95
2002                                                                  N/A         1.35         1.40       -29.13       -29.09
2001                                                                  N/A         1.35         1.40       -40.44       -40.41
MFS MID CAP GROWTH SERVICE CLASS
2005                                                                  N/A         1.35         1.40         1.42         1.47
2004                                                                  N/A         1.35         1.40        12.78        12.83
2003                                                                  N/A         1.35         1.40        34.70        34.76
2002                                                                  N/A         1.35         1.75       -29.00         0.32(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
MFS NEW DISCOVERY SERVICE CLASS (d)
2005                                                                  N/A         1.35         1.40         3.56         3.61
2004                                                                  N/A         1.35         1.40         4.72         4.78
2003                                                                  N/A         1.35         1.40        31.56        31.63
2002                                                                  N/A         1.35         1.75       -25.28        -2.55(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
MFS TOTAL RETURN SERVICE CLASS
2005                                                                 1.87         1.35         1.75         0.80         1.21
2004                                                                 1.50         1.35         1.75         9.09         9.53
2003                                                                 1.53         1.35         1.75        13.98        14.44
2002                                                                  N/A         1.35         1.75        -8.21         1.27(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
MFS UTILITIES SERVICE CLASS (d)
2005                                                                6,582     1.646204     1.649386       10,836
2004                                                                4,523     1.432226     1.434262        6,478
2003                                                                2,430     1.118673     1.119688        2,719
2002                                                                1,061     0.836850     1.033965          888
2001                                                                  N/A          N/A          N/A          N/A
OPPENHEIMER BALANCED SERVICE SHARES (d)
2005                                                                4,650     1.367462     1.222664        5,677
2004                                                                3,666     1.342513     1.195492        4,379
2003                                                                2,241     1.244549     1.103761        2,473
2002                                                                  771     0.897067     1.015912          693
2001                                                                  N/A          N/A          N/A          N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2005                                                                9,841     1.403709     1.101745       10,827
2004                                                                7,458     1.063591     1.065031        7,934
2003                                                                5,754     1.011767     1.012615        5,823
2002                                                                2,605     0.785168     1.012971        2,046
2001                                                                  N/A          N/A          N/A          N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2005                                                               18,172     1.771332     1.432125       25,985
2004                                                               13,922     1.580631     1.272770       17,700
2003                                                                7,812     1.353290     1.085297        8,472
2002                                                                4,010     0.769823     0.964130        3,088
2001                                                                  N/A          N/A          N/A          N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2005                                                                9,419     1.339445     1.247883       11,737
2004                                                               11,789     1.336499     1.240090       14,604
2003                                                               12,360     1.251065     1.156119       14,282
2002                                                                7,254     0.946384     1.028597        6,867
2001                                                                  N/A          N/A          N/A          N/A

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
MFS UTILITIES SERVICE CLASS (d)
2005                                                                 0.41         1.35         1.40        14.94        15.00
2004                                                                 1.10         1.35         1.40        28.03        28.09
2003                                                                 1.12         1.35         1.40        33.68        33.74
2002                                                                  N/A         1.35         1.75       -16.32         3.40(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
OPPENHEIMER BALANCED SERVICE SHARES (d)
2005                                                                 1.54         1.35         1.75         1.86         2.27
2004                                                                 0.86         1.35         1.75         7.87         8.31
2003                                                                 1.57         1.35         1.75        22.51        23.00
2002                                                                  N/A         1.35         1.75       -10.29         1.59(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2005                                                                 0.64         1.35         1.75         3.03         3.45
2004                                                                 0.23         1.35         1.40         5.12         5.18
2003                                                                 0.26         1.35         1.40        28.86        28.92
2002                                                                  N/A         1.35         1.75       -21.48         1.30(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2005                                                                 0.76         1.35         1.75        12.06        12.52
2004                                                                 1.12         1.35         1.75        16.80        17.27
2003                                                                 0.48         1.35         1.75        40.36        40.93
2002                                                                  N/A         1.35         1.75       -23.02        -3.59(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2005                                                                 6.67         1.35         1.75         0.22         0.63
2004                                                                 6.40         1.35         1.75         6.83         7.26
2003                                                                 6.23         1.35         1.75        21.63        22.12
2002                                                                  N/A         1.35         1.75        -5.36         2.86(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
OPPENHEIMER MAIN STREET SERVICE SHARES (d)
2005                                                                5,380     1.341730     1.128050        6,060
2004                                                                6,006     1.291492     1.081402        6,488
2003                                                                5,369     1.204342     1.004340        5,390
2002                                                                3,420     0.804930     0.969469        2,754
2001                                                                  N/A          N/A          N/A          N/A
PIONEER FUND VCT CLASS II
2005                                                               12,638     0.995097     0.997425       12,584
2004                                                               13,599     0.952682     0.954425       12,963
2003                                                               12,511     0.871031     0.872189       10,902
2002                                                               13,624     0.715665     0.716252        9,753
2001                                                                4,388     0.898895     0.899174        3,945
PIONEER REAL ESTATE SHARES VCT CLASS II
2005                                                               13,328     2.173274     2.178453       28,979
2004                                                               14,329     1.919024     1.922613       27,507
2003                                                               14,093     1.437494     1.439462       20,264
2002                                                               15,089     1.084264     1.085203       16,364
2001                                                                3,702     1.075206     1.075594        3,980
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2005                                                               12,465     0.457639     0.548786        5,946
2004                                                               20,575     0.447395     0.536238        9,513
2003                                                               24,658     0.445190     0.533336       11,354
2002                                                               20,401     0.307973     0.368765        6,517
2001                                                               14,202     0.484421     0.579741        7,088
SCUDDER VIT SMALL CAP INDEX
2005                                                               10,293     1.335684     1.399618       13,909
2004                                                               12,526     1.299298     1.360804       16,450
2003                                                               13,831     1.119031     1.171408       15,633
2002                                                               10,857     0.775080     0.810943        8,482
2001                                                                4,041     0.989836     1.035138        4,006

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
OPPENHEIMER MAIN STREET SERVICE SHARES (d)
2005                                                                 1.20         1.35         1.75         3.89         4.31
2004                                                                 0.71         1.35         1.75         7.24         7.67
2003                                                                 0.55         1.35         1.75        24.23        24.73
2002                                                                  N/A         1.35         1.75       -19.51        -3.05(b)
2001                                                                  N/A          N/A          N/A          N/A          N/A
PIONEER FUND VCT CLASS II
2005                                                                 1.10         1.35         1.40         4.45         4.51
2004                                                                 0.94         1.35         1.40         9.37         9.43
2003                                                                 0.89         1.35         1.40        21.71        21.77
2002                                                                 0.94         1.35         1.40       -20.38       -20.34
2001                                                                 0.87         1.35         1.40       -10.11       -10.08
PIONEER REAL ESTATE SHARES VCT CLASS II
2005                                                                 3.07         1.35         1.40        13.25        13.31
2004                                                                 3.60         1.35         1.40        33.50        33.56
2003                                                                 4.72         1.35         1.40        32.58        32.64
2002                                                                 4.83         1.35         1.40         0.84         0.89
2001                                                                 7.11         1.35         1.40         7.52         7.56
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2005                                                                 0.51         1.35         1.40         2.29         2.34
2004                                                                  N/A         1.35         1.40         0.50         0.54
2003                                                                  N/A         1.35         1.40        44.55        44.63
2002                                                                 0.11         1.35         1.40       -36.42       -36.39
2001                                                                 0.11         1.35         1.40       -33.34       -33.31
SCUDDER VIT SMALL CAP INDEX
2005                                                                 0.67         1.35         1.40         2.80         2.85
2004                                                                 0.52         1.35         1.40        16.11        16.17
2003                                                                 0.96         1.35         1.40        44.38        44.45
2002                                                                 0.81         1.35         1.40       -21.70       -21.66
2001                                                                 2.23         1.35         1.40         0.64         0.69

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                 AT DECEMBER 31
                                                                                 --------------
                                                                               UNIT         UNIT
                                                                               VALUE        VALUE         NET
                                                                 UNITS        LOWEST      HIGHEST       ASSETS
                                                                 (000s)       ($) (4)      ($) (4)      ($000s)
                                                               ----------   ----------   ----------   ----------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS
2005                                                                7,148     1.288251     1.312632        9,240
2004                                                                8,487     1.307461     1.331529       11,137
2003                                                                9,801     1.183894     1.205083       11,642
2002                                                               10,983     0.937066     0.953358       10,327
2001                                                                6,952     1.038791     1.056312        7,243
T. ROWE PRICE INTERNATIONAL STOCK
2005                                                               50,318     1.519095     1.035812       70,265
2004                                                               63,572     1.327750     0.904880       77,565
2003                                                               73,517     1.183578     0.806216       80,090
2002                                                               88,355     0.626124     0.919656       75,151
2001                                                               69,281     0.776785     1.141542       77,622

                                                                               FOR THE YEAR ENDED DECEMBER 31
                                                                               ------------------------------
                                                               INVESTMENT    EXPENSE      EXPENSE       TOTAL        TOTAL
                                                                 INCOME       RATIO        RATIO        RETURN       RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST      HIGHEST
                                                                (%) (1)       (%) (2)     (%) (2)     (%) (3)(4)   (%) (3)(4)
                                                               ----------   ----------   ----------   ----------   ----------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS
2005                                                                 1.97         1.35         1.40        -1.47        -1.42
2004                                                                 1.59         1.35         1.40        10.44        10.49
2003                                                                 1.47         1.35         1.40        26.34        26.40
2002                                                                 0.71         1.35         1.40        -9.79        -9.75
2001                                                                 0.60         1.35         1.40        -6.19        -6.14
T. ROWE PRICE INTERNATIONAL STOCK
2005                                                                 1.51         1.35         1.40        14.41        14.47
2004                                                                 1.07         1.35         1.40        12.18        12.24
2003                                                                 1.21         1.35         1.40        28.70        28.76
2002                                                                 0.99         1.35         1.40       -19.44       -19.40
2001                                                                 2.00         1.35         1.40       -23.30       -23.27

(a)  Name changed. See Note 1.
(b)  Start date 5/1/2002.
(c)  Start date 5/1/2001.
(d)  Closed to new money in one or more products.
(e)  Subsequent event. See Notes 1 and 7.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Beginning in 2003, the highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

NOTE 7 - SUBSEQUENT EVENT

     In connection with the AIT Reorganization, the AIT Funds were reorganized into service shares of corresponding Goldman Sachs Variable Insurance Trust ("GSVIT") funds. The impact of the reorganization on individual underlying funds appears below.

AIT FUND                                             GSVIT FUND
--------                                             ----------
AIT Core Equity Service Shares                       GSVIT CORE(SM) U.S. Equity
AIT Equity Index Service Shares                      GSVIT Equity Index
AIT Government Bond Service Shares                   GSVIT Government Income
AIT Money Market Service Shares                      GSVIT Money Market
AIT Select Capital Appreciation Service Shares       GSVIT Growth Opportunities
AIT Select Growth Service Shares                     GSVIT Capital Growth
AIT Select International Equity Service Shares       GSVIT International Equity
AIT Select Investment Grade Income Service Shares    GSVIT Core Fixed Income
AIT Select Value Opportunity Service Shares          GSVIT Mid Cap Value

     Goldman Sachs Asset Management, L.P., a subsidiary of Goldman Sachs, is investment advisor to the GSVIT funds. AFIMS has no relationship with the GSVIT funds.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
          Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

              EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

              EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3  (a)  Underwriting and Administrative Services
                              Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                         (b) Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

                         (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                              incorporated by reference herein.

                         (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                              incorporated by reference herein.

                         (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

              EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 17 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein. Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is
                              incorporated by reference herein.

              EXHIBIT 5       Specimen Generic Application Form A was
                              previously filed on April 24, 1998 in
                              Post-Effective Amendment No. 16 (File Nos.
                              33-47216, 811-6632), and is incorporated by reference herein. Specimen Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632),
                              and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

              EXHIBIT 6 Bylaws, as amended of the Company, effective as of December 30, 2005 was previously filed on April 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

              EXHIBIT 7  (a)  Variable Annuity GMDB Reinsurance Agreement
                              between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                              incorporated by reference herein.

                         (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                              incorporated by reference herein.

                         (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                         (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

              EXHIBIT 8  (a)  Fidelity Service Agreement was previously
                              filed on April 30, 1996 in Post-Effective No. 8 (File Nos. 33-47216, 811-6632), and is
                              incorporated by reference
                              herein.

                         (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632),
                              and is incorporated by reference herein.

                         (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                         (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632),
                              and is incorporated by reference herein.

                         (e) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                         (f)  Directors' Power of Attorney is filed herewith.

                         (g) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                         (h) Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein.

                         (i) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                         (j) Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                         (k) Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's

                              Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein.

                         (l) Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein.

              EXHIBIT 9       Opinion of Counsel is filed herewith.

              EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

              EXHIBIT 11      None.

              EXHIBIT 12      None.

              EXHIBIT 13      Schedule for Computation of Performance
                              Quotations was previously filed on April 21, 2000 in Post-Effective Amendment No. 21 of Registration Statement No.33-47216/811-6632, and is
                              incorporated by reference herein.

              EXHIBIT 14      Not Applicable.

              EXHIBIT 15 (a)  Form of Amendment dated May 1, 2003 to the
                              Allmerica Investment Trust Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated March 15, 2001 was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                         (b) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                         (c) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                         (d) Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is
                              incorporated by reference herein.

                         (e) Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is
                              incorporated by reference herein.

                         (f) Amendment dated May 1, 2001 to the Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 28, 2003 in Post-Effective Amendment No. 28 of Registration Statement No. 33-47216/811-06632, and is incorporated by reference herein. Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                         (g) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of

                              Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                         (h) Amendment dated October 1, 2001 with Variable Insurance Products Fund III was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Participation Agreement with Variable Insurance Products III was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                         (i) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                              incorporated by reference herein.

                         (j)  Amendment dated October 31, 2001 to the
                              Participation Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on November 9, 2001 in Post-Effective Amendment No. 20 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                         (k) Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                         (l) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                              incorporated by reference herein.

                         (m) Eaton Vance Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Eaton Vance was previously filed on February 28, 2001 in Post-Effective Amendment No. 24 (File Nos. 33-47216/811-6632), and is incorporated by reference herein.

                         (n) Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                         (o) Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                         (p) Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is
                              incorporated by reference herein.

                         (q) Form of Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     85 Broad Street
     New York, NY  10004

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                          POSITION WITH COMPANY
----                          ---------------------
Allan S. Levine               Chairman of the Board

John J. Fowler                Vice President and Chief Financial Officer

Nicholas Helmuth von Moltke   Director, Vice President, and Chief Operating Officer

John W. McMahon               Director

Timothy J. O'Neill            Director

Marc A. Spilker               Director

Samuel Ramos                  Vice President and Secretary

Michael A. Reardon            Director, President, and Chief Executive Officer

Amol Sagun Naik               Vice President and Treasurer

Alan Akihiro Yamamura         Vice President and Chief Risk Officer

Margot K. Wallin              Vice President and Chief Compliance Officer

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.


                          THE GOLDMAN SACHS GROUP, INC.

                                                      OWNERSHIP     PARENT
   DOMICILE      ENTITY #        ENTITY NAME              %            #             PARENT NAME            BUSINESS DESCRIPTION
British Virgin   0290       Goldman Sachs                  100.00       0001   Goldman, Sachs & Co.      Entity that employs U.K.
Islands                     Services Limited                                                             Group personnel.
United Kingdom   0740       Goldman Sachs                  100.00       0009   The Goldman Sachs         Non-regulated UK based
                            Property Management                                Group, Inc.               entity that holds the
                                                                                                         fixed assets for all
                                                                                                         buildings on the London
                                                                                                         campus and incurs all
                                                                                                         expenses for operating and
                                                                                                         maintaining them.
Mexico           0652       Goldman Sachs Group y           99.00       0009   The Goldman Sachs         IBD Rep office in Mexico.
                            Compania, S. en N.C.                               Group, Inc.
Mexico           0653       Goldman Sachs Mexico            99.99       0009   The Goldman Sachs         Broker/dealer Broker
                            Casa de Bolsa, S.A.                                Group, Inc.               Dealer under liquidation
                            de C.V.                                                                      process.
Netherlands      0773       MB Acquisitions B.V.            50.00       0762   ELQ Investors, Ltd        Non performing loan
                                                                                                         portfolio investments.
Netherlands      0773       MB Acquisitions B.V.            50.00       M.I.%  Outside investors         Non performing loan
                                                                                                         portfolio investments.
Ireland          6114       GS European                    100.00       0009   The Goldman Sachs         To purchase and originate
                            Performance Fund                                   Group, Inc.               publicly and privately
                            Limited                                                                      issued fixed income
                                                                                                         securities.
Ireland          6115       GS Multi-Currency              100.00       0009   The Goldman Sachs         Incorporated to subscribe
                            European Performance                               Group, Inc.               for USD, GDP and Euro
                            Fund Limited                                                                 notes in GS European
                                                                                                         Performance Fund Limited
                                                                                                         and issue single currency
                                                                                                         Euro notes to the Investor.
United Kingdom   0768       Mont Blanc                     100.00       0762   ELQ Investors, Ltd        Non performing loan
                            Acquisitions Ltd                                                             portfolio investments.
Delaware         0250       Goldman Sachs Global            99.00       0009   The Goldman Sachs         1% general partner of
                            Holdings L.L.C.                                    Group, Inc.               various Goldman Sachs
                                                                                                         entities.
Delaware         0430       GS Hull Holding, Inc.          100.00       0009   The Goldman Sachs         One of the member owners
                                                                               Group, Inc.               of Hull.
Delaware         0530       GSEM (Del) Inc.                100.00       0009   The Goldman Sachs         General partner for GS
                                                                               Group, Inc.               Equity Market, L.P.
                                                                                                         (Bermuda).
Delaware         0531       GSEM (Del) LLC                 100.00       0530   GSEM (Del) Inc.           Holding company for GS
                                                                                                         Equity Market, L.P.
                                                                                                         (Bermuda).
Bermuda          0211       GS Equity Markets,              99.00       0531   GSEM (Del) LLC            Proprietary trader of
                            L.P. (Bermuda)                                                               Structured Equity Products.
Isle of Jersey   6107       Goldman Sachs                  100.00       0201   Goldman Sachs             The company acts as an
                            (Jersey) Limited                                   International             issuer of securitized
                                                                                                         derivatives in the UK
                                                                                                         market
Luxembourg       0321       Goldman Sachs Fund              99.00       0700   Goldman Sachs (UK)        Management company for
                            Management S.A.                                    L.L.C.                    German Bond Fund.
Netherlands      0842       Goldman Sachs Trading           99.75       0801   J. Aron & Company         Non-regulated entity
                            and Clearing Services                                                        established to employ
                            (Netherlands) B.V.                                                           traders in Rotterdam.
Italy            1280       Goldman Sachs                  100.00       0690   Goldman Sachs             Financial
                            (Espana), S.A.                                     (Netherlands) B.V.        advisory/investment
                                                                                                         banking entity.
United Kingdom   0705       Fleet Trade &                  100.00       0709   Goldman Sachs Group       The company undertakes
                            Transport Limited                                  Holdings (U.K.)           commodities trading in oil
                                                                                                         and shipping operations,
                                                                                                         principally vessel
                                                                                                         chartering.
United Kingdom   0730       Goldman Sachs                  100.00       0709   Goldman Sachs Group       London based bank involved
                            International Bank                                 Holdings (U.K.)           in loan origination,
                                                                                                         secondary dealing in bank
                                                                                                         loans and related
                                                                                                         activities
United Kingdom   0810       J. Aron & Company               99.00       0220   Goldman Sachs Holdings    U.K. dealer in
                            (U.K.)                                             (U.K.)                    commodities; registered
                                                                                                         with The Financial
                                                                                                         Services Authority.
United Kingdom   6100       Goldman Sachs Europe            99.00       0220   Goldman Sachs Holdings    Agency stock lending
                                                                               (U.K.)                    business.
United Kingdom   0240       Goldman Sachs Asset             99.00       0220   Goldman Sachs Holdings    Offers equity, fixed
                            Management                                         (U.K.)                    income portfolio and
                            International                                                                mutual fund management
                                                                                                         services in London.
Germany          0105       Archon Group                   100.00       0104   Archon International,     Provides consultancy on
                            Deutschland GmbH                                   Inc.                      economic and technical
                                                                                                         aspects of investment in
                                                                                                         real estate. Set up to
                                                                                                         support Archon's
                                                                                                         activities in Germany.
Germany          0137       Delmora Bank GmbH              100.00       0104   Archon International,     Performing and non
                                                                               Inc.                      performing loan portfolio
                                                                                                         servicer.
Netherlands      0170       Singel Cool One B.V.           100.00       2200   GS Financial Services     Holding entity. Limited
                                                                               L.P. (Del)                partner of Archon Group
                                                                                                         France
Netherlands      0171       Singel Cool Two B.V.           100.00       2200   GS Financial Services     Holding entity. Limited
                                                                               L.P. (Del)                partner of Archon Group
                                                                                                         France
France           0172       Archon Group (France)           99.98       0170   Singel Cool One B.V.      Provides real estate loan
                                                                                                         and property asset
                                                                                                         management as well as
                                                                                                         underwriting services.
Delaware         0683       Goldman Sachs Hedge             99.00       0009   The Goldman Sachs         Registered as a Commodity
                            Fund Strategies LLC                                Group, Inc.               Pool Operator and a
                                                                                                         Commodity Trading Advisor
                                                                                                         with the Commodity Futures
                                                                                                         Trading Commission and is a
                                                                                                         member of the National
                                                                                                         Futures Association in such
                                                                                                         capacities, and is
                                                                                                         registered with the
                                                                                                         Securities and Exchange
                                                                                                         Commission as an
                                                                                                         investment adviser.
Delaware         0080       Goldman Sachs                  100.00       0009   The Goldman Sachs         Owns 1% of Goldman Sachs
                            Financial Markets                                  Group, Inc.               Financial Markets, L.P.
                            L.L.C.
Delaware         6051       Goldman Sachs                   99.00       0009   The Goldman Sachs         OTC derivatives dealer.
                            Financial Markets,                                 Group, Inc.
                            L.P.
United States    0808       River North                    100.00       0009   The Goldman Sachs         Technology hosting.
                            Technologies, INC.                                 Group, Inc.
Delaware         0106       Goldman Sachs                   99.00       1503   MLQ Investors, L.P.       Limited partnership
                            Commercial Mortgage                                                          designed to invest in
                            Capital, L.P.                                                                commercial mortgages.
New York         1502       Goldman Sachs                   99.00       0009   The Goldman Sachs         Purchases and sells
                            Mortgage Company                                   Group, Inc.               residential and commercial
                                                                                                         mortgages for its own
                                                                                                         account.
Delaware         1503       MLQ Investors, L.P.             99.00       0009   The Goldman Sachs         Holds certain mortgage
                                                                               Group, Inc.               properties for liquidation.
Delaware         1510       Main Street Mortgage            99.00       0009   The Goldman Sachs         Florida subsidiary
                            Company, Limited                                   Group, Inc.               acquired to service
                            Partnership                                                                  mortgage portfolios
                                                                                                         (primarily those held by
                                                                                                         Goldman Sachs Mortgage
                                                                                                         Company).
Delaware         1512       GS Mortgage                    100.00       0009   The Goldman Sachs         Formed to issue bond or
                            Securities                                         Group, Inc.               trusts collateralized by
                            Corporation II                                                               commercial mortgage pools.
Delaware         1515       Strategic Mortgage              99.00       0009   The Goldman Sachs         To hold debt and equity
                            Holdings, L.P.                                     Group, Inc.               interests in a Canadian
                                                                                                         broker business.
United States    1521       GRMT, Ltd.                     100.00       1502   Goldman Sachs Mortgage    Entity established to
                                                                               Company                   purchase a performing
                                                                                                         sub-prime pool of
                                                                                                         residential mortgage loans.
United States    1526       SMH II, LLC                    100.00       1515   Strategic Mortgage        Entity established to
                                                                               Holdings, L.P.            facilitate structured
                                                                                                         financing.
United States    1527       Deerwood Corp.                 100.00       0009   The Goldman Sachs         To hold and sell
                                                                               Group, Inc.               manufactured housing loans.
Delaware         1534       Goldman Sachs Asset            100.00       0009   The Goldman Sachs         Acquisition and
                            Backed Securities                                  Group, Inc.               disposition of asset
                            Corp.                                                                        backed securities.
Delaware         2201       Mortgage Asset                 100.00       0009   The Goldman Sachs         Performs administrative
                            Management Corp.                                   Group, Inc.               services related to
                                                                                                         issuance of collateralized
                                                                                                         mortgage obligations GS
                                                                                                         Mortgage Security Corp.
Delaware         2202       GS Mortgage                    100.00       0009   The Goldman Sachs         Issues bonds and/or form
                            Securities Corp.                                   Group, Inc.               trusts to issue bonds
                                                                                                         collateralized by pools of
                                                                                                         mortgage related
                                                                                                         securities.
Delaware         0101       Archon Gen-Par, Inc.           100.00       0009   The Goldman Sachs         1% general partner of
                                                                               Group, Inc.               Archon Group, L.P.
Delaware         0104       Archon International,          100.00       2200   GS Financial Services     Holds investments in
                            Inc.                                               L.P. (Del)                Archon Group Italia S.r.l
                                                                                                         and Archon Group
                                                                                                         International, Inc.
Netherlands      0793       Blossom Holding III BV         100.00       2400   GS European               GS European Opportunities
                                                                               Opportunities             Fund BV subsidary for Ihr
                                                                               Investment Fund B.V.      Platz Investment
United Kingdom   0772       CDV-3, LTD                     100.00       0762   ELQ Investors, Ltd        To hold a portfolio of non
                                                                                                         performing loans in Czech
                                                                                                         Republic.
Netherlands      1491       Ares (Real Estate)              50.00       2200   GS Financial Services     Established to hold real
                            B.V.                                               L.P. (Del)                estate assets from the
                                                                                                         loan workouts in Ares
                                                                                                         Finance S.r.l.
Netherlands      1491       Ares (Real Estate)              50.00       M.I.%  Outside investors         Established to hold real
                            B.V.                                                                         estate assets from the
                                                                                                         loan workouts in Ares
                                                                                                         Finance S.r.l.
Italy            1493       Ares Finance S.r.l.             50.00       0009   The Goldman Sachs         A securitization vehicle
                                                                               Group, Inc.               established under Italian
                                                                                                         law that holds
                                                                                                         sub-performing assets and
                                                                                                         has issued debt secured by
                                                                                                         these assets.
Italy            1493       Ares Finance S.r.l.             50.00       M.I.%  Outside investors         A securitization vehicle
                                                                                                         established under Italian
                                                                                                         law that holds
                                                                                                         sub-performing assets and
                                                                                                         has issued debt secured by
                                                                                                         these assets.
Delaware         1523       CDV-1 Holding Company          100.00       1513   MTGLQ Investors, L.P.     General partner for CDV-1
                            Gen-Par, L.L.C.                                                              Holding Company, LP.
United Kingdom   1524       CDV-1, Ltd.                     91.62       1525   CDV-1 Holding Company,    Set up as a UK-based
                                                                               L.P.                      entity to hold
                                                                                                         non-performing loans.
Delaware         1525       CDV-1 Holding                   89.78       1513   MTGLQ Investors, L.P.     Set up as a partnership to
                            Company, L.P.                                                                own CDV-1, Ltd.
United Kingdom   1528       CDV-2, Ltd.                     90.00       0762   ELQ Investors, Ltd        Entity established to hold
                                                                                                         Czech loan portfolios.
Delaware         2200       GS Financial Services          100.00       0009   The Goldman Sachs         Financing and holding
                            L.P. (Del)                                         Group, Inc.               company for various GS
                                                                                                         entities.
British Virgin   0920       Goldman Sachs                  100.00       1001   Goldman Sachs Global      Expatriate and TCN dual
Islands                     Services (B.V.I.)                                  Services II Limited       contract employment
                            Limited                                                                      vehicle.

Cayman Islands   1000       Goldman Sachs Global           100.00       0009   The Goldman Sachs         Non-regulated entity which
                            Services I Limited                                 Group, Inc.               employs U.S. citizens or
                                                                                                         green card holders in
                                                                                                         various foreign offices.
Cayman Islands   1001       Goldman Sachs Global            99.00       1222   Goldman Sachs (Cayman)    Non-regulated entity that
                            Services II Limited                                Holding Company           employs U.S. citizens or
                                                                                                         green card holders in
                                                                                                         various foreign offices.
New Jersey       0091       GSJC 50 Hudson Urban           100.00       0009   The Goldman Sachs         Lessee and construction
                            Renewal L.L.C.                                     Group, Inc.               agent for construction
                                                                                                         project in Jersey City.
Delaware         0092       GSJC Land L.L.C.               100.00       0009   The Goldman Sachs         Land owner - Jersey City
                                                                               Group, Inc.
New Jersey       0093       GSJC 30 Hudson Urban           100.00       0009   The Goldman Sachs         Lessee and construction
                            Renewal L.L.C.                                     Group, Inc.               agent for construction
                                                                                                         project in Jersey City.
Delaware         0094       GSJC Master Lessee             100.00       0009   The Goldman Sachs         Master lessee for
                            L.L.C.                                             Group, Inc.               construction project in
                                                                                                         Jersey City
New Jersey       0096       MLK Drive Urban                100.00       0009   The Goldman Sachs         Lessee and construction
                            Renewal L.L.C.                                     Group, Inc.               agent for construction
                                                                                                         project in Jersey City.
Delaware         0097       PH Pier Management LLC         100.00       0092   GSJC Land L.L.C.          Purchasing, investing in,
                                                                                                         financing, selling,
                                                                                                         leasing and otherwise
                                                                                                         dealing with direct and
                                                                                                         indirect interests in real
                                                                                                         estate assets (including
                                                                                                         mortgage loans) and in
                                                                                                         companies or entities
                                                                                                         owning, leasing and
                                                                                                         otherwise operating and
                                                                                                         maintaining such asset
New York         0487       SLK LLC                         99.00       0009   The Goldman Sachs         General partner of Goldman
                                                                               Group, Inc.               Sachs Execution &
                                                                                                         Clearing, L.P. (f/k/a
                                                                                                         Spear, Leeds & Kellogg,
                                                                                                         LP.)
Delaware         0488       SLK Acquisition                100.00       0009   The Goldman Sachs         Holding company owning 1%
                            Holdings, Inc.                                     Group, Inc.               membership interest in SLK
                                                                                                         LLC.
Delaware         0533       Federal Boulevard,             100.00       0009   The Goldman Sachs         Established to purchase a
                            L.L.C.                                             Group, Inc.               data center.
United Kingdom   0201       Goldman Sachs                   99.00       0220   Goldman Sachs Holdings    Broker/dealer which
                            International                                      (U.K.)                    engages in proprietary and
                                                                                                         agency transactions in the
                                                                                                         fixed income, equity, and
                                                                                                         currency markets; provides
                                                                                                         Investment banking services
                                                                                                         in Europe.
Delaware         0313       Goldman Sachs Asset             99.00       0009   The Goldman Sachs         Offers wide range of
                            Management, L.P.                                   Group, Inc.               investment advisory
                                                                                                         services and is holding
                                                                                                         company for Goldman Sachs
                                                                                                         Asset Management Japan
                                                                                                         Limited.
Delaware         0314       Stone Street Pep               100.00       0009   The Goldman Sachs         Consolidated employee fund.
                            Technology Fund 2000,                              Group, Inc.
                            L.P.
Delaware         0686       Goldman Sachs Liquid           100.00       0009   The Goldman Sachs         To facilitate the
                            Trading Opportunities                              Group, Inc.               consolidation of the GSAM
                            Fund, LLC                                                                    fund Seed Investments.
Delaware         0688       Goldman Sachs Core             100.00       0009   The Goldman Sachs         To achieve attractive
                            Long/Short Portfolio,                              Group, Inc.               risk-adjusted returns
                            L.P.                                                                         primarily by taking long
                                                                                                         and short positions in
                                                                                                         individual US equity
                                                                                                         securities.
Monaco           0227       Goldman Sachs                  100.00       0709   Goldman Sachs Group       IMD/PWM business
                            (Monaco) S.A.M.                                    Holdings (U.K.)           development in Monaco,
                                                                                                         Middle East area and
                                                                                                         France.
France           0851       Goldman Sachs Paris             99.00       0001   Goldman, Sachs & Co.      Activities : IBD,
                            Inc. et Cie                                                                  Equities, GSAM,
                                                                                                         derivatives with Mexican
                                                                                                         counterparts. Regulated by
                                                                                                         the Commission Bancaire.
New York         0484       SLK Index Specialists          100.00       0495   Goldman Sachs             Specialist and
                            L.L.C.                                             Execution & Clearing,     market-maker in various
                                                                               L.P.                      Exchange Traded Funds
                                                                                                         (ETFs) and options on ETFs
                                                                                                         which are traded on the
                                                                                                         AMEX.
New York         0485       Spear, Leeds &                 100.00       0495   Goldman Sachs             NYSE stock specialist firm
                            Kellogg Specialists                                Execution & Clearing,     on 2 stocks in Dow Jones
                            LLC                                                L.P.                      and 17 stocks in the S&P
                                                                                                         500.
New York         0495       Goldman Sachs                  100.00       0487   SLK LLC                   Broker Dealer (SEC File
                            Execution & Clearing,                                                        No. 8-00526), proprietary
                            L.P.                                                                         trading, and customer
                                                                                                         business clearing firm.
France           0763       Resimarne SAS                   86.00       0762   ELQ Investors, Ltd        Purchase of Euro Disney
                                                                                                         resort buildings.
France           0766       Percier Finance SAS             90.00       0762   ELQ Investors, Ltd        Investment company.
Portugal         0767       Fleet Properties,               99.00       0762   ELQ Investors, Ltd        REO vehicle for potential
                                                                                                         Compra e Venda de
                                                                                                         acquisitions of real
                                                                                                         Imoveis, Lda estate from
                                                                                                         PMF-1 Ltd.
United Kingdom   2403       PMF-1, Ltd.                     95.00       0762   ELQ Investors, Ltd        Set-up for the purpose of
                                                                                                         acquiring a portfolio of
                                                                                                         non-performing Portuguese
                                                                                                         mortgages.
United Kingdom   2404       PMF-2, LTD                      75.00       2400   GS European               Set-up for the purpose of
                                                                               Opportunities             acquiring a 95%
                                                                               Investment Fund B.V.      participation in a
                                                                                                         portfolio of
                                                                                                         non-performing Portuguese
                                                                                                         mortgages from PMF-1, Ltd.
United Kingdom   2404       PMF-2, LTD                      25.00       M.I.%  Outside investors         Set-up for the purpose of
                                                                                                         acquiring a 95%
                                                                                                         participation in a
                                                                                                         portfolio of
                                                                                                         non-performing Portuguese
                                                                                                         mortgages from PMF-1, Ltd.
Australia        2326       501-2 Investment               100.00       2325   Rothmill Investment       Set up as part of an AMSSG
                            Partnership                                        Company                   Structured Investing Group
                                                                                                         transaction.
Australia        2327       201-2 Investment               100.00       2325   Rothmill Investment       Set up as part of an AMSSG
                            Partnership                                        Company                   Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2325       Rothmill Investment            100.00       2320   GS Diversified            Set up as part of an AMSSG
                            Company                                            Investments Limited       Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2328       ACP Partnership                100.00       2324   Wyndham Investments II    Set up as part of an AMSSG
                            Services                                           Limited                   Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2321       GS Diversified                 100.00       2322   GS DIversified Funding    Set up as part of an AMSSG
                            Holdings Limited                                   LLC                       Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2323       Wyndham Investments I           86.67       2200   GS Financial Services     Set up as part of an AMSSG
                            Limited                                            L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2324       Wyndham Investments            100.00       2323   Wyndham Investments I     Set up as part of an AMSSG
                            II Limited                                         Limited                   Structured Investing Group
                                                                                                         transaction.
Cayman Islands   2330       Lorraine Funding               100.00       1222   Goldman Sachs (Cayman)    Set up as part of an AMSSG
                            Limited                                            Holding Company           Structured Investing Group
                                                                                                         transaction.
France           0413       Laffitte                        90.00       2331   Chiltern Trust            Set up as part of an AMSSG
                            Participation 10                                                             Structured Investing Group
                                                                                                         transaction.
France           0414       Laffitte                       100.00       0413   Laffitte Participation    Set up as part of an AMSSG
                            Participation 12                                   10                        Structured Investing Group
                                                                                                         transaction.
United States    0415       GS Longport                    100.00       0414   Laffitte Participation    Set up as part of an AMSSG
                            Investment Corporation                             12                        Structured Investing Group
                                                                                                         transaction.
United States    0416       GS Oceanside                   100.00       0415   GS Longport Investment    Set up as part of an AMSSG
                            Investments LLC                                    Corporation               Structured Investing Group
                                                                                                         transaction.
United States    0417       Normandy Funding               100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Corporation                                        L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    0417       Normandy Funding               100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Corporation                                        L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   2331       Chiltern Trust                  95.00       2200   GS Financial Services     Formed in connection with
                                                                               L.P. (Del)                a third party funding
                                                                                                         transaction.
Cayman Islands   0186       Elbe Funding Limited           100.00       1222   Goldman Sachs (Cayman)    Set up as part of an AMSSG
                                                                               Holding Company           Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   0187       Rhys Trust                      95.00       2200   GS Financial Services     Set up as part of an AMSSG
                                                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   0188       Sapien Limited                 100.00       0187   Rhys Trust                Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Isle of Jersey   0189       Sargasso Limited               100.00       0188   Sapien Limited            Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         0410       Minerva L.P.                    99.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
Delaware         0411       Minerva Inc.                   100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
United States    0691       GS A320 LLC                    100.00       2298   GSFS Investments I        Set up as part of Private
                                                                               Corp.                     Finance Group Leasing
                                                                                                         Transaction.
United States    0692       GS RJX Leasing LLC             100.00       2298   GSFS Investments I        Set up as part of Private
                                                                               Corp.                     Finance Group Leasing
                                                                                                         Transaction.
Delaware         2228       Luge LLC                       100.00       2234   Mehetia Holdings Inc.     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2234       Mehetia Holdings Inc.           50.00       2236   GS Mehetia LLC            Parent company of Luge
                                                                                                         LLC, Mehetia Inc and
                                                                                                         Carrera2 LLC.
Delaware         2234       Mehetia Holdings Inc.           30.00       2237   GS Mehetia Partnership    Parent company of Luge
                                                                               LP                        LLC, Mehetia Inc and
                                                                                                         Carrera2 LLC.
Delaware         2235       GS Mehetia Corp.               100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
Delaware         2236       GS Mehetia LLC                 100.00       0009   The Goldman Sachs         Parent company of GS
                                                                               Group, Inc.               Mehetia Holdings Inc.
Delaware         2237       GS Mehetia                      99.00       2236   GS Mehetia LLC            Set up as part of an AMSSG
                            Partnership LP                                                               Structured Investing Group
                                                                                                         transaction.
Delaware         2238       Mehetia Inc.                   100.00       2234   Mehetia Holdings Inc.     Formed in connection with
                                                                                                         a third party funding
                                                                                                         transaction.
Delaware         2239       Carrera2 LLC                   100.00       2234   Mehetia Holdings Inc.     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2284       GS Global Markets,             100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Inc.                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Delaware         2299       Energy Center                  100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                            Holdings, LLC                                      Corp.                     Structured Investing Group
                                                                                                         transaction.
United States    2301       GS 737 Classics                100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                            Leasing LLC                                        Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2302       GS Funding                     100.00       2303   GS Funding                Set up as part of an AMSSG
                            Opportunities LLC                                  Opportunities II LLC      Structured Investing Group
                                                                                                         transaction.
Delaware         2303       GS Funding                     100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Opportunities II LLC                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2320       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Investments Limited                                L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2322       GS DIversified                 100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                            Funding LLC                                        Group, Inc.               Structured Investing Group
                                                                                                         transaction.
United States    0554       GS Capital                     100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Opportunities LLC                                  L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    0555       GS Financing                   100.00       0554   GS Capital                Set up as part of an AMSSG
                            Opportunities LLC                                  Opportunities LLC         Structured Investing Group
                                                                                                         transaction.

Delaware         0190       GS Capital Partners            100.00       0009   The Goldman Sachs         Consolidated financials
                            2000 Employee Fund,                                Group, Inc.               for approximately twenty
                            L.P.                                                                         Principal Investments
                                                                                                         employee funds.
Delaware         0532       GS Prime Holdings              100.00       0009   The Goldman Sachs         Acquired as part of the
                            L.L.C.                                             Group, Inc.               Linden Venture.
Delaware         0948       GS Linden Power                100.00       0009   The Goldman Sachs         Consolidated financials
                            Holdings LLC                                       Group, Inc.               for six entities acquired
                                                                                                         as part of the Linden
                                                                                                         acquisition.
Singapore        0802       J. Aron & Company              100.00       0805   Goldman Sachs Foreign     Singapore based entity
                            (Singapore) Pte.                                   Exchange (Singapore)      that deals in commodities
                                                                               PTE.                      in the spot, forward and
                                                                                                         future markets.
Delaware         0100       Archon Group, L.P.              99.00       0009   The Goldman Sachs         Real estate property/asset
                                                                               Group, Inc.               manager owned by The
                                                                                                         Goldman Sachs Group, Inc.
Delaware         0107       Goldman Sachs                  100.00       1503   MLQ Investors, L.P.       Acts as a general partner
                            Commercial Mortgage                                                          of Archon Financial L.P.
                            Capital, LLC
New York         1501       Goldman Sachs Real             100.00       0009   The Goldman Sachs         1% corporate general
                            Estate Funding Corp.                               Group, Inc.               partner of Goldman Sachs
                                                                                                         Mortgage Company.
Delaware         1506       MLQ, L.L.C.                     99.00       0009   The Goldman Sachs         1% general partner of MLQ
                                                                               Group, Inc.               Investors, L.P. and MTGLQ
                                                                                                         Investors, L.P.
Delaware         1516       Strategic Mortgage             100.00       0009   The Goldman Sachs         General partner of
                            Holdings, Inc.                                     Group, Inc.               Strategic Mortgage
                                                                                                         Holdings, LP.
Japan            0406       Bay Wind Realty                 40.00       1503   MLQ Investors, L.P.       Real estate business.
                            Finance (Cayman)
                            Company
Japan            0406       Bay Wind Realty                 53.48       M.I.%  Outside investors         Real estate business.
                            Finance (Cayman)
                            Company
Japan            0552       South Wind Realty               46.52       1503   MLQ Investors, L.P.       Acquisition of golf
                            Finance (Cayman)                                                             courses and purchase of
                            Company                                                                      loans secured by Nitto
                                                                                                         Kogyo 30 golf courses.
Japan            0552       South Wind Realty               41.85       M.I.%  Outside investors         Acquisition of golf
                            Finance (Cayman)                                                             courses and purchase of
                            Company                                                                      loans secured by Nitto
                                                                                                         Kogyo 30 golf courses.
Japan            0307       Goldman Sachs Realty           100.00       1503   MLQ Investors, L.P.       Liaison services and other
                            Japan Ltd.                                                                   activities with respect to
                                                                                                         real estate loans,
                                                                                                         transactions in or outside
                                                                                                         of Japan; holds leases for
                                                                                                         Japan based entities,
                                                                                                         Japanese real estate agent
                                                                                                         services; serving as
                                                                                                         holding company of real
                                                                                                         estate loan Special Purpose
                                                                                                         Companies (SPCs).
Japan            0310       A&G Investments Co.,           100.00       0307   Goldman Sachs Realty      Non-performing loan
                            Ltd.                                               Japan Ltd.                investment.
Japan            0324       Palmwood Co., Ltd.             100.00       0307   Goldman Sachs Realty      Holding loans purchased
                                                                               Japan Ltd.                from PIAJ, Hyogin Factor,
                                                                                                         NED and Midori Card.
Delaware         0329       GS Strategic                   100.00       0009   The Goldman Sachs         Holds equity in private
                            Investments Japan LLC                              Group, Inc.               and public entities in
                                                                                                         Japan, TK arrangements in
                                                                                                         Japan, SPCs that hold
                                                                                                         investments
                                                                                                         (equity/loans/REO) in
                                                                                                         Japan, and US SPCs that
                                                                                                         have US investments that
                                                                                                         are a result of Japan
                                                                                                         business activities.
Japan            0330       Jupiter Investment             100.00       1503   MLQ Investors, L.P.       Holds Haseko and MyPrint
                            Co., Ltd.                                                                    shares and other equities.
Japan            0332       Lime Green Co., Ltd.           100.00       1503   MLQ Investors, L.P.       Purchasing and selling
                                                                                                         loans.
Japan            0333       CFGI Co., Ltd.                 100.00       0307   Goldman Sachs Realty      Purchase of non-performing
                                                                               Japan Ltd.                loans. Owns hotels.
Malaysia         0334       Mercer Investments IV           50.00       0160   Goldman Sachs (Asia)      Investment in the Cho Hung
                            Private Ltd.                                       Finance                   Bank deal.
Malaysia         0334       Mercer Investments IV           50.00       M.I.%  Outside investors         Investment in the Cho Hung
                            Private Ltd.                                                                 Bank deal.
Korea            0337       Express                        100.00       2204   Best Investments          Invest in Cho Hung bank
                            Securitization                                     (Delaware) L.L.C.         deal.
                            Specialty L.L.C.
Japan            0340       R & G Co., Ltd.                 93.33       0307   Goldman Sachs Realty      Invests in non-performing
                                                                               Japan Ltd.                loans.
Malaysia         0344       Mercer Investments V           100.00       0160   Goldman Sachs (Asia)      Investment in
                            Private Ltd.                                       Finance                   non-performing assets.
Korea            0345       Express II                      60.00       2204   Best Investments          Invest in Cho Hung bank
                            Securitization                                     (Delaware) L.L.C.         deal.
                            Specialty L.L.C.
Korea            0345       Express II                      40.00       M.I.%  Outside investors         Invest in Cho Hung bank
                            Securitization                                                               deal.
                            Specialty L.L.C.
Japan            0347       GAC Personal Co., Ltd.         100.00       0307   Goldman Sachs Realty      Purchasing residential
                                                                               Japan Ltd.                loans from Chiyoda Life.
Japan            0356       Archon Hospitality             100.00       0307   Goldman Sachs Realty      Holding company for
                            Co., Ltd.                                          Japan Ltd.                certain hotel entities.
Japan            0357       Leaf Green Co., Ltd            100.00       0307   Goldman Sachs Realty      Purchase of non-performing
                                                                               Japan Ltd.                loans.
Japan            0358       Linden Wood, Ltd.              100.00       1503   MLQ Investors, L.P.       Purchase of non-performing
                                                                                                         loans.
Japan            0359       Solar Wind Ltd.                100.00       1503   MLQ Investors, L.P.       Purchasing loans from SMBC.
Japan            0408       Prime Equity Co., Ltd.         100.00       0409   MG Partners Co., Ltd.     Real estate business.
Japan            0409       MG Partners Co., Ltd.          100.00       2313   Solar Wind TK             Real estate business.
                                                                                                         Consolidation of Japan
                                                                                                         entity.
Japan            0499       Kansai Realty Co.,             100.00       0409   MG Partners Co., Ltd.     Real estate business.
                            Ltd.
Japan            0501       Hyogo Wide Service             100.00       2309   GAC Personal TK           Guarantee loan purchased
                            Co., Ltd.                                                                    from RCC.
Japan            0502       Midori Data Co., Ltd.          100.00       2309   GAC Personal TK           Guarantee loan purchased
                                                                                                         from RCC.
Japan            0503       Wakaba Hoken Daiko             100.00       2309   GAC Personal TK           Guarantee loan purchased
                            Co., Ltd.                                                                    from RCC.
Japan            0504       Minami Aoyama                  100.00       0307   Goldman Sachs Realty      Land assemblage.  Partial
                            Kaihatsu Co., Ltd.                                 Japan Ltd.                owner of GS Headquarters
                                                                                                         LLC.
Japan            0791       Nihon Endeavor Fund             66.66       0307   Goldman Sachs Realty      Purchasing loan (SMBC
                            Co., Ltd.                                          Japan Ltd.                Rivival Fund).
Japan            0791       Nihon Endeavor Fund             33.34       M.I.%  Outside investors         Purchasing loan (SMBC
                            Co., Ltd.                                                                    Rivival Fund).
Japan            1990       Keyakizaka Finance             100.00       2200   GS Financial Services     Money lending business.
                            Co., Ltd.                                          L.P. (Del)
Japan            1991       Goldman Sachs Japan            100.00       2200   GS Financial Services     Money lending business.
                            Finance K.K.                                       L.P. (Del)
Japan            1993       CMA Co., Ltd.                  100.00       1994   Linden Wood IIS TK        Consolidation of Japan
                                                                                                         entity.
Japan            1994       Linden Wood IIS TK              75.00       2200   GS Financial Services     Consolidation of Japan
                                                                               L.P. (Del)                entity.
Japan            1995       Linden Wood IIS Ltd.           100.00       1503   MLQ Investors, L.P.       Consolidation of Japan
                                                                                                         entity.
Japan            1996       Merchant Support Co.,          100.00       0307   Goldman Sachs Realty      Merchant joint venture.
                            Ltd.                                               Japan Ltd.
Japan            1997       Real Estate Creation           100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Fund Co., Ltd.                                     Japan Ltd.                entity.
Japan            1998       REC Investments Co.,           100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Ltd.                                               Japan Ltd.                entity.
Japan            1999       Solar Wind II Ltd.             100.00       1503   MLQ Investors, L.P.       Consolidation of Japan
                                                                                                         entity.
Japan            2000       Solar Wind II TK                75.00       2356   Kirl (Delawar)e LLC       Consolidation of Japan
                                                                                                         entity.
Japan            2003       Kawasaki Holdings               71.50       M.I.%  Outside investors         Consolidation of Japan
                            Co., Ltd.                                                                    entity.
Japan            2004       Shiroganeya Co., Ltd.          100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                                                                               Japan Ltd.                entity.
Japan            2005       White Ocean Co., Ltd.          100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                                                                               Japan Ltd.                entity.
Japan            2006       Merchant Capital Co.,          100.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Ltd.                                               Japan Ltd.                entity.
Japan            2014       Sakurazaka Kaihatsu             50.00       0307   Goldman Sachs Realty      Consolidation of Japan
                            Co., Ltd.                                          Japan Ltd.                entity.
Japan            2014       Sakurazaka Kaihatsu             50.00       M.I.%  Outside investors         Consolidation of Japan
                            Co., Ltd.                                                                    entity.
Delaware         2204       Best Investments               100.00       2200   GS Financial Services     Holding company for
                            (Delaware) L.L.C.                                  L.P. (Del)                Express Securitization
                                                                                                         Specialty L.L.C. and
                                                                                                         Express II Securitization
                                                                                                         Specialty L.L.C.
Japan            2300       Minato Debt                    100.00       1503   MLQ Investors, L.P.       Core servicer for loan and
                            Collection K.K.                                                              real estate SPCs in Japan.
Japan            2309       GAC Personal TK                 95.00       2200   GS Financial Services     Purchasing residential
                                                                               L.P. (Del)                loans from Chiyoda Life.
Japan            2311       Linden Wood TK                  75.00       2200   GS Financial Services     Purchase of distressed
                                                                               L.P. (Del)                loans.
Japan            2312       Leaf Green TK                   45.51       0160   Goldman Sachs (Asia)      Purchase of non-performing
                                                                               Finance                   loans.
Japan            2312       Leaf Green TK                   49.49       M.I.%  Outside investors         Purchase of non-performing
                                                                                                         loans.
Japan            2313       Solar Wind TK                   75.00       2356   Kirl (Delawar)e LLC       Purchase of distressed
                                                                                                         loans.
Japan            2314       Nihon Endeavor Fund TK          55.04       0009   The Goldman Sachs         Purchase of distressed
                                                                               Group, Inc.               loans
Japan            2314       Nihon Endeavor Fund TK          41.56       M.I.%  Outside investors         Purchase of distressed
                                                                                                         loans
Japan            2315       Kyushu Hotel                   100.00       0307   Goldman Sachs Realty      Management of hotel.
                            Management Co., Ltd.                               Japan Ltd.
Cayman Islands   6001       JLQ LLC                        100.00       2200   GS Financial Services     Entity established for the
                                                                               L.P. (Del)                purchase of loans.
Japan            6005       JTGLQ Company                  100.00       2200   GS Financial Services     Group is primarily
                                                                               L.P. (Del)                involved in the
                                                                                                         acquisition of
                                                                                                         non-performing corporate
                                                                                                         loans from lending
                                                                                                         operations.
Japan            6006       JTGLQ TK                        32.33       6001   JLQ LLC                   Purchase of non-performing
                                                                                                         corporate loans.
Japan            6006       JTGLQ TK                        67.67       6005   JTGLQ Company             Purchase of non-performing
                                                                                                         corporate loans.

Japan            6007       Nasu Urban Properties          100.00       6001   JLQ LLC                   Holding property of
                            Co., Ltd.                                                                    Japanese style hotel,
                                                                                                         "Ouan".
Japan            0398       ReC Investments TK              69.00       0329   GS Strategic              Consolidation of Japan
                                                                               Investments Japan LLC     entity.
Japan            0398       ReC Investments TK              26.00       M.I.%  Outside investors         Consolidation of Japan
                                                                                                         entity.
Japan            0399       Real Estate Creation            85.00       0398   ReC Investments TK        Consolidation of Japan
                            Fund TK                                                                      entity.
Hong Kong        2353       FJT (HK) Limited                30.00       0165   Goldman Sachs (Asia)      To hold a hotel property
                                                                               Finance Holdings L.L.C.   in China.
Hong Kong        2353       FJT (HK) Limited                70.00       M.I.%  Outside investors         To hold a hotel property
                                                                                                         in China.
Japan            2015       Blue Daisy Co., Ltd.            50.00       0307   Goldman Sachs Realty      Consolidation of Japan
                                                                               Japan Ltd.                entity.
Japan            2015       Blue Daisy Co., Ltd.            50.00       M.I.%  Outside investors         Consolidation of Japan
                                                                                                         entity.
Japan            0173       Toriizaka Kaihatsu              28.50       0329   GS Strategic              Consolidation of Japan
                            Co., Ltd.                                          Investments Japan LLC     entity.
Japan            0173       Toriizaka Kaihatsu              71.50       M.I.%  Outside investors         Consolidation of Japan
                            Co., Ltd.                                                                    entity.
Japan            2354       Linden Wood II Ltd.             75.00       2200   GS Financial Services     Consolidation of Japan
                                                                               L.P. (Del)                entity.
Cayman Islands   1222       Goldman Sachs                   97.00       0009   The Goldman Sachs         Holding company for
                            (Cayman) Holding                                   Group, Inc.               Goldman, Sachs & Co. oHG,
                            Company                                                                      Goldman, Sachs & Co. Bank,
                                                                                                         Goldman Sachs (Cayman)
                                                                                                         Trust Limited, GS Asia LLC,
                                                                                                         Goldman Sachs Global
                                                                                                         Services II Limited, and GS
                                                                                                         Asia Pacific LLC.
United Kingdom   0220       Goldman Sachs                  100.00       0709   Goldman Sachs Group       Non-regulated holding
                            Holdings (U.K.)                                    Holdings (U.K.)           company for U.K. entities.
United Kingdom   0226       Signum Limited                 100.00       0700   Goldman Sachs (UK)        Entity used to report all
                                                                               L.L.C.                    consolidated Signum
                                                                                                         variable interest entities
                                                                                                         under FIN-46R.  (Not a
                                                                                                         legal entity - set up for
                                                                                                         SPV consolidation process
                                                                                                         only)
Delaware         0700       Goldman Sachs (UK)             100.00       0009   The Goldman Sachs         Non-regulated holding
                            L.L.C.                                             Group, Inc.               company for Goldman Sachs
                                                                                                         Group Holdings (U.K.)
United Kingdom   0709       Goldman Sachs Group            100.00       0700   Goldman Sachs (UK)        Holding company.  Owns
                            Holdings (U.K.)                                    L.L.C.                    100% of Fleet Trade; 100%
                                                                                                         of Goldman Sachs
                                                                                                         International Bank; and
                                                                                                         minority interest in a
                                                                                                         number of UK entities.
United Kingdom   1244       Killingholme Power             100.00       0709   Goldman Sachs Group       Acquired as part of an
                            Group Limited                                      Holdings (U.K.)           AMSSG Structured Investing
                                                                                                         Group transaction.
United Kingdom   1245       Killingholme                   100.00       1247   Killingholme Holdings     Acquired as part of an
                            Generation Limited                                 Limited                   AMSSG Structured Investing
                                                                                                         Group transaction.
United Kingdom   1246       Killingholme Power             100.00       1245   Killingholme              Acquired as part of an
                            Limited                                            Generation Limited        AMSSG Structured Investing
                                                                                                         Group transaction.
United Kingdom   1247       Killingholme Holdings          100.00       1244   Killingholme Power        Acquired as part of an
                            Limited                                            Group Limited             AMSSG Structured Investing
                                                                                                         Group transaction.
Cayman Islands   1539       Dunvegan Investments,          100.00       0220   Goldman Sachs Holdings    Investment company.
                            Ltd.                                               (U.K.)
United Kingdom   0291       GS Global Funding              100.00       0201   Goldman Sachs             Was holding a Far East
                            (UK) Limited                                       International             structured finance deal
                                                                                                         which has been unwound.
Delaware         0760       Goldman Sachs                   99.00       0009   The Goldman Sachs         Non-regulated Delaware
                            Overseas Finance, L.P.                             Group, Inc.               limited partnership formed
                                                                                                         to issue debt notes in
                                                                                                         back to back relationships
                                                                                                         with affiliates.
Delaware         0860       Goldman Sachs (UK)              99.00       0700   Goldman Sachs (UK)        Holding company which owns
                            L.L.C. III                                         L.L.C.                    Goldman Sachs Asset
                                                                                                         Management Holdings
United Kingdom   0862       Goldman Sachs Asset            100.00       0860   Goldman Sachs (UK)        Non-regulated holding
                            Management Holdings                                L.L.C. III                company formed in
                                                                                                         connection with CIN
                                                                                                         Management.
United Kingdom   0863       CIN Management                 100.00       0862   Goldman Sachs Asset       U.K. based asset
                                                                               Management Holdings       management company for
                                                                                                         British Coal pension
                                                                                                         funds. Company has ceased
                                                                                                         to trade and awaiting
                                                                                                         liquidation
Cayman Islands   2224       GS Global Funding              100.00       2223   GS Global Funding, Inc.   Holding company for
                            (Cayman) Limited                                                             Hechshire Limited.
United Kingdom   2225       Hechshire Limited              100.00       2224   GS Global Funding         Entity established to
                                                                               (Cayman) Limited          facilitate structured
                                                                                                         financing, specifically a
                                                                                                         loan note issuance by
                                                                                                         Goldman Sachs
                                                                                                         International.
United States    2020       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            III, LLC                                           LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2021       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            IV, LLC                                            LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2022       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            V, LLC                                             LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2001       GS Wind Holdings LLC           100.00       2298   GSFS Investments I        Holding company for
                                                                               Corp.                     acquisition of Zilkha
                                                                                                         Renewable Energy.
United States    2002       GS Macro Investments            88.89       1513   MTGLQ Investors, L.P.     Set up as part of an AMSSG
                            LLC                                                                          Structured Investing Group
                                                                                                         transaction.
United States    2007       GSGF Investments Inc.          100.00       2223   GS Global Funding, Inc.   Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United States    2008       GS Macro Investments           100.00       0009   The Goldman Sachs         Entity does not legally
                            2006 LLC                                           Group, Inc.               exist; in DBS for systems
                                                                                                         testing purposes.
United States    2009       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            II, LLC                                            LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2010       GS Macro Investments           100.00       2002   GS Macro Investments      Set up as part of an AMSSG
                            I, LLC                                             LLC                       Structured Investing Group
                                                                                                         transaction.
United States    2011       Forres LLC                     100.00       2007   GSGF Investments Inc.     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United States    2012       Ellon LLC                      100.00       2011   Forres LLC                Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2223       GS Global Funding,             100.00       2200   GS Financial Services     Investment vehicle/holding
                            Inc.                                               L.P. (Del)                company for structured
                                                                                                         investments.
Delaware         2231       GSGF Mortgage I Co.             81.00       2223   GS Global Funding, Inc.   Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2232       GSGF Mortgage II Co.           100.00       2231   GSGF Mortgage I Co.       Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         2258       GS Global Partners LLC         100.00       2200   GS Financial Services     Set up as part of an AMSSG
                                                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Delaware         2279       GS Mortgage I                  100.00       1502   Goldman Sachs Mortgage    Set up as part of an AMSSG
                            Holdings, LLC                                      Company                   Structured Investing Group
                                                                                                         transaction.
Delaware         2298       GSFS Investments I             100.00       2200   GS Financial Services     Investment vehicle/holding
                            Corp.                                              L.P. (Del)                company for structured
                                                                                                         investments.
United States    2343       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance I, LLC                                     L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2344       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance II, LLC                                    L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2345       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance III, LLC                                   L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2346       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance IV, LLC                                    L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United States    2347       GS Diversified                 100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Finance V, LLC                                     L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Delaware         2349       GS Diversified                  99.99       2200   GS Financial Services     Formed to facilitate a
                            Holdings II LLC                                    L.P. (Del)                client transaction.
Singapore        0804       Goldman Sachs                  100.00       0805   Goldman Sachs Foreign     Singapore based broker,
                            (Singapore) Pte.                                   Exchange (Singapore)      fund manager and
                                                                               PTE.                      investment banking advisor.
Philippines      6151       Astoria Investments            100.00       0160   Goldman Sachs (Asia)      The Company owns
                            Ventures, Inc.                                     Finance                   approximately 18.6% of the
                                                                                                         ERP shares issued by a
                                                                                                         Philippine metro operating
                                                                                                         company.
Delaware         0135       Goldman Sachs (China)           99.00       0009   The Goldman Sachs         Representative offices in
                            L.L.C.                                             Group, Inc.               Beijing and Shanghai.
Hong Kong        0435       Hull Trading Asia              100.00       0431   The Hull Group, L.L.C.    Proprietary trading firm.
                            Limited
Delaware         0118       Goldman Sachs (Asia)            99.00       1222   Goldman Sachs (Cayman)    Formed to assume Goldman
                            L.L.C.                                             Holding Company           Sachs (Asia) Securities
                                                                                                         Limited's non-exchange
                                                                                                         business in Hong Kong. Also
                                                                                                         has a representative in
                                                                                                         Bangkok, Thailand.
Hong Kong        0120       Goldman Sachs (Asia)            99.00       0009   The Goldman Sachs         Hong Kong based entity
                            Securities Limited                                 Group, Inc.               that executes agency
                                                                                                         transactions for affiliates
                                                                                                         on the Hong Kong stock
                                                                                                         exchange. Non-exchange
                                                                                                         business was transferred to
                                                                                                         Goldman Sachs (Asia) LLC in
                                                                                                         the first quarter of fiscal
                                                                                                         1995.
Hong Kong        0786       Goldman Sachs Futures           99.00       0801   J. Aron & Company         Entity which conducts Hong
                            (Asia) Limited                                                               Kong Futures Exchange
                                                                                                         (HKFE) business for
                                                                                                         affiliates through an
                                                                                                         outside broker. HKFE member
                                                                                                         and commodities dealer;
                                                                                                         registered with the Hong
                                                                                                         Kong Securities and Futures
                                                                                                         Commission.
Italy            0102       Archon Group Italia,           100.00       0104   Archon International,     Provides consulting
                            S.r.l.                                             Inc.                      services relating to
                                                                                                         assignment, acquisition,
                                                                                                         evaluation and management
                                                                                                         of immovable assets and/or
                                                                                                         assignment & management of
                                                                                                         credits.
United States    2329       GS Solar Power I, LLC          100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2233       GS Mortgage I                   95.00       1502   Goldman Sachs Mortgage    Set up as part of an AMSSG
                            Partners, L.P.                                     Company                   Structured Investing Group
                                                                                                         transaction.
Delaware         2270       GS Wind Power II, LLC          100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2283       GS Wind Power I, LLC           100.00       2200   GS Financial Services     Set up as part of an AMSSG
                                                                               L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
Hong Kong        2290       GSFS Investor Inc.             100.00       0009   The Goldman Sachs         Set up as part of an AMSSG
                                                                               Group, Inc.               Structured Investing Group
                                                                                                         transaction.
Delaware         2305       Fluret Limited                 100.00       2304   Fluret Trust              Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Delaware         0936       Distressed                      90.00       0009   The Goldman Sachs         Joint venture with Caisse
                            Opportunities                                      Group, Inc.               Depot to purchase assets.
                            International, Inc.
Delaware         0534       GS Power Holdings LLC          100.00       0009   The Goldman Sachs         Entity set-up to acquire
                                                                               Group, Inc.               Cogentrix.
Delaware         0535       American Gas Royalty            92.41       M.I.%  Outside investors         Part of the VPP Domninon
                            Trust                                                                        Transaction.

Cayman Islands   0723       GS Financial Products          100.00       0726   GSCI Holdings L.L.C.      Non-regulated Cayman
                            Co.                                                                          Island entity established
                                                                                                         to hold a 1% corporate
                                                                                                         general partnership
                                                                                                         interest in GS Financial
                                                                                                         Products, L.P.
Delaware         0726       GSCI Holdings L.L.C.            99.00       0009   The Goldman Sachs         Non-regulated Cayman
                                                                               Group, Inc.               Island holding company for
                                                                                                         various GS Financial
                                                                                                         Products entities.
Netherlands      0389       Goldman Sachs                  100.00       0009   The Goldman Sachs         Entity established to own
                            Holdings                                           Group, Inc.               GS limited partnership in
                            (Netherlands) B.V.                                                           GSMMDP.
Delaware         0360       Goldman Sachs Mitsui            49.00       0389   Goldman Sachs Holdings    AAA rated company
                            Marine Derivative                                  (Netherlands) B.V.        established to provide
                            Products, L.P.                                                               credit rating enhancement
                                                                                                         to derivative product
                                                                                                         trading.  All trades to
                                                                                                         third parties are back to
                                                                                                         back with affiliates.
Delaware         0360       Goldman Sachs Mitsui            50.00       M.I.%  Outside investors         AAA rated company
                            Marine Derivative                                                            established to provide
                            Products, L.P.                                                               credit rating enhancement
                                                                                                         to derivative product
                                                                                                         trading.  All trades to
                                                                                                         third parties are back to
                                                                                                         back with affiliates.
Delaware         0380       GSMMDPGP, Inc.                 100.00       0009   The Goldman Sachs         1% corporate general
                                                                               Group, Inc.               partner of Goldman Sachs
                                                                                                         Mitsui Marine Derivative
                                                                                                         Products, L.P.
Delaware         2209       Goldman Sachs Capital          100.00       2200   GS Financial Services     Restructured entity
                            Markets L.L.C.                                     L.P. (Del)                replacing GSCM; holds 1%
                                                                                                         interest in Goldman Sachs
                                                                                                         Capital Markets Partners,
                                                                                                         L.P (a material associated
                                                                                                         person).
Delaware         2210       Goldman Sachs Capital           99.00       2200   GS Financial Services     Non-regulated entity which
                            Markets, L.P.                                      L.P. (Del)                trades various fixed
                                                                                                         income derivative products
                                                                                                         with customers and
                                                                                                         affiliates.
Delaware         0561       LDT, Inc.                      100.00       0009   The Goldman Sachs         General partner of LDT
                                                                               Group, Inc.               Partners & 1% ownership in
                                                                                                         LDT Partners.
Delaware         0006       The Goldman, Sachs &           100.00       0009   The Goldman Sachs         Owns 0.2% of GS & Co.
                            Co. L.L.C.                                         Group, Inc.
Delaware         0007       The J. Aron                    100.00       0009   The Goldman Sachs         Owns 0.2% of J. Aron &
                            Corporation                                        Group, Inc.               Company and J. Aron
                                                                                                         Holdings L.P.
Delaware         0008       J. Aron Holdings, L.P.          99.80       0009   The Goldman Sachs         General partner of J. Aron
                                                                               Group, Inc.               & Company.
Delaware         0050       GSTP LLC                       100.00       0009   The Goldman Sachs         Leaseholder.
                                                                               Group, Inc.
Bermuda          0319       Goldman Sachs                  100.00       0009   The Goldman Sachs         To hold investments on
                            Investments Ltd.                                   Group, Inc.               behalf of yet-to-be formed
                                                                                                         funds.
Cayman Islands   0715       Goldman Sachs                   99.00       1222   Goldman Sachs (Cayman)    Trust company; acts as
                            (Cayman) Trust,                                    Holding Company           offshore fund
                            Limited                                                                      administrator.
Ireland          0318       Goldman Sachs                   99.00       0009   The Goldman Sachs         Investment fund manager
                            Management (Ireland)                               Group, Inc.               and offshore fund
                            Limited                                                                      administrator.
Nova Scotia      0154       CMLQ Investors Company          99.00       1513   MTGLQ Investors, L.P.     To invest in and hold
                                                                                                         performing Canadian loans.
Cayman Islands   1505       CL Investments Limited         100.00       0009   The Goldman Sachs         Non-regulated entity
                                                                               Group, Inc.               established to invest in
                                                                                                         an unaffiliated entity
                                                                                                         that holds a consumer loan
                                                                                                         portfolio.
Delaware         0397       Embargo, LLC                    80.00       1513   MTGLQ Investors, L.P.     To purchase portfolios of
                                                                                                         credit cards receivables.
United States    1494       PNW, LLC                       100.00       6117   SSIG SPF ONE LQ, LLC      A utilities supplier of
                                                                                                         energy and energy-related
                                                                                                         products.
Delaware         1517       SOPAC LLC                      100.00       0009   The Goldman Sachs         Purchase of securities
                                                                               Group, Inc.               from S. Pacific
                                                                                                         Liquidators.
California       1518       Southern Pacific               100.00       0009   The Goldman Sachs         Purchase of S. Pacific
                            Funding Corporation                                Group, Inc.               Funding Corp. and
                                                                                                         Residuals.
Delaware         1529       PRALQ, LLC                     100.00       6117   SSIG SPF ONE LQ, LLC      To purchase a portfolio of
                                                                                                         consumer receivables,
                                                                                                         primarily auto loans.
Delaware         1531       Arlo LLC                       100.00       6117   SSIG SPF ONE LQ, LLC      To purchase and hold
                                                                                                         non-performing loans.
Delaware         1532       MIL Phase I Dallas             100.00       1513   MTGLQ Investors, L.P.     To invest 0.2% interest in
                            Gen-Par, L.L.C.                                                              and serve as general
                                                                                                         partner of MIL Phase I
                                                                                                         Dallas, L.P.
Delaware         1533       MIL Phase I Dallas,             97.80       1513   MTGLQ Investors, L.P.     To purchase property.
                            L.P.
United States    1535       REP DER Gen-Par,               100.00       1513   MTGLQ Investors, L.P.     Holder of REP DER real
                            L.L.C.                                                                       estate Limited Partnership.
United States    1536       REP DER Real Estate             99.90       1513   MTGLQ Investors, L.P.     To acquire and hold a
                            Limited Partnership                                                          non-performing real estate
                                                                                                         secured loan (Deerfield
                                                                                                         asset).
United States    1537       REP MCR Realty, L.L.C.         100.00       1513   MTGLQ Investors, L.P.     To acquire and hold 2
                                                                                                         non-performing real estate
                                                                                                         secured loans (McCook and
                                                                                                         Randolph Assets).
DELAWARE         1543       MLQ-MLL, LLC                   100.00       1513   MTGLQ Investors, L.P.     To originate and purchase
                                                                                                         Mezzanine loans on real
                                                                                                         estate investments.
United States    1560       Asset Management               100.00       1513   MTGLQ Investors, L.P.     Set up to own 1% interest
                            Company of America,                                                          in Asset Management
                            L.L.C.                                                                       Company of America L.P.
United States    1561       Asset Management                99.00       1513   MTGLQ Investors, L.P.     Capital restructure.
                            Company of America,
                            L.P.
Delaware         1565       DAC Holdings I, L.L.C.         100.00       6117   SSIG SPF ONE LQ, LLC      Holding company for 6
                                                                                                         other special purpose
                                                                                                         partnerships involved in
                                                                                                         leveraged lease
                                                                                                         transactions.
Germany          1225       Goldman, Sachs & Co.           100.00       1220   Goldman, Sachs & Co.      Trustee function for
                            Verwaltungs GmbH                                   oHG                       Rhein-Donau and Capital
                                                                                                         Partners.
New York         0714       The Goldman Sachs              100.00       0009   The Goldman Sachs         A limited purpose trust
                            Trust Company                                      Group, Inc.               company which provides
                                                                                                         clearing, trust,
                                                                                                         investment management and
                                                                                                         other fidicuary services
                                                                                                         through its offices in New
                                                                                                         York, Boston and
                                                                                                         Princeton.  Other
                                                                                                         fiduciary services include
                                                                                                         securities lending
                                                                                                         services to institutions
                                                                                                         on an a
United Kingdom   6109       GSSM Holding (U.K.)            100.00       0009   The Goldman Sachs         To hold firm's investments
                                                                               Group, Inc.               in SMFG convertible
                                                                                                         preferreds - As of
                                                                                                         11-25-05, it no longer held
                                                                                                         the shares of GSSM Hldg
                                                                                                         Corp.
Republic of      0160       Goldman Sachs (Asia)            99.00       0165   Goldman Sachs (Asia)      Non-regulated company
Mauritius                   Finance                                            Finance Holdings L.L.C.   which trades currency,
                                                                                                         equity and fixed income
                                                                                                         products in the Hong Kong
                                                                                                         market.  Exempt dealer
                                                                                                         status under Hong Kong
                                                                                                         Securities Ordinance.
Malaysia         0162       Express Investments            100.00       0160   Goldman Sachs (Asia)      Entity participating in
                            III Private Ltd.                                   Finance                   non-performing loans.
Republic of      0164       Jade Dragon                    100.00       2204   Best Investments          To purchase about 21.5
Mauritius                   (Mauritius) Limited                                (Delaware) L.L.C.         million non-tradable legal
                                                                                                         person shares of a PRC
                                                                                                         listed company, in a
                                                                                                         discreet and tax efficient
                                                                                                         manner from a PRC trust
                                                                                                         company.
Delaware         0165       Goldman Sachs (Asia)            99.00       0001   Goldman, Sachs & Co.      Holding company of Goldman
                            Finance Holdings                                                             Sachs (Asia) Finance.
                            L.L.C.
Republic of      0823       Goldman Sachs                  100.00       2200   GS Financial Services     Proprietary trading and
Mauritius                   Investments                                        L.P. (Del)                intercompany
                            (Mauritius)                                                                  over-the-counter
                            I Limited                                                                    (OTC) derivatives -
                                                                                                         special purpose vehicle
                                                                                                         formed to deal in Indian
                                                                                                         shares; unregulated.
Cayman Islands   6138       Goldman Sachs                  100.00       0160   Goldman Sachs (Asia)      Set up for issuance of
                            Structured Products                                Finance                   Hong Kong listed warrants.
                            (Asia) Limited
Ireland          0124       Senna Investments              100.00       2200   GS Financial Services     To invest in KAMCO I loans
                            (Ireland) Limited                                  L.P. (Del)                purchased from Restamove
                                                                                                         Ireland Limited.  (Loans
                                                                                                         classified as non accrual
                                                                                                         but is continuing to pay
                                                                                                         interest)
Ireland          0163       NJLQ (Ireland) Limited         100.00       2200   GS Financial Services     Entity participating in
                                                                               L.P. (Del)                non-performing loans.
Ireland          0789       Triumph Investments            100.00       6150   Best II Investments       Primarily established to
                            (Ireland) Limited                                  (Delaware) L.L.C.         hold ASSG positions in
                                                                                                         Korean assets.
Ireland          0940       Restamove Ireland              100.00       2200   GS Financial Services     Primarily established to
                            Limited                                            L.P. (Del)                hold proprietary positions
                                                                                                         in Korean bonds and
                                                                                                         equities; all activity
                                                                                                         will be limited to
                                                                                                         affiliates and Korean
                                                                                                         broker/dealers.
Ireland          6136       Triumph II                     100.00       2200   GS Financial Services     Primarily established to
                            Investments (Ireland)                              L.P. (Del)                hold ASSG positions in
                            Limited                                                                      Korean assets.
Ireland          6137       Triumph III                    100.00       6150   Best II Investments       To hold an array of Dong
                            Investments (Ireland)                              (Delaware) L.L.C.         Ah Construction Ltd.
                            Limited                                                                      Claims with a portion
                                                                                                         guaranteed by Korea
                                                                                                         Express Co. ("KorEx") and
                                                                                                         certain direct claim of
                                                                                                         KorEx.
Ireland          6150       Best II Investments            100.00       2200   GS Financial Services     To hold ownerships of
                            (Delaware) L.L.C.                                  L.P. (Del)                Triumph Investments
                                                                                                         (Ireland) Limited and
                                                                                                         Triumph III Investments
                                                                                                         (Ireland) Limited.
Delaware         0027       Epoch Securities, Inc.         100.00       0009   The Goldman Sachs         An investment bank that
                                                                               Group, Inc.               uses sophisticated
                                                                                                         technology to connect to
                                                                                                         individual investors in
                                                                                                         the United States.
China            2240       GS Global Funding              100.00       0823   Goldman Sachs             Trustee for GS Global
                            Services I Limited                                 Investments               Funding Hong Kong Trust I.
                                                                               (Mauritius) I Limited
China            2241       GS Global Funding              100.00       0823   Goldman Sachs             Trustee for GS Global
                            Services II Limited                                Investments               Funding Hong Kong Trust II.
                                                                               (Mauritius) I Limited
China            2242       GS Global Funding               99.00       0009   The Goldman Sachs         Entity established to
                            Hong Kong I Limited                                Group, Inc.               facilitate structured
                                                                                                         financing.
China            2243       GS Global Funding               99.00       0009   The Goldman Sachs         Entity established to
                            Hong Kong II Limited                               Group, Inc.               facilitate structured
                                                                                                         financing.
China            2244       GS Global Funding              100.00       0160   Goldman Sachs (Asia)      Trust created to fund GS
                            Hong Kong Trust I                                  Finance                   Global Fund Hong Kong
                                                                                                         Partnership.

China            2245       GS Global Funding              100.00       0160   Goldman Sachs (Asia)      Trust created to fund GS
                            Hong Kong Trust II                                 Finance                   Global Fund Hong Kong
                                                                                                         Partnership.
China            2246       GS Global Funding              100.00       2245   GS Global Funding Hong    Partnership created to
                            Hong Kong Partnership                              Kong Trust II             enter into funding
                                                                                                         transactions with third
                                                                                                         parties.
Cayman Islands   0412       Amagansett Financing           100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                            Limited                                            Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
United Kingdom   2285       Goldman Sachs Capital          100.00       2200   GS Financial Services     Set up as part of an AMSSG
                            Investments Limited                                L.P. (Del)                Structured Investing Group
                                                                                                         transaction.
United Kingdom   2286       Goldman Sachs Capital          100.00       2285   Goldman Sachs Capital     Set up as part of an AMSSG
                            Investments II Limited                             Investments Limited       Structured Investing Group
                                                                                                         transaction.
United Kingdom   0032       Scadbury UK Limited            100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                                                                               Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
United Kingdom   0033       Amagansett UK Limited          100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                                                                               Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
United Kingdom   0034       Scadbury Assets                 99.00       0032   Scadbury UK Limited       Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0035       Amagansett II Assets           100.00       0033   Amagansett UK Limited     Set up as part of an AMSSG
                            Limited                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0036       Scadbury Funding               100.00       0032   Scadbury UK Limited       Set up as part of an AMSSG
                            Limited                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0037       Amagansett Funding             100.00       0033   Amagansett UK Limited     Set up as part of an AMSSG
                            Limited                                                                      Structured Investing Group
                                                                                                         transaction.
United Kingdom   0038       Amagansett Assets               99.00       0033   Amagansett UK Limited     Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0039       Scadbury II Assets             100.00       0032   Scadbury UK Limited       Set up as part of an AMSSG
                            LIMITED                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0401       Shire II Assets                100.00       0404   Shire UK Limited          Set up as part of an AMSSG
                            LIMITED                                                                      Structured Investing Group
                                                                                                         transaction.
Cayman Islands   0402       Shire Funding Limited          100.00       0404   Shire UK Limited          Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United Kingdom   0403       Shire Assets                    99.00       0404   Shire UK Limited          Set up as part of an AMSSG
                                                                                                         Structured Investing Group
                                                                                                         transaction.
United Kingdom   0404       Shire UK Limited               100.00       0709   Goldman Sachs Group       Set up as part of an AMSSG
                                                                               Holdings (U.K.)           Structured Investing Group
                                                                                                         transaction.
Jersey,          2226       Cheshire Holdings              100.00       0009   The Goldman Sachs         Entity established to
Channel Islands             Europe Limited                                     Group, Inc.               facilitate structured
                                                                                                         financing.
United States    0111       GS MD80 Leasing LLC            100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
United States    0792       GS 767 Leasing LLC             100.00       2298   GSFS Investments I        Set up as part of an AMSSG
                                                                               Corp.                     Structured Investing Group
                                                                                                         transaction.
Delaware         2247       GS Global Funding II,          100.00       2223   GS Global Funding, Inc.   Holding company for GS
                            Co.                                                                          Global Funding III, Co.
Delaware         2248       GS Global Funding              100.00       2247   GS Global Funding II,     Holding company for GS
                            III, Co.                                           Co.                       Global Funding IV, LLC.
Delaware         2249       GS Global Funding IV,          100.00       2248   GS Global Funding III,    Investor in preferred
                            LLC                                                Co.                       securities.
Delaware         2250       GS Global                      100.00       2200   GS Financial Services     Investor in preferred
                            Investments, Co.                                   L.P. (Del)                securities.
Cayman Islands   2251       GS Global Investments          100.00       2252   GS Global Investments     Investor in preferred
                            II, Limited                                        III Trust                 securities.
Delaware         2252       GS Global Investments          100.00       2250   GS Global Investments,    Investor in preferred
                            III Trust                                          Co.                       securities.
Cayman Islands   2253       County Assets Limited          100.00       2254   County Funding            Established to facilitate
                                                                                                         structured financing.
United Kingdom   2254       County Funding                 100.00       2255   County UK Limited         Entity established to
                                                                                                         facilitate structured
                                                                                                         financing.
Cayman Islands   2255       County UK Limited              100.00       2256   GS Global Investments     Entity established to
                                                                               UK, Inc.                  facilitate structured
                                                                                                         financing.
Delaware         2256       GS Global Investments          100.00       2250   GS Global Investments,    Holding company formed in
                            UK, Inc.                                           Co.                       connection with a
                                                                                                         structured repo
                                                                                                         transaction.
Bermuda          2282       GS V-1 Holdings, L.P.           99.00       0250   GSCP (DEL) INC.           Entity established to
                                                                                                         facilitate structured
                                                                                                         financing.
Delaware         2287       Capital Investments            100.00       2286   Goldman Sachs Capital     Entity established to
                            (U.S.) III LLC                                     Investments II Limited    facilitate structured
                                                                                                         financing.
United Kingdom   2291       Minerva Investments             99.00       0411   Minerva Inc.              To facilitate structured
                            Partnership                                                                  financing.
Delaware         2304       Fluret Trust                    95.00       2200   GS Financial Services     Entity established to
                                                                               L.P. (Del)                facilitate structured
                                                                                                         financing.
Germany          0429       Hull Trading GmbH              100.00       0431   The Hull Group, L.L.C.    Proprietary trading firm;
                                                                                                         Entity was liquidated in
                                                                                                         Nov/Dec 2005 and is in the
                                                                                                         process of dissolution.
Vermont          0246       Pearl Street                   100.00       0009   The Goldman Sachs         Vermont captive insurance
                            Insurance Company,                                 Group, Inc.               company; to insure
                            Inc.                                                                         specific hazards and
                                                                                                         operational risks of the
                                                                                                         firm.
Illinois         0431       The Hull Group, L.L.C.          27.59       0009   The Goldman Sachs         Managing member for SLK
                                                                               Group, Inc.               Hull Derivatives LLC, Hull
                                                                                                         Trading GmbH, Hull Trading
                                                                                                         UK & Hull Trading Asia.
Illinois         0431       The Hull Group, L.L.C.          72.41       0430   GS Hull Holding, Inc.     Managing member for SLK
                                                                                                         Hull Derivatives LLC, Hull
                                                                                                         Trading GmbH, Hull Trading
                                                                                                         UK & Hull Trading Asia.
Delaware         0432       SLK-Hull Derivatives           100.00       0431   The Hull Group, L.L.C.    Registered broker-dealer
                            LLC                                                                          that operates as a
                                                                                                         market-maker and trader on
                                                                                                         various securities and
                                                                                                         futures exchanges.
Delaware         0706       Fleet Trade &                  100.00       0009   The Goldman Sachs         Non-regulated petroleum
                            Transport (U.S.A.)                                 Group, Inc.               shipping entity.
                            Ltd.
Delaware         0775       Goldman Sachs Power             99.00       0008   J. Aron Holdings, L.P.    Established to serve as
                            L.L.C.                                                                       the exclusive advisor to
                                                                                                         Constellation Power Source
                                                                                                         Inc. (CPSI - a subsidiary
                                                                                                         of Baltimore Gas and
                                                                                                         Electric) for power trading
                                                                                                         and risk management and
                                                                                                         will license to CPSI
                                                                                                         software related to power
                                                                                                         trading and risk
                                                                                                         management.
New York         0801       J. Aron & Company               99.80       0008   J. Aron Holdings, L.P.    Dealer in petroleum,
                                                                                                         metals (precious & base),
                                                                                                         grain and coffee/cocoa in
                                                                                                         the spot and forward
                                                                                                         markets and foreign
                                                                                                         currency options and
                                                                                                         maintains seats on various
                                                                                                         commodity exchanges
                                                                                                         worldwide; commodities
                                                                                                         dealer.
Delaware         0098       REP ELD Gen-Par,               100.00       0009   The Goldman Sachs         To serve as General
                            L.L.C.                                             Group, Inc.               Partner of REP ELD Real
                                                                                                         Estate, L.P.
Delaware         0180       REP SAN Real Estate             99.80       0009   The Goldman Sachs         General partners for REP
                            Limited Partnership                                Group, Inc.               SAN Real Estate, LLC.
Delaware         0181       REP SAN GEN-PAR,               100.00       0009   The Goldman Sachs         Holds real estate assets.
                            L.L.C.                                             Group, Inc.
Delaware         0182       REP CHW Realty, L.L.C.         100.00       0009   The Goldman Sachs         To invest in land and land
                                                                               Group, Inc.               development.
Delaware         0183       REP ELD Real Estate             99.80       0009   The Goldman Sachs         To invest in land and land
                            Limited Partnership                                Group, Inc.               development.
United States    0185       National Healthcare             67.50       0009   The Goldman Sachs         Provides temporary Nurse
                            Staffing, LLC.                                     Group, Inc.               staffing to Medical
                                                                                                         Institutions.
United States    0185       National Healthcare             32.50       M.I.%  Outside investors         Provides temporary Nurse
                            Staffing, LLC.                                                               staffing to Medical
                                                                                                         Institutions.
Delaware         0292       GS New Markets Fund,            98.00       0009   The Goldman Sachs         Parent for UIG - Portland
                            LLC                                                Group, Inc.               fund of funds investment.
Delaware         0293       GS New Markets Fund            100.00       0009   The Goldman Sachs         Parent for UIG - Portland
                            Pnr, Inc.                                          Group, Inc.               fund of funds investment.
Delaware         0795       REP FSB Real Estate,           100.00       0009   The Goldman Sachs         Real estate investment.
                            L.L.C.                                             Group, Inc.
United States    0796       GS LPII Phase I                 95.00       0009   The Goldman Sachs         Invests in real estate
                            Realty, LLC                                        Group, Inc.               property.
Delaware         9868       REP PEB Realty, L.L.C.         100.00       6117   SSIG SPF ONE LQ, LLC      Hold real estate
                                                                                                         investment.
Delaware         9869       REP PRK REALTY, L.L.C.         100.00       0009   The Goldman Sachs         Real estate investment
                                                                               Group, Inc.               (Mortgage Loans).
Delaware         9870       REP ALX REALTY, L.L.C.         100.00       0009   The Goldman Sachs         To invest in real estate.
                                                                               Group, Inc.
Delaware         1520       GSSLQ, L.L.C.                  100.00       1513   MTGLQ Investors, L.P.     40% equity owner of SLQ S.
                                                                                                         de R.L. de C.V., which is
                                                                                                         purchasing servicing
                                                                                                         rights in a portfolio of
                                                                                                         non-performing Mexican
                                                                                                         loans from Banco Union.
Mexico           1522       SCLQ, S. de R.L. de            100.00       1513   MTGLQ Investors, L.P.     Set up to purchase a
                            C.V.                                                                         portfolio of
                                                                                                         non-performing Mexican
                                                                                                         loans from Banco
                                                                                                         International, S.A.
                                                                                                         Institution de Banca
                                                                                                         multiple, Grupo Financiero
                                                                                                         (Bital).
Brazil           1540       Rio Negro Assessoria         99.99995       1513   MTGLQ Investors, L.P.     To invest in distressed
                            LTDA.                                                                        assets in Brazil.
Brazil           1541       Rio Tocurui CLA                100.00       1513   MTGLQ Investors, L.P.     Investment in
                            Securitizadora de                                                            non-performing loan
                            Creditos Financeiros                                                         portfolios in Brazil.
Brazil           1545       Rio Parana Companhia            99.99       1513   MTGLQ Investors, L.P.     Investment in
                            Securitizadora De                                                            non-performing loan
                            Creditos Financeiros                                                         portfolios in Brazil.  Set
                                                                                                         up to own 1% interest in
                                                                                                         Archon Financial L.P., SPV
                                                                                                         to hold Brazilian loan
                                                                                                         portfolios.
United States    1542       Remark Capital Group            75.00       1513   MTGLQ Investors, L.P.     Manage and service
                            LLC                                                                          portfolios of consumer
                                                                                                         auto loans.
United States    1542       Remark Capital Group            25.00       M.I.%  Outside investors         Manage and service
                            LLC                                                                          portfolios of consumer
                                                                                                         auto loans.
Delaware         0109       SPF ONE IL, LLC                100.00       1513   MTGLQ Investors, L.P.     Serve as intermediate
                                                                                                         (intercompany) lender to
                                                                                                         GS&Co as part of
                                                                                                         non-recourse financing
                                                                                                         transaction.
Delaware         1513       MTGLQ Investors, L.P.           99.00       0009   The Goldman Sachs         To invest in and hold
                                                                               Group, Inc.               non-performing real estate
                                                                                                         assets and loans.
Delaware         6103       William Street                 100.00       0009   The Goldman Sachs         To extend unfunded loan
                            Commitment Corporation                             Group, Inc.               commitments to
                                                                                                         investment-grade customers
                                                                                                         of Goldman Sachs Group,
                                                                                                         Inc.
Delaware         6104       William Street Equity          100.00       2210   Goldman Sachs Capital     Entity invests in William
                            LLC                                                Markets, L.P.             Street Funding Corporation
                                                                                                         in exchange for equity and
                                                                                                         mezzanine securities.

Delaware         6105       William Street                 100.00       6104   William Street Equity     Provide sources of
                            Funding Corporation                                LLC                       liquidity for potential
                                                                                                         funding of commitments
                                                                                                         initiated in William
                                                                                                         Street Commitment
                                                                                                         Corporation.
Delaware         6108       William Street Credit          100.00       0009   The Goldman Sachs         Issues commitments (both
                            Corporation                                        Group, Inc.               funded and unfunded) under
                                                                                                         the William Street program
                                                                                                         that will not for various
                                                                                                         reasons be issued by WS
                                                                                                         Commitment Corp.
Delaware         6110       GSSM Holding Corp.             100.00       0009   The Goldman Sachs         To hold firm's investments
                                                                               Group, Inc.               in SMFG convertible
                                                                                                         preferreds - As of
                                                                                                         11-25-05, the SMFG Pref's
                                                                                                         were held by GS Group,
Delaware         6116       Goldman Sachs                  100.00       0009   The Goldman Sachs         To originate or purchase
                            Specialty Lending                                  Group, Inc.               loans to middle market
                            Holdings, Inc.                                                               borrowers that cannot
                                                                                                         sufficiently access the
                                                                                                         market through traditional
                                                                                                         senior bank debt lenders.
Delaware         6117       SSIG SPF ONE LQ, LLC           100.00       1513   MTGLQ Investors, L.P.     Opportunity fund will be
                                                                                                         in distressed credit
                                                                                                         investing space.  The fund
                                                                                                         will be actively managed.
Delaware         6118       Goldman Sachs                  100.00       0009   The Goldman Sachs         To originate or purchase
                            Specialty Lending                                  Group, Inc.               loans to middle market
                            Holdings, Inc. II                                                            borrowers that cannot
                                                                                                         sufficiently access the
                                                                                                         market through traditional
                                                                                                         senior bank debt lenders.
Delaware         6119       Case G, LLC                    100.00       1513   MTGLQ Investors, L.P.     General purpose entity for
                                                                                                         the PFG consumer business
                                                                                                         to invest in porftolios of
                                                                                                         consumer loans.
United States    6120       Americas Performance           100.00       1513   MTGLQ Investors, L.P.     Performance fund will be
                            Fund - Pool B                                                                in par credit investing
                                                                                                         space.  The fund will be
                                                                                                         actively managed.
Netherlands      2400       GS European                     75.00       0762   ELQ Investors, Ltd        Purchase through its
                            Opportunities                                                                subsidiaries fixed income
                            Investment Fund B.V.                                                         securities and portfolio
                                                                                                         of investments.
Netherlands      2400       GS European                     25.00       M.I.%  Outside investors         Purchase through its
                            Opportunities                                                                subsidiaries fixed income
                            Investment Fund B.V.                                                         securities and portfolio
                                                                                                         of investments.
Cayman Islands   2401       GS European                     75.00       1513   MTGLQ Investors, L.P.     To provide funding to GS
                            Opportunities Fund                                                           European Strategic
                            L.P.                                                                         Investment Group BV.
Cayman Islands   2401       GS European                     25.00       M.I.%  Outside investors         To provide funding to GS
                            Opportunities Fund                                                           European Strategic
                            L.P.                                                                         Investment Group BV.
Czech Republic   2402       Demac Financial                 50.00       1513   MTGLQ Investors, L.P.     Incorporated to provide
                            Services, S.R.O.                                                             debt servicing and
                                                                                                         administrative services
                                                                                                         for CDV-1, Ltd.'s loan
                                                                                                         assets.
Czech Republic   2402       Demac Financial                 50.00       M.I.%  Outside investors         Incorporated to provide
                            Services, S.R.O.                                                             debt servicing and
                                                                                                         administrative services
                                                                                                         for CDV-1, Ltd.'s loan
                                                                                                         assets.
Netherlands      6111       GS European Strategic           75.00       2400   GS European               Purchase and originate
                            Investment Group B.V.                              Opportunities             publicly and privately
                                                                               Investment Fund B.V.      issued fixed income
                                                                                                         securities.
Netherlands      6111       GS European Strategic           25.00       M.I.%  Outside investors         Purchase and originate
                            Investment Group B.V.                                                        publicly and privately
                                                                                                         issued fixed income
                                                                                                         securities.
Netherlands      6112       GS European                     75.00       2400   GS European               To purchase and originate
                            Investment Group B.V.                              Opportunities             publicly and privately
                                                                               Investment Fund B.V.      issued fixed income
                                                                                                         securities.
Netherlands      6112       GS European                     25.00       M.I.%  Outside investors         To purchase and originate
                            Investment Group B.V.                                                        publicly and privately
                                                                                                         issued fixed income
                                                                                                         securities.
Netherlands      6113       GS European Mezzanine           75.00       2400   GS European               To purchase and originate
                            Investment Group                                   Opportunities             publicly and privately
                                                                               Investment Fund B.V.      issued fixed income
                                                                                                         securities.
Netherlands      6113       GS European Mezzanine           25.00       M.I.%  Outside investors         To purchase and originate
                            Investment Group                                                             publicly and privately
                                                                                                         issued fixed income
                                                                                                         securities.
Delaware         0764       GS European                    100.00       1513   MTGLQ Investors, L.P.     To provide funding to GS
                            Opportunities Fund                                                           European Strategic
                            GP, LLC                                                                      Investment Group BV.
Delaware         0536       Site 26 Holdings Inc.          100.00       0009   The Goldman Sachs         Partial owner of GS
                                                                               Group, Inc.               Headquarters LLC.
Delaware         0537       Goldman Sachs                   99.80       0009   The Goldman Sachs         Operating entity for Site
                            Headquarters LLC                                   Group, Inc.               26.
United States    0169       Muni Tic Toc Series            100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            Trust Consolidated                                                           and issue trust
                                                                                                         certificates for all Tic
                                                                                                         Toc Trusts.
Delaware         2261       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 A                                                                       and issue trust
                                                                                                         certificates.
Delaware         2262       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 B                                                                       and issue trust
                                                                                                         certificates.
Delaware         2263       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 C                                                                       and issue trust
                                                                                                         certificates.
Delaware         2264       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 D                                                                       and issue trust
                                                                                                         certificates.
Delaware         2265       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 E                                                                       and issue trust
                                                                                                         certificates.
Delaware         2266       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 F                                                                       and issue trust
                                                                                                         certificates.
Delaware         2267       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 G                                                                       and issue trust
                                                                                                         certificates.
Delaware         2268       Tic Toc Series Trust           100.00       0001   Goldman, Sachs & Co.      To hold municipal bonds
                            2004 H                                                                       and issue trust
                                                                                                         certificates.
Bermuda          6021       Arrow Reinsurance              100.00       0009   The Goldman Sachs         Holds casualty bond
                            Company, Limited                                   Group, Inc.               positions.
Bermuda          1052       GS Arrow Capital Risk          100.00       1050   Goldman Sachs Risk        Maintains Insurance
                            Services Limited                                   Advisors, L.P.            Broker's license in
                                                                                                         Bermuda, effective 3/27/98;
                                                                                                         reinsurance intermediary
                                                                                                         that can act as reinsurance
                                                                                                         broker.
Delaware         0746       GS Municipal Products           99.00       0009   The Goldman Sachs         Holds sponsor certificates
                            L.L.C.                                             Group, Inc.               issued in tender option
                                                                                                         programs.
New York         1010       Goldman Sachs Housing           99.00       0009   The Goldman Sachs         Government National
                            and Health Care                                    Group, Inc.               Mortgage Association
                            Funding Company                                                              (GNMA) issuer/servicer and
                                                                                                         a non-supervised mortgagee
                                                                                                         under FHA regulations to
                                                                                                         originate, process and
                                                                                                         service FHA insured
                                                                                                         mortgages.
New York         1020       Goldman Sachs Housing          100.00       0009   The Goldman Sachs         Originates and services
                            and Health Care                                    Group, Inc.               Federal Housing
                            Capital Corporation                                                          Administration (FHA)
                                                                                                         insured mortgages; general
                                                                                                         partner in Goldman Sachs
                                                                                                         Housing and Health Care
                                                                                                         Funding Company.
Bermuda          1023       Arrow Capital                  100.00       0009   The Goldman Sachs         Bermuda insurance company
                            Reinsurance Company,                               Group, Inc.               that will assume and cede
                            Limited                                                                      property catastrophe risks.
Delaware         1050       Goldman Sachs Risk              99.00       0009   The Goldman Sachs         Licensed re-insurance
                            Advisors, L.P.                                     Group, Inc.               intermediary in NY that
                                                                                                         can act as re-insurance
                                                                                                         broker.
South Carolina   6121       Charleston Capital             100.00       6122   Columbia Capital Life     To pursue various
                            Reinsurance, LLC                                   Reinsurance Company       opportunities in the
                                                                                                         reinsurance business.
South Carolina   6122       Columbia Capital Life          100.00       0009   The Goldman Sachs         To pursue various
                            Reinsurance Company                                Group, Inc.               opportunities in the
                                                                                                         reinsurance business.
Italy            0426       Societa' Acquisizione           98.00       1513   MTGLQ Investors L.P.      Purchases non-performing
                            e Rifinanziamento                                                            Italian mortgage and
                            Crediti Srl                                                                  consumer loan portfolios
                                                                                                         and then securitizes them.
Italy            1253       Goldman Sachs SGR               99.00       0700   Goldman Sachs (UK)        Assets management company.
                            S.P.A.                                             L.L.C.
Republic of      0822       Goldman Sachs                   99.00       0009   The Goldman Sachs         Entity set up in 1995 to
Mauritius                   (Mauritius) L.L.C.                                 Group, Inc.               invest in India (Kotak
                                                                                                         Mahindra Capital Co. and
                                                                                                         Kotak Securities JVs and
                                                                                                         GS entities in India).
India            0839       Goldman Sachs                   99.00       0822   Goldman Sachs             Providing IT & IT enabled
                            Services Private                                   (Mauritius) L.L.C.        services to other GS
                            Limited                                                                      entities.
Delaware         0242       The Goldman Sachs              100.00       0244   The Goldman Sachs         The purpose of the trust
                            Trust Company of                                   Trust Company, N.A.       company is to carry on a
                            Delaware                                                                     limited purpose trust
                                                                                                         company business.
Delaware         0244       The Goldman Sachs              100.00       0009   The Goldman Sachs         A national bank providing
                            Trust Company, N.A.                                Group, Inc.               fiduciary services in the
                                                                                                         United States subject to
                                                                                                         regulation by the Office of
                                                                                                         the Comptroller of
                                                                                                         Currency.
New York         0245       Goldman Sachs                  100.00       0009   The Goldman Sachs         To sell life insurance
                            Insurance Agency, Inc.                             Group, Inc.               products and receive
                                                                                                         commissions; broker in the
                                                                                                         life insurance business.
Utah             0247       Goldman Sachs Bank USA         100.00       0009   The Goldman Sachs         To engage in the business
                                                                               Group, Inc.               of credit and other
                                                                                                         financial related
                                                                                                         services, organized under
                                                                                                         the law of the state of
                                                                                                         Utah.
Delaware         0270       Goldman Sachs Israel           100.00       0009   The Goldman Sachs         Israeli investment
                            LLC                                                Group, Inc.               research entity.
Netherlands      0690       Goldman Sachs                  100.00       0009   The Goldman Sachs         Entity set up to own the
                            (Netherlands) B.V.                                 Group, Inc.               GS limited partnership
                                                                                                         interest in GSMMDP.
Netherlands      0828       Euro-splitter B.V.             100.00       0801   J. Aron & Company         Netherlands based entity
Antilles                                                                                                 established to invest in a
                                                                                                         condensate splitter (oil
                                                                                                         refinery) in Rotterdam.
                                                                                                         Being considered for
                                                                                                         liquidation.
Netherlands      0843       European Power Source          100.00       0009   The Goldman Sachs         Holding company for power
                            Company (B.V.) (The)                               Group, Inc.               trading subsidiaries.
Delaware         1240       Goldman Sachs (AO)              99.00       0009   The Goldman Sachs         Investment banking entity
                            L.L.C.                                             Group, Inc.               based in Russia.

Isle of Jersey   0230       Goldman Sachs Europe           100.00       0201   Goldman Sachs             Employs consultants to
                            Limited                                            International             Investment Banking
                                                                                                         Division; contracts with
                                                                                                         international advisers.
United Kingdom   0434       Hull Trading UK                100.00       0431   The Hull Group, L.L.C.    Proprietary trading firm.
United Kingdom   0482       SLK Global Markets             100.00       0495   Goldman Sachs             Introduces foreign
                            Limited                                            Execution & Clearing,     customer trades to Spear,
                                                                               L.P.                      Leeds & Kellogg, LP on a
                                                                                                         fully-disclosed basis.
United Kingdom   0825       J. Aron & Company               50.00       0220   Goldman Sachs Holdings    Bullion market-making;
                            (Bullion)                                          (U.K.)                    precious metals trader
                                                                                                         (ceased to trade in 2001).
United Kingdom   0825       J. Aron & Company               50.00       0709   Goldman Sachs Group       Bullion market-making;
                            (Bullion)                                          Holdings (U.K.)           precious metals trader
                                                                                                         (ceased to trade in 2001).
United Kingdom   0840       Goldman Sachs                  100.00       0220   Goldman Sachs Holdings    London based foreign
                            International Finance                              (U.K.)                    exchange dealer in the
                                                                                                         spot and forward market
                                                                                                         (ceased to trade in 2002)
                                                                                                         registered with the Bank of
                                                                                                         England.
United Kingdom   0844       European Power Source          100.00       0843   European Power Source     Trading power in the UK /
                            Company (U.K.)                                     Company (B.V.) (The)      NETA Environment.
                            Limited (The)
United Kingdom   1053       Goldman Sachs Risk             100.00       0709   Goldman Sachs Group       Involved in the insurance
                            Advisors (Europe)                                  Holdings (U.K.)           and reinsurance products
                                                                                                         business (Dormant).
United Kingdom   1902       Goldman Sachs London           100.00       0009   The Goldman Sachs         To hold land that is
                            Property Limited                                   Group, Inc.               intended to be developed
                                                                                                         for future use within the
                                                                                                         group.
Bermuda          2220       Goldman Sachs Credit            99.90       2350   GSCP (DEL) Inc.           Non-regulated entity
                            Partners L.P.                                                                established to trade
                                                                                                         emerging market loans and
                                                                                                         senior bank loans.
Delaware         2221       Special Situations             100.00       0009   The Goldman Sachs         The primary purpose of the
                            Investing Group, Inc.                              Group, Inc.               entity is the buying and
                                                                                                         selling of bank debt;
                                                                                                         additionally, there will
                                                                                                         be some securities trading.
Delaware         2229       Madison/Special                 99.99       2221   Special Situations        Joint venture specializing
                            Situations Value                                   Investing Group, Inc.     in bankruptcy trade claims.
                            Fund, LLC
Texas            2230       RTV Ventures LLC                50.00       2220   Goldman Sachs Credit      Delaware entity
                                                                               Partners L.P.             established to service an
                                                                                                         existing loan portfolio.
Texas            2230       RTV Ventures LLC                50.00       M.I.%  Outside investors         Delaware entity
                                                                                                         established to service an
                                                                                                         existing loan portfolio.
Delaware         2257       Madison/Special                 99.99       2221   Special Situations        Joint venture partner to
                            Situations Value Fund                              Investing Group, Inc.     purchase small bankruptcy
                            II, LLC                                                                      trade clients.
United States    2350       GSCP (DEL) Inc.                100.00       0009   The Goldman Sachs         To act as general partner
                                                                               Group, Inc.               and regular partner in
                                                                                                         GSCP.
United States    2351       GSCP (DEL) LLC                 100.00       2350   GSCP (DEL) Inc.           To act as limited partners
                                                                                                         for GSCP.
Australia        0354       Goldman Sachs JBWere            45.00       0009   The Goldman Sachs         Entity and business
                            Financial Markets Pty                              Group, Inc.               realignment for mandatory
                            Ltd                                                                          regulatory reforms in
                                                                                                         Australia.
Australia        0354       Goldman Sachs JBWere            55.00       M.I.%  Outside investors         Entity and business
                            Financial Markets Pty                                                        realignment for mandatory
                            Ltd                                                                          regulatory reforms in
                                                                                                         Australia.
United States    0794       GS Leasing (N506MC),           100.00       2298   GSFS Investments I        To hold an aircraft.
                            LLC                                                Corp.
New York         0001       Goldman, Sachs & Co.            99.80       0009   The Goldman Sachs         SEC registered
                                                                               Group, Inc.               broker/dealer;
                                                                                                         broker/dealer which engages
                                                                                                         in proprietary and agency
                                                                                                         transactions in the fixed
                                                                                                         income, equity and currency
                                                                                                         markets; is principal
                                                                                                         provider of the Firm's
                                                                                                         Investment Banking
                                                                                                         services.
Japan            0316       Goldman Sachs Asset             99.00       0313   Goldman Sachs Asset       Established in connection
                            Management Co., Ltd.                               Management, L.P.          with obtaining a mutual
                                                                                                         fund license in Japan.
Japan            0323       Goldman Sachs Japan            100.00       0303   Goldman Sachs (Japan)     Established to provide
                            Holdings, Ltd.                                     Ltd.                      management services to
                                                                                                         Japanese entities and hold
                                                                                                         the fixed assets in Japan.
Cayman Islands   0320       GS Pension Management           99.00       0009   The Goldman Sachs         GSAM-related vehicle.
                            Company                                            Group, Inc.               Dormant.
Delaware         2280       Synfuel Solutions               99.99       0009   The Goldman Sachs         Holding company for
                            Holdings LLC                                       Group, Inc.               Synfuel Solutions LLC.
Singapore        0805       Goldman Sachs Foreign           59.39       0801   J. Aron & Company         Foreign exchange dealer in
                            Exchange (Singapore)                                                         the forward, option,
                            Pte.                                                                         futures and spot markets.
Singapore        0807       Goldman Sachs Futures          100.00       0805   Goldman Sachs Foreign     Executes, clears and
                            Pte Ltd                                            Exchange (Singapore)      carries financial and fuel
                                                                               PTE.                      oil futures for affiliated
                                                                                                         entities on the Singapore
                                                                                                         Exchange Derivatives
                                                                                                         Clearing Limited
                                                                                                         ("SGX-DC"); transacts only
                                                                                                         on behalf of affiliates.
Italy            0441       Akteas S.r.l.                  100.00       0762   ELQ Investors, Ltd        REO vehicle for potential
                                                                                                         acquisitions of real
                                                                                                         estate from SARC for the
                                                                                                         Absolute prtfolio
Isle of Jersey   0440       Frankfurter Mobilien           100.00       2200   GS Financial Services     Holds German leases.
                            Limited                                            L.P. (Del)
United Kingdom   0442       Northern Electric              100.00       0762   ELQ Investors, Ltd        UK entity to hold an
                            (Peaking) Ltd.                                                               investment in a power
                                                                                                         company.
United Kingdom   0443       South Wales                    100.00       0762   ELQ Investors, Ltd        UK entity to hold an
                            Investments TPL Ltd.                                                         investment in a power
                                                                                                         company.
United Kingdom   0444       Western Power                  100.00       0762   ELQ Investors, Ltd        UK entity to hold an
                            Investments Ltd.                                                             investment in a power
                                                                                                         company.
United Kingdom   0762       ELQ Investors, Ltd.            100.00       1513   MTGLQ Investors, L.P.     Holding company for
                                                                                                         non-performing debt
                                                                                                         investments.
Brazil           0620       Goldman Sachs DO                99.90       0009   The Goldman Sachs         Brazilian bank.
                            Brasil Banco Multiplo                              Group, Inc.
                            S/A
Brazil           0630       Goldman, Sachs &                99.00       0009   The Goldman Sachs         Representative office in
                            Companhia                                          Group, Inc.               Sao Paulo, Brazil.
Delaware         0660       Goldman Sachs                   99.00       0009   The Goldman Sachs         Representative office in
                            Argentina L.L.C.                                   Group, Inc.               Buenos Aires.
United States    0845       Patterson Capital              100.00       0009   The Goldman Sachs         Futures introducing broker.
                            Markets, Ltd.                                      Group, Inc.
United Kingdom   0769       Matterhorn                     100.00       2400   GS European               Non performing loan
                            Acquisitions Ltd.                                  Opportunities             portfolio investments.
                                                                               Investment Fund B.V.
Delaware         0506       GS Ayco Holdings LLC           100.00       0009   The Goldman Sachs         Parent company to The Ayco
                                                                               Group, Inc.               Company, LP, Saratoga
                                                                                                         Springs, LLC, also is a
                                                                                                         General Partner for the
                                                                                                         Ayco Services Agency LP.
Delaware         0507       The AYCO Company L.P.           99.00       0506   GS Ayco Holding LLC       Provides financial
                                                                                                         counseling to individuals
                                                                                                         employed by corporations.
Delaware         0508       Hambre, Inc.                   100.00       0506   GS Ayco Holding LLC       Owns and leases its
                                                                                                         employees to the Ayco
                                                                                                         Company LP and to The Ayco
                                                                                                         Services Agency LP
                                                                                                         (monthly mgmt charge
                                                                                                         between the entities for
                                                                                                         compensation and benefits
                                                                                                         related to its employees).
Delaware         0509       Saratoga Springs LLC           100.00       0506   GS Ayco Holding LLC       General partners for the
                                                                                                         Ayco Company LP.
Delaware         0511       The Ayco Services               99.00       0507   The AYCO Company L.P.     Provides personal
                            Agency L.P.                                                                  insurance needs and
                                                                                                         administration services
                                                                                                         (estate planning) for
                                                                                                         clients.
Delaware         0512       Mercay Corporation             100.00       0511   The Ayco Services         Holding company for two
                                                                               Agency L.P.               entities that was
                                                                                                         established to provide
                                                                                                         insurance services in
                                                                                                         particular states.
Delaware         0513       Mercer Allied Company           99.00       0507   The AYCO Company L.P.     Broker/dealer - part of
                            L.P.                                                                         Ayco acquisition.
New York         2013       AYCO Services                  100.00       0512   Mercay Corporation        Records insurance revenues
                            Insurance Agency, Inc.                                                       generated in the state of
                                                                                                         Massachusetts.
Japan            0138       Goldman Sachs Japan            100.00       0323   Goldman Sachs Japan       0
                            Co., Ltd.                                          Holdings, Ltd.
British Virgin   0303       Goldman Sachs (Japan)          100.00       0009   The Goldman Sachs         Tokyo based broker/dealer
Islands                     Ltd.                                               Group, Inc.               which engages in
                                                                                                         proprietary, market making
                                                                                                         and agency transactions in
                                                                                                         fixed income, equity and
                                                                                                         financial futures markets;
                                                                                                         maintains seats on various
                                                                                                         exchanges.
Switzerland      1207       Goldman, Sachs & Co.            99.00       1222   Goldman Sachs (Cayman)    Swiss based private bank.
                            Bank                                               Holding Company           Auxiliary services include
                                                                                                         Swiss franc clearing and
                                                                                                         derivatives sales and
                                                                                                         trading, including trading
                                                                                                         on the electronic Swiss
                                                                                                         exchanges and SOFFEX.
Delaware         0123       Goldman Sachs (Asia             99.00       1222   Goldman Sachs (Cayman)    Entity set up as the
                            Pacific) L.L.C.                                    Holding Company           investment holding company
                                                                                                         for PT Goldman Sachs
                                                                                                         Indonesia.
Delaware         0390       Goldman Sachs (India)           99.00       0009   The Goldman Sachs         Representative office in
                            L.L.C.                                             Group, Inc.               India.
Singapore        0492       Spear, Leeds &                 100.00       0495   Goldman Sachs             Incorporated as a private
                            Kellogg (Singapore)                                Execution & Clearing,     limited company in the
                            Pte Ltd.                                           L.P.                      Republic of Singapore.
                                                                                                         Its sole business activity
                                                                                                         is to execute futures and
                                                                                                         options transactions as a
                                                                                                         member of the Singapore
                                                                                                         International Monetary
                                                                                                         Exchange on behalf of SLK.
                                                                                                         - in member's voluntary
                                                                                                         liqui
Indonesia        0865       PT Goldman Sachs                90.00       0123   Goldman Sachs (Asia       To carry out investment
                            Indonesia                                          Pacific) L.L.C.           banking and broker-dealer
                                                                                                         business in Indonesia, 10%
                                                                                                         owned by minority
                                                                                                         shareholder.
China            1940       Beijing Gao Hua                 33.33       1942   Beijing Gao Wang          Underwriting and
                            Securities Company                                 Venture Capital           proprietary trading of
                            Limited                                                                      securities; securities
                                                                                                         investment consultancy
                                                                                                         (including financial
                                                                                                         advisory).
China            1940       Beijing Gao Hua                 33.33       1943   Beijing De Shang          Underwriting and
                            Securities Company                                 Venture Capital Company   proprietary trading of
                            Limited                                                                      securities; securities
                                                                                                         investment consultancy
                                                                                                         (including financial
                                                                                                         advisory).

China            1940       Beijing Gao Hua                 33.33       1944   Beijing Hou Feng          Underwriting and
                            Securities Company                                 Venture Capital           proprietary trading of
                            Limited                                            Company Limited           securities; securities
                                                                                                         investment consultancy
                                                                                                         (including financial
                                                                                                         advisory).
China            1941       Goldman Sachs Gao Hua           33.00       0118   Goldman Sachs (Asia)      Underwriting of shares and
                            Securities Company                                 L.L.C.                    bonds, brokerage of
                            Limited                                                                      foreign investment shares,
                                                                                                         brokerage and proprietary
                                                                                                         trading of bonds, other
                                                                                                         business approved by the
                                                                                                         CSRC for PRC securities
                                                                                                         companies with foreign
                                                                                                         equity participation.
China            1941       Goldman Sachs Gao Hua           67.00       1940   Beijing Gao Hua           Underwriting of shares and
                            Securities Company                                 Securities Company        bonds, brokerage of
                            Limited                                            Limited                   foreign investment shares,
                                                                                                         brokerage and proprietary
                                                                                                         trading of bonds, other
                                                                                                         business approved by the
                                                                                                         CSRC for PRC securities
                                                                                                         companies with foreign
                                                                                                         equity participation.
China            1942       Beijing Gao Wang               100.00       0165   Goldman Sachs (Asia)      To invest in Beijing Gao
                            Venture Capital Co.,                               Finance Holdings L.L.C.   Hua Securities Company
                            Ltd.                                                                         Limited.
China            1943       Beijing De Shang               100.00       0165   Goldman Sachs (Asia)      To invest in Beijing Gao
                            Venture Capital Co.,                               Finance Holdings L.L.C.   Hua Securities Company
                            Ltd.                                                                         Limited.
China            1944       Beijing Hou Feng               100.00       0165   Goldman Sachs (Asia)      To invest in Beijing Gao
                            Venture Capital Co.,                               Finance Holdings L.L.C.   Hua Securities Company
                            Ltd.                                                                         Limited.
Japan            0327       Goldman Sachs Credit           100.00       0307   Goldman Sachs Realty      Non-regulated entity
                            Partners (Japan), Ltd.                             Japan Ltd.                established to trade
                                                                                                         emerging market loans and
                                                                                                         senior bank loans.
Germany          1209       Goldman, Sachs & Co            100.00       1220   Goldman, Sachs & Co.      To buy 25 Mio. USD in
                            Beteiligungs GmbH                                  oHG                       preferred shares from
                                                                                                         NetJets, a Swiss based
                                                                                                         company.
Germany          1210       Goldman, Sachs & Co.           100.00       0009   The Goldman Sachs         Managing general partner
                            Finanz GmbH                                        Group, Inc.               of Goldman, Sachs & Co.
                                                                                                         oHG.
Germany          1260       Goldman, Sachs & Co.           100.00       0009   The Goldman Sachs         Non-regulated Frankfurt
                            Wertpapier GmbH                                    Group, Inc.               based entity that issues
                                                                                                         warrants through GS oHG and
                                                                                                         purchases offsetting OTC
                                                                                                         options in the fixed
                                                                                                         income, equity, commodity
                                                                                                         and currency markets.
Germany          2208       Goldman Sachs                  100.00       1220   Goldman, Sachs & Co.      GSAM operations in Germany.
                            Investment Management                              oHG
                            GmbH
Germany          1220       Goldman, Sachs & Co.            99.00       1222   Goldman Sachs (Cayman)    Frankfurt based subsidiary
                            oHG                                                Holding Company           which provides investment
                                                                                                         banking services, fixed
                                                                                                         income trading services,
                                                                                                         equity agency services,
                                                                                                         capital markets and futures
                                                                                                         services.
Germany          1223       Goldman, Sachs                 100.00       1220   Goldman, Sachs & Co.      General Partner of GS
                            Management GP GmbH                                 oHG                       Capital Partners 2000 GmbH
                                                                                                         & Co. Beteiligungs KG.
Ontario          0150       Goldman Sachs Canada           100.00       0009   The Goldman Sachs         Toronto-/Calgary - based
                            Inc.                                               Group, Inc.               regulated broker/dealer of
                                                                                                         fixed income, equities,
                                                                                                         and futures securities.
Alberta          0156       Goldman Sachs Canada           100.00       0009   The Goldman Sachs         Formerly a 1% general
                            Finance Inc.                                       Group, Inc.               partner of Goldman Sachs
                                                                                                         Canada Finance, L.P. Now a
                                                                                                         1% shareholder of Goldman
                                                                                                         Sachs Canada Finance Co.
                                                                                                         entity will be dissolved
                                                                                                         in the near future.
Nova Scotia      0157       Goldman Sachs Canada            99.00       0009   The Goldman Sachs         Issues commercial paper in
                            Finance Co.                                        Group, Inc.               Canada and lends the
                                                                                                         proceeds to regulated and
                                                                                                         unregulated GS affiliates
                                                                                                         in Canada.
Nova Scotia      0159       Goldman Sachs Canada            99.00       2220   Goldman Sachs Credit      Entity formed during 1996
                            Credit Partners Co.                                Partners L.P.             to participate in the
                                                                                                         Canadian Senior bank debt
                                                                                                         business; holds inventory
                                                                                                         of and trades senior bank
                                                                                                         debt.

These entities are directly or indirectly controlled by or under common control with AFLIAC.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2006, there were 7,144 Contract Owners of qualified Contracts and 11,436 Contract Owners of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

Article VI of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

               NAME             POSITION OR OFFICE WITH UNDERWRITER
               ----             -----------------------------------
          Charles F. Cronin      Vice President, Secretary/Clerk and Group Counsel

          Claudia J. Eckels      Vice President

          Mary Anne Gay          Anti-Money Laundering Officer and Chief Compliance Officer

          J. Kendall Huber       Director

          Kathleen M. Loftus     Vice President

          Mark C. McGivney       Director and Treasurer

          K. David Nunley        Vice President

          Marilyn T. Smith       Director

          Paula J. Testa         President, Chief Executive Officer, Chief Operating Officer

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2005. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts. Effective on or about June 30, 2006, such services will be provided by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 3rd day of April, 2006.

                       ALLMERICA SELECT SEPARATE ACCOUNT OF
            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   By:  /s/ Samuel Ramos
                      ----------------------------------------------
                        Samuel Ramos, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                     TITLE                                                   DATE
----------                     -----                                                   ----
/s/ John J. Fowler             Vice President and Chief Financial Officer              April 3, 2006
----------------------------
John J. Fowler

Allan S. Levine*               Chairman of the Board
----------------------------

Nicholas Helmuth Von Moltke*   Director, Vice President, and Chief Operating Officer
----------------------------

John W. McMahon*               Director
----------------------------

Timothy J. O'Neill*            Director
----------------------------

Marc A. Spilker*               Director
----------------------------

/s/ Samuel Ramos               Vice President and Secretary
----------------------------
Samuel Ramos

Michael A. Reardon*            Director, President, and Chief Executive Officer
----------------------------

Amol Sagun Naik*               Vice President and Treasurer
----------------------------

*Samuel Ramos, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 14, 2006 duly executed by such persons.

/s/ Samuel Ramos
------------------------------
Samuel Ramos, Attorney-in-Fact

                                  EXHIBIT TABLE

Exhibit 8(f)   Directors' Power of Attorney

Exhibit 9      Opinion of Counsel

Exhibit 10     Consent of Independent Registered Public Accounting Firm